UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08319

Voya Partners, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-3862

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022 to June 30, 2022

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Investment Management

Semi-Annual Report

June 30, 2022

Classes ADV, I, R6, S and S2

Voya Partners, Inc.

◼ Voya Global Bond Portfolio

◼ Voya International High Dividend Low Volatility Portfolio

◼ VY® American Century Small-Mid Cap Value Portfolio

◼ VY® Baron Growth Portfolio

◼ VY® Columbia Contrarian Core Portfolio

◼ VY® Columbia Small Cap Value II Portfolio

◼ VY® Invesco Comstock Portfolio

◼ VY® Invesco Equity and Income Portfolio

◼ VY® Invesco Global Portfolio

◼ VY® JPMorgan Mid Cap Value Portfolio

◼ VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

◼ VY® T. Rowe Price Growth Equity Portfolio

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio's annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT

voyainvestments.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios' website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios' website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios' Forms NPORT-P are available on the SEC's website at www.sec.gov. Each Portfolio's complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
Voya Global Bond Portfolio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*
Class ADV	$1,000.00	$832.50	1.17%	$5.32	$1,000.00	$1,018.99	1.17%	$5.86
Class I	1,000.00	834.00	0.67	3.05	1,000.00	1,021.47	0.67	3.36
Class S	1,000.00	833.60	0.92	4.18	1,000.00	1,020.23	0.92	4.61
Voya International High Dividend Low Volatility Portfolio
Class ADV	$1,000.00	$878.80	1.23%	$5.73	$1,000.00	$1,018.70	1.23%	$6.16
Class I	1,000.00	881.20	0.73	3.40	1,000.00	1,021.17	0.73	3.66
Class S	1,000.00	880.30	0.98	4.57	1,000.00	1,019.93	0.98	4.91
Class S2	1,000.00	878.70	1.13	5.26	1,000.00	1,019.19	1.13	5.66
VY® American Century Small-Mid Cap Value Portfolio
Class ADV	$1,000.00	$892.30	1.35%	$6.33	$1,000.00	$1,018.10	1.35%	$6.76
Class I	1,000.00	895.20	0.85	3.99	1,000.00	1,020.58	0.85	4.26
Class S	1,000.00	894.00	1.10	5.17	1,000.00	1,019.34	1.10	5.51
Class S2	1,000.00	893.10	1.25	5.87	1,000.00	1,018.60	1.25	6.26

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
VY® Baron Growth Portfolio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*
Class ADV	$1,000.00	$701.00	1.49%	$6.28	$1,000.00	$1,017.41	1.49%	$7.45
Class I	1,000.00	702.80	0.99	4.18	1,000.00	1,019.89	0.99	4.96
Class R6	1,000.00	703.20	0.98	4.14	1,000.00	1,019.93	0.98	4.91
Class S	1,000.00	702.10	1.24	5.23	1,000.00	1,018.65	1.24	6.21
Class S2	1,000.00	701.70	1.39	5.86	1,000.00	1,017.90	1.39	6.95
VY® Columbia Contrarian Core Portfolio
Class ADV	$1,000.00	$811.60	1.23%	$5.52	$1,000.00	$1,018.70	1.23%	$6.16
Class I	1,000.00	813.70	0.73	3.28	1,000.00	1,021.17	0.73	3.66
Class S	1,000.00	812.90	0.98	4.41	1,000.00	1,019.93	0.98	4.91
VY® Columbia Small Cap Value II Portfolio
Class ADV	$1,000.00	$821.40	1.43%	$6.46	$1,000.00	$1,017.70	1.43%	$7.15
Class I	1,000.00	823.60	0.93	4.21	1,000.00	1,020.18	0.93	4.66
Class R6	1,000.00	823.80	0.86	3.89	1,000.00	1,020.53	0.86	4.31
Class S	1,000.00	822.30	1.18	5.33	1,000.00	1,018.94	1.18	5.91
Class S2	1,000.00	822.10	1.33	6.01	1,000.00	1,018.20	1.33	6.66
VY® Invesco Comstock Portfolio
Class ADV	$1,000.00	$920.70	1.20%	$5.71	$1,000.00	$1,018.84	1.20%	$6.01
Class I	1,000.00	923.30	0.70	3.34	1,000.00	1,021.32	0.70	3.51
Class S	1,000.00	922.00	0.95	4.53	1,000.00	1,020.08	0.95	4.76
VY® Invesco Equity and Income Portfolio
Class ADV	$1,000.00	$876.20	1.14%	$5.30	$1,000.00	$1,019.14	1.14%	$5.71
Class I	1,000.00	878.50	0.64	2.98	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	877.40	0.89	4.14	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	876.80	1.02	4.75	1,000.00	1,019.74	1.02	5.11
VY® Invesco Global Portfolio
Class ADV	$1,000.00	$679.80	1.30%	$5.41	$1,000.00	$1,018.35	1.30%	$6.51
Class I	1,000.00	681.40	0.80	3.34	1,000.00	1,020.83	0.80	4.01
Class S	1,000.00	680.60	1.05	4.38	1,000.00	1,019.59	1.05	5.26
Class S2	1,000.00	680.10	1.20	5.00	1,000.00	1,018.84	1.20	6.01
VY® JPMorgan Mid Cap Value Portfolio
Class ADV	$1,000.00	$863.80	1.38%	$6.38	$1,000.00	$1,017.95	1.38%	$6.90
Class I	1,000.00	866.00	0.88	4.07	1,000.00	1,020.43	0.88	4.41
Class S	1,000.00	864.60	1.13	5.22	1,000.00	1,019.19	1.13	5.66
Class S2	1,000.00	863.80	1.28	5.92	1,000.00	1,018.45	1.28	6.41

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*
Class ADV	$1,000.00	$708.80	1.28%	$5.42	$1,000.00	$1,018.45	1.28%	$6.41
Class I	1,000.00	710.50	0.78	3.31	1,000.00	1,020.93	0.78	3.91
Class R6	1,000.00	710.20	0.75	3.18	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	708.90	1.03	4.36	1,000.00	1,019.69	1.03	5.16
Class S2	1,000.00	708.80	1.18	5.00	1,000.00	1,018.94	1.18	5.91
VY® T. Rowe Price Growth Equity Portfolio
Class ADV	$1,000.00	$625.30	1.23%	$4.96	$1,000.00	$1,018.70	1.23%	$6.16
Class I	1,000.00	626.80	0.73	2.94	1,000.00	1,021.17	0.73	3.66
Class S	1,000.00	626.00	0.98	3.95	1,000.00	1,019.93	0.98	4.91
Class S2	1,000.00	625.50	1.13	4.55	1,000.00	1,019.19	1.13	5.66

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2022 (UNAUDITED)

	Voya Global Bond Portfolio	Voya International High Dividend Low Volatility Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio
ASSETS:
Investments in securities at fair value+*	$110,992,105	$342,362,725	$341,957,778	$436,945,990
Investments in affiliates at fair value**	24,900,657	—	—	—
Short-term investments at fair value†	5,479,414	15,093,112	16,200,443	3,896,868
Cash	1,291,552	—	—	—
Cash collateral for futures contracts	970,000	—	—	—
Cash pledged for centrally cleared swaps (Note 2)	2,101,000	—	—	—
Cash pledged as collateral for OTC derivatives (Note 2)	800,000	—	—	—
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	280,000	—	—	—
Foreign currencies at value‡	385,859	548,015	156,288	—
Receivables:
Investment securities sold	194,314	666,058	506,138	15,258
Investments in affiliated underlying funds sold	6,286,397	—	—	—
Fund shares sold	45,468	156,290	99,076	599,930
Dividends	26,052	916,713	540,661	517,593
Interest	542,424	—	—	68,925
Foreign tax reclaims	4,486	1,812,091	16,268	—
Variation margin on futures contracts	311,714	—	—	—
Unrealized appreciation on forward foreign currency contracts	1,715,792	—	57,703	—
Prepaid expenses	1,743	4,499	4,432	6,299
Reimbursement due from Investment Adviser	14,263	—	80,737	39,244
Other assets	9,890	33,401	10,659	26,451
Total assets	156,353,130	361,592,904	359,630,183	442,116,558
LIABILITIES:
Payable for investment securities purchased	807,467	351,882	1,939,363	893,320
Payable for investment securities purchased on a delayed-delivery or when-issued basis	21,881,596	—	—	—
Payable for fund shares redeemed	343,197	2,691,707	310,994	62,326
Payable upon receipt of securities loaned	1,604,414	15,093,112	7,972,685	—
Unrealized depreciation on forward foreign currency contracts	2,622,684	—	16,923	—
Unrealized depreciation on OTC swap agreements	36,924	—	—	—
Variation margin payable on centrally cleared swaps	1,142,525	—	—	—
Cash received as collateral for OTC derivatives (Note 2)	380,000	—	—	—
Payable for investment management fees	63,630	176,106	273,608	351,977
Payable for distribution and shareholder service fees	11,316	55,480	60,247	81,104
Payable to custodian due to bank overdraft	—	428,401	—	—
Payable for directors fees	357	961	964	1,303
Payable to directors under the deferred compensation plan (Note 6)	9,890	33,401	10,659	26,451
Other accrued expenses and liabilities	62,123	158,203	102,531	147,992
Written options, at fair value^	173,006	—	—	—
Total liabilities	29,139,129	18,989,253	10,687,974	1,564,473
NET ASSETS	$127,214,001	$342,603,651	$348,942,209	$440,552,085
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$161,048,046	$336,077,489	$262,274,544	$38,599,557
Total distributable earnings (loss)	(33,834,045)	6,526,162	86,667,665	401,952,528
NET ASSETS	$127,214,001	$342,603,651	$348,942,209	$440,552,085
+ Including securities loaned at value	$1,567,099	$14,373,508	$7,755,982	$—
* Cost of investments in securities	$118,165,648	$354,375,282	$355,430,003	$104,651,575
** Cost of investments in affiliates	$30,580,251	$—	$—	$—
† Cost of short-term investments	$5,479,414	$15,093,112	$16,200,443	$3,896,868
‡ Cost of foreign currencies	$388,003	$548,729	$156,288	$—
^ Premiums received on written options	$139,766	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

	Voya Global Bond Portfolio	Voya International High Dividend Low Volatility Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio
Class ADV:
Net assets	$14,941,242	$23,371,725	$95,892,764	$94,921,485
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,794,070	2,579,892	7,560,611	4,734,001
Net asset value and redemption price per share	$8.33	$9.06	$12.68	$20.05
Class I:
Net assets	$88,753,866	$108,186,021	$163,643,047	$114,797,019
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,462,316	11,764,027	11,904,636	4,613,148
Net asset value and redemption price per share	$8.48	$9.20	$13.75	$24.88
Class R6:
Net assets	n/a	n/a	n/a	$35,794,170
Shares authorized	n/a	n/a	n/a	100,000,000
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	1,436,592
Net asset value and redemption price per share	n/a	n/a	n/a	$24.92
Class S:
Net assets	$23,518,893	$210,645,438	$87,781,460	$193,123,110
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,775,862	23,104,296	6,508,732	8,561,953
Net asset value and redemption price per share	$8.47	$9.12	$13.49	$22.56
Class S2:
Net assets	n/a	$400,467	$1,624,938	$1,916,301
Shares authorized	n/a	100,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	43,513	127,989	93,442
Net asset value and redemption price per share	n/a	$9.20	$12.70	$20.51

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2022 (UNAUDITED)

	VY® Columbia Contrarian Core Portfolio	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio
ASSETS:
Investments in securities at fair value+*	$158,221,710	$156,325,903	$238,947,020	$1,048,122,671
Short-term investments at fair value†	5,279,482	3,695,729	11,472,864	63,252,978
Foreign currencies at value‡	—	—	824	691
Receivables:
Investment securities sold	1,254,561	399,818	986,635	28,909,025
Fund shares sold	193,825	193,086	226,779	217,347
Dividends	112,468	178,507	552,598	1,155,065
Interest	—	—	—	2,026,355
Foreign tax reclaims	22,088	—	13,587	152,044
Unrealized appreciation on forward foreign currency contracts	—	—	8,363	768,864
Prepaid expenses	2,151	2,093	3,029	14,504
Reimbursement due from Investment Adviser	29,095	6,762	17,560	50,202
Other assets	10,560	7,079	17,707	62,430
Total assets	165,125,940	160,808,977	252,246,966	1,144,732,176
LIABILITIES:
Payable for investment securities purchased	276,200	943,869	95,650	31,386,500
Payable for fund shares redeemed	18,603	1,811	166,220	1,258,557
Payable upon receipt of securities loaned	—	—	—	25,813,211
Unrealized depreciation on forward foreign currency contracts	—	—	10,174	149,582
Payable for investment management fees	121,896	113,466	150,544	582,987
Payable for distribution and shareholder service fees	14,419	29,673	31,337	179,807
Payable for directors fees	470	450	713	3,072
Payable to directors under the deferred compensation plan (Note 6)	10,560	7,079	17,707	62,430
Other accrued expenses and liabilities	99,334	37,297	95,222	143,301
Total liabilities	541,482	1,133,645	567,567	59,579,447
NET ASSETS	$164,584,458	$159,675,332	$251,679,399	$1,085,152,729
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$122,545,674	$110,099,581	$202,555,972	$809,961,538
Total distributable earnings	42,038,784	49,575,751	49,123,427	275,191,191
NET ASSETS	$164,584,458	$159,675,332	$251,679,399	$1,085,152,729
+ Including securities loaned at value	$—	$—	$—	$25,161,011
* Cost of investments in securities	$152,135,626	$141,467,868	$211,417,323	$968,045,277
† Cost of short-term investments	$5,279,482	$3,695,729	$11,472,864	$63,252,978
‡ Cost of foreign currencies	$—	$—	$837	$702

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

	VY® Columbia Contrarian Core Portfolio	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio
Class ADV:
Net assets	$24,615,976	$30,260,051	$32,466,045	$42,716,168
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,435,990	1,768,569	1,674,944	942,803
Net asset value and redemption price per share	$17.14	$17.11	$19.38	$45.31
Class I:
Net assets	$120,983,882	$44,318,737	$139,256,016	$421,138,655
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,410,412	2,478,724	7,098,487	9,098,343
Net asset value and redemption price per share	$18.87	$17.88	$19.62	$46.29
Class R6:
Net assets	n/a	$10,133,217	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	565,680	n/a	n/a
Net asset value and redemption price per share	n/a	$17.91	n/a	n/a
Class S:
Net assets	$18,984,600	$73,424,800	$79,957,338	$355,243,658
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,043,018	4,131,459	4,074,284	7,743,061
Net asset value and redemption price per share	$18.20	$17.77	$19.62	$45.88
Class S2:
Net assets	n/a	$1,538,527	n/a	$266,054,248
Shares authorized	n/a	100,000,000	n/a	100,000,000
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	89,786	n/a	5,898,172
Net asset value and redemption price per share	n/a	$17.14	n/a	$45.11

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2022 (UNAUDITED)

	VY® Invesco Global Portfolio	VY® JPMorgan Mid Cap Value Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	VY® T. Rowe Price Growth Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$1,109,028,344	$329,391,484	$991,862,214	$1,311,678,598
Short-term investments at fair value†	10,221,972	13,044,194	97,858,398	51,825,758
Cash	—	—	550,287	2,605,925
Foreign currencies at value‡	62,107	—	—	194
Receivables:
Investment securities sold	—	—	22,032,148	43,308
Fund shares sold	1,306,308	12,460	470,789	2,043,229
Dividends	20,364	695,858	412,567	155,305
Interest	—	—	—	634
Foreign tax reclaims	2,313,841	—	2,377	1,802
Prepaid expenses	16,591	4,571	14,350	20,676
Reimbursement due from Investment Adviser	66,137	29,510	42,707	53,726
Other assets	58,675	17,510	34,765	57,263
Total assets	1,123,094,339	343,195,587	1,113,280,602	1,368,486,418
LIABILITIES:
Payable for investment securities purchased	—	—	21,578,958	4,850,336
Payable for fund shares redeemed	52,993	271,380	53,795	134,504
Payable upon receipt of securities loaned	3,183,731	223,215	96,484,387	33,791,998
Payable for investment management fees	667,265	250,601	609,227	773,063
Payable for distribution and shareholder service fees	67,343	67,163	29,410	109,717
Payable for directors fees	3,398	984	2,942	4,211
Payable to directors under the deferred compensation plan (Note 6)	58,675	17,510	34,765	57,263
Payable for foreign capital gains tax	2,123,304	—	—	—
Other accrued expenses and liabilities	334,929	63,238	204,026	501,897
Total liabilities	6,491,638	894,091	118,997,510	40,222,989
NET ASSETS	$1,116,602,701	$342,301,496	$994,283,092	$1,328,263,429
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$372,394,590	$203,248,372	$705,081,128	$920,857,119
Total distributable earnings	744,208,111	139,053,124	289,201,964	407,406,310
NET ASSETS	$1,116,602,701	$342,301,496	$994,283,092	$1,328,263,429
+ Including securities loaned at value	$2,961,413	$218,640	$94,371,497	$32,964,435
* Cost of investments in securities	$612,129,113	$271,741,449	$985,292,548	$1,215,358,580
† Cost of short-term investments	$10,221,972	$13,044,194	$97,858,398	$51,825,758
‡ Cost of foreign currencies	$62,230	$—	$—	$196

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

	VY® Invesco Global Portfolio	VY® JPMorgan Mid Cap Value Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	VY® T. Rowe Price Growth Equity Portfolio
Class ADV:
Net assets	$98,027,542	$78,770,499	$51,835,607	$233,358,956
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,874,823	4,740,016	5,885,417	3,646,135
Net asset value and redemption price per share	$16.69	$16.62	$8.81	$64.00
Class I:
Net assets	$899,964,991	$109,959,284	$821,015,052	$1,048,075,920
Shares authorized	250,000,000	100,000,000	250,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	50,393,469	6,347,212	77,980,198	14,035,563
Net asset value and redemption price per share	$17.86	$17.32	$10.53	$74.67
Class R6:
Net assets	n/a	n/a	$89,002,777	n/a
Shares authorized	n/a	n/a	100,000,000	n/a
Par value	n/a	n/a	$0.001	n/a
Shares outstanding	n/a	n/a	8,440,741	n/a
Net asset value and redemption price per share	n/a	n/a	$10.54	n/a
Class S:
Net assets	$115,972,242	$152,246,360	$28,209,568	$43,112,016
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,863,739	8,928,119	2,865,481	620,839
Net asset value and redemption price per share	$16.90	$17.05	$9.84	$69.44
Class S2:
Net assets	$2,637,926	$1,325,353	$4,220,088	$3,716,537
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	162,639	80,016	473,478	56,505
Net asset value and redemption price per share	$16.22	$16.56	$8.91	$65.77

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)

	Voya Global Bond Portfolio	Voya International High Dividend Low Volatility Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,874	$9,852,248	$4,106,839	$2,473,168
Dividends from affiliated underlying funds	776,455	—	—	—
Interest, net of foreign taxes withheld*	1,742,584	1,198	—	19,355
Securities lending income, net	809	48,822	17,313	—
Total investment income	2,521,722	9,902,268	4,124,152	2,492,523
EXPENSES:
Investment management fees	424,839	1,143,068	2,070,714	2,454,227
Distribution and shareholder service fees:
Class ADV	42,616	63,788	264,405	277,663
Class S	32,940	296,822	120,114	282,281
Class S2	—	774	4,262	4,425
Transfer agent fees:
Class ADV	10,319	9,226	87,740	53,002
Class I	59,454	42,545	148,193	65,683
Class R6	—	—	—	37
Class S	15,951	85,862	79,719	107,787
Class S2	—	140	1,765	1,056
Shareholder reporting expense	8,155	13,575	5,430	10,570
Professional fees	5,796	11,260	10,860	17,982
Custody and accounting expense	33,485	63,540	45,549	30,089
Directors fees	1,785	4,802	4,822	6,512
Miscellaneous expense	5,247	9,477	8,906	13,371
Interest expense	268	465	—	1,679
Total expenses	640,855	1,745,344	2,852,479	3,326,364
Waived and reimbursed fees	(90,894)	—	(823,676)	(197,821)
Net expenses	549,961	1,745,344	2,028,803	3,128,543
Net investment income (loss)	1,971,761	8,156,924	2,095,349	(636,020)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,578,215)	(1,100,656)	33,418,469	18,082,300
Sale of affiliated underlying funds	(3,280,448)	—	—	—
Forward foreign currency contracts	(6,237,573)	143,121	1,473,707	—
Foreign currency related transactions	209,701	(352,069)	(14,069)	(195)
Futures	(1,096,523)	—	—	—
Swaps	(2,282,367)	—	—	—
Written options	720,283	—	—	—
Net realized gain (loss)	(14,545,142)	(1,309,604)	34,878,107	18,082,105
Net change in unrealized appreciation (depreciation) on:
Investments	(10,511,311)	(54,331,103)	(78,872,960)	(207,962,770)
Affiliated underlying funds	(3,883,545)	—	—	—
Forward foreign currency contracts	(690,051)	371	247,189	—
Foreign currency related transactions	(2,444)	(166,483)	(1,114)	—
Futures	(141,141)	—	—	—
Swaps	2,063,230	—	—	—
Written options	(67,010)	—	—	—
Net change in unrealized appreciation (depreciation)	(13,232,272)	(54,497,215)	(78,626,885)	(207,962,770)
Net realized and unrealized loss	(27,777,414)	(55,806,819)	(43,748,778)	(189,880,665)
Decrease in net assets resulting from operations	$(25,805,653)	$(47,649,895)	$(41,653,429)	$(190,516,685)
* Foreign taxes withheld	$1,859	$1,043,109	$58,087	$5,925

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)

	VY® Columbia Contrarian Core Portfolio	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,226,612	$1,121,023	$3,437,795	$8,732,064
Interest	—	—	—	4,376,777
Securities lending income, net	—	—	1,367	97,622
Total investment income	1,226,612	1,121,023	3,439,162	13,206,463
EXPENSES:
Investment management fees	839,002	758,438	990,738	3,890,600
Distribution and shareholder service fees:
Class ADV	69,701	88,990	88,011	118,003
Class S	26,734	107,251	105,216	503,582
Class S2	—	3,368	—	595,196
Transfer agent fees:
Class ADV	4,255	16,557	9,278	9,740
Class I	20,936	20,481	43,160	97,212
Class R6	—	20	—	—
Class S	3,264	39,899	22,181	83,149
Class S2	—	784	—	61,420
Shareholder reporting expense	4,312	4,747	7,176	17,014
Professional fees	5,882	7,125	6,085	35,795
Custody and accounting expense	12,977	13,937	16,623	86,965
Directors fees	2,350	2,249	3,568	15,360
Miscellaneous expense	5,375	6,342	3,232	25,384
Interest expense	55	—	—	—
Total expenses	994,843	1,070,188	1,295,268	5,539,420
Waived and reimbursed fees	(218,958)	(48,746)	(109,855)	(438,251)
Brokerage commission recapture	(4,098)	(7,710)	—	—
Net expenses	771,787	1,013,732	1,185,413	5,101,169
Net investment income	454,825	107,291	2,253,749	8,105,294
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	6,991,412	10,387,607	25,140,189	24,662,229
Forward foreign currency contracts	—	—	199,335	1,298,721
Foreign currency related transactions	—	—	(12,683)	(5,624)
Net realized gain	6,991,412	10,387,607	25,326,841	25,955,326
Net change in unrealized appreciation (depreciation) on:
Investments	(45,393,155)	(44,854,833)	(47,857,405)	(189,125,546)
Forward foreign currency contracts	—	—	45,790	1,024,586
Foreign currency related transactions	—	—	(2,432)	(13,179)
Net change in unrealized appreciation (depreciation)	(45,393,155)	(44,854,833)	(47,814,047)	(188,114,139)
Net realized and unrealized loss	(38,401,743)	(34,467,226)	(22,487,206)	(162,158,813)
Decrease in net assets resulting from operations	$(37,946,918)	$(34,359,935)	$(20,233,457)	$(154,053,519)
* Foreign taxes withheld	$6,862	$3,060	$46,288	$112,572

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)

	VY® Invesco Global Portfolio	VY® JPMorgan Mid Cap Value Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	VY® T. Rowe Price Growth Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$7,229,669	$3,680,495	$4,119,985	$3,103,245
Interest	89	36	681	2,831
Securities lending income, net	40,201	377	67,596	72,155
Total investment income	7,269,959	3,680,908	4,188,262	3,178,231
EXPENSES:
Investment management fees	4,718,712	1,658,486	4,318,462	5,847,586
Distribution and shareholder service fees:
Class ADV	295,035	221,489	151,308	738,209
Class S	177,705	217,339	43,013	67,945
Class S2	6,605	3,441	9,715	9,644
Transfer agent fees:
Class ADV	51,745	42,412	23,208	85,537
Class I	475,714	60,348	370,756	381,294
Class R6	—	—	100	—
Class S	62,288	83,244	13,155	15,746
Class S2	1,448	823	1,864	1,396
Shareholder reporting expense	34,020	11,546	25,342	40,490
Professional fees	48,717	10,894	39,412	57,739
Custody and accounting expense	135,800	24,073	67,765	126,448
Directors fees	16,992	4,918	14,710	21,057
Miscellaneous expense	34,843	8,397	26,612	39,759
Interest expense	20	165	318	406
Total expenses	6,059,644	2,347,575	5,105,740	7,433,256
Waived and reimbursed fees	(171,399)	(183,970)	(349,559)	(484,110)
Brokerage commission recapture	—	(2,269)	—	—
Net expenses	5,888,245	2,161,336	4,756,181	6,949,146
Net investment income (loss)	1,381,714	1,519,572	(567,919)	(3,770,915)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	70,854,238	23,121,604	15,860,942	58,140,983
Foreign currency related transactions	(89,216)	—	—	(6,789)
Net realized gain	70,765,022	23,121,604	15,860,942	58,134,194
Net change in unrealized appreciation (depreciation) on:
Investments	(611,166,658)	(79,078,773)	(432,055,537)	(863,247,541)
Foreign currency related transactions	(196,453)	—	—	(33)
Net change in unrealized appreciation (depreciation)	(611,363,111)	(79,078,773)	(432,055,537)	(863,247,574)
Net realized and unrealized loss	(540,598,089)	(55,957,169)	(416,194,595)	(805,113,380)
Decrease in net assets resulting from operations	$(539,216,375)	$(54,437,597)	$(416,762,514)	$(808,884,295)
* Foreign taxes withheld	$739,286	$—	$22,858	$80,426
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Global Bond Portfolio		Voya International High Dividend Low Volatility Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$1,971,761	$4,925,096	$8,156,924	$12,894,116
Net realized gain (loss)	(14,545,142)	(4,083,527)	(1,309,604)	32,707,319
Net change in unrealized appreciation (depreciation)	(13,232,272)	(9,372,789)	(54,497,215)	1,744,426
Increase (decrease) in net assets resulting from operations	(25,805,653)	(8,531,220)	(47,649,895)	47,345,861
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(208,570)	(915,517)	—	(540,901)
Class I	(1,452,188)	(5,901,123)	—	(3,068,169)
Class S	(356,107)	(1,449,150)	—	(5,834,728)
Class S2	—	—	—	(7,373)
Return of capital:
Class ADV	—	(144,296)	—	—
Class I	—	(824,076)	—	—
Class S	—	(214,197)	—	—
Total distributions	(2,016,865)	(9,448,359)	—	(9,451,171)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,259,267	10,210,633	10,017,441	10,505,727
Reinvestment of distributions	2,016,866	9,448,359	—	9,451,171
	6,276,133	19,658,992	10,017,441	19,956,898
Cost of shares redeemed	(10,119,462)	(22,323,447)	(30,969,324)	(64,164,436)
Net decrease in net assets resulting from capital share transactions	(3,843,329)	(2,664,455)	(20,951,883)	(44,207,538)
Net decrease in net assets	(31,665,847)	(20,644,034)	(68,601,778)	(6,312,848)
NET ASSETS:
Beginning of year or period	158,879,848	179,523,882	411,205,429	417,518,277
End of year or period	$127,214,001	$158,879,848	$342,603,651	$411,205,429

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® American Century Small-Mid Cap Value Portfolio		VY® Baron Growth Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income (loss)	$2,095,349	$3,770,929	$(636,020)	$(3,304,222)
Net realized gain	34,878,107	68,250,210	18,082,105	54,556,110
Net change in unrealized appreciation (depreciation)	(78,626,885)	19,076,886	(207,962,770)	64,034,412
Increase (decrease) in net assets resulting from operations	(41,653,429)	91,098,025	(190,516,685)	115,286,300
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(741,893)	—	(11,180,973)
Class I	—	(1,787,999)	—	(11,935,097)
Class R6	—	—	—	(3,273,603)
Class S	—	(786,510)	—	(20,610,306)
Class S2	—	(19,149)	—	(211,817)
Total distributions	—	(3,335,551)	—	(47,211,796)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	16,973,728	31,109,075	15,040,209	26,834,028
Reinvestment of distributions	—	3,335,551	—	47,211,796
	16,973,728	34,444,626	15,040,209	74,045,824
Cost of shares redeemed	(26,071,877)	(69,553,735)	(36,888,880)	(85,094,711)
Net decrease in net assets resulting from capital share transactions	(9,098,149)	(35,109,109)	(21,848,671)	(11,048,887)
Net increase (decrease) in net assets	(50,751,578)	52,653,365	(212,365,356)	57,025,617
NET ASSETS:
Beginning of year or period	399,693,787	347,040,422	652,917,441	595,891,824
End of year or period	$348,942,209	$399,693,787	$440,552,085	$652,917,441

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Columbia Contrarian Core Portfolio		VY® Columbia Small Cap Value II Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$454,825	$795,000	$107,291	$297,712
Net realized gain	6,991,412	28,186,665	10,387,607	24,469,921
Net change in unrealized appreciation (depreciation)	(45,393,155)	12,226,799	(44,854,833)	26,184,413
Increase (decrease) in net assets resulting from operations	(37,946,918)	41,208,464	(34,359,935)	50,952,046
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(3,369,226)	—	(207,547)
Class I	—	(15,634,335)	—	(368,043)
Class R6	—	—	—	(87,814)
Class S	—	(2,522,728)	—	(587,512)
Class S2	—	—	—	(9,407)
Total distributions	—	(21,526,289)	—	(1,260,323)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,994,017	31,293,760	19,212,671	53,308,350
Reinvestment of distributions	—	21,526,289	—	1,260,323
	8,994,017	52,820,049	19,212,671	54,568,673
Cost of shares redeemed	(18,993,650)	(35,836,004)	(21,421,407)	(57,321,932)
Net increase (decrease) in net assets resulting from capital share transactions	(9,999,633)	16,984,045	(2,208,736)	(2,753,259)
Net increase (decrease) in net assets	(47,946,551)	36,666,220	(36,568,671)	46,938,464
NET ASSETS:
Beginning of year or period	212,531,009	175,864,789	196,244,003	149,305,539
End of year or period	$164,584,458	$212,531,009	$159,675,332	$196,244,003

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Invesco Comstock Portfolio		VY® Invesco Equity and Income Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$2,253,749	$3,620,971	$8,105,294	$13,574,088
Net realized gain	25,326,841	20,116,759	25,955,326	167,266,053
Net change in unrealized appreciation (depreciation)	(47,814,047)	42,756,666	(188,114,139)	40,017,558
Increase (decrease) in net assets resulting from operations	(20,233,457)	66,494,396	(154,053,519)	220,857,699
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(403,191)	—	(1,040,639)
Class I	—	(2,872,788)	—	(12,825,759)
Class S	—	(1,119,663)	—	(10,309,711)
Class S2	—	—	—	(7,171,073)
Total distributions	—	(4,395,642)	—	(31,347,182)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	30,030,544	100,491,712	14,891,078	20,219,029
Reinvestment of distributions	—	4,395,642	—	31,347,182
	30,030,544	104,887,354	14,891,078	51,566,211
Cost of shares redeemed	(53,107,445)	(78,319,236)	(85,912,508)	(186,570,258)
Net increase (decrease) in net assets resulting from capital share transactions	(23,076,901)	26,568,118	(71,021,430)	(135,004,047)
Net increase (decrease) in net assets	(43,310,358)	88,666,872	(225,074,949)	54,506,470
NET ASSETS:
Beginning of year or period	294,989,757	206,322,885	1,310,227,678	1,255,721,208
End of year or period	$251,679,399	$294,989,757	$1,085,152,729	$1,310,227,678

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Invesco Global Portfolio		VY® JPMorgan Mid Cap Value Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income (loss)	$1,381,714	$(6,327,314)	$1,519,572	$2,317,786
Net realized gain	70,765,022	185,764,844	23,121,604	59,265,122
Net change in unrealized appreciation (depreciation)	(611,363,111)	64,112,475	(79,078,773)	43,813,263
Increase (decrease) in net assets resulting from operations	(539,216,375)	243,550,005	(54,437,597)	105,396,171
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(6,650,068)	—	(3,739,188)
Class I	—	(60,106,187)	—	(5,837,589)
Class S	—	(8,612,323)	—	(7,866,665)
Class S2	—	(200,349)	—	(53,361)
Total distributions	—	(75,568,927)	—	(17,496,803)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,606,394	32,945,982	11,668,661	31,952,852
Reinvestment of distributions	—	75,568,927	—	17,496,803
	17,606,394	108,514,909	11,668,661	49,449,655
Cost of shares redeemed	(82,977,923)	(213,252,498)	(37,927,830)	(89,164,000)
Net decrease in net assets resulting from capital share transactions	(65,371,529)	(104,737,589)	(26,259,169)	(39,714,345)
Net increase (decrease) in net assets	(604,587,904)	63,243,489	(80,696,766)	48,185,023
NET ASSETS:
Beginning of year or period	1,721,190,605	1,657,947,116	422,998,262	374,813,239
End of year or period	$1,116,602,701	$1,721,190,605	$342,301,496	$422,998,262

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio		VY® T. Rowe Price Growth Equity Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment (loss)	$(567,919)	$(6,489,262)	$(3,770,915)	$(10,889,034)
Net realized gain	15,860,942	274,598,406	58,134,194	275,411,429
Net change in unrealized appreciation (depreciation)	(432,055,537)	(78,857,995)	(863,247,574)	114,830,785
Increase (decrease) in net assets resulting from operations	(416,762,514)	189,251,149	(808,884,295)	379,353,180
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(12,473,482)	—	(34,928,755)
Class I	—	(179,469,278)	—	(134,596,628)
Class R6	—	(21,456,701)	—	—
Class S	—	(7,427,852)	—	(5,950,016)
Class S2	—	(1,217,580)	—	(500,457)
Total distributions	—	(222,044,893)	—	(175,975,856)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	26,344,949	67,311,211	115,927,552	210,975,263
Reinvestment of distributions	—	222,044,893	—	175,975,856
	26,344,949	289,356,104	115,927,552	386,951,119
Cost of shares redeemed	(76,571,129)	(205,325,704)	(195,008,671)	(323,591,279)
Net increase (decrease) in net assets resulting from capital share transactions	(50,226,180)	84,030,400	(79,081,119)	63,359,840
Net increase (decrease) in net assets	(466,988,694)	51,236,656	(887,965,414)	266,737,164
NET ASSETS:
Beginning of year or period	1,461,271,786	1,410,035,130	2,216,228,843	1,949,491,679
End of year or period	$994,283,092	$1,461,271,786	$1,328,263,429	$2,216,228,843

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
Voya Global Bond Portfolio
Class ADV
06-30-22+	10.13	0.11	•	(1.80)	(1.69)	0.11	—	—
12-31-21	11.28	0.27	•	(0.85)	(0.58)	0.49	—	0.08
12-31-20	10.64	0.28		0.62	0.90	0.26	—	—
12-31-19	10.33	0.27	•	0.48	0.75	0.44	—	—
12-31-18	10.94	0.29	•	(0.55)	(0.26)	0.35	—	—
12-31-17	10.24	0.26	•	0.66	0.92	0.22	—	—
Class I
06-30-22+	10.32	0.13	•	(1.83)	(1.70)	0.14	—	—
12-31-21	11.49	0.33	•	(0.87)	(0.54)	0.55	—	0.08
12-31-20	10.83	0.33	•	0.64	0.97	0.31	—	—
12-31-19	10.51	0.33	•	0.49	0.82	0.50	—	—
12-31-18	11.14	0.35	•	(0.57)	(0.22)	0.41	—	—
12-31-17	10.42	0.32	•	0.68	1.00	0.28	—	—
Class S
06-30-22+	10.30	0.12	•	(1.82)	(1.70)	0.13	—	—
12-31-21	11.47	0.30	•	(0.87)	(0.57)	0.52	—	0.08
12-31-20	10.82	0.31		0.63	0.94	0.29	—	—
12-31-19	10.50	0.31	•	0.48	0.79	0.47	—	—
12-31-18	11.12	0.32	•	(0.56)	(0.24)	0.38	—	—
12-31-17	10.41	0.30	•	0.66	0.96	0.25	—	—
Voya International High Dividend Low Volatility Portfolio
Class ADV
06-30-22+	10.31	0.20	•	(1.45)	(1.25)	—	—	—
12-31-21	9.43	0.28	•	0.80	1.08	0.20	—	—
12-31-20	11.36	0.19		(0.49)	(0.30)	0.32	1.31	—
12-31-19	10.88	0.27	•	1.38	1.65	0.19	0.98	—
12-31-18	13.06	0.16	•	(2.13)	(1.97)	0.21	—	—
12-31-17	10.90	0.19		2.16	2.35	0.19	—	—
Class I
06-30-22+	10.44	0.22	•	(1.46)	(1.24)	—	—	—
12-31-21	9.54	0.33	•	0.82	1.15	0.25	—	—
12-31-20	11.49	0.25		(0.51)	(0.26)	0.38	1.31	—
12-31-19	11.00	0.33	•	1.40	1.73	0.26	0.98	—
12-31-18	13.21	0.23	•	(2.17)	(1.94)	0.27	—	—
12-31-17	11.01	0.25	•	2.20	2.45	0.25	—	—
Class S
06-30-22+	10.36	0.21	•	(1.45)	(1.24)	—	—	—
12-31-21	9.47	0.30	•	0.82	1.12	0.23	—	—
12-31-20	11.41	0.22		(0.50)	(0.28)	0.35	1.31	—
12-31-19	10.93	0.30	•	1.38	1.68	0.22	0.98	—
12-31-18	13.12	0.19	•	(2.15)	(1.96)	0.23	—	—
12-31-17	10.94	0.22	•	2.18	2.40	0.22	—	—
Class S2
06-30-22+	10.47	0.21	•	(1.48)	(1.27)	—	—	—
12-31-21	9.56	0.29	•	0.82	1.11	0.20	—	—
12-31-20	11.52	0.18	•	(0.48)	(0.30)	0.35	1.31	—
12-31-19	10.99	0.27	•	1.41	1.68	0.17	0.98	—
12-31-18	13.05	0.18	•	(2.16)	(1.98)	0.08	—	—
12-31-17	10.86	0.19	•	2.18	2.37	0.18	—	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Global Bond Portfolio
Class ADV
06-30-22+	0.11	—	8.33	(16.75)	1.30	1.17	1.17	2.39	14,941	67
12-31-21	0.57	—	10.13	(5.21)	1.30	1.17	1.17	2.54	19,156	144
12-31-20	0.26	—	11.28	8.58	1.28	1.17	1.17	2.50	21,097	150
12-31-19	0.44	—	10.64	7.36	1.16	1.16	1.16	2.58	21,661	228
12-31-18	0.35	—	10.33	(2.40)	1.17	1.15	1.15	2.71	22,161	119
12-31-17	0.22	—	10.94	9.05	1.17	1.10	1.10	2.48	24,922	127
Class I
06-30-22+	0.14	—	8.48	(16.60)	0.80	0.67	0.67	2.89	88,754	67
12-31-21	0.63	—	10.32	(4.78)	0.80	0.67	0.67	3.04	110,162	144
12-31-20	0.31	—	11.49	9.20	0.78	0.67	0.67	3.00	125,244	150
12-31-19	0.50	—	10.83	7.90	0.66	0.66	0.66	3.08	146,354	228
12-31-18	0.41	—	10.51	(2.01)	0.67	0.65	0.65	3.21	146,473	119
12-31-17	0.28	—	11.14	9.67	0.67	0.60	0.60	2.98	161,715	127
Class S
06-30-22+	0.13	—	8.47	(16.64)	1.05	0.92	0.92	2.64	23,519	67
12-31-21	0.60	—	10.30	(5.03)	1.05	0.92	0.92	2.79	29,562	144
12-31-20	0.29	—	11.47	8.85	1.03	0.92	0.92	2.75	33,183	150
12-31-19	0.47	—	10.82	7.64	0.91	0.91	0.91	2.83	33,323	228
12-31-18	0.38	—	10.50	(2.17)	0.92	0.90	0.90	2.97	35,849	119
12-31-17	0.25	—	11.12	9.31	0.92	0.85	0.85	2.73	41,785	127
Voya International High Dividend Low Volatility Portfolio
Class ADV
06-30-22+	—	—	9.06	(12.12)	1.23	1.23	1.23	4.01	23,372	34
12-31-21	0.20	—	10.31	11.50	1.23	1.23	1.23	2.75	27,021	73
12-31-20	1.63	—	9.43	(1.17)	1.24	1.24	1.24	1.86	26,702	74
12-31-19	1.17	—	11.36	16.13	1.30	1.26	1.25	2.36	29,900	143
12-31-18	0.21	—	10.88	(15.32)	1.47	1.40	1.40	1.26	30,149	16
12-31-17	0.19	—	13.06	21.66 (a)	1.46	1.40	1.40	1.50	37,898	14
Class I
06-30-22+	—	—	9.20	(11.88)	0.73	0.73	0.73	4.50	108,186	34
12-31-21	0.25	—	10.44	12.08	0.73	0.73	0.73	3.25	125,719	73
12-31-20	1.69	—	9.54	(0.71)	0.74	0.74	0.74	2.37	122,082	74
12-31-19	1.24	—	11.49	16.75	0.80	0.76	0.75	2.86	139,862	143
12-31-18	0.27	—	11.00	(14.95)	0.97	0.90	0.90	1.77	135,229	16
12-31-17	0.25	—	13.21	22.35 (a)	0.96	0.90	0.90	2.00	183,905	14
Class S
06-30-22+	—	—	9.12	(11.97)	0.98	0.98	0.98	4.20	210,645	34
12-31-21	0.23	—	10.36	11.79	0.98	0.98	0.98	3.00	258,075	73
12-31-20	1.66	—	9.47	(0.94)	0.99	0.99	0.99	2.12	268,402	74
12-31-19	1.20	—	11.41	16.40	1.05	1.01	1.00	2.61	308,132	143
12-31-18	0.23	—	10.93	(15.15)	1.22	1.15	1.15	1.52	309,059	16
12-31-17	0.22	—	13.12	22.00 (a)	1.21	1.15	1.15	1.76	404,801	14
Class S2
06-30-22+	—	—	9.20	(12.13)	1.13	1.13	1.13	4.23	400	34
12-31-21	0.20	—	10.47	11.67	1.13	1.13	1.13	2.85	390	73
12-31-20	1.66	—	9.56	(1.15)	1.14	1.14	1.14	1.92	334	74
12-31-19	1.15	—	11.52	16.28	1.20	1.16	1.15	2.39	389	143
12-31-18	0.08	—	10.99	(15.26)	1.37	1.30	1.30	1.41	397	16
12-31-17	0.18	—	13.05	21.90 (a)	1.36	1.30	1.30	1.57	999	14

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY® American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-22+	14.21	0.06	•	(1.59)	(1.53)	—	—	—
12-31-21	11.27	0.09	•	2.94	3.03	0.09	—	—
12-31-20	11.12	0.11		0.22	0.33	0.12	0.06	—
12-31-19	9.64	0.11		2.66	2.77	0.12	1.17	—
12-31-18	12.66	0.09		(1.67)	(1.58)	0.10	1.34	—
12-31-17	12.03	0.11		1.16	1.27	0.12	0.52	—
Class I
06-30-22+	15.36	0.10	•	(1.71)	(1.61)	—	—	—
12-31-21	12.16	0.17	•	3.17	3.34	0.14	—	—
12-31-20	11.99	0.16		0.25	0.41	0.18	0.06	—
12-31-19	10.30	0.17		2.87	3.04	0.18	1.17	—
12-31-18	13.44	0.17	•	(1.81)	(1.64)	0.16	1.34	—
12-31-17	12.72	0.19	•	1.22	1.41	0.17	0.52	—
Class S
06-30-22+	15.09	0.08	•	(1.68)	(1.60)	—	—	—
12-31-21	11.95	0.13	•	3.13	3.26	0.12	—	—
12-31-20	11.79	0.13		0.24	0.37	0.15	0.06	—
12-31-19	10.14	0.15		2.81	2.96	0.14	1.17	—
12-31-18	13.25	0.13	•	(1.77)	(1.64)	0.13	1.34	—
12-31-17	12.56	0.16		1.19	1.35	0.14	0.52	—
Class S2
06-30-22+	14.22	0.06	•	(1.58)	(1.52)	—	—	—
12-31-21	11.26	0.10	•	2.95	3.05	0.09	—	—
12-31-20	11.12	0.10	•	0.23	0.33	0.13	0.06	—
12-31-19	9.62	0.12	•	2.67	2.79	0.12	1.17	—
12-31-18	12.64	0.10	•	(1.67)	(1.57)	0.11	1.34	—
12-31-17	12.01	0.12	•	1.15	1.27	0.12	0.52	—
VY® Baron Growth Portfolio
Class ADV
06-30-22+	28.60	(0.06	)•	(8.49)	(8.55)	—	—	—
12-31-21	25.98	(0.22	)•	5.28	5.06	—	2.44	—
12-31-20	19.55	(0.17)		6.60	6.43	—	—	—
12-31-19	24.63	(0.07)		9.03	8.96	—	13.89	0.15
12-31-18	27.88	(0.09)		0.00 *	(0.09)	—	3.16	—
12-31-17	24.82	(0.10	)•	6.72	6.62	0.16	3.40	—
Class I
06-30-22+	35.40	(0.01	)•	(10.51)	(10.52)	—	—	—
12-31-21	31.49	(0.11	)•	6.46	6.35	—	2.44	—
12-31-20	23.58	(0.08)		7.99	7.91	—	—	—
12-31-19	27.41	0.01		10.20	10.21	—	13.89	0.15
12-31-18	30.58	0.05		(0.06)	(0.01)	—	3.16	—
12-31-17	26.92	0.03	•	7.34	7.37	0.31	3.40	—
Class R6
06-30-22+	35.44	0.00	*•	(10.52)	(10.52)	—	—	—
12-31-21	31.52	(0.10	)•	6.46	6.36	—	2.44	—
12-31-20	23.60	(0.07)		7.99	7.92	—	—	—
12-31-19	27.43	0.04		10.17	10.21	—	13.89	0.15
12-31-18	30.59	0.06		(0.06)	0.00 *	—	3.16	—
12-31-17	26.93	0.13	•	7.24	7.37	0.31	3.40	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-22+	—	—	12.68	(10.77)	1.79	1.35	1.35	0.80	95,893	38
12-31-21	0.09	—	14.21	26.94	1.80	1.35	1.35	0.67	110,892	55
12-31-20	0.18	—	11.27	3.35	1.86	1.35	1.35	0.92	96,609	70
12-31-19	1.29	—	11.12	30.17	1.66	1.34	1.34	0.99	108,460	52
12-31-18	1.44	—	9.64	(14.49)	1.65	1.36	1.36	0.77	91,283	76
12-31-17	0.64	—	12.66	10.90	1.65	1.36	1.36	0.95	115,235	57
Class I
06-30-22+	—	—	13.75	(10.48)	1.29	0.85	0.85	1.30	163,643	38
12-31-21	0.14	—	15.36	27.57	1.30	0.85	0.85	1.17	186,365	55
12-31-20	0.24	—	12.16	3.84	1.36	0.85	0.85	1.42	161,201	70
12-31-19	1.35	—	11.99	30.96	1.16	0.84	0.84	1.49	175,917	52
12-31-18	1.50	—	10.30	(14.15)	1.15	0.86	0.86	1.30	142,379	76
12-31-17	0.69	—	13.44	11.44	1.15	0.86	0.86	1.44	151,054	57
Class S
06-30-22+	—	—	13.49	(10.60)	1.54	1.10	1.10	1.05	87,781	38
12-31-21	0.12	—	15.09	27.30	1.55	1.10	1.10	0.92	100,022	55
12-31-20	0.21	—	11.95	3.52	1.61	1.10	1.10	1.17	85,902	70
12-31-19	1.31	—	11.79	30.67	1.41	1.09	1.09	1.24	93,230	52
12-31-18	1.47	—	10.14	(14.34)	1.40	1.11	1.11	1.02	79,986	76
12-31-17	0.66	—	13.25	11.12	1.40	1.11	1.11	1.20	106,501	57
Class S2
06-30-22+	—	—	12.70	(10.69)	1.69	1.25	1.25	0.85	1,625	38
12-31-21	0.09	—	14.22	27.11	1.70	1.25	1.25	0.74	2,415	55
12-31-20	0.19	—	11.26	3.40	1.76	1.25	1.25	1.02	3,328	70
12-31-19	1.29	—	11.12	30.42	1.56	1.24	1.24	1.07	3,271	52
12-31-18	1.45	—	9.62	(14.48)	1.55	1.26	1.26	0.84	2,891	76
12-31-17	0.64	—	12.64	10.96	1.55	1.26	1.26	1.01	4,627	57
VY® Baron Growth Portfolio
Class ADV
06-30-22+	—	—	20.05	(29.90)	1.58	1.49	1.49	(0.53)	94,921	—
12-31-21	2.44	—	28.60	20.14	1.59	1.49	1.49	(0.82)	140,345	1
12-31-20	—	—	25.98	32.89	1.64	1.49	1.49	(0.80)	122,298	1
12-31-19	14.04	—	19.55	38.24	1.49	1.49	1.49	(0.40)	105,271	23
12-31-18	3.16	—	24.63	(2.15)	1.49	1.49	1.49	(0.32)	82,126	4
12-31-17	3.56	—	27.88	27.86	1.49	1.49	1.49	(0.38)	88,499	3
Class I
06-30-22+	—	—	24.88	(29.72)	1.08	0.99	0.99	(0.04)	114,797	—
12-31-21	2.44	—	35.40	20.73	1.09	0.99	0.99	(0.32)	177,254	1
12-31-20	—	—	31.49	33.55	1.14	0.99	0.99	(0.30)	164,347	1
12-31-19	14.04	—	23.58	38.97	0.99	0.99	0.99	0.04	147,370	23
12-31-18	3.16	—	27.41	(1.68)	0.99	0.99	0.99	0.17	118,743	4
12-31-17	3.71	—	30.58	28.52	0.99	0.99	0.99	0.11	145,389	3
Class R6
06-30-22+	—	—	24.92	(29.68)	0.98	0.98	0.98	0.00 *	35,794	—
12-31-21	2.44	—	35.44	20.74	0.97	0.97	0.97	(0.30)	50,410	1
12-31-20	—	—	31.52	33.56	0.99	0.99	0.99	(0.30)	44,926	1
12-31-19	14.04	—	23.60	38.94	0.99	0.99	0.99	0.20	33,764	23
12-31-18	3.16	—	27.43	(1.64)	0.99	0.99	0.99	0.23	15,007	4
12-31-17	3.71	—	30.59	28.51	0.99	0.99	0.99	0.43	11,442	3
See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY® Baron Growth Portfolio (continued)
Class S
06-30-22+	32.13	(0.04	)•	(9.53)	(9.57)	—	—	—
12-31-21	28.85	(0.17	)•	5.89	5.72	—	2.44	—
12-31-20	21.65	(0.13)		7.33	7.20	—	—	—
12-31-19	26.10	(0.03	)•	9.62	9.59	—	13.89	0.15
12-31-18	29.31	(0.02)		(0.03)	(0.05)	—	3.16	—
12-31-17	25.93	(0.04	)•	7.05	7.01	0.23	3.40	—
Class S2
06-30-22+	29.23	(0.05	)•	(8.67)	(8.72)	—	—	—
12-31-21	26.48	(0.21	)•	5.40	5.19	—	2.44	—
12-31-20	19.91	(0.15)		6.72	6.57	—	—	—
12-31-19	24.87	(0.45	)•	9.53	9.08	—	13.89	0.15
12-31-18	28.10	(0.08)		0.01	(0.07)	—	3.16	—
12-31-17	24.92	(0.09	)•	6.78	6.69	0.11	3.40	—
VY® Columbia Contrarian Core Portfolio
Class ADV
06-30-22+	21.12	0.01	•	(3.99)	(3.98)	—	—	—
12-31-21	19.23	0.00	*•	4.42	4.42	0.05	2.48	—
12-31-20	16.38	0.06		3.33	3.39	—	0.54	—
12-31-19	18.94	0.13	•	5.51	5.64	0.29	7.91	—
12-31-18	23.40	0.14	•	(1.97)	(1.83)	0.15	2.48	—
12-31-17	20.66	0.13		4.17	4.30	0.20	1.36	—
Class I
06-30-22+	23.19	0.06	•	(4.38)	(4.32)	—	—	—
12-31-21	20.88	0.12	•	4.81	4.93	0.14	2.48	—
12-31-20	17.67	0.15	•	3.61	3.76	0.01	0.54	—
12-31-19	20.01	0.25	•	5.84	6.09	0.52	7.91	—
12-31-18	24.58	0.26	•	(2.07)	(1.81)	0.28	2.48	—
12-31-17	21.61	0.25	•	4.37	4.62	0.29	1.36	—
Class S
06-30-22+	22.39	0.04	•	(4.23)	(4.19)	—	—	—
12-31-21	20.24	0.06	•	4.66	4.72	0.09	2.48	—
12-31-20	17.18	0.11		3.49	3.60	—	0.54	—
12-31-19	19.56	0.20	•	5.73	5.93	0.40	7.91	—
12-31-18	24.08	0.20	•	(2.03)	(1.83)	0.21	2.48	—
12-31-17	21.21	0.19	•	4.27	4.46	0.23	1.36	—
VY® Columbia Small Cap Value II Portfolio
Class ADV
06-30-22+	20.83	(0.02	)•	(3.70)	(3.72)	—	—	—
12-31-21	15.65	(0.02	)•	5.30	5.28	0.03	0.07	—
12-31-20	15.06	0.03		1.17	1.20	0.05	0.56	—
12-31-19	14.42	0.05		2.67	2.72	0.01	2.07	—
12-31-18	19.57	0.00	*	(3.06)	(3.06)	0.00 *	2.09	—
12-31-17	18.50	0.00	*•	1.89	1.89	0.03	0.79	—
Class I
06-30-22+	21.71	0.04	•	(3.87)	(3.83)	—	—	—
12-31-21	16.27	0.07	•	5.53	5.60	0.09	0.07	—
12-31-20	15.65	0.10		1.22	1.32	0.14	0.56	—
12-31-19	14.94	0.13		2.76	2.89	0.11	2.07	—
12-31-18	20.20	0.10	•	(3.16)	(3.06)	0.11	2.09	—
12-31-17	19.05	0.10	•	1.95	2.05	0.11	0.79	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Baron Growth Portfolio (continued)
Class S
06-30-22+	—	—	22.56	(29.79)	1.33	1.24	1.24	(0.28)	193,123	—
12-31-21	2.44	—	32.13	20.43	1.34	1.24	1.24	(0.57)	282,227	1
12-31-20	—	—	28.85	33.26	1.39	1.24	1.24	(0.55)	261,358	1
12-31-19	14.04	—	21.65	38.52	1.24	1.24	1.24	(0.10)	228,141	23
12-31-18	3.16	—	26.10	(1.89)	1.24	1.24	1.24	(0.08)	451,687	4
12-31-17	3.63	—	29.31	28.20	1.24	1.24	1.24	(0.13)	512,397	3
Class S2
06-30-22+	—	—	20.51	(29.83)	1.48	1.39	1.39	(0.42)	1,916	—
12-31-21	2.44	—	29.23	20.25	1.49	1.39	1.39	(0.73)	2,681	1
12-31-20	—	—	26.48	33.00	1.54	1.39	1.39	(0.69)	2,963	1
12-31-19	14.04	—	19.91	38.37	1.39	1.39	1.39	(1.58)	2,373	23
12-31-18	3.16	—	24.87	(2.05)	1.39	1.39	1.39	(0.25)	1,625	4
12-31-17	3.51	—	28.10	28.02	1.39	1.39	1.39	(0.32)	1,835	3
VY® Columbia Contrarian Core Portfolio
Class ADV
06-30-22+	—	—	17.14	(18.84)	1.46	1.23	1.23	0.09	24,616	27
12-31-21	2.53	—	21.12	23.62	1.48	1.23	1.23	0.01	31,288	54
12-31-20	0.54	—	19.23	21.22	1.54	1.23	1.22	0.36	26,173	91
12-31-19	8.20	—	16.38	32.41	1.46	1.23	1.23	0.64	23,961	45
12-31-18	2.63	—	18.94	(9.23)	1.44	1.22	1.21	0.61	21,088	64
12-31-17	1.56	—	23.40	21.32	1.44	1.21	1.20	0.58	29,515	45
Class I
06-30-22+	—	—	18.87	(18.63)	0.96	0.73	0.72	0.59	120,984	27
12-31-21	2.62	—	23.19	24.23	0.98	0.73	0.72	0.52	157,468	54
12-31-20	0.55	—	20.88	21.79	1.04	0.73	0.72	0.80	129,553	91
12-31-19	8.43	—	17.67	33.05	0.96	0.73	0.73	1.14	8,548	45
12-31-18	2.76	—	20.01	(8.77)	0.94	0.72	0.71	1.11	7,982	64
12-31-17	1.65	—	24.58	21.96	0.94	0.71	0.70	1.08	10,099	45
Class S
06-30-22+	—	—	18.20	(18.71)	1.21	0.98	0.98	0.34	18,985	27
12-31-21	2.57	—	22.39	23.94	1.23	0.98	0.98	0.26	23,775	54
12-31-20	0.54	—	20.24	21.45	1.29	0.98	0.97	0.61	20,139	91
12-31-19	8.31	—	17.18	33.06	1.19	0.96	0.96	0.92	18,274	45
12-31-18	2.69	—	19.56	(8.99)	1.19	0.97	0.96	0.86	222,203	64
12-31-17	1.59	—	24.08	21.58	1.19	0.96	0.95	0.83	285,025	45
VY® Columbia Small Cap Value II Portfolio
Class ADV
06-30-22+	—	—	17.11	(17.86)	1.48	1.43	1.42	(0.17)	30,260	27
12-31-21	0.11	—	20.83	33.85	1.47	1.42	1.42	(0.10)	39,427	56
12-31-20	0.61	—	15.65	9.28	1.51	1.42	1.41	0.18	24,162	47
12-31-19	2.08	—	15.06	19.88	1.41	1.38	1.37	0.27	25,615	25
12-31-18	2.09	—	14.42	(17.96)	1.40	1.37	1.36	0.02	27,725	41
12-31-17	0.82	—	19.57	10.65	1.40	1.37	1.36	0.01	37,004	44
Class I
06-30-22+	—	—	17.88	(17.64)	0.98	0.93	0.92	0.38	44,319	27
12-31-21	0.16	—	21.71	34.52	0.97	0.92	0.92	0.37	45,424	56
12-31-20	0.70	—	16.27	9.89	1.01	0.92	0.91	0.68	34,277	47
12-31-19	2.18	—	15.65	20.42	0.91	0.88	0.87	0.79	36,201	25
12-31-18	2.20	—	14.94	(17.53)	0.90	0.87	0.86	0.53	33,887	41
12-31-17	0.90	—	20.20	11.21	0.90	0.87	0.86	0.50	43,897	44

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY® Columbia Small Cap Value II Portfolio (continued)
Class R6
06-30-22+	21.74	0.04	•	(3.87)	(3.83)	—	—	—
12-31-21	16.29	0.10	•	5.51	5.61	0.09	0.07	—
12-31-20	15.66	0.10		1.23	1.33	0.14	0.56	—
12-31-19	14.94	0.12		2.78	2.90	0.11	2.07	—
12-31-18	20.21	0.09		(3.16)	(3.07)	0.11	2.09	—
12-31-17	19.06	0.13	•	1.92	2.05	0.11	0.79	—
Class S
06-30-22+	21.61	0.01	•	(3.85)	(3.84)	—	—	—
12-31-21	16.20	0.02	•	5.51	5.53	0.05	0.07	—
12-31-20	15.58	0.07		1.20	1.27	0.09	0.56	—
12-31-19	14.86	0.09		2.76	2.85	0.06	2.07	—
12-31-18	20.10	0.05		(3.15)	(3.10)	0.05	2.09	—
12-31-17	18.96	0.05	•	1.94	1.99	0.06	0.79	—
Class S2
06-30-22+	20.85	(0.01	)•	(3.70)	(3.71)	—	—	—
12-31-21	15.65	(0.00	)*•	5.30	5.30	0.03	0.07	—
12-31-20	15.02	0.05		1.18	1.23	0.04	0.56	—
12-31-19	14.40	0.05	•	2.67	2.72	0.03	2.07	—
12-31-18	19.52	0.02		(3.05)	(3.03)	—	2.09	—
12-31-17	18.44	0.01	•	1.90	1.91	0.04	0.79	—
VY® Invesco Comstock Portfolio
Class ADV
06-30-22+	21.05	0.13	•	(1.80)	(1.67)	—	—	—
12-31-21	16.05	0.21	•	5.03	5.24	0.24	—	—
12-31-20	17.01	0.25		(0.46)	(0.21)	0.30	0.45	—
12-31-19	17.39	0.30	•	3.74	4.04	0.41	4.01	—
12-31-18	20.14	0.24	•	(2.77)	(2.53)	0.22	—	—
12-31-17	17.33	0.19		2.80	2.99	0.18	—	—
Class I
06-30-22+	21.25	0.18	•	(1.81)	(1.63)	—	—	—
12-31-21	16.20	0.31	•	5.09	5.40	0.35	—	—
12-31-20	17.19	0.32	•	(0.46)	(0.14)	0.40	0.45	—
12-31-19	17.52	0.40	•	3.78	4.18	0.50	4.01	—
12-31-18	20.32	0.33		(2.80)	(2.47)	0.33	—	—
12-31-17	17.47	0.28	•	2.85	3.13	0.28	—	—
Class S
06-30-22+	21.28	0.16	•	(1.82)	(1.66)	—	—	—
12-31-21	16.23	0.26	•	5.09	5.35	0.30	—	—
12-31-20	17.18	0.31		(0.48)	(0.17)	0.33	0.45	—
12-31-19	17.51	0.36	•	3.77	4.13	0.45	4.01	—
12-31-18	20.30	0.29	•	(2.81)	(2.52)	0.27	—	—
12-31-17	17.45	0.23	•	2.85	3.08	0.23	—	—
VY® Invesco Equity and Income Portfolio
Class ADV
06-30-22+	51.71	0.25	•	(6.65)	(6.40)	—	—	—
12-31-21	44.76	0.36	•	7.69	8.05	0.50	0.60	—
12-31-20	43.36	0.58		3.25	3.83	0.59	1.84	—
12-31-19	38.95	0.62	•	6.82	7.44	0.68	2.35	—
12-31-18	46.81	0.64	•	(4.95)	(4.31)	0.66	2.89	—
12-31-17	44.06	0.65		3.84	4.49	0.61	1.13	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Columbia Small Cap Value II Portfolio (continued)
Class R6
06-30-22+	—	—	17.91	(17.62)	0.89	0.86	0.85	0.40	10,133	27
12-31-21	0.17	—	21.74	34.57	0.89	0.86	0.86	0.49	12,560	56
12-31-20	0.70	—	16.29	9.94	0.91	0.88	0.87	0.71	6,983	47
12-31-19	2.18	—	15.66	20.48	0.91	0.88	0.87	0.81	6,701	25
12-31-18	2.20	—	14.94	(17.57)	0.90	0.87	0.86	0.56	5,349	41
12-31-17	0.90	—	20.21	11.20	0.90	0.87	0.86	0.69	4,389	44
Class S
06-30-22+	—	—	17.77	(17.77)	1.23	1.18	1.17	0.07	73,425	27
12-31-21	0.12	—	21.61	34.22	1.22	1.17	1.17	0.12	96,978	56
12-31-20	0.65	—	16.20	9.54	1.26	1.17	1.16	0.42	82,438	47
12-31-19	2.13	—	15.58	20.21	1.16	1.13	1.12	0.53	89,702	25
12-31-18	2.14	—	14.86	(17.76)	1.15	1.12	1.11	0.26	89,274	41
12-31-17	0.85	—	20.10	10.92	1.15	1.12	1.11	0.25	124,984	44
Class S2
06-30-22+	—	—	17.14	(17.79)	1.38	1.33	1.32	(0.06)	1,539	27
12-31-21	0.10	—	20.85	33.96	1.37	1.32	1.32	(0.01)	1,856	56
12-31-20	0.60	—	15.65	9.45	1.41	1.32	1.31	0.27	1,446	47
12-31-19	2.10	—	15.02	19.95	1.31	1.28	1.27	0.34	1,671	25
12-31-18	2.09	—	14.40	(17.87)	1.30	1.27	1.26	0.11	2,431	41
12-31-17	0.83	—	19.52	10.77	1.30	1.27	1.26	0.06	3,431	44
VY® Invesco Comstock Portfolio
Class ADV
06-30-22+	—	—	19.38	(7.93)	1.28	1.20	1.20	1.26	32,466	15
12-31-21	0.24	—	21.05	32.69	1.29	1.20	1.20	1.06	34,649	31
12-31-20	0.75	—	16.05	(0.74)	1.33	1.27	1.27	1.71	28,434	64
12-31-19	4.42	—	17.01	24.86	1.25	1.23	1.23	1.60	31,202	25
12-31-18	0.22	—	17.39	(12.56)	1.25	1.23	1.23	1.16	28,006	29
12-31-17	0.18	—	20.14	17.31	1.25	1.23	1.23	1.00	36,178	14
Class I
06-30-22+	—	—	19.62	(7.67)	0.78	0.70	0.70	1.71	139,256	15
12-31-21	0.35	—	21.25	33.33	0.79	0.70	0.70	1.58	178,856	31
12-31-20	0.85	—	16.20	(0.22)	0.83	0.77	0.77	2.25	114,569	64
12-31-19	4.51	—	17.19	25.51	0.75	0.73	0.73	2.09	203,510	25
12-31-18	0.33	—	17.52	(12.16)	0.75	0.73	0.73	1.72	219,086	29
12-31-17	0.28	—	20.32	17.95	0.75	0.73	0.73	1.50	188,040	14
Class S
06-30-22+	—	—	19.62	(7.80)	1.03	0.95	0.95	1.51	79,957	15
12-31-21	0.30	—	21.28	32.96	1.04	0.95	0.95	1.31	81,485	31
12-31-20	0.78	—	16.23	(0.47)	1.08	1.02	1.02	1.97	63,320	64
12-31-19	4.46	—	17.18	25.24	1.00	0.98	0.98	1.88	73,675	25
12-31-18	0.27	—	17.51	(12.39)	1.00	0.98	0.98	1.41	215,609	29
12-31-17	0.23	—	20.30	17.68	1.00	0.98	0.98	1.25	274,498	14
VY® Invesco Equity and Income Portfolio
Class ADV
06-30-22+	—	—	45.31	(12.38)	1.21	1.14	1.14	1.03	42,716	72
12-31-21	1.10	—	51.71	18.03	1.20	1.14	1.14	0.73	49,436	127
12-31-20	2.43	—	44.76	9.62	1.21	1.14	1.14	1.34	42,053	90
12-31-19	3.03	—	43.36	19.50	1.17	1.14	1.14	1.47	44,825	143
12-31-18	3.55	—	38.95	(9.90)	1.17	1.14	1.14	1.40	43,200	161
12-31-17	1.74	—	46.81	10.32	1.17	1.14	1.14	1.43	54,583	134

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY® Invesco Equity and Income Portfolio (continued)
Class I
06-30-22+	52.69	0.39	•	(6.79)	(6.40)	—	—	—
12-31-21	45.58	0.62	•	7.83	8.45	0.74	0.60	—
12-31-20	44.08	0.80		3.34	4.14	0.80	1.84	—
12-31-19	39.54	0.85	•	6.94	7.79	0.90	2.35	—
12-31-18	47.51	0.88	•	(5.06)	(4.18)	0.90	2.89	—
12-31-17	44.86	0.89	•	3.93	4.82	1.04	1.13	—
Class S
06-30-22+	52.29	0.32	•	(6.73)	(6.41)	—	—	—
12-31-21	45.24	0.49	•	7.77	8.26	0.61	0.60	—
12-31-20	43.79	0.70		3.28	3.98	0.69	1.84	—
12-31-19	39.30	0.74	•	6.88	7.62	0.78	2.35	—
12-31-18	47.22	0.76	•	(5.01)	(4.25)	0.78	2.89	—
12-31-17	44.48	0.77	•	3.89	4.66	0.79	1.13	—
Class S2
06-30-22+	51.45	0.28	•	(6.62)	(6.34)	—	—	—
12-31-21	44.52	0.42	•	7.64	8.06	0.53	0.60	—
12-31-20	43.13	0.63		3.23	3.86	0.63	1.84	—
12-31-19	38.75	0.67	•	6.78	7.45	0.72	2.35	—
12-31-18	46.59	0.69	•	(4.93)	(4.24)	0.71	2.89	—
12-31-17	43.85	0.70	•	3.83	4.53	0.66	1.13	—
VY® Invesco Global Portfolio
Class ADV
06-30-22+	24.55	(0.02	)•	(7.84)	(7.86)	—	—	—
12-31-21	22.38	(0.19	)•	3.51	3.32	—	1.15	—
12-31-20	18.41	(0.10	)•	4.91	4.81	0.13	0.71	—
12-31-19	17.06	0.04		4.89	4.93	—	3.58	—
12-31-18	21.42	0.04		(2.66)	(2.62)	0.25	1.49	—
12-31-17	15.90	0.04		5.64	5.68	0.13	0.03	—
Class I
06-30-22+	26.21	0.03	•	(8.38)	(8.35)	—	—	—
12-31-21	23.71	(0.08	)•	3.73	3.65	—	1.15	—
12-31-20	19.46	(0.01	)•	5.20	5.19	0.23	0.71	—
12-31-19	17.86	0.15		5.13	5.28	0.10	3.58	—
12-31-18	22.33	0.16	•	(2.80)	(2.64)	0.34	1.49	—
12-31-17	16.56	0.15		5.87	6.02	0.22	0.03	—
Class S
06-30-22+	24.83	0.00	*•	(7.93)	(7.93)	—	—	—
12-31-21	22.56	(0.13	)•	3.55	3.42	—	1.15	—
12-31-20	18.56	(0.05	)•	4.94	4.89	0.18	0.71	—
12-31-19	17.17	0.10		4.91	5.01	0.04	3.58	—
12-31-18	21.53	0.10	•	(2.68)	(2.58)	0.29	1.49	—
12-31-17	15.98	0.08		5.67	5.75	0.17	0.03	—
Class S2
06-30-22+	23.85	(0.01	)•	(7.62)	(7.63)	—	—	—
12-31-21	21.75	(0.16	)•	3.41	3.25	—	1.15	—
12-31-20	17.89	(0.07	)•	4.77	4.70	0.13	0.71	—
12-31-19	16.67	0.06		4.77	4.83	0.03	3.58	—
12-31-18	20.97	0.06	•	(2.60)	(2.54)	0.27	1.49	—
12-31-17	15.58	0.05		5.53	5.58	0.16	0.03	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Invesco Equity and Income Portfolio (continued)
Class I
06-30-22+	—	—	46.29	(12.15)	0.71	0.64	0.64	1.53	421,139	72
12-31-21	1.34	—	52.69	18.60	0.70	0.64	0.64	1.23	502,445	127
12-31-20	2.64	—	45.58	10.18	0.71	0.64	0.64	1.84	467,994	90
12-31-19	3.25	—	44.08	20.10	0.67	0.64	0.64	1.97	484,839	143
12-31-18	3.79	—	39.54	(9.46)	0.67	0.64	0.64	1.90	468,289	161
12-31-17	2.17	—	47.51	10.90	0.67	0.64	0.64	1.92	594,834	134
Class S
06-30-22+	—	—	45.88	(12.26)	0.96	0.89	0.89	1.27	355,244	72
12-31-21	1.21	—	52.29	18.31	0.95	0.89	0.89	0.97	437,821	127
12-31-20	2.53	—	45.24	9.88	0.96	0.89	0.89	1.59	436,888	90
12-31-19	3.13	—	43.79	19.80	0.92	0.89	0.89	1.72	473,465	143
12-31-18	3.67	—	39.30	(9.67)	0.92	0.89	0.89	1.65	463,989	161
12-31-17	1.92	—	47.22	10.62	0.92	0.89	0.89	1.67	606,503	134
Class S2
06-30-22+	—	—	45.11	(12.32)	1.11	1.02	1.02	1.15	266,054	72
12-31-21	1.13	—	51.45	18.17	1.10	1.02	1.02	0.84	320,526	127
12-31-20	2.47	—	44.52	9.76	1.11	1.02	1.02	1.46	308,786	90
12-31-19	3.07	—	43.13	19.63	1.07	1.02	1.02	1.59	328,815	143
12-31-18	3.60	—	38.75	(9.79)	1.07	1.02	1.02	1.52	321,618	161
12-31-17	1.79	—	46.59	10.48	1.07	1.02	1.02	1.54	420,527	134
VY® Invesco Global Portfolio
Class ADV
06-30-22+	—	—	16.69	(32.02)	1.33	1.30	1.30	(0.22)	98,028	6
12-31-21	1.15	—	24.55	14.80	1.33	1.30	1.30	(0.80)	149,741	7
12-31-20	0.84	—	22.38	27.19	1.35	1.30	1.30	(0.53)	131,946	8
12-31-19	3.58	—	18.41	31.10	1.25	1.25	1.25	0.26	123,467	8
12-31-18	1.74	—	17.06	(13.62)	1.25	1.25	1.25	0.22	101,759	17
12-31-17	0.16	—	21.42	35.82	1.25	1.25	1.25	0.17	120,344	9
Class I
06-30-22+	—	—	17.86	(31.86)	0.83	0.80	0.80	0.28	899,965	6
12-31-21	1.15	—	26.21	15.37	0.83	0.80	0.80	(0.30)	1,381,312	7
12-31-20	0.94	—	23.71	27.78	0.85	0.80	0.80	(0.03)	1,332,750	8
12-31-19	3.68	—	19.46	31.80	0.75	0.75	0.75	0.76	1,225,197	8
12-31-18	1.83	—	17.86	(13.19)	0.75	0.75	0.75	0.72	1,061,448	17
12-31-17	0.25	—	22.33	36.49	0.75	0.75	0.75	0.68	1,384,452	9
Class S
06-30-22+	—	—	16.90	(31.94)	1.08	1.05	1.05	0.02	115,972	6
12-31-21	1.15	—	24.83	15.13	1.08	1.05	1.05	(0.55)	185,986	7
12-31-20	0.89	—	22.56	27.43	1.10	1.05	1.05	(0.28)	188,985	8
12-31-19	3.62	—	18.56	31.44	1.00	1.00	1.00	0.52	181,045	8
12-31-18	1.78	—	17.17	(13.39)	1.00	1.00	1.00	0.49	167,520	17
12-31-17	0.20	—	21.53	36.13	1.00	1.00	1.00	0.41	238,436	9
Class S2
06-30-22+	—	—	16.22	(31.99)	1.23	1.20	1.20	(0.12)	2,638	6
12-31-21	1.15	—	23.85	14.91	1.23	1.20	1.20	(0.69)	4,152	7
12-31-20	0.84	—	21.75	27.33	1.25	1.20	1.20	(0.42)	4,266	8
12-31-19	3.61	—	17.89	31.26	1.15	1.15	1.15	0.37	4,611	8
12-31-18	1.76	—	16.67	(13.56)	1.15	1.15	1.15	0.30	3,963	17
12-31-17	0.19	—	20.97	35.92	1.15	1.15	1.15	0.27	4,030	9
See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)		($)	($)
VY® JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-22+	19.24	0.05	•	(2.67)	(2.62)	—		—	—
12-31-21	15.51	0.05	•	4.43	4.48	0.05		0.70	—
12-31-20	17.15	0.09		(0.33)	(0.24)	0.11		1.29	—
12-31-19	15.74	0.12		3.74	3.86	0.12		2.33	—
12-31-18	19.78	0.15		(2.35)	(2.20)	0.16		1.68	—
12-31-17	19.31	0.07		2.41	2.48	0.07		1.94	—
Class I
06-30-22+	20.00	0.10	•	(2.78)	(2.68)	—		—	—
12-31-21	16.09	0.15	•	4.60	4.75	0.14		0.70	—
12-31-20	17.72	0.17		(0.33)	(0.16)	0.18		1.29	—
12-31-19	16.18	0.22		3.86	4.08	0.21		2.33	—
12-31-18	20.30	0.25	•	(2.43)	(2.18)	0.26		1.68	—
12-31-17	19.75	0.18	•	2.48	2.66	0.17		1.94	—
Class S
06-30-22+	19.72	0.07	•	(2.74)	(2.67)	—		—	—
12-31-21	15.87	0.10	•	4.54	4.64	0.09		0.70	—
12-31-20	17.51	0.13		(0.33)	(0.20)	0.15		1.29	—
12-31-19	16.01	0.17		3.82	3.99	0.16		2.33	—
12-31-18	20.10	0.20	•	(2.40)	(2.20)	0.21		1.68	—
12-31-17	19.58	0.12	•	2.46	2.58	0.12		1.94	—
Class S2
06-30-22+	19.17	0.06	•	(2.67)	(2.61)	—		—	—
12-31-21	15.47	0.08	•	4.41	4.49	0.09		0.70	—
12-31-20	17.10	0.11		(0.33)	(0.22)	0.12		1.29	—
12-31-19	15.69	0.14	•	3.73	3.87	0.13		2.33	—
12-31-18	19.72	0.16	•	(2.33)	(2.17)	0.18		1.68	—
12-31-17	19.25	0.09	•	2.41	2.50	0.09		1.94	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-22+	12.43	(0.03	)•	(3.59)	(3.62)	—		—	—
12-31-21	13.16	(0.12	)•	1.84	1.72	—		2.45	—
12-31-20	11.00	(0.05)		3.27	3.22	0.01		1.05	—
12-31-19	9.08	(0.03)		3.26	3.23	0.03		1.28	—
12-31-18	10.50	(0.02)		(0.24)	(0.26)	—		1.16	—
12-31-17	9.19	(0.03)		2.17	2.14	0.03		0.80	—
Class I
06-30-22+	14.82	(0.00	)*•	(4.29)	(4.29)	—		—	—
12-31-21	15.20	(0.06	)•	2.13	2.07	0.00	*	2.45	—
12-31-20	12.50	(0.01)		3.77	3.76	0.01		1.05	—
12-31-19	10.14	0.03		3.65	3.68	0.04		1.28	—
12-31-18	11.56	0.04		(0.28)	(0.24)	0.02		1.16	—
12-31-17	10.03	0.02		2.38	2.40	0.07		0.80	—
Class R6
06-30-22+	14.84	(0.00	)*•	(4.30)	(4.30)	—		—	—
12-31-21	15.22	(0.06	)•	2.13	2.07	0.00	*	2.45	—
12-31-20	12.51	(0.01)		3.78	3.77	0.01		1.05	—
12-31-19	10.14	0.02		3.67	3.69	0.04		1.28	—
12-31-18	11.56	0.03		(0.27)	(0.24)	0.02		1.16	—
12-31-17	10.03	0.02	•	2.38	2.40	0.07		0.80	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-22+	—	—	16.62	(13.62)	1.48	1.38	1.38	0.52	78,770	8
12-31-21	0.75	—	19.24	29.15	1.49	1.38	1.38	0.28	93,649	22
12-31-20	1.40	—	15.51	0.08	1.51	1.38	1.38	0.58	79,036	18
12-31-19	2.45	—	17.15	25.81	1.39	1.39	1.39	0.71	89,967	9
12-31-18	1.84	—	15.74	(12.37)	1.38	1.38	1.38	0.79	80,243	12
12-31-17	2.01	—	19.78	13.41	1.37	1.37	1.37	0.37	99,801	10
Class I
06-30-22+	—	—	17.32	(13.40)	0.98	0.88	0.88	1.00	109,959	8
12-31-21	0.85	—	20.00	29.79	0.99	0.88	0.88	0.77	138,540	22
12-31-20	1.47	—	16.09	0.55	1.01	0.88	0.88	1.08	124,709	18
12-31-19	2.54	—	17.72	26.46	0.89	0.89	0.89	1.21	150,535	9
12-31-18	1.94	—	16.18	(11.96)	0.88	0.88	0.88	1.28	144,880	12
12-31-17	2.11	—	20.30	14.04	0.87	0.87	0.87	0.87	210,989	10
Class S
06-30-22+	—	—	17.05	(13.54)	1.23	1.13	1.13	0.76	152,246	8
12-31-21	0.80	—	19.72	29.51	1.24	1.13	1.13	0.53	188,813	22
12-31-20	1.44	—	15.87	0.28	1.26	1.13	1.13	0.83	169,728	18
12-31-19	2.49	—	17.51	26.21	1.14	1.14	1.14	0.96	200,304	9
12-31-18	1.89	—	16.01	(12.19)	1.13	1.13	1.13	1.03	187,165	12
12-31-17	2.06	—	20.10	13.72	1.12	1.12	1.12	0.61	256,845	10
Class S2
06-30-22+	—	—	16.56	(13.62)	1.38	1.28	1.28	0.61	1,325	8
12-31-21	0.79	—	19.17	29.29	1.39	1.28	1.28	0.43	1,996	22
12-31-20	1.41	—	15.47	0.18	1.41	1.28	1.28	0.69	1,340	18
12-31-19	2.46	—	17.10	25.96	1.29	1.29	1.29	0.81	1,782	9
12-31-18	1.86	—	15.69	(12.30)	1.28	1.28	1.28	0.86	2,116	12
12-31-17	2.03	—	19.72	13.52	1.27	1.27	1.27	0.45	3,382	10
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-22+	—	—	8.81	(29.12)	1.35	1.28	1.28	(0.57)	51,836	17
12-31-21	2.45	—	12.43	13.24	1.34	1.30	1.30	(0.91)	76,149	31
12-31-20	1.06	—	13.16	31.26	1.37	1.30	1.30	(0.49)	64,622	53
12-31-19	1.31	—	11.00	36.56	1.27	1.27	1.27	(0.28)	90,526	16
12-31-18	1.16	—	9.08	(3.77)	1.27	1.27	1.27	(0.14)	61,179	19
12-31-17	0.83	—	10.50	24.12	1.27	1.27	1.27	(0.32)	62,022	28
Class I
06-30-22+	—	—	10.53	(28.95)	0.85	0.78	0.78	(0.07)	821,015	17
12-31-21	2.45	—	14.82	13.80	0.84	0.80	0.80	(0.41)	1,214,371	31
12-31-20	1.06	—	15.20	31.84	0.87	0.80	0.80	(0.07)	1,179,581	53
12-31-19	1.32	—	12.50	37.20	0.77	0.77	0.77	0.21	985,213	16
12-31-18	1.18	—	10.14	(3.23)	0.77	0.77	0.77	0.36	763,686	19
12-31-17	0.87	—	11.56	24.81	0.77	0.77	0.77	0.18	879,678	28
Class R6
06-30-22+	—	—	10.54	(28.98)	0.77	0.75	0.75	(0.02)	89,003	17
12-31-21	2.45	—	14.84	13.80	0.76	0.76	0.76	(0.37)	118,927	31
12-31-20	1.06	—	15.22	31.90	0.77	0.77	0.77	(0.13)	109,585	53
12-31-19	1.32	—	12.51	37.31	0.77	0.77	0.77	0.24	30,761	16
12-31-18	1.18	—	10.14	(3.24)	0.77	0.77	0.77	0.38	15,642	19
12-31-17	0.87	—	11.56	24.81	0.77	0.77	0.77	0.18	9,313	28

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (continued)
Class S
06-30-22+	13.88	(0.02	)•	(4.02)	(4.04)	—	—	—
12-31-21	14.40	(0.10	)•	2.03	1.93	—	2.45	—
12-31-20	11.93	(0.03)		3.56	3.53	0.01	1.05	—
12-31-19	9.74	(0.00	)*	3.50	3.50	0.03	1.28	—
12-31-18	11.15	0.02		(0.27)	(0.25)	—	1.16	—
12-31-17	9.71	(0.01	)•	2.30	2.29	0.05	0.80	—
Class S2
06-30-22+	12.57	(0.02	)•	(3.64)	(3.66)	—	—	—
12-31-21	13.28	(0.11	)•	1.85	1.74	—	2.45	—
12-31-20	11.08	(0.05)		3.31	3.26	0.01	1.05	—
12-31-19	9.13	(0.02)		3.28	3.26	0.03	1.28	—
12-31-18	10.54	(0.01)		(0.24)	(0.25)	—	1.16	—
12-31-17	9.22	(0.02)		2.18	2.16	0.04	0.80	—
VY® T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-22+	102.35	(0.34	)•	(38.01)	(38.35)	—	—	—
12-31-21	93.76	(0.92	)•	19.06	18.14	—	9.55	—
12-31-20	71.90	(0.61)		25.93	25.32	—	3.46	—
12-31-19	70.96	(0.31)		20.51	20.20	—	19.26	—
12-31-18	86.22	(0.20	)•	0.81	0.61	—	15.87	—
12-31-17	72.53	(0.23)		23.41	23.18	—	9.49	—
Class I
06-30-22+	119.12	(0.16	)•	(44.29)	(44.45)	—	—	—
12-31-21	107.26	(0.48	)•	21.89	21.41	—	9.55	—
12-31-20	81.43	(0.24)		29.53	29.29	—	3.46	—
12-31-19	78.04	0.07		22.75	22.82	0.17	19.26	—
12-31-18	93.19	0.24		0.71	0.95	0.23	15.87	—
12-31-17	77.44	0.19		25.10	25.29	0.05	9.49	—
Class S
06-30-22+	110.92	(0.26	)•	(41.22)	(41.48)	—	—	—
12-31-21	100.68	(0.72	)•	20.51	19.79	—	9.55	—
12-31-20	76.79	(0.42	)•	27.77	27.35	—	3.46	—
12-31-19	74.54	(0.15	)•	21.66	21.51	—	19.26	—
12-31-18	89.69	0.00	*	0.76	0.76	0.04	15.87	—
12-31-17	74.96	(0.03)		24.25	24.22	—	9.49	—
Class S2
06-30-22+	105.14	(0.31	)•	(39.06)	(39.37)	—	—	—
12-31-21	95.99	(0.85	)•	19.55	18.70	—	9.55	—
12-31-20	73.47	(0.51	)•	26.49	25.98	—	3.46	—
12-31-19	72.10	(0.27	)•	20.90	20.63	—	19.26	—
12-31-18	87.30	(0.12	)•	0.79	0.67	—	15.87	—
12-31-17	73.27	(0.16	)•	23.68	23.52	—	9.49	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (continued)
Class S
06-30-22+	—	—	9.84	(29.11)	1.10	1.03	1.03	(0.33)	28,210	17
12-31-21	2.45	—	13.88	13.58	1.09	1.05	1.05	(0.66)	45,922	31
12-31-20	1.06	—	14.40	31.42	1.12	1.05	1.05	(0.30)	49,415	53
12-31-19	1.31	—	11.93	36.88	1.02	1.02	1.02	(0.04)	47,101	16
12-31-18	1.16	—	9.74	(3.44)	1.02	1.02	1.02	0.11	42,403	19
12-31-17	0.85	—	11.15	24.46	1.02	1.02	1.02	(0.07)	55,222	28
Class S2
06-30-22+	—	—	8.91	(29.12)	1.25	1.18	1.18	(0.46)	4,220	17
12-31-21	2.45	—	12.57	13.28	1.24	1.20	1.20	(0.82)	5,903	31
12-31-20	1.06	—	13.28	31.40	1.27	1.20	1.20	(0.46)	6,833	53
12-31-19	1.31	—	11.08	36.69	1.17	1.17	1.17	(0.18)	5,586	16
12-31-18	1.16	—	9.13	(3.65)	1.17	1.17	1.17	(0.03)	4,094	19
12-31-17	0.84	—	10.54	24.28	1.17	1.17	1.17	(0.21)	4,103	28
VY® T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-22+	—	—	64.00	(37.47)	1.29	1.23	1.23	(0.85)	233,359	18
12-31-21	9.55	—	102.35	19.54	1.30	1.23	1.23	(0.91)	394,504	28
12-31-20	3.46	—	93.76	36.00	1.31	1.23	1.23	(0.75)	362,950	36
12-31-19	19.26	—	71.90	30.15	1.23	1.21	1.21	(0.43)	302,258	26
12-31-18	15.87	—	70.96	(1.57)	1.23	1.21	1.21	(0.24)	239,404	47
12-31-17	9.49	—	86.22	32.91	1.24	1.23	1.23	(0.29)	248,624	51
Class I
06-30-22+	—	—	74.67	(37.32)	0.79	0.73	0.73	(0.35)	1,048,076	18
12-31-21	9.55	—	119.12	20.15	0.80	0.73	0.73	(0.41)	1,742,542	28
12-31-20	3.46	—	107.26	36.68	0.81	0.73	0.73	(0.25)	1,506,472	36
12-31-19	19.43	—	81.43	30.83	0.73	0.71	0.71	0.07	1,290,657	26
12-31-18	16.10	—	78.04	(1.09)	0.73	0.71	0.71	0.27	1,092,998	47
12-31-17	9.54	—	93.19	33.58	0.74	0.73	0.73	0.21	1,101,965	51
Class S
06-30-22+	—	—	69.44	(37.40)	1.04	0.98	0.98	(0.60)	43,112	18
12-31-21	9.55	—	110.92	19.85	1.05	0.98	0.98	(0.66)	72,845	28
12-31-20	3.46	—	100.68	36.36	1.06	0.98	0.98	(0.50)	74,335	36
12-31-19	19.26	—	76.79	30.47	0.98	0.96	0.96	(0.18)	65,359	26
12-31-18	15.91	—	74.54	(1.33)	0.98	0.96	0.96	0.01	329,427	47
12-31-17	9.49	—	89.69	33.25	0.99	0.98	0.98	(0.04)	379,473	51
Class S2
06-30-22+	—	—	65.77	(37.45)	1.19	1.13	1.13	(0.75)	3,717	18
12-31-21	9.55	—	105.14	19.68	1.20	1.13	1.13	(0.81)	6,338	28
12-31-20	3.46	—	95.99	36.13	1.21	1.13	1.13	(0.64)	5,735	36
12-31-19	19.26	—	73.47	30.27	1.13	1.11	1.11	(0.33)	9,074	26
12-31-18	15.87	—	72.10	(1.47)	1.13	1.11	1.11	(0.14)	8,564	47
12-31-17	9.49	—	87.30	33.06	1.14	1.13	1.13	(0.19)	9,014	51

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)  Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(a)  Excluding amounts from foreign withholding tax claims received in the year ended December 31, 2017, total return for Voya International High Dividend Low Volatility Portfolio would have been 21.38%, 21.98%, 21.63%, and 21.53% for Classes ADV, I, S, and S2, respectively.

+  Unaudited.

•  Calculated using average number of shares outstanding throughout the year or period.

*  Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-seven active separate investment series. The twelve series (each, a "Portfolio" and collectively, the "Portfolios") included in this report are: Voya Global Bond Portfolio ("Global Bond"), Voya International High Dividend Low Volatility Portfolio ("International High Dividend Low Volatility"), VY® American Century Small-Mid Cap Value Portfolio ("American Century Small-Mid Cap Value"), VY® Baron Growth Portfolio ("Baron Growth"), VY® Columbia Contrarian Core Portfolio ("Columbia Contrarian Core"), VY® Columbia Small Cap Value II Portfolio ("Columbia Small Cap Value II"), VY® Invesco Comstock Portfolio ("Invesco Comstock"), VY® Invesco Equity and Income Portfolio ("Invesco Equity and Income"), VY® Invesco Global Portfolio ("Invesco Global"), VY® JPMorgan Mid Cap Value Portfolio ("JPMorgan Mid Cap Value"), VY® T. Rowe Price Diversified Mid Cap Growth Portfolio ("T. Rowe Price Diversified Mid Cap Growth") and VY® T. Rowe Price Growth Equity Portfolio ("T. Rowe Price Growth Equity"). Each Portfolio is a diversified series of the Company, except T. Rowe Price Growth Equity, which is non-diversified. The investment objective of the Portfolios is described in the respective Portfolio's Prospectus.

The classes of shares included in this report are: Adviser ("Class ADV"), Initial ("Class I"), Class R6, Service ("Class S") and Service 2 ("Class S2"); however, each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts ("Separate Accounts") of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies ("Variable Contracts") and to certain of the Portfolios' investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Distributions are determined separately for each class based on income and expenses allocated to each class. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC ("Voya Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC ("Voya IM"), a Delaware limited liability company, serves as the sub-adviser to Global Bond and International High Dividend Low Volatility. Voya Investments Distributor, LLC ("VID" or the "Distributor"), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The net asset value ("NAV") per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio's assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio's assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios' Board of Directors ("Board"). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter ("OTC") market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities' (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios' valuation procedures; a "Pricing Committee" comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in each Portfolio. Each Portfolio's fair value policies and procedures and valuation practices may be subject to change as a result of new Rule 2a-5 under the 1940 Act.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and significant unobservable inputs, including the sub-advisers' or Pricing Committee's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by Global Bond. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by Invesco Comstock, Invesco Equity and Income, JPMorgan Mid Cap Value, T. Rowe Price Diversified Mid Cap Growth and T. Rowe Price Growth Equity. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of subchapter M of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with GAAP for investment companies. Actual results could differ from these estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios' investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments,

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio's exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio's use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV.

Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty's ability or willingness to perform its obligations; any deterioration in the counterparty's creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio's International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements"). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2022, the maximum amount of loss that Global Bond, Invesco Comstock, and Invesco Equity and Income would incur if the counterparties to its derivative transactions failed to perform would be $1,753,778, $8,363 and $768,864, respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts, and purchased options were they to be unwound as of June 30, 2022. At June 30, 2022, Global Bond had received $380,000 in cash collateral for open OTC derivatives transactions with its respective counterparties. There was no cash collateral pledged by any other Portfolio at June 30, 2022.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio's net assets and/or a percentage decrease in a Portfolio's NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio's Master Agreements.

As of June 30, 2022, Global Bond, Invesco Comstock, and Invesco Equity and Income had a liability position of $2,536,002, $10,174, and $149,582, respectively, on open forward foreign currency contracts, forward premium swaptions, OTC written options, OTC volatility swaps and OTC total return swaps with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2022, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2022, Global Bond had pledged $800,000 in cash collateral for open OTC derivatives transactions with its respective counterparties. There was no cash collateral pledged by any other Portfolio at June 30, 2022.

As of June 30, 2022, American Century Small-Mid Cap Value had not entered into any Master Agreements.

H.  Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolio of Investments.

During the period ended June 30, 2022, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:

	Purchased	Sold
Global Bond*	$164,137,157	$104,893,489
International High Dividend Low Volatility**	—	101,432
American Century Small-Mid Cap Value**	234,847	17,990,127
Invesco Comstock**	457,770	5,310,625
Invesco Equity and Income**	11,563,088	39,331,563

*  For the period ended June 30, 2022, the Portfolio used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at June 30, 2022.

**  For the period ended June 30, 2022, the Portfolios used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2022.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I.  Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio's assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio's Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2022, Global Bond had purchased and sold futures contracts on various notes and bonds as part of their respective duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolios' securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2022, Global Bond had an average notional value of $38,292,472 and $27,773,410 on futures contracts purchased and sold, respectively. Please refer to the table within the Portfolio of Investments for open futures contracts at June 30, 2022.

J.  Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. Securities lending involves two primary risks: "investment risk" and "borrower default risk." When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios' other risks.

K.  Restricted Securities. The Portfolios may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended ("1933 Act") or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as "restricted securities." These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

include investment in smaller, less seasoned issuers, which may involve greater risk.

L.  Delayed-Delivery and When-Issued Transactions. Certain Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolios' Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements ("MSFTA") with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2022, Global Bond pledged $280,000 in cash collateral for open when-issued or delayed-delivery transactions.

M.  Mortgage Dollar Roll Transactions. Certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based dollar roll transactions, the fee is recorded as income.

N.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps ("swaptions"), securities, commodities or foreign currencies. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2022, Global Bond had purchased and written interest rate swaptions with an average notional value of $1,938,000 and $8,125,333, respectively, to gain additional exposure to interest rates and to generate income. Please refer to the tables within the Portfolio of Investments for open written interest swaptions at June 30, 2022. There were no open purchased interest rate swaptions at June 30, 2022.

During the period ended June 30, 2022, Global Bond had purchased and written foreign currency options with an average notional value of $8,636,250 and $7,069,800,

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

respectively, to gain exposure to foreign currencies and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased and written foreign currency options at June 30, 2022.

During the period ended June 30, 2022, Global Bond had purchased forward premium swaptions with an average notional value of $6,734,500 to gain exposure to manage duration and yield curve exposures. Please refer to the tables within the Portfolio of Investments for open purchased forward premium swaptions at June 30, 2022.

During the period ended June 30, 2022, Global Bond had purchased and written options on equity indices with an average notional value of $11,618,793 and $6,310,922, respectively, to gain exposure to certain equity markets and to generate income. There were no open purchased and written equity options at June 30, 2022

O.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange ("centrally cleared swaps").

The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio's Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio's Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the

Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio's Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Portfolio's counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio's Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer's credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

During the period ended June 30, 2022, Global Bond sold credit protection on credit default swap indices ("CDX") with an average notional amount of $4,124,400 to gain additional exposure to the various sectors of the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. There were no open credit default swaps to sell protection at June 30, 2022.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the period ended June 30, 2022, Global Bond had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate ("Long

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

interest rate swap") in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps was $37,513,913.

For the period ended June 30, 2022, Global Bond had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate ("Short interest rate swap") in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $79,317,058.

Global Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for Global Bond for open centrally cleared interest rate swaps at June 30, 2022.

At June 30, 2022, Global Bond had pledged $2,101,000 in cash collateral for open centrally cleared swaps.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, the Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

During the period ended June 30, 2022, Global Bond had entered into receiver volatility swaps on foreign currencies with an average notional amount of $2,266,980. Please refer to the Portfolio of Investments for open volatility swaps at June 30, 2022.

Total Return Swap Contracts. Certain Portfolios may enter into total return swaps. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Portfolio's use of a total return swap exposes the Portfolio to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the period ended June 30, 2022, Global Bond entered into receiver and payer total return swaps on sovereign bonds with an average notional amount of $14,851,030 and $6,763,045, respectively. Please refer to the Portfolio of Investments for open total return swaps at June 30, 2022.

P.  Equity-Linked Notes. Invesco Equity and Income invests in equity-linked notes. Equity-linked notes are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income earned from equity-linked notes is recorded as Interest income in the Statements of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The Portfolio records the net change in the fair value of the equity-linked note on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. The Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the equity-linked note. The risks of investing in equity-linked notes include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity- linked notes and the appreciation potential may be limited. Equity-linked notes may be more volatile and less liquid than other investments held by the Portfolio. Please refer to the Portfolio of Investments for open equity-linked notes at June 30, 2022.

Q.  Structured Notes. Global Bond and Invesco Equity and Income invest in structured notes whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these notes may be 'structured' by the purchaser (a Portfolio) and the borrower issuing the note. The market value of these notes will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured note on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured note. There were no structured notes for either Global Bond and Invesco Equity and Income at June 30, 2022.

R.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2022, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
Global Bond	$13,372,096	$33,283,107
International High Dividend Low Volatility	129,339,544	135,288,020
American Century Small-Mid Cap Value	141,816,256	147,007,819
Baron Growth	1,635,334	27,300,813
Columbia Contrarian Core	49,828,849	62,588,483
Columbia Small Cap Value II	47,105,021	51,654,459
Invesco Comstock	40,526,348	66,409,584
Invesco Equity and Income	150,753,804	173,627,939
Invesco Global	86,554,834	149,554,527
JPMorgan Mid Cap Value	32,031,694	65,675,530
T. Rowe Price Diversified Mid Cap Growth	206,897,756	257,643,224
T. Rowe Price Growth Equity	314,420,581	387,845,438

U.S. government securities not included above were as follows:

	Purchases	Sales
Global Bond	$87,562,007	$75,108,556
Invesco Equity and Income	704,511,988	734,547,685

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement ("Management Agreement") with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Global Bond(1)	0.600% on the first $4 billion;
0.575% on the next $1 billion;
0.550% on the next $1 billion;
0.530% on assets over $6 billion
International High Dividend Low Volatility	0.60% on all assets
American Century Small-Mid Cap Value(1)	1.10% on the first $250 million;
1.05% on the next $250 million;
1.00% on assets over $500 million
Baron Growth	0.950% on the first $1 billion;
0.925% on the next $1 billion;
0.900% on assets over $2 billion
Columbia Contrarian Core(1)	0.90% on the first $500 million;
0.85% on the next $500 million;
0.80% on assets over $1 billion
Columbia Small Cap Value II(1)	0.85% on all assets
Invesco Comstock	0.70% on all assets
Invesco Equity and Income(1)	0.65% on the first $750 million;
0.63% on the next $250 million;
0.61% on assets over $1 billion
Invesco Global	0.70% on the first $3 billion;
0.68% on the next $1 billion;
0.67% on the next $4 billion;
0.66% on assets over $8 billion
JPMorgan Mid Cap Value	0.85% on the first $500 million;
0.75% on the next $500 million;
0.70% on assets over $1 billion
T. Rowe Price Diversified Mid Cap Growth(2)	0.74% on all assets
T. Rowe Price Growth Equity(1)	0.70% on all assets

(1)  The Investment Adviser is contractually obligated to waive 0.003%, 0.165%, 0.023%, 0.027%, 0.01% and 0.019% of the management fee for Global Bond, American Century Small-Mid Cap Value, Columbia Contrarian Core, Columbia Small Cap Value II, Invesco Equity and Income, and T. Rowe Price Growth Equity, respectively. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(2)  Effective January 1, 2022, the Investment Adviser is contractually obligated to waive 0.02% of the management fee for T. Rowe Price Diversified Mid Cap Growth. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio's assets in accordance with the Portfolio's investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Global Bond	Voya Investment Management Co. LLC*
International High Dividend Low Volatility	Voya Investment Management Co. LLC*
American Century Small-Mid Cap Value	American Century Investment Management, Inc.
Baron Growth	BAMCO, Inc.
Columbia Contrarian Core & Columbia Small Cap Value II	Columbia Management Investment Advisers, LLC
Invesco Comstock, Invesco Equity and Income & Invesco Global	Invesco Advisers, Inc.
JPMorgan Mid Cap Value	J.P. Morgan Investment Management Inc.
T. Rowe Price Diversified Mid Cap Growth & T. Rowe Price Growth Equity	T. Rowe Price Associates, Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV and Class S2 shares of each respective Portfolio have a plan of distribution (the "Plan"), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio's shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class ADV shares and a Portfolio makes payments at an annual rate of 0.15% of the Portfolio's average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.02% of the distribution fee for Class S2 shares of Invesco Equity and Income. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

Class ADV, Class S and Class S2 shares are further subject to a shareholder servicing fee payable to shareholder organizations pursuant to the shareholder servicing plan adopted for Class ADV, Class S and Class S2 shares which shall not exceed an annual rate of 0.25% of the average daily net assets of each class, respectively.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2022, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affilitiated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Invesco Comstock	5.79%
	Invesco Global	6.88
	T. Rowe Price Diversified Mid Cap Growth	10.95
Security Life of Denver Insurance Company	Global Bond	8.59
	Columbia Small Cap Value II	5.45
Voya Institutional Trust Company	Global Bond	13.79
	International High Dividend Low Volatility	6.87
	American Century Small-Mid Cap Value	53.55
	Baron Growth	32.17
	Columbia Contrarian Core	15.51
	Columbia Small Cap Value II	21.73
	Invesco Comstock	12.97
	Invesco Global	15.78
	JPMorgan Mid Cap Value	31.04
	T. Rowe Price Diversified Mid Cap Growth	14.77
	T. Rowe Price Growth Equity	29.23
Voya Retirement Insurance and Annuity Company	Global Bond	70.89
	International High Dividend Low Volatility	25.37
	American Century Small-Mid Cap Value	44.03
	Baron Growth	61.74
	Columbia Contrarian Core	14.23
	Columbia Small Cap Value II	27.96
	Invesco Comstock	35.19
	Invesco Equity and Income	37.24
	Invesco Global	66.79
	JPMorgan Mid Cap Value	39.45
	T. Rowe Price Diversified Mid Cap Growth	62.93
	T. Rowe Price Growth Equity	55.43
Voya Solution 2035 Portfolio	Columbia Contrarian Core	19.26
	Invesco Comstock	6.33
Voya Solution 2045 Portfolio	Columbia Contrarian Core	18.58
	Invesco Comstock	6.52
Voya Solution 2055 Portfolio	Columbia Contrarian Core	6.31
Voya Solution Moderately Aggressive Portfolio	Columbia Contrarian Core	16.91
	Invesco Comstock	8.34

The Investment Adviser may direct the Portfolios' sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Portfolio's equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the "DC Plan"), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors' fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the "Notional Funds"). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors' deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of "Other assets" on the accompanying Statements of Assets and Liabilities. Deferral of directors' fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios' assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2022, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Global Bond	$85,576
International High Dividend Low Volatility	137,390
American Century Small-Mid Cap Value	316,864
Baron Growth	227,079
Columbia Contrarian Core	27,966
Columbia Small Cap Value II	77,426
Invesco Comstock	73,924
Invesco Equity and Income	250,712
Invesco Global	590,356
JPMorgan Mid Cap Value	186,347
T. Rowe Price Diversified Mid Cap Growth	407,939
T. Rowe Price Growth Equity	482,580

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement ("Expense Limitation Agreement") with the following Portfolios, whereby the

Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
Global Bond	1.17%	0.67%	N/A	0.92%	N/A
International High Dividend Low Volatility	1.25%	0.75%	N/A	1.00%	1.15%
American Century Small-Mid Cap Value	1.52%	1.02%	N/A	1.27%	1.42%
Baron Growth	1.49%	0.99%	0.99%	1.24%	1.39%
Columbia Contrarian Core(1)	N/A	N/A	N/A	N/A	N/A
Columbia Small Cap Value II	1.45%	0.95%	0.95%	1.20%	1.35%
Invesco Comstock(2)	N/A	N/A	N/A	N/A	N/A
Invesco Equity and Income	1.15%	0.65%	N/A	0.90%	1.05%
Invesco Global	1.30%	0.80%	N/A	1.05%	1.20%
JPMorgan Mid Cap Value	1.38%	0.88%	N/A	1.13%	1.28%
T. Rowe Price Diversified Mid Cap Growth	1.30%	0.80%	0.80%	1.05%	1.20%
T. Rowe Price Growth Equity	1.25%	0.75%	N/A	1.00%	1.15%

(1)  Pursuant to a side letter agreement, through May 1, 2023, the Investment Adviser has agreed to waive all or a portion of the management fee and/or reimburse expenses so that the expense limits are 1.25%, 0.75% and 1.00% for Class ADV, Class I and Class S, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(2)  Pursuant to a side letter agreement, through May 1, 2023, the Investment Adviser has agreed to waive all or a portion of the management fee and/or reimburse expenses so that the expense limits are 1.20%, 0.70%, 0.70%, 0.95%, and 1.10% for Class ADV, Class I, Class R6, Class S, and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

At June 30, 2022, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	June 30,
	2023	2024	2025	Total
Global Bond	$88,738	$234,432	$185,913	$509,083
American Century Small-Mid Cap Value	784,413	1,131,819	998,001	2,914,233
Baron Growth	2,722	—	—	2,722
Invesco Equity and Income	476,420	746,768	659,753	1,882,941
Invesco Global	328,720	658,532	311,359	1,298,611
JPMorgan Mid Cap Value	227,449	465,758	402,785	1,095,992
T. Rowe Price Growth Equity	508,899	1,068,227	831,119	2,408,245

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2022, are as follows:

	June 30,
	2023	2024	2025	Total
Baron Growth
Class ADV	$66,257	$152,449	$104,977	$323,683
Class I	93,054	207,747	132,224	433,025
Class S	143,130	319,018	213,232	675,380
Class S2	1,573	3,581	2,063	7,217
Columbia Small Cap Value II
Class ADV	6,218	12,639	6,312	25,169
Class I	8,298	17,003	8,076	33,377
Class S	21,115	39,581	15,311	76,007
Class S2	367	738	294	1,399
T. Rowe Price Diversified Mid Cap Growth
Class ADV	20,877	37,703	24,189	82,769
Class I	319,074	695,917	392,141	1,407,132
Class S	13,669	27,766	14,422	55,857
Class S2	1,737	3,860	2,042	7,639

The Expense Limitation Agreement is contractual through May 1, 2023 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 13, 2022, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon ("BNY") for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the six months ended June 30, 2022 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Global Bond	5	$1,219,000	1.58%
International High Dividend Low Volatility	7	1,342,714	1.78
Baron Growth	36	1,216,444	1.38
Columbia Contrarian Core	1	1,496,000	1.33
Invesco Global	1	544,000	1.33
JPMorgan Mid Cap Value	1	4,477,000	1.33
T. Rowe Price Diversified Mid Cap Growth	4	1,870,500	1.53
T. Rowe Price Growth Equity	1	10,999,000	1.33

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Global Bond
Class ADV
6/30/2022	26,961	—	22,875	(147,404)	(97,568)	248,372	—	208,571	(1,323,837)	(866,894)
12/31/2021	146,488	—	101,137	(225,961)	21,664	1,554,242	—	1,059,813	(2,405,586)	208,469
Class I
6/30/2022	235,542	—	156,394	(609,001)	(217,065)	2,150,932	—	1,452,188	(5,723,602)	(2,120,482)
12/31/2021	427,848	—	628,708	(1,280,804)	(224,248)	4,747,549	—	6,725,199	(13,948,944)	(2,476,196)
Class S
6/30/2022	194,644	—	38,403	(326,647)	(93,600)	1,859,963	—	356,107	(3,072,023)	(855,953)
12/31/2021	359,591	—	155,896	(538,462)	(22,975)	3,908,842	—	1,663,347	(5,968,917)	(396,728)
International High Dividend Low Volatility
Class ADV
6/30/2022	119,140	—	—	(160,811)	(41,671)	1,163,208	—	—	(1,586,617)	(423,409)
12/31/2021	102,390	—	52,566	(365,602)	(210,646)	1,037,243	—	540,901	(3,670,569)	(2,092,425)
Class I
6/30/2022	524,637	—	—	(805,847)	(281,210)	5,267,739	—	—	(8,128,567)	(2,860,828)
12/31/2021	460,734	—	295,016	(1,508,212)	(752,462)	4,759,975	—	3,068,169	(15,417,513)	(7,589,369)
Class S
6/30/2022	353,492	—	—	(2,159,178)	(1,805,686)	3,524,595	—	—	(21,253,891)	(17,729,296)
12/31/2021	454,811	—	564,287	(4,446,542)	(3,427,444)	4,684,050	—	5,834,728	(45,069,304)	(34,550,526)
Class S2
6/30/2022	6,248	—	—	(25)	6,223	61,899	—	—	(249)	61,650
12/31/2021	2,385	—	706	(689)	2,402	24,459	—	7,373	(7,050)	24,782
American Century Small-Mid Cap Value
Class ADV
6/30/2022	207,688	—	—	(451,269)	(243,581)	2,876,535	—	—	(6,253,456)	(3,376,921)
12/31/2021	574,260	—	54,874	(1,398,054)	(768,920)	7,645,195	—	741,893	(18,477,186)	(10,090,098)
Class I
6/30/2022	640,569	—	—	(867,527)	(226,958)	9,647,806	—	—	(13,034,597)	(3,386,791)
12/31/2021	1,216,000	—	122,634	(2,463,814)	(1,125,180)	17,471,822	—	1,787,999	(35,235,044)	(15,975,223)
Class S
6/30/2022	278,968	—	—	(398,289)	(119,321)	4,135,377	—	—	(5,888,379)	(1,753,002)
12/31/2021	371,537	—	54,847	(984,265)	(557,881)	5,318,031	—	786,510	(13,429,366)	(7,324,825)
Class S2
6/30/2022	22,550	—	—	(64,455)	(41,905)	314,010	—	—	(895,445)	(581,435)
12/31/2021	52,013	—	1,416	(179,069)	(125,640)	674,027	—	19,149	(2,412,139)	(1,718,963)
Baron Growth
Class ADV
6/30/2022	123,921	—	—	(297,906)	(173,985)	2,862,795	—	—	(7,145,257)	(4,282,462)
12/31/2021	260,360	—	419,077	(479,266)	200,171	7,095,819	—	11,180,973	(13,154,085)	5,122,707
Class I
6/30/2022	120,307	—	—	(514,212)	(393,905)	3,415,667	—	—	(15,000,206)	(11,584,539)
12/31/2021	311,835	—	361,998	(885,710)	(211,877)	10,500,975	—	11,935,097	(29,525,384)	(7,089,312)
Class R6
6/30/2022	224,828	—	—	(210,498)	14,330	6,139,165	—	—	(6,457,993)	(318,828)
12/31/2021	143,926	—	99,200	(246,153)	(3,027)	4,799,695	—	3,273,603	(8,201,082)	(127,784)
Class S
6/30/2022	94,769	—	—	(317,351)	(222,582)	2,470,576	—	—	(8,175,135)	(5,704,559)
12/31/2021	132,534	—	688,156	(1,095,774)	(275,084)	4,072,010	—	20,610,306	(33,055,860)	(8,373,544)
Class S2
6/30/2022	6,435	—	—	(4,719)	1,716	152,006	—	—	(110,289)	41,717
12/31/2021	13,002	—	7,767	(40,917)	(20,148)	365,529	—	211,817	(1,158,300)	(580,954)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Columbia Contrarian Core
Class ADV
6/30/2022	52,791	—	—	(98,527)	(45,736)	1,030,793	—	—	(1,940,992)	(910,199)
12/31/2021	164,911	—	167,124	(211,683)	120,352	3,382,325	—	3,369,226	(4,427,216)	2,324,335
Class I
6/30/2022	342,126	—	—	(721,820)	(379,694)	7,121,344	—	—	(15,825,337)	(8,703,993)
12/31/2021	1,138,555	—	707,436	(1,261,034)	584,957	26,185,506	—	15,634,335	(28,569,053)	13,250,788
Class S
6/30/2022	40,309	—	—	(58,980)	(18,671)	841,880	—	—	(1,227,321)	(385,441)
12/31/2021	78,569	—	118,105	(129,803)	66,871	1,725,929	—	2,522,728	(2,839,735)	1,408,922
Columbia Small Cap Value II
Class ADV
6/30/2022	90,692	—	—	(215,282)	(124,590)	1,795,892	—	—	(4,097,616)	(2,301,724)
12/31/2021	872,371	—	10,889	(533,975)	349,285	16,819,188	—	207,547	(10,353,412)	6,673,323
Class I
6/30/2022	720,399	—	—	(334,155)	386,244	14,186,447	—	—	(6,682,702)	7,503,745
12/31/2021	797,433	—	18,560	(830,131)	(14,138)	15,875,731	—	368,043	(16,734,530)	(490,756)
Class R6
6/30/2022	68,372	—	—	(80,336)	(11,964)	1,398,512	—	—	(1,637,329)	(238,817)
12/31/2021	285,247	—	4,422	(140,643)	149,026	5,805,072	—	87,814	(2,859,917)	3,032,969
Class S
6/30/2022	73,770	—	—	(430,895)	(357,125)	1,494,882	—	—	(8,681,623)	(7,186,741)
12/31/2021	682,426	—	29,732	(1,310,880)	(598,722)	13,766,939	—	587,512	(26,262,690)	(11,908,239)
Class S2
6/30/2022	17,481	—	—	(16,719)	762	336,938	—	—	(322,137)	14,801
12/31/2021	52,418	—	493	(56,307)	(3,396)	1,041,420	—	9,407	(1,111,383)	(60,556)
Invesco Comstock
Class ADV
6/30/2022	183,937	—	—	(155,309)	28,628	3,984,923	—	—	(3,255,058)	729,865
12/31/2021	145,469	—	19,416	(289,658)	(124,773)	2,836,895	—	403,191	(5,615,125)	(2,375,039)
Class I
6/30/2022	781,811	—	—	(2,100,645)	(1,318,834)	16,676,949	—	—	(45,824,962)	(29,148,013)
12/31/2021	4,561,351	—	136,276	(3,351,084)	1,346,543	90,254,805	—	2,872,788	(63,144,551)	29,983,042
Class S
6/30/2022	435,346	—	—	(189,770)	245,576	9,368,672	—	—	(4,027,425)	5,341,247
12/31/2021	370,756	—	53,139	(496,521)	(72,626)	7,400,012	—	1,119,663	(9,559,560)	(1,039,885)
Invesco Equity and Income
Class ADV
6/30/2022	92,272	—	—	(105,551)	(13,279)	4,609,189	—	—	(5,188,585)	(579,396)
12/31/2021	104,226	—	20,455	(108,131)	16,550	5,203,568	—	1,040,639	(5,364,684)	879,523
Class I
6/30/2022	86,604	—	—	(523,347)	(436,743)	4,416,295	—	—	(26,536,822)	(22,120,527)
12/31/2021	137,798	—	246,394	(1,117,269)	(733,077)	6,968,284	—	12,825,759	(56,526,696)	(36,732,653)
Class S
6/30/2022	19,602	—	—	(648,799)	(629,197)	990,903	—	—	(32,757,757)	(31,766,854)
12/31/2021	91,794	—	200,039	(1,577,207)	(1,285,374)	4,665,687	—	10,309,711	(79,391,738)	(64,416,340)
Class S2
6/30/2022	100,020	—	—	(431,889)	(331,869)	4,874,691	—	—	(21,429,344)	(16,554,653)
12/31/2021	69,727	—	141,604	(917,369)	(706,038)	3,381,490	—	7,171,073	(45,287,140)	(34,734,577)
Invesco Global
Class ADV
6/30/2022	132,250	—	—	(355,962)	(223,712)	2,580,000	—	—	(6,871,606)	(4,291,606)
12/31/2021	356,278	—	269,670	(424,309)	201,639	8,574,570	—	6,650,068	(10,140,640)	5,083,998
Class I
6/30/2022	428,470	—	—	(2,728,392)	(2,299,922)	9,069,709	—	—	(57,076,706)	(48,006,997)
12/31/2021	639,488	—	2,288,016	(6,456,145)	(3,528,641)	16,254,795	—	60,106,187	(164,710,892)	(88,349,910)
Class S
6/30/2022	286,899	—	—	(912,783)	(625,884)	5,707,209	—	—	(18,582,696)	(12,875,487)
12/31/2021	309,536	—	345,738	(1,541,488)	(886,214)	7,551,935	—	8,612,323	(37,125,539)	(20,961,281)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Invesco Global (continued)
Class S2
6/30/2022	12,855	—	—	(24,270)	(11,415)	249,476	—	—	(446,915)	(197,439)
12/31/2021	24,294	—	8,365	(54,759)	(22,100)	564,682	—	200,349	(1,275,427)	(510,396)
JPMorgan Mid Cap Value
Class ADV
6/30/2022	154,161	—	—	(282,164)	(128,003)	2,885,437	—	—	(5,214,743)	(2,329,306)
12/31/2021	465,629	—	203,042	(896,948)	(228,277)	8,560,886	—	3,739,188	(16,193,716)	(3,893,642)
Class I
6/30/2022	331,884	—	—	(910,009)	(578,125)	6,432,518	—	—	(17,603,092)	(11,170,574)
12/31/2021	865,455	—	302,747	(1,992,142)	(823,940)	16,488,418	—	5,837,589	(37,944,867)	(15,618,860)
Class S
6/30/2022	103,133	—	—	(751,696)	(648,563)	1,970,589	—	—	(14,289,711)	(12,319,122)
12/31/2021	310,094	—	415,449	(1,842,421)	(1,116,878)	5,812,653	—	7,866,665	(34,229,733)	(20,550,415)
Class S2
6/30/2022	20,752	—	—	(44,858)	(24,106)	380,117	—	—	(820,284)	(440,167)
12/31/2021	59,064	—	2,885	(44,471)	17,478	1,090,895	—	53,361	(795,684)	348,572
T. Rowe Price Diversified Mid Cap Growth
Class ADV
6/30/2022	194,732	—	—	(435,562)	(240,830)	1,989,386	—	—	(4,546,411)	(2,557,025)
12/31/2021	797,966	—	1,013,280	(595,469)	1,215,777	10,583,797	—	12,473,482	(7,822,090)	15,235,189
Class I
6/30/2022	589,437	—	—	(4,539,850)	(3,950,413)	7,841,402	—	—	(55,557,843)	(47,716,441)
12/31/2021	526,034	—	12,250,463	(8,435,391)	4,341,106	8,136,801	—	179,469,278	(129,593,015)	58,013,064
Class R6
6/30/2022	1,252,097	—	—	(824,505)	427,592	15,447,167	—	—	(10,141,395)	5,305,772
12/31/2021	2,833,110	—	1,463,622	(3,485,925)	810,807	45,529,761	—	21,456,701	(53,314,177)	13,672,285
Class S
6/30/2022	73,667	—	—	(517,541)	(443,874)	844,510	—	—	(6,147,305)	(5,302,795)
12/31/2021	192,838	—	540,994	(854,958)	(121,126)	2,793,284	—	7,427,852	(12,508,362)	(2,287,226)
Class S2
6/30/2022	21,242	—	—	(17,279)	3,963	222,484	—	—	(178,175)	44,309
12/31/2021	19,996	—	97,876	(163,084)	(45,212)	267,568	—	1,217,580	(2,088,060)	(602,912)
T. Rowe Price Growth Equity
Class ADV
6/30/2022	112,774	—	—	(320,915)	(208,141)	8,732,981	—	—	(25,642,415)	(16,909,434)
12/31/2021	149,326	—	347,792	(514,043)	(16,925)	15,332,817	—	34,928,755	(51,591,722)	(1,330,150)
Class I
6/30/2022	1,136,589	—	—	(1,728,989)	(592,400)	104,120,924	—	—	(162,858,714)	(58,737,790)
12/31/2021	1,579,947	—	1,153,850	(2,150,279)	583,518	187,644,821	—	134,596,628	(249,226,605)	73,014,844
Class S
6/30/2022	22,541	—	—	(58,461)	(35,920)	1,980,503	—	—	(5,265,089)	(3,284,586)
12/31/2021	52,349	—	54,728	(188,684)	(81,607)	5,717,825	—	5,950,016	(20,069,600)	(8,401,759)
Class S2
6/30/2022	12,286	—	—	(16,062)	(3,776)	1,093,144	—	—	(1,242,453)	(149,309)
12/31/2021	21,355	—	4,853	(25,672)	536	2,279,800	—	500,457	(2,703,352)	76,905

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the "Agreement") with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less ("Permitted Investments"). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following is a summary of each respective Portfolio's securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2022:

Global Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$211,277	$(211,277)	$—
BNP Paribas	24,697	(24,697)	—
BNP Paribas Prime Brokerage Intl Ltd	722,599	(722,599)	—
BofA Securities Inc	88,515	(88,515)	—
Citigroup Global Markets Inc.	11,527	(11,527)	—
Daiwa Capital Markets America Inc.	21,314	(21,314)	—
Goldman Sachs & Co. LLC	62,442	(62,442)	—
HSBC Securities (USA) Inc.	43,606	(43,606)	—
J.P. Morgan Securities LLC	13,093	(13,093)	—
RBC Capital Markets, LLC	29,033	(29,033)	—
TD Securities (USA) Inc.	32,640	(32,640)	—
Truist Securities INC	175,203	(175,203)	—
Wells Fargo Securities LLC	131,154	(131,154)	—
Total	$1,567,099	$(1,567,099)	$—

(1)  Cash collateral with a fair value of $1,604,414 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

International High Dividend Low Volatility

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$3,003,391	$(3,003,391)	$—
Citigroup Global Markets Limited	5,580,774	(5,580,774)	—
JP Morgan Securities Plc.	2,316,477	(2,316,477)	—
Merrill Lynch International	935,750	(935,750)	—
Scotia Capital (USA) INC	175,824	(175,824)	—
UBS AG	2,361,292	(2,361,292)	—
Total	$14,373,508	$(14,373,508)	$—

(1)  Cash collateral with a fair value of $15,093,112 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

American Century Small-Mid Cap Value

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$38,280	$(38,280)	$—
Citadel Securities LLC	76,605	(76,605)	—
Citigroup Global Markets Inc.	57,073	(57,073)	—
Citigroup Global Markets Limited	734,713	(734,713)	—
Goldman Sachs & Co. LLC	339,031	(339,031)	—
HSBC Bank PLC	3,039	(3,039)	—
J.P. Morgan Securities LLC	1,637,181	(1,637,181)	—
Morgan Stanley & Co. LLC	174,655	(174,655)	—
National Bank of Canada Financial INC	3,981,978	(3,981,978)	—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING (continued)

American Century Small-Mid Cap Value (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
National Financial Services LLC	$652,026	$(652,026)	$—
TD Prime Services LLC	61,400	(61,400)	—
Total	$7,755,982	$(7,755,982)	$—

(1)  Cash collateral with a fair value of $7,972,685 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Equity and Income

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$11,976,541	$(11,976,541)	$—
Citigroup Global Markets Inc.	107,755	(107,755)	—
Goldman Sachs & Co. LLC	1,120,942	(1,120,942)	—
J.P. Morgan Securities LLC	563,623	(563,623)	—
Jefferies LLC	4,230,347	(4,230,347)	—
Mirae Asset Securities (USA) INC	531,709	(531,709)	—
National Financial Services LLC	1,905,623	(1,905,623)	—
Societe Generale	133,843	(133,843)	—
UBS AG	3,347,146	(3,347,146)	—
UBS Securities LLC.	211,709	(211,709)	—
Wells Fargo Bank NA	1,031,773	(1,031,773)	—
Total	$25,161,011	$(25,161,011)	$—

(1)  Cash collateral with a fair value of $25,813,211 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Global

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Arbitrage	$774,559	$(774,559)	$—
Citigroup Global Markets Limited	1,190,441	(1,190,441)	—
Goldman Sachs & Co. LLC	144,397	(144,397)	—
JP Morgan Securities Plc.	852,015	(852,015)	—
Total	$2,961,413	$(2,961,413)	$—

(1)  Cash collateral with a fair value of $3,183,731 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Mid Cap Value

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
National Bank of Canada Financial Inc	$218,640	$(218,640)	$—
Total	$218,640	$(218,640)	$—

(1)  Cash collateral with a fair value of $223,215 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Diversified Mid Cap Growth

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$2,250,283	$(2,250,283)	$—
BNP Paribas Prime Brokerage Intl Ltd	1,786,278	(1,786,278)	—
BNP Paribas Securities Corp.	155,692	(155,692)	—
BofA Securities Inc	8,909,786	(8,909,786)	—
Citadel Securities LLC	1,454,219	(1,454,219)	—
Citigroup Global Markets Inc.	3,423,458	(3,423,458)	—
Cowen Execution Services LLC	1,797,511	(1,797,511)	—
Credit Suisse Securities (USA) LLC	470,462	(470,462)	—
Goldman Sachs & Co. LLC	7,918,959	(7,918,959)	—
HSBC Bank PLC	59,360	(59,360)	—
J.P. Morgan Securities LLC	26,127,670	(26,127,670)	—
Mirae Asset Securities (USA) INC	1,304,930	(1,304,930)	—
Mizuho Securities USA LLC.	310,002	(310,002)	—
Morgan Stanley & Co. LLC	2,886,015	(2,886,015)	—
Nationa Bank of Canada Financial INC	6,351,909	(6,351,909)	—
National Financial Services LLC	5,813,867	(5,813,867)	—
Natixis Securities America LLC	2,763,296	(2,763,296)	—
RBC Capital Markets, LLC	1,340,319	(1,340,319)	—
Scotia Capital (USA) INC	705,528	(705,528)	—
SG Americas Securities, LLC	1,484,192	(1,484,192)	—
State Street Bank and Trust Company	7,423,612	(7,423,612)	—
TD Prime Services LLC	1,290,215	(1,290,215)	—
UBS AG	859,461	(859,461)	—
UBS Securities LLC.	1,430,650	(1,430,650)	—
Wells Fargo Bank NA	3,402,143	(3,402,143)	—
Wells Fargo Securities LLC	2,651,681	(2,651,681)	—
Total	$94,371,497	$(94,371,497)	$—

(1)  Cash collateral with a fair value of $96,484,387 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Growth Equity

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Cowen Execution Services LLC	$108,777	$(108,777)	$—
Goldman Sachs & Co. LLC	13,135,000	(13,135,000)	—
Merrill Lynch International	130,946	(130,946)	—
Morgan Stanley & Co. LLC	18,127,943	(18,127,943)	—
UBS AG	1,461,768	(1,461,768)	—
Total	$32,964,435	$(32,964,435)	$—

(1)  Cash collateral with a fair value of $33,791,998 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, capital loss carryforwards, income from passive foreign investment companies (PFICs), paydowns, straddle loss deferrals and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2020
	Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income	Long-term Capital Gains
Global Bond	$8,265,790	$—	$1,182,569	$5,472,686	$—
International High Dividend Low Volatility	9,451,171	—	—	13,890,705	50,295,767
American Century Small-Mid Cap Value	3,335,551	—	—	6,727,212	—
Baron Growth	—	47,211,796	—	—	—
Columbia Contrarian Core	10,412,507	11,113,782	—	5,740,958	—
Columbia Small Cap Value II	554,727	705,596	—	909,064	5,238,920
Invesco Comstock	4,395,642	—	—	6,123,894	4,671,973
Invesco Equity and Income	30,664,167	683,015	—	23,558,242	47,796,674
Invesco Global	—	75,568,927	—	15,525,835	51,246,967
JPMorgan Mid Cap Value	2,779,046	14,717,757	—	3,665,483	29,653,088
T. Rowe Price Diversified Mid Cap Growth	16,444,346	205,600,547	—	3,687,499	94,214,679
T. Rowe Price Growth Equity	27,343,625	148,632,231	—	—	67,431,150

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2021 were:

	Undistributed Ordinary	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards				Total Distributable Earnings/
	Income	Capital Gains	(Depreciation)	Amount	Character	Expiration	Other	(Loss)
Global Bond	$—	$—	$41,540	$(6,042,192)	Long-term	None	$(10,875)	$(6,011,527)
International High Dividend Low Volatility	15,547,949	—	39,186,443	(531,918)	Short-term	None	(26,417)	54,176,057
American Century Small-Mid Cap Value	27,374,765	40,831,873	60,121,478	—	—	—	(7,022)	128,321,094
Baron Growth	—	54,336,029	538,158,723	—	—	—	(25,539)	592,469,213
Columbia Contrarian Core	13,182,266	15,664,717	51,146,057	—	—	—	(7,338)	79,985,702
Columbia Small Cap Value II	7,461,659	17,028,215	59,450,659	—	—	—	(4,847)	83,935,686
Invesco Comstock	229,538	665,454	68,474,945	—	—	—	(13,053)	69,356,884
Invesco Equity and Income	23,549,692	141,557,974	264,182,080	—	—	—	(45,036)	429,244,710
Invesco Global	—	182,846,424	1,102,744,226	—	—	—	(2,166,164)	1,283,424,486
JPMorgan Mid Cap Value	3,823,832	54,264,781	135,413,687	—	—	—	(11,579)	193,490,721
T. Rowe Price Diversified Mid Cap Growth	22,880,683	244,804,726	438,303,772	—	—	—	(24,703)	705,964,478
T. Rowe Price Growth Equity	23,938,000	238,639,554	953,752,638	—	—	—	(39,587)	1,216,290,605

The Portfolios' major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2022, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LONDON INTERBANK OFFERED RATE ("LIBOR")

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 12 — LONDON INTERBANK OFFERED RATE ("LIBOR") (continued)

addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties' existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio's existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.

NOTE 13 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the "Program"). The Board has approved the designation of the Portfolios' Investment Adviser, Voya Investments, as the program administrator (the "Program Administrator"). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the "Committee") to assess and review, on an ongoing basis, each Portfolio's liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio's investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee's assessment of the investments' liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio's shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

During the period covered by the annual assessment, January 1, 2021 through December 31, 2021, the Program supported the Portfolios' ability to honor redemption requests in a timely manner and the Program Administrator's management of each Portfolio's liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio's prospectus for more information regarding each Portfolio's exposure to liquidity risk and other risks.

NOTE 14 — MARKET DISRUPTION

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Portfolio's investments, including beyond a Portfolio's direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios' service providers.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2022, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Global Bond
Class ADV	$0.0170	$—	$—	August 1, 2022	Daily
Class I	$0.0209	$—	$—	August 1, 2022	Daily
Class S	$0.0191	$—	$—	August 1, 2022	Daily
International High Dividend Low Volatility
Class ADV	$0.3888	$—	$—	August 4, 2022	August 2, 2022
Class I	$0.4410	$—	$—	August 4, 2022	August 2, 2022
Class S	$0.4111	$—	$—	August 4, 2022	August 2, 2022
Class S2	$0.4085	$—	$—	August 4, 2022	August 2, 2022
American Century Small-Mid Cap Value
Class ADV	$0.1352	$0.8712	$1.5877	August 4, 2022	August 2, 2022
Class I	$0.2058	$0.8712	$1.5877	August 4, 2022	August 2, 2022
Class S	$0.1698	$0.8712	$1.5877	August 4, 2022	August 2, 2022
Class S2	$0.1441	$0.8712	$1.5877	August 4, 2022	August 2, 2022
Baron Growth
Class ADV	$—	$—	$2.8152	August 4, 2022	August 2, 2022
Class I	$—	$—	$2.8152	August 4, 2022	August 2, 2022
Class R6	$—	$—	$2.8152	August 4, 2022	August 2, 2022
Class S	$—	$—	$2.8152	August 4, 2022	August 2, 2022
Class S2	$—	$—	$2.8152	August 4, 2022	August 2, 2022
Columbia Contrarian Core
Class ADV	$0.0102	$1.4048	$1.7765	August 4, 2022	August 2, 2022
Class I	$0.1128	$1.4048	$1.7765	August 4, 2022	August 2, 2022
Class S	$0.0589	$1.4048	$1.7765	August 4, 2022	August 2, 2022
Columbia Small Cap Value II
Class ADV	$—	$0.8049	$1.9164	August 4, 2022	August 2, 2022
Class I	$0.0499	$0.8049	$1.9164	August 4, 2022	August 2, 2022
Class R6	$0.0584	$0.8049	$1.9164	August 4, 2022	August 2, 2022
Class S	$0.0038	$0.8049	$1.9164	August 4, 2022	August 2, 2022
Class S2	$—	$0.8049	$1.9164	August 4, 2022	August 2, 2022
Invesco Comstock
Class ADV	$0.0179	$—	$0.0517	August 4, 2022	August 2, 2022
Class I	$0.0179	$—	$0.0517	August 4, 2022	August 2, 2022
Class S	$0.0179	$—	$0.0517	August 4, 2022	August 2, 2022
Invesco Equity and Income
Class ADV	$0.0321	$0.9714	$6.0316	August 4, 2022	August 2, 2022
Class I	$0.0321	$0.9714	$6.0316	August 4, 2022	August 2, 2022
Class S	$0.0321	$0.9714	$6.0316	August 4, 2022	August 2, 2022
Class S2	$0.0321	$0.9714	$6.0316	August 4, 2022	August 2, 2022
Invesco Global
Class ADV	$—	$—	$2.9341	August 4, 2022	August 2, 2022
Class I	$—	$—	$2.9341	August 4, 2022	August 2, 2022
Class S	$—	$—	$2.9341	August 4, 2022	August 2, 2022
Class S2	$—	$—	$2.9341	August 4, 2022	August 2, 2022
JPMorgan Mid Cap Value
Class ADV	$—	$0.1942	$2.7709	August 4, 2022	August 2, 2022
Class I	$—	$0.1942	$2.7709	August 4, 2022	August 2, 2022
Class S	$—	$0.1942	$2.7709	August 4, 2022	August 2, 2022
Class S2	$—	$0.1942	$2.7709	August 4, 2022	August 2, 2022
T. Rowe Price Diversified Mid Cap Growth
Class ADV	$—	$0.2412	$2.5844	August 4, 2022	August 2, 2022
Class I	$—	$0.2412	$2.5844	August 4, 2022	August 2, 2022
Class R6	$—	$0.2412	$2.5844	August 4, 2022	August 2, 2022
Class S	$—	$0.2412	$2.5844	August 4, 2022	August 2, 2022
Class S2	$—	$0.2412	$2.5844	August 4, 2022	August 2, 2022

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 15 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
T. Rowe Price Growth Equity
Class ADV	$—	$1.3165	$13.1241	August 4, 2022	August 2, 2022
Class I	$—	$1.3165	$13.1241	August 4, 2022	August 2, 2022
Class S	$—	$1.3165	$13.1241	August 4, 2022	August 2, 2022
Class S2	$—	$1.3165	$13.1241	August 4, 2022	August 2, 2022

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 22.0%
		Australia: 0.1%
6,000		Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	$4,400	0.0
160,000	(1)	Santos Finance Ltd., 3.649%, 04/29/2031	135,886	0.1
22,000		Westpac Banking Corp., 1.953%, 11/20/2028	19,216	0.0
			159,502	0.1
		Bermuda: 0.1%
133,000	(1)	Triton Container International Ltd., 3.150%, 06/15/2031	107,648	0.1
		Canada: 0.4%
145,000	(2)	Bank of Nova Scotia/The, 4.588%, 05/04/2037	133,481	0.1
14,000		Canadian Imperial Bank of Commerce, 3.600%, 04/07/2032	12,724	0.0
38,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	36,590	0.0
177,000		Fortis, Inc./ Canada, 3.055%, 10/04/2026	166,681	0.2
20,000	(1)	Rogers Communications, Inc., 3.800%, 03/15/2032	18,312	0.0
56,000		Teck Resources Ltd., 5.400%, 02/01/2043	52,181	0.1
29,000		Toronto- Dominion Bank/The, 2.800%, 03/10/2027	27,157	0.0
Principal Amount†					Value	Percentage of Net Assets
	34,000			Toronto- Dominion Bank/The, 4.456%, 06/08/2032	$33,652	0.0
					480,778	0.4
				France: 0.9%
	572,000	(1)		BNP Paribas SA, 3.500%, 03/01/2023	570,724	0.5
	265,000	(1)		BPCE SA, 2.700%, 10/01/2029	230,975	0.2
	287,000	(1)		BPCE SA, 5.150%, 07/21/2024	287,227	0.2
					1,088,926	0.9
				Japan: 0.8%
	200,000	(1	),(3)	Mizuho Bank Ltd., 3.200%, 03/26/2025	195,261	0.2
	200,000			Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	192,775	0.1
	639,000			Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	627,530	0.5
	43,000	(1)		Sumitomo Mitsui Trust Bank Ltd., 2.800%, 03/10/2027	40,358	0.0
					1,055,924	0.8
				Mexico: 0.0%
MXN	1,007,437	(4	),(5)	Banco Invex SA / Hipotecaria Credito y Casa SA de CV, 6.450%, 03/13/2034	—	—
MXN	25,098	(4)		JP Morgan / Hipotecaria su Casita, 6.100%, 09/25/2035	1,213	0.0
					1,213	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			MULTI: 0.0%
	19,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	$13,196	0.0
			Netherlands: 0.2%
	234,000		Shell International Finance BV, 3.875%, 11/13/2028	231,084	0.2
	77,000		Shell International Finance BV, 4.000%, 05/10/2046	68,753	0.0
				299,837	0.2
			Norway: 0.0%
	41,000		Equinor ASA, 3.125%, 04/06/2030	38,053	0.0
			South Africa: 0.1%
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/2023	63,379	0.1
			Switzerland: 0.5%
	400,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	401,000	0.3
	250,000		UBS AG/ Stamford CT, 7.625%, 08/17/2022	250,745	0.2
				651,745	0.5
			United Kingdom: 0.7%
	83,000		BAT International Finance PLC, 4.448%, 03/16/2028	78,656	0.1
	37,000	(1)	CSL Finance PLC, 4.050%, 04/27/2029	36,357	0.0
	63,000	(1)	CSL Finance PLC, 4.250%, 04/27/2032	61,827	0.1
	15,000	(1)	CSL Finance PLC, 4.625%, 04/27/2042	14,445	0.0
Principal Amount†			Value	Percentage of Net Assets
25,000	(1)	CSL Finance PLC, 4.750%, 04/27/2052	$24,196	0.0
11,000	(1)	CSL Finance PLC, 4.950%, 04/27/2062	10,563	0.0
200,000	(1)	LSEGA Financing PLC, 3.200%, 04/06/2041	156,812	0.1
200,000	(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	189,332	0.2
150,000		Royalty Pharma PLC, 1.200%, 09/02/2025	133,884	0.1
143,000		Royalty Pharma PLC, 1.750%, 09/02/2027	122,019	0.1
			828,091	0.7
		United States: 18.2%
165,000		AbbVie, Inc., 3.200%, 11/21/2029	151,922	0.1
154,000		AbbVie, Inc., 3.800%, 03/15/2025	152,960	0.1
133,000		AbbVie, Inc., 4.050%, 11/21/2039	118,824	0.1
287,000		AbbVie, Inc., 4.300%, 05/14/2036	270,040	0.2
90,000		Advance Auto Parts, Inc., 3.900%, 04/15/2030	81,927	0.1
51,000		Advanced Micro Devices, Inc., 3.924%, 06/01/2032	50,246	0.1
29,000		Advanced Micro Devices, Inc., 4.393%, 06/01/2052	28,276	0.0
153,000	(1)	AEP Texas, Inc., 3.850%, 10/01/2025	152,057	0.1
11,000		Albemarle Corp., 5.050%, 06/01/2032	10,756	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
11,000		Albemarle Corp., 5.650%, 06/01/2052	$11,026	0.0
6,000		Alleghany Corp., 3.250%, 08/15/2051	4,372	0.0
37,000		Alleghany Corp., 3.625%, 05/15/2030	34,659	0.0
30,000	(1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	27,193	0.0
134,000		Altria Group, Inc., 4.500%, 05/02/2043	100,918	0.1
88,000		Altria Group, Inc., 4.800%, 02/14/2029	83,724	0.1
40,000		Amazon.com, Inc., 2.100%, 05/12/2031	34,295	0.0
131,000		Amazon.com, Inc., 2.875%, 05/12/2041	105,019	0.1
45,000	(3)	Amazon.com, Inc., 3.600%, 04/13/2032	43,377	0.0
17,000		Amazon.com, Inc., 3.950%, 04/13/2052	15,735	0.0
17,000		Amazon.com, Inc., 4.100%, 04/13/2062	15,415	0.0
37,000		Amcor Flexibles North America, Inc., 4.000%, 05/17/2025	36,632	0.0
203,000		American Airlines 2021-1 Class A Pass Through Trust, 2.875%, 01/11/2036	173,501	0.1
51,000		American Electric Power Co., Inc., 3.250%, 03/01/2050	36,722	0.0
Principal Amount†			Value	Percentage of Net Assets
34,000	(2)	American Electric Power Co., Inc., 3.875%, 02/15/2062	$26,910	0.0
27,000		American Homes 4 Rent L.P., 3.625%, 04/15/2032	23,701	0.0
17,000		American Homes 4 Rent L.P., 4.300%, 04/15/2052	13,730	0.0
45,000		American International Group, Inc., 4.750%, 04/01/2048	42,191	0.0
620,000		American Tower Corp., 2.750%, 01/15/2027	567,532	0.5
29,000	(3)	American Tower Corp., 3.650%, 03/15/2027	27,566	0.0
40,000	(1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	33,924	0.0
33,000		Amgen, Inc., 2.000%, 01/15/2032	26,896	0.0
286,000		Amgen, Inc., 3.200%, 11/02/2027	272,370	0.2
130,000		Anheuser- Busch Cos LLC / Anheuser- Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	122,429	0.1
124,000		Anheuser- Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	126,277	0.1
46,000		Apple, Inc., 2.650%, 02/08/2051	34,009	0.0
34,000		Apple, Inc., 2.850%, 08/05/2061	24,723	0.0
94,000		AT&T, Inc., 3.650%, 09/15/2059	70,610	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
31,000		Avnet, Inc., 5.500%, 06/01/2032	$30,459	0.0
153,000	(2)	Bank of America Corp., 1.734%, 07/22/2027	136,264	0.1
72,000	(2)	Bank of America Corp., 1.898%, 07/23/2031	57,608	0.1
68,000	(2)	Bank of America Corp., 2.087%, 06/14/2029	58,296	0.1
29,000	(2)	Bank of America Corp., 2.299%, 07/21/2032	23,464	0.0
72,000	(2)	Bank of America Corp., 2.572%, 10/20/2032	59,461	0.1
342,000	(2)	Bank of America Corp., 2.687%, 04/22/2032	287,420	0.2
150,000	(2)	Bank of America Corp., 3.458%, 03/15/2025	147,966	0.1
155,000	(2)	Bank of America Corp., 3.846%, 03/08/2037	134,149	0.1
222,000		Bank of America Corp., 4.183%, 11/25/2027	215,956	0.2
197,000	(2)	Bank of America Corp., 4.330%, 03/15/2050	177,417	0.1
14,000	(2)	Bank of America Corp., 4.571%, 04/27/2033	13,641	0.0
Principal Amount†			Value	Percentage of Net Assets
90,000	(2)	Bank of New York Mellon Corp./The, 4.289%, 06/13/2033	$88,147	0.1
100,000		BAT Capital Corp., 2.259%, 03/25/2028	83,870	0.1
22,000		Baxter International, Inc., 1.915%, 02/01/2027	19,720	0.0
52,000		Baxter International, Inc., 2.272%, 12/01/2028	45,583	0.0
34,000	(3)	Baxter International, Inc., 2.539%, 02/01/2032	28,735	0.0
17,000		Baxter International, Inc., 3.132%, 12/01/2051	12,325	0.0
31,000	(1)	Berkshire Hathaway Energy Co., 4.600%, 05/01/2053	29,778	0.0
230,000		Berry Global, Inc., 1.650%, 01/15/2027	201,514	0.2
64,000	(1)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	43,727	0.0
223,000		Boeing Co/The, 3.625%, 02/01/2031	192,711	0.2
66,000		Boeing Co/The, 5.150%, 05/01/2030	63,408	0.1
31,000		BP Capital Markets America, Inc., 3.000%, 02/24/2050	22,571	0.0
86,000		Bristol-Myers Squibb Co., 3.700%, 03/15/2052	74,408	0.1
61,000		Brookfield Finance LLC, 3.450%, 04/15/2050	43,785	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
57,000		Burlington Northern Santa Fe LLC, 4.450%, 01/15/2053	$55,238	0.1
48,000	(2)	Capital One Financial Corp., 1.878%, 11/02/2027	42,139	0.0
38,000	(2)	Capital One Financial Corp., 3.273%, 03/01/2030	33,662	0.0
26,000	(2)	Capital One Financial Corp., 4.927%, 05/10/2028	25,771	0.0
25,000	(2)	Capital One Financial Corp., 5.268%, 05/10/2033	24,579	0.0
20,000	(1)	Cargill, Inc., 2.125%, 04/23/2030	17,151	0.0
47,000	(1)	Cargill, Inc., 2.125%, 11/10/2031	39,234	0.0
16,000	(1)	Cargill, Inc., 4.375%, 04/22/2052	15,422	0.0
133,000		CBRE Services, Inc., 2.500%, 04/01/2031	108,345	0.1
28,000		CenterPoint Energy, Inc., 4.250%, 11/01/2028	27,349	0.0
36,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	29,612	0.0
42,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	29,212	0.0
Principal Amount†			Value	Percentage of Net Assets
27,000		Chubb INA Holdings, Inc., 2.850%, 12/15/2051	$19,792	0.0
11,000		Chubb INA Holdings, Inc., 3.050%, 12/15/2061	7,879	0.0
103,000		Cigna Corp., 3.200%, 03/15/2040	81,481	0.1
22,000		Cigna Corp., 3.400%, 03/15/2050	16,838	0.0
38,000		Cigna Corp., 4.800%, 08/15/2038	37,029	0.0
469,000		Citigroup, Inc., 5.500%, 09/13/2025	482,590	0.4
265,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	249,591	0.2
157,000	(3)	Comcast Corp., 2.350%, 01/15/2027	146,462	0.1
295,000		Comcast Corp., 4.150%, 10/15/2028	294,464	0.2
99,000		Comcast Corp., 4.250%, 01/15/2033	97,393	0.1
72,000		Comcast Corp., 5.650%, 06/15/2035	78,455	0.1
95,000	(1)	Corebridge Financial, Inc., 3.850%, 04/05/2029	87,880	0.1
96,000	(1)	Corebridge Financial, Inc., 3.900%, 04/05/2032	86,219	0.1
9,000	(1)	Corebridge Financial, Inc., 4.350%, 04/05/2042	7,693	0.0
26,000	(1)	Corebridge Financial, Inc., 4.400%, 04/05/2052	21,736	0.0
20,000		Crown Castle International Corp., 2.900%, 03/15/2027	18,461	0.0
50,000		CSX Corp., 4.500%, 08/01/2054	46,426	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
189,000		CVS Health Corp., 4.300%, 03/25/2028	$187,188	0.2
8,000		CVS Health Corp., 5.050%, 03/25/2048	7,669	0.0
313,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	325,457	0.3
99,503		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	97,289	0.1
94,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	91,425	0.1
103,000		Discovery Communications LLC, 5.300%, 05/15/2049	88,401	0.1
23,000		Dollar General Corp., 3.500%, 04/03/2030	21,188	0.0
103,000	(2)	Dominion Energy, Inc., 4.350%, 12/31/2199	85,232	0.1
92,000	(2)	Dominion Energy, Inc., 4.650%, 12/31/2199	82,215	0.1
83,000		DTE Electric Co., 4.300%, 07/01/2044	77,547	0.1
4,000		Duke Energy Carolinas LLC, 3.750%, 06/01/2045	3,358	0.0
4,000		Duke Energy Carolinas LLC, 3.875%, 03/15/2046	3,530	0.0
2,000		Duke Energy Carolinas LLC, 4.250%, 12/15/2041	1,847	0.0
Principal Amount†		Value	Percentage of Net Assets
40,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	$34,248	0.0
4,000	Duke Energy Florida LLC, 4.200%, 07/15/2048	3,655	0.0
131,000	Duke Energy Indiana LLC, 3.250%, 10/01/2049	101,588	0.1
2,000	Duke Energy Progress LLC, 4.100%, 03/15/2043	1,798	0.0
38,000	DXC Technology Co., 1.800%, 09/15/2026	34,177	0.0
38,000	DXC Technology Co., 2.375%, 09/15/2028	32,736	0.0
16,000	Ecolab, Inc., 2.750%, 08/18/2055	11,179	0.0
20,000	Elevance Health, Inc., 4.100%, 05/15/2032	19,483	0.0
11,000	Elevance Health, Inc., 4.550%, 05/15/2052	10,372	0.0
104,000	Energy Transfer L.P., 4.250%, 04/01/2024	104,075	0.1
1,026,000	Energy Transfer L.P., 4.900%, 02/01/2024	1,032,572	0.8
77,000	Energy Transfer L.P., 5.400%, 10/01/2047	67,716	0.1
280,000	Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	281,521	0.2
22,000	Entergy Arkansas LLC, 4.200%, 04/01/2049	20,326	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	United States (continued)
153,000	Entergy Louisiana LLC, 4.200%, 04/01/2050	$138,369	0.1
100,000	Essential Utilities, Inc., 2.704%, 04/15/2030	87,114	0.1
85,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	66,002	0.1
55,000	Evergy Kansas Central, Inc., 4.125%, 03/01/2042	49,063	0.0
48,000	Eversource Energy, 1.400%, 08/15/2026	42,924	0.0
51,000	Eversource Energy, 2.900%, 03/01/2027	47,922	0.0
29,000	Eversource Energy, 3.375%, 03/01/2032	26,110	0.0
49,000	Extra Space Storage L.P., 2.350%, 03/15/2032	38,899	0.0
90,000	Exxon Mobil Corp., 2.610%, 10/15/2030	80,885	0.1
43,000	Exxon Mobil Corp., 2.995%, 08/16/2039	35,187	0.0
44,000	Exxon Mobil Corp., 3.095%, 08/16/2049	34,465	0.0
57,000	Exxon Mobil Corp., 3.452%, 04/15/2051	46,709	0.0
45,000	FedEx Corp., 4.050%, 02/15/2048	37,757	0.0
45,000	FedEx Corp., 5.250%, 05/15/2050	44,878	0.0
222,000	Fiserv, Inc., 3.200%, 07/01/2026	210,628	0.2
Principal Amount†			Value	Percentage of Net Assets
15,000		Florida Power & Light Co., 2.875%, 12/04/2051	$11,187	0.0
119,000		FMC Corp., 3.200%, 10/01/2026	113,425	0.1
19,000		Fortune Brands Home & Security, Inc., 4.000%, 03/25/2032	16,826	0.0
140,000		General Dynamics Corp., 3.500%, 04/01/2027	137,518	0.1
99,000		General Electric Co., 6.750%, 03/15/2032	110,848	0.1
90,000	(3)	General Mills, Inc., 2.875%, 04/15/2030	79,815	0.1
18,000		General Motors Financial Co., Inc., 5.000%, 04/09/2027	17,672	0.0
202,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	202,563	0.2
11,000		Georgia Power Co., 5.125%, 05/15/2052	10,932	0.0
20,000	(1)	HCA, Inc., 3.125%, 03/15/2027	18,188	0.0
46,000		HCA, Inc., 3.500%, 09/01/2030	39,266	0.0
19,000	(1)	HCA, Inc., 3.625%, 03/15/2032	16,050	0.0
248,000		HCA, Inc., 4.125%, 06/15/2029	226,360	0.2
26,000	(1)	HCA, Inc., 4.375%, 03/15/2042	20,971	0.0
115,000		Healthpeak Properties, Inc., 3.000%, 01/15/2030	101,637	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
100,000		Hess Corp., 5.600%, 02/15/2041	$97,617	0.1
13,000		Home Depot, Inc./The, 3.625%, 04/15/2052	11,183	0.0
77,000		HP, Inc., 4.000%, 04/15/2029	72,209	0.1
22,000	(2)	Huntington Bancshares, Inc./OH, 5.023%, 05/17/2033	21,956	0.0
153,000		Intel Corp., 3.250%, 11/15/2049	119,242	0.1
45,000		Intel Corp., 4.750%, 03/25/2050	44,264	0.0
29,000		Intercontinental Exchange, Inc., 2.100%, 06/15/2030	24,352	0.0
87,000		Intercontinental Exchange, Inc., 4.600%, 03/15/2033	86,911	0.1
44,000		Intercontinental Exchange, Inc., 4.950%, 06/15/2052	43,591	0.0
16,000	(1)	International Flavors & Fragrances, Inc., 3.268%, 11/15/2040	12,238	0.0
21,000		Interstate Power and Light Co., 3.100%, 11/30/2051	15,439	0.0
47,000		John Deere Capital Corp., 3.350%, 04/18/2029	45,119	0.0
81,000		Johnson & Johnson, 3.625%, 03/03/2037	76,892	0.1
60,000	(2)	JPMorgan Chase & Co., 1.470%, 09/22/2027	52,666	0.1
200,000	(2)	JPMorgan Chase & Co., 1.578%, 04/22/2027	178,312	0.2
Principal Amount†			Value	Percentage of Net Assets
103,000	(2)	JPMorgan Chase & Co., 2.545%, 11/08/2032	$85,681	0.1
64,000	(2)	JPMorgan Chase & Co., 2.580%, 04/22/2032	53,905	0.1
77,000	(2)	JPMorgan Chase & Co., 2.595%, 02/24/2026	73,275	0.1
73,000	(2)	JPMorgan Chase & Co., 2.947%, 02/24/2028	67,691	0.1
119,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	113,309	0.1
55,000	(2)	JPMorgan Chase & Co., 3.157%, 04/22/2042	42,811	0.0
73,000	(2)	JPMorgan Chase & Co., 3.964%, 11/15/2048	62,019	0.1
136,000	(2)	JPMorgan Chase & Co., 4.565%, 06/14/2030	133,638	0.1
478,000	(2)	JPMorgan Chase & Co., 6.000%, 12/31/2199	449,306	0.4
36,000		Keurig Dr Pepper, Inc., 4.050%, 04/15/2032	33,728	0.0
41,000		Keurig Dr Pepper, Inc., 4.500%, 04/15/2052	36,239	0.0
222,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	222,281	0.2
37,000		KLA Corp., 4.950%, 07/15/2052	37,268	0.0
24,000		KLA Corp., 5.250%, 07/15/2062	24,778	0.0
36,000	(1)	Liberty Mutual Group, Inc., 5.500%, 06/15/2052	34,154	0.0
34,000		Lowe's Cos, Inc., 4.250%, 04/01/2052	29,520	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
20,000		Lowe's Cos, Inc., 4.450%, 04/01/2062	$17,118	0.0
71,000	(1)	Magallanes, Inc., 3.755%, 03/15/2027	66,658	0.1
32,000	(1)	Magallanes, Inc., 4.279%, 03/15/2032	28,630	0.0
18,000	(1)	Magallanes, Inc., 5.050%, 03/15/2042	15,342	0.0
43,000	(1)	Magallanes, Inc., 5.141%, 03/15/2052	36,148	0.0
380,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	374,272	0.3
130,000		Mississippi Power Co., 4.250%, 03/15/2042	113,606	0.1
41,000		Mondelez International, Inc., 2.750%, 04/13/2030	36,048	0.0
322,000	(2)	Morgan Stanley, 1.593%, 05/04/2027	286,385	0.2
133,000	(2)	Morgan Stanley, 2.239%, 07/21/2032	107,886	0.1
66,000	(2)	Morgan Stanley, 2.511%, 10/20/2032	54,611	0.1
117,000	(2)	Morgan Stanley, 2.630%, 02/18/2026	111,771	0.1
191,000		Morgan Stanley, 3.125%, 07/27/2026	182,572	0.2
618,000		Morgan Stanley, 4.100%, 05/22/2023	620,703	0.5
126,000	(2)	Morgan Stanley, 5.297%, 04/20/2037	122,152	0.1
150,000		Mosaic Co/The, 3.250%, 11/15/2022	150,175	0.1
Principal Amount†				Value	Percentage of Net Assets
267,000			National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	$260,199	0.2
150,000	(1	),(3)	Nestle Holdings, Inc., 1.500%, 09/14/2028	131,540	0.1
32,000	(3)		NextEra Energy Capital Holdings, Inc., 5.000%, 07/15/2032	32,814	0.0
109,000			Northern States Power Co/MN, 3.600%, 09/15/2047	91,801	0.1
19,000			Nucor Corp., 3.850%, 04/01/2052	15,482	0.0
22,000			Nucor Corp., 4.300%, 05/23/2027	21,938	0.0
35,000			ONEOK, Inc., 3.100%, 03/15/2030	30,125	0.0
222,000			Oracle Corp., 2.800%, 04/01/2027	202,663	0.2
35,000			Oracle Corp., 3.800%, 11/15/2037	27,282	0.0
38,000			Oracle Corp., 3.950%, 03/25/2051	27,969	0.0
46,000			O'Reilly Automotive, Inc., 3.600%, 09/01/2027	44,464	0.0
91,000			O'Reilly Automotive, Inc., 4.350%, 06/01/2028	90,852	0.1
27,000			O'Reilly Automotive, Inc., 4.700%, 06/15/2032	26,920	0.0
20,000			Pacific Gas and Electric Co., 4.250%, 03/15/2046	14,645	0.0
16,000			Pacific Gas and Electric Co., 4.300%, 03/15/2045	11,659	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
26,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	$19,568	0.0
64,000		Parker- Hannifin Corp., 4.500%, 09/15/2029	63,736	0.1
96,000	(2)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	80,287	0.1
25,000	(3)	PayPal Holdings, Inc., 4.400%, 06/01/2032	24,778	0.0
23,000		PayPal Holdings, Inc., 5.050%, 06/01/2052	22,870	0.0
33,000		PayPal Holdings, Inc., 5.250%, 06/01/2062	32,735	0.0
129,000		PECO Energy Co., 4.150%, 10/01/2044	117,659	0.1
63,000		Phillips 66, 3.850%, 04/09/2025	62,669	0.1
156,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.800%, 09/15/2030	138,056	0.1
154,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	124,120	0.1
72,000		Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	60,154	0.1
17,000		Public Storage, 1.950%, 11/09/2028	14,715	0.0
34,000		Puget Sound Energy, Inc., 3.250%, 09/15/2049	26,088	0.0
Principal Amount†			Value	Percentage of Net Assets
122,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	$116,555	0.1
13,000		Rexford Industrial Realty L.P., 2.150%, 09/01/2031	10,234	0.0
36,000		Reynolds American, Inc., 5.700%, 08/15/2035	34,197	0.0
27,000		Reynolds American, Inc., 5.850%, 08/15/2045	22,702	0.0
209,000		Reynolds American, Inc., 6.150%, 09/15/2043	194,026	0.2
23,000		Ross Stores, Inc., 4.700%, 04/15/2027	23,167	0.0
6,000		S&P Global, Inc., 1.250%, 08/15/2030	4,755	0.0
48,000	(1)	S&P Global, Inc., 2.700%, 03/01/2029	43,713	0.0
48,000	(1)	S&P Global, Inc., 2.900%, 03/01/2032	42,815	0.0
30,000	(1)	S&P Global, Inc., 3.700%, 03/01/2052	25,652	0.0
12,000	(1)	S&P Global, Inc., 3.900%, 03/01/2062	10,208	0.0
103,000		Salesforce, Inc., 2.700%, 07/15/2041	79,799	0.1
52,000	(1)	Sealed Air Corp., 1.573%, 10/15/2026	45,284	0.0
65,000	(2)	Sempra Energy, 4.125%, 04/01/2052	52,258	0.1
353,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	339,293	0.3
27,000		Southern California Edison Co., 3.650%, 02/01/2050	20,691	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
36,000		Southern Co/The, 5.113%, 08/01/2027	$36,333	0.0
12,000		Southwest Gas Corp., 4.050%, 03/15/2032	10,903	0.0
46,000		Sun Communities Operating L.P., 4.200%, 04/15/2032	41,881	0.0
19,000	(1)	Swiss Re Treasury US Corp., 4.250%, 12/06/2042	17,616	0.0
25,000		Take-Two Interactive Software, Inc., 4.000%, 04/14/2032	23,497	0.0
16,000		Targa Resources Corp., 5.200%, 07/01/2027	16,083	0.0
23,000		Targa Resources Corp., 6.250%, 07/01/2052	23,113	0.0
209,000		Time Warner Cable LLC, 5.875%, 11/15/2040	191,887	0.2
96,000		T-Mobile USA, Inc., 3.000%, 02/15/2041	71,744	0.1
222,000		T-Mobile USA, Inc., 3.750%, 04/15/2027	213,949	0.2
40,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	37,368	0.0
40,000		Toyota Motor Credit Corp., 3.050%, 03/22/2027	38,489	0.0
38,000		Toyota Motor Credit Corp., 4.450%, 06/29/2029	38,501	0.0
50,000		Union Pacific Corp., 3.500%, 02/14/2053	40,848	0.0
Principal Amount†		Value	Percentage of Net Assets
256,000	UnitedHealth Group, Inc., 2.300%, 05/15/2031	$221,970	0.2
73,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	56,976	0.1
36,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	29,078	0.0
19,000	UnitedHealth Group, Inc., 3.750%, 10/15/2047	16,459	0.0
26,000	UnitedHealth Group, Inc., 4.200%, 05/15/2032	26,001	0.0
11,000	UnitedHealth Group, Inc., 4.750%, 05/15/2052	11,013	0.0
62,939	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	62,808	0.1
200,000	Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	188,787	0.2
38,000	Verizon Communications, Inc., 2.355%, 03/15/2032	31,540	0.0
66,000	Verizon Communications, Inc., 3.400%, 03/22/2041	53,845	0.1
38,000	Verizon Communications, Inc., 3.550%, 03/22/2051	30,531	0.0
219,000	Verizon Communications, Inc., 4.125%, 03/16/2027	218,640	0.2
203,000	Verizon Communications, Inc., 4.125%, 08/15/2046	180,402	0.2
55,000	Verizon Communications, Inc., 4.400%, 11/01/2034	52,781	0.1
72,000	Viatris, Inc., 2.700%, 06/22/2030	57,849	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
45,000	(1)	Vistra Operations Co. LLC, 5.125%, 05/13/2025	$44,583	0.0
319,000		VMware, Inc., 1.400%, 08/15/2026	282,447	0.2
38,000		VMware, Inc., 1.800%, 08/15/2028	31,596	0.0
240,000	(2)	Wells Fargo & Co., 2.406%, 10/30/2025	228,747	0.2
312,000		Wells Fargo & Co., 3.000%, 10/23/2026	294,599	0.2
40,000	(2)	Wells Fargo & Co., 4.611%, 04/25/2053	37,083	0.0
			23,179,667	18.2
		Total Corporate Bonds/Notes (Cost $31,172,508)	27,967,959	22.0
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.6%
		United States: 14.6%
147,438	(2)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.223%, 05/25/2036	135,594	0.1
59,265		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	32,714	0.0
201,849		Banc of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/2035	184,504	0.2
19,276		CHL Mortgage Pass- Through Trust 2005-17 1A8, 5.500%, 09/25/2035	18,427	0.0
31,421		CHL Mortgage Pass- Through Trust 2005-J4 A7, 5.500%, 11/25/2035	28,005	0.0
Principal Amount†				Value	Percentage of Net Assets
185,915			CHL Mortgage Pass- Through Trust 2007-7 A7, 5.750%, 06/25/2037	$109,534	0.1
33,813	(2)		Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 2.933%, 05/25/2035	32,953	0.0
174,175			CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	156,651	0.1
37,028			Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.124%, (US0001M + 0.500%), 11/25/2035	19,263	0.0
127,967	(1	),(2)	CSMC Trust 2015-3 B1, 3.842%, 03/25/2045	124,222	0.1
287	(1)		Deutsche ALT-A Securities, Inc. ALT2007- RS1 A2, 1.523%, (US0001M + 0.500%), 01/27/2037	349	0.0
322,523			Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 4.624%, (US0001M + 3.000%), 10/25/2029	325,659	0.3
337,194			Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.124%, (US0001M + 2.500%), 05/25/2030	336,694	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
29,599	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 3.924%, (US0001M + 2.300%), 08/25/2031	$29,606	0.0
248,104	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 4.074%, (US0001M + 2.450%), 07/25/2031	246,671	0.2
17,656	(6)	Fannie Mae Interest Strip Series 254 2, 7.500%, 01/25/2024	597	0.0
9,068	(6)	Fannie Mae Interest Strip Series 294 2, 7.000%, 02/25/2028	1,312	0.0
85,668	(6)	Fannie Mae Interest Strip Series 319 2, 6.500%, 02/25/2032	16,298	0.0
29,860	(6)	Fannie Mae Interest Strip Series 328 2, 6.000%, 12/25/2032	5,832	0.0
13,853	(6)	Fannie Mae Interest Strip Series 331 5, 6.000%, 02/25/2033	2,599	0.0
16,179	(6)	Fannie Mae Interest Strip Series 332 2, 6.000%, 03/25/2033	3,036	0.0
13,107	(6)	Fannie Mae Interest Strip Series 334 12, 6.000%, 03/25/2033	2,526	0.0
16,170	(6)	Fannie Mae Interest Strip Series 338 2, 5.500%, 07/25/2033	2,785	0.0
Principal Amount†				Value	Percentage of Net Assets
7,014	(6)		Fannie Mae Interest Strip Series 356 10, 5.500%, 06/25/2035	$1,440	0.0
7,525	(6)		Fannie Mae Interest Strip Series 364 15, 6.000%, 09/25/2035	1,403	0.0
233,613	(6)		Fannie Mae Interest Strip Series 418 5, 3.500%, 08/25/2043	33,070	0.0
342,151	(2	),(6)	Fannie Mae Interest Strip Series 418 80, 3.500%, 08/25/2033	37,960	0.0
3,779			Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/2029	3,939	0.0
6,127			Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/2032	6,475	0.0
30,151	(6)		Fannie Mae REMIC Trust 2002-12 SB, 6.126%, (-1.000* US0001M + 7.750%), 07/25/2031	4,714	0.0
19,105	(6)		Fannie Mae REMIC Trust 2002-2 SW, 6.126%, (-1.000* US0001M + 7.750%), 02/25/2032	3,156	0.0
8,120			Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/2032	8,788	0.0
3,451			Fannie Mae REMIC Trust 2002-29 F, 2.624%, (US0001M + 1.000%), 04/25/2032	3,518	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
9,928	(6)	Fannie Mae REMIC Trust 2002-41 S, 6.326%, (-1.000* US0001M + 7.950%), 07/25/2032	$1,161	0.0
1,062		Fannie Mae REMIC Trust 2002-64 FJ, 2.624%, (US0001M + 1.000%), 04/25/2032	1,081	0.0
2,277		Fannie Mae REMIC Trust 2002-68 FH, 2.095%, (US0001M + 0.500%), 10/18/2032	2,279	0.0
366,275	(6)	Fannie Mae REMIC Trust 2002-77 JS, 6.405%, (-1.000* US0001M + 8.000%), 12/18/2032	58,605	0.1
9,475		Fannie Mae REMIC Trust 2002-84 FB, 2.624%, (US0001M + 1.000%), 12/25/2032	9,646	0.0
9,473		Fannie Mae REMIC Trust 2003-11 FA, 2.624%, (US0001M + 1.000%), 09/25/2032	9,441	0.0
2,001		Fannie Mae REMIC Trust 2003-116 FA, 2.024%, (US0001M + 0.400%), 11/25/2033	1,998	0.0
12,872	(6)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/2033	2,632	0.0
11,775	(6)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/2033	2,346	0.0
Principal Amount†			Value	Percentage of Net Assets
238,781	(6)	Fannie Mae REMIC Trust 2004-56 SE, 5.926%, (-1.000* US0001M + 7.550%), 10/25/2033	$35,355	0.0
15,144		Fannie Mae REMIC Trust 2005-25 PS, 21.016%, (-4.400* US0001M + 28.160%), 04/25/2035	21,174	0.0
5,970	(6)	Fannie Mae REMIC Trust 2005-40 SB, 5.126%, (-1.000* US0001M + 6.750%), 05/25/2035	514	0.0
6,057		Fannie Mae REMIC Trust 2005-71 DB, 4.500%, 08/25/2025	6,064	0.0
76,657		Fannie Mae REMIC Trust 2005-74 DK, 17.506%, (-4.000* US0001M + 24.000%), 07/25/2035	95,560	0.1
197,786		Fannie Mae REMIC Trust 2005-87 SB, 17.880%, (-3.667* US0001M + 23.833%), 10/25/2035	241,112	0.2
102,399		Fannie Mae REMIC Trust 2006-104 ES, 25.332%, (-5.000* US0001M + 33.450%), 11/25/2036	158,382	0.1
7,894		Fannie Mae REMIC Trust 2006-11 PS, 18.614%, (-3.667* US0001M + 24.567%), 03/25/2036	10,741	0.0
See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
17,816		Fannie Mae REMIC Trust 2006-46 SW, 18.246%, (-3.667* US0001M + 24.199%), 06/25/2036	$22,014	0.0
4,120,260	(6)	Fannie Mae REMIC Trust 2006-51 SA, 4.946%, (-1.000* US0001M + 6.570%), 06/25/2036	538,437	0.4
37,123	(6)	Fannie Mae REMIC Trust 2006-90 SX, 5.606%, (-1.000* US0001M + 7.230%), 09/25/2036	4,565	0.0
4,546,481	(6)	Fannie Mae REMIC Trust 2007-116 DI, 4.316%, (-1.000* US0001M + 5.940%), 01/25/2038	574,102	0.5
28,472	(6)	Fannie Mae REMIC Trust 2007-88 XI, 4.916%, (-1.000* US0001M + 6.540%), 06/25/2037	4,311	0.0
455,705	(6)	Fannie Mae REMIC Trust 2007-89 SB, 4.926%, (-1.000* US0001M + 6.550%), 09/25/2037	36,255	0.0
729,563	(6)	Fannie Mae REMIC Trust 2007-94 SG, 4.826%, (-1.000* US0001M + 6.450%), 10/25/2037	101,545	0.1
Principal Amount†			Value	Percentage of Net Assets
248,774		Fannie Mae REMIC Trust 2010-109 SN, 19.692%, (-5.000* US0001M + 25.000%), 10/25/2040	$402,522	0.3
29,333		Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/2040	30,955	0.0
1,598,753	(6)	Fannie Mae REMIC Trust 2011-55 SK, 4.936%, (-1.000* US0001M + 6.560%), 06/25/2041	229,896	0.2
1,169,571	(6)	Fannie Mae REMIC Trust 2011-86 NS, 4.326%, (-1.000* US0001M + 5.950%), 09/25/2041	125,316	0.1
267,070	(6)	Fannie Mae REMIC Trust 2012-10 US, 4.826%, (-1.000* US0001M + 6.450%), 02/25/2042	36,375	0.0
474,588	(6)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/2042	67,432	0.1
1,434,448	(6)	Fannie Mae REMIC Trust 2012-133 PS, 4.576%, (-1.000* US0001M + 6.200%), 03/25/2042	120,206	0.1
1,200,912	(6)	Fannie Mae REMIC Trust 2012-144 SB, 4.476%, (-1.000* US0001M + 6.100%), 01/25/2043	176,633	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
642,177	(6)	Fannie Mae REMIC Trust 2012-27 SB, 4.356%, (-1.000* US0001M + 5.980%), 11/25/2041	$52,840	0.1
728,637	(6)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/2033	72,268	0.1
2,854,693	(6)	Fannie Mae REMICS 2012-138 DI, 3.000%, 12/25/2027	128,491	0.1
10,022,270	(6)	Fannie Mae REMICS 2019-15 SA, 4.376%, (-1.000* US0001M + 6.000%), 04/25/2049	1,364,417	1.1
15,897,186	(6)	Fannie Mae REMICS 2021-4 IN, 2.500%, 02/25/2051	2,253,992	1.8
3,809,091	(6)	Freddie Mac 3502 DL, 4.676%, (-1.000* US0001M + 6.000%), 01/15/2039	465,134	0.4
19,390		Freddie Mac REMIC Trust 1360 PZ, 7.500%, 09/15/2022	19,426	0.0
3,947		Freddie Mac REMIC Trust 1674 Z, 6.750%, 02/15/2024	4,014	0.0
12,322		Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/2026	12,876	0.0
3,687	(6)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/2028	511	0.0
Principal Amount†			Value	Percentage of Net Assets
20,875	(6)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/2028	$2,871	0.0
10,121		Freddie Mac REMIC Trust 2122 F, 1.774%, (US0001M + 0.450%), 02/15/2029	10,118	0.0
25,795	(6)	Freddie Mac REMIC Trust 2134 SB, 6.376%, (-1.000* US0001M + 7.700%), 03/15/2029	1,847	0.0
30,331	(6)	Freddie Mac REMIC Trust 2136 SG, 6.326%, (-1.000* US0001M + 7.650%), 03/15/2029	3,116	0.0
38,429	(6)	Freddie Mac REMIC Trust 2177 SB, 7.626%, (-1.000* US0001M + 8.950%), 08/15/2029	4,405	0.0
5,594		Freddie Mac REMIC Trust 2344 FP, 2.274%, (US0001M + 0.950%), 08/15/2031	5,691	0.0
2,434		Freddie Mac REMIC Trust 2412 GF, 2.274%, (US0001M + 0.950%), 02/15/2032	2,478	0.0
21,217		Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/2032	23,115	0.0
3,107		Freddie Mac REMIC Trust 2464 FI, 2.324%, (US0001M + 1.000%), 02/15/2032	3,163	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
3,187		Freddie Mac REMIC Trust 2470 LF, 2.324%, (US0001M + 1.000%), 02/15/2032	$3,244	0.0
4,509		Freddie Mac REMIC Trust 2471 FD, 2.324%, (US0001M + 1.000%), 03/15/2032	4,589	0.0
3,665		Freddie Mac REMIC Trust 2504 FP, 1.824%, (US0001M + 0.500%), 03/15/2032	3,668	0.0
12,170		Freddie Mac REMIC Trust 2551 LF, 1.824%, (US0001M + 0.500%), 01/15/2033	12,192	0.0
6,550		Freddie Mac REMIC Trust 2676 KY, 5.000%, 09/15/2023	6,585	0.0
158,748		Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/2034	166,863	0.1
135,736		Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/2034	141,619	0.1
29,424		Freddie Mac REMIC Trust 3001 HT, 8.000%, (-6.667* US0001M + 44.667%), 05/15/2035	31,449	0.0
24,815	(6)	Freddie Mac REMIC Trust 3004 SB, 4.826%, (-1.000* US0001M + 6.150%), 07/15/2035	1,916	0.0
Principal Amount†			Value	Percentage of Net Assets
6,344		Freddie Mac REMIC Trust 3025 SJ, 19.895%, (-3.667* US0001M + 24.750%), 08/15/2035	$8,793	0.0
491,938	(6)	Freddie Mac REMIC Trust 3223 S, 4.626%, (-1.000* US0001M + 5.950%), 10/15/2036	46,163	0.0
1,159,407	(6)	Freddie Mac REMIC Trust 3505 SA, 4.676%, (-1.000* US0001M + 6.000%), 01/15/2039	154,812	0.1
1,123,080	(6)	Freddie Mac REMIC Trust 3702 S, 3.126%, (-1.000* US0001M + 4.450%), 05/15/2036	56,997	0.1
529,754	(6)	Freddie Mac REMIC Trust 3925 SD, 4.726%, (-1.000* US0001M + 6.050%), 07/15/2040	24,620	0.0
570,556	(6)	Freddie Mac REMIC Trust 4136 SW, 4.926%, (-1.000* US0001M + 6.250%), 11/15/2032	50,424	0.0
340,898	(6)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/2043	50,578	0.1
4,346,521	(6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	648,979	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
7,041,936	(6)	Freddie Mac REMICS 3582 SL, 4.826%, (-1.000* US0001M + 6.150%), 10/15/2039	$917,632	0.7
6,251,190	(6)	Freddie Mac REMICS 4976 MI, 4.500%, 05/25/2050	1,319,513	1.0
476,759	(6)	Freddie Mac Series 4120 IK, 3.000%, 10/15/2032	45,366	0.0
212,768	(1)	Freddie Mac STACR 2019-HQA3 M2, 3.474%, (US0001M + 1.850%), 09/25/2049	209,502	0.2
383,480	(1)	Freddie Mac Stacr Remic Trust 2020- HQA2 M2, 4.724%, (US0001M + 3.100%), 03/25/2050	380,801	0.3
500,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA1 M1B, 2.776%, (SOFR30A + 1.850%), 01/25/2042	449,900	0.4
100,000	(1)	Freddie Mac STACR REMIC Trust 2022-HQA1 M2, 6.176%, (SOFR30A + 5.250%), 03/25/2042	93,562	0.1
184,349	(1)	Freddie Mac STACR Trust 2019-DNA3 M2, 3.674%, (US0001M + 2.050%), 07/25/2049	183,470	0.2
Principal Amount†				Value	Percentage of Net Assets
5,565			Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 5.524%, (US0001M + 3.900%), 12/25/2027	$5,558	0.0
185,477			Ginnie Mae Series 2007-8 SP, 16.876%, (-3.242* US0001M + 22.048%), 03/20/2037	244,460	0.2
828,275	(6)		Ginnie Mae Series 2010-68 MS, 4.255%, (-1.000* US0001M + 5.850%), 06/20/2040	95,363	0.1
613,881	(6)		Ginnie Mae Series 2012-97 SC, 5.191%, (-1.000* US0001M + 6.700%), 07/16/2041	62,849	0.1
7,789,514	(6)		Ginnie Mae Series 2014-133 BS, 4.005%, (-1.000* US0001M + 5.600%), 09/20/2044	821,554	0.7
99,987			GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 2.044%, (US0001M + 0.210%), 04/25/2036	85,745	0.1
15,120	(1	),(2)	GS Mortgage- Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	14,899	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
12,083	(1	),(2)	GS Mortgage- Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	$11,820	0.0
475,682	(1	),(2)	GS Mortgage- Backed Securities Corp. Trust 2020-PJ3 B1A, 3.426%, 10/25/2050	419,368	0.3
192,900	(1	),(2)	GS Mortgage- Backed Securities Trust 2022-PJ1 A4, 2.500%, 05/28/2052	161,832	0.1
8,784	(2)		GSR Mortgage Loan Trust 2005-AR6 1A4, 2.933%, 09/25/2035	8,637	0.0
368,436			IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.044%, (US0001M + 0.420%), 04/25/2046	327,041	0.3
486,329	(2)		JP Morgan Mortgage Trust 2005-A4 B1, 3.253%, 07/25/2035	455,467	0.4
30,345	(2)		JP Morgan Mortgage Trust 2007-A1 7A1, 2.808%, 07/25/2035	29,321	0.0
259,366	(1	),(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.765%, 08/25/2047	243,751	0.2
199,705	(1	),(2)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	189,142	0.2
Principal Amount†				Value	Percentage of Net Assets
44,496	(1	),(2)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	$41,927	0.0
5,809	(1	),(2)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	5,771	0.0
12,160	(1	),(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 03/25/2050	12,023	0.0
138,105			Lehman XS Trust Series 2005-5N 1A2, 1.984%, (US0001M + 0.360%), 11/25/2035	131,852	0.1
32,723	(2)		MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 2.648%, 04/25/2036	30,732	0.0
167,657	(1	),(2)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	141,277	0.1
1,430,531	(2	),(6)	RALI Series Trust 2006-QO1 X2, 1.375%, 02/25/2046	82,739	0.1
7,746	(1	),(2)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	7,553	0.0
3,470,637	(2	),(6)	WaMu Mortgage Pass- Through Certificates Series 2005-AR11 X, 1.017%, 08/25/2045	15,624	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
23,298	(2)		WaMu Mortgage Pass- Through Certificates Series 2006-AR12 1A1, 3.011%, 10/25/2036	$22,366	0.0
78,380	(2)		WaMu Mortgage Pass- Through Certificates Series 2006-AR8 1A4, 2.853%, 08/25/2046	73,369	0.1
172,146	(2)		WaMu Mortgage Pass- Through Certificates Series 2007-HY2 1A1, 3.196%, 12/25/2036	161,736	0.1
53,197	(2)		WaMu Mortgage Pass- Through Certificates Series 2007-HY4 1A1, 2.743%, 04/25/2037	49,362	0.0
44,653			Wells Fargo Alternative Loan 2007-PA2 2A1, 2.054%, (US0001M + 0.430%), 06/25/2037	36,053	0.0
101,292	(1	),(2)	WinWater Mortgage Loan Trust 2015-5 B4, 3.754%, 08/20/2045	93,239	0.1
			Total Collateralized Mortgage Obligations (Cost $20,597,835)	18,575,389	14.6
Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 20.1%
		Federal Home Loan Mortgage Corporation: 0.5%(7)
341,680		3.500%, 01/01/2048	$334,785	0.3
73,695		4.000%, 09/01/2045	74,332	0.1
50,605		4.000%, 09/01/2045	51,043	0.0
39,357		4.000%, 09/01/2045	39,697	0.0
36,331		4.000%, 09/01/2045	36,645	0.0
53,162		4.000%, 05/01/2046	53,610	0.1
3,034		5.000%, 12/01/2034	3,108	0.0
10,602		6.000%, 02/01/2034	11,368	0.0
51		6.500%, 09/01/2022	52	0.0
1,357		6.500%, 08/01/2032	1,458	0.0
5,366		6.500%, 07/01/2034	5,640	0.0
2,102		6.500%, 07/01/2034	2,208	0.0
			613,946	0.5
		Federal National Mortgage Association: 2.5%(7)
3,615,000	(8)	2.000%, 07/15/2052	3,138,272	2.5
43,470		2.310%, (US0012M + 1.777%), 10/01/2036	44,802	0.0
			3,183,074	2.5
		Government National Mortgage Association: 3.5%
2,015,591		2.500%, 05/20/2051	1,853,053	1.4
2,805,000	(8)	3.000%, 07/15/2052	2,645,247	2.1
17,257		5.000%, 04/15/2034	18,178	0.0
7,941		6.500%, 02/20/2035	8,576	0.0
			4,525,054	3.5
		Uniform Mortgage-Backed Securities: 13.6%
24,812		2.500%, 06/01/2030	24,345	0.0
32,672		2.500%, 06/01/2030	32,057	0.0
14,739		2.500%, 07/01/2030	14,462	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Uniform Mortgage-Backed Securities (continued)
	2,475,000	(8)	2.500%, 07/15/2052	$2,226,533	1.8
	1,900,000	(8)	3.500%, 07/15/2052	1,827,711	1.5
	33,570		4.000%, 05/01/2045	33,827	0.0
	651,627		4.000%, 04/01/2049	652,014	0.5
	6,200,000	(8)	4.000%, 07/15/2052	6,115,598	4.8
	6,100,000	(8)	4.500%, 07/15/2052	6,125,020	4.8
	32,913		5.000%, 06/01/2041	34,478	0.0
	4,132		5.500%, 09/01/2024	4,293	0.0
	34,794		6.000%, 11/01/2034	37,463	0.1
	59,399		6.000%, 04/01/2035	63,988	0.1
	24,046		6.500%, 12/01/2029	25,251	0.0
	10,870		6.500%, 01/01/2034	11,516	0.0
	80		7.000%, 04/01/2033	82	0.0
	9,835		7.500%, 09/01/2032	10,687	0.0
	19,945		7.500%, 01/01/2033	21,530	0.0
				17,260,855	13.6
			Total U.S. Government Agency Obligations (Cost $25,615,433)	25,582,929	20.1
SOVEREIGN BONDS: 12.4%
			Australia: 0.2%
AUD	558,000	(1)	Queensland Treasury Corp., 1.750%, 07/20/2034	291,545	0.2
			Canada: 0.3%
CAD	575,000		Canadian Government Bond, 2.000%, 12/01/2051	347,899	0.3
Principal Amount†			Value	Percentage of Net Assets
		China: 7.8%
CNY	13,660,000	China Government Bond, 2.850%, 06/04/2027	$2,058,798	1.6
CNY	6,880,000	China Government Bond, 3.250%, 06/06/2026	1,053,848	0.8
CNY	29,640,000	China Government Bond, 3.250%, 11/22/2028	4,549,217	3.6
CNY	12,880,000	China Government Bond, 3.290%, 05/23/2029	1,985,701	1.6
CNY	1,780,000	China Government Bond, 4.080%, 10/22/2048	299,326	0.2
			9,946,890	7.8
		Germany: 0.3%
EUR	30,000	Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	30,431	0.0
EUR	120,000	Bundesrepublik Deutschland Bundesanleihe, 0.930%, 08/15/2026	121,059	0.1
EUR	200,000	Bundesrepublik Deutschland Bundesanleihe, 1.250%, 08/15/2048	193,677	0.2
EUR	10,000	Bundesrepublik Deutschland Bundesanleihe, 2.000%, 08/15/2023	10,670	0.0
			355,837	0.3
		Indonesia: 0.3%
IDR	6,452,000,000	Indonesia Treasury Bond, 8.375%, 04/15/2039	459,728	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†					Value	Percentage of Net Assets
				Italy: 0.4%
EUR	438,000	(1)		Italy Buoni Poliennali Del Tesoro, 3.850%, 09/01/2049	$477,961	0.4
				Malaysia: 1.3%
MYR	7,864,000			Malaysia Government Bond, 3.828%, 07/05/2034	1,654,109	1.3
				Spain: 1.4%
EUR	870,000	(1)		Spain Government Bond, 1.450%, 04/30/2029	880,736	0.7
EUR	908,000	(1)		Spain Government Bond, 2.700%, 10/31/2048	898,546	0.7
					1,779,282	1.4
				Thailand: 0.4%
THB	17,994,000			Thailand Government Bond, 2.875%, 12/17/2028	515,077	0.4
				Total Sovereign Bonds (Cost $16,562,674)	15,828,328	12.4
COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.3%
				United States: 9.3%
	5,840,021	(2	),(6)	BANK 2017-BNK5 XA, 1.113%, 06/15/2060	209,249	0.2
	900,000	(1	),(2)	BANK 2017-BNK6 E, 2.771%, 07/15/2060	576,769	0.5
	1,948,000	(1	),(2),(6)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	121,285	0.1
	964,570	(2	),(6)	BANK 2019-BNK16 XA, 1.103%, 02/15/2052	46,358	0.0
Principal Amount†				Value	Percentage of Net Assets
9,024,997	(2	),(6)	BANK 2019-BNK21 XA, 0.987%, 10/17/2052	$428,670	0.3
8,020,000	(1	),(2),(6)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	141,181	0.1
210,000	(1)		Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	162,672	0.1
1,183,853	(2	),(6)	Benchmark 2019-B9 XA Mortgage Trust, 1.202%, 03/15/2052	62,719	0.0
2,981,736	(2	),(6)	Benchmark 2020-B18 XA Mortgage Trust, 1.916%, 07/15/2053	266,985	0.2
1,554,841	(2	),(6)	CD 2016-CD1 Mortgage Trust XA, 1.504%, 08/10/2049	65,207	0.1
7,900,000	(2	),(6)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.984%, 08/10/2049	237,757	0.2
3,010,771	(2	),(6)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.225%, 10/12/2050	126,486	0.1
8,578,017	(1	),(2),(6)	COMM 2012-LTRT XA, 0.951%, 10/05/2030	190	0.0
110,000	(1	),(2)	COMM 2013-CR10 E Mortgage Trust, 5.063%, 08/10/2046	103,210	0.1
10,261,873	(2	),(6)	COMM 2014-CR16 XA, 1.107%, 04/10/2047	132,634	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
3,893,532	(2	),(6)	COMM 2016-CR28 XA, 0.776%, 02/10/2049	$70,860	0.1
500,000			CSAIL Commercial Mortgage Trust 2021-C20 A3, 2.805%, 03/15/2054	442,276	0.3
290,000	(1	),(2)	DBJPM 16-C3 Mortgage Trust, 3.624%, 08/10/2049	225,721	0.2
171,228	(1	),(4)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650%), 07/10/2044	171,039	0.1
7,000,000	(2	),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.849%, 12/25/2041	139,221	0.1
4,080,864	(2	),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.973%, 11/25/2030	238,521	0.2
2,096,359	(2	),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.443%, 07/25/2035	258,513	0.2
2,109,000	(6)		Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.364%, 12/25/2029	164,496	0.1
Principal Amount†				Value	Percentage of Net Assets
543,000	(1	),(9)	FREMF 2016-K60 D Mortgage Trust, 0.000%, 12/25/2049	$387,313	0.3
152,000	(1)		GAM RE- REMIC TR 2021-FFR2 BK44, 1.750%, 09/27/2051	135,190	0.1
171,000	(1)		GAM RE- REMIC TR 2021-FFR2 BK78, 2.430%, 09/27/2051	136,942	0.1
130,000	(1	),(9)	GAM RE- REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	109,945	0.1
159,000	(1	),(9)	GAM RE- REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	131,292	0.1
129,000	(1)		GAM RE- REMIC TR 2021-FFR2 CK49, 1.050%, 09/27/2051	109,782	0.1
109,000	(1	),(9)	GAM RE- REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	69,015	0.1
130,000	(1	),(9)	GAM RE- REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	107,265	0.1
129,000	(1	),(9)	GAM RE- REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	101,978	0.1
238,000	(1	),(6)	GAM Resecuritization Trust 2022- FRR3 BK47, 2.038%, 01/29/2052	196,276	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
163,000	(1	),(10)	GAM Resecuritization Trust 2022- FRR3 BK61, 0.820%, 01/29/2052	$127,970	0.1
176,000	(1	),(10)	GAM Resecuritization Trust 2022- FRR3 BK89, 1.280%, 01/27/2052	120,647	0.1
92,000	(1	),(10)	GAM Resecuritization Trust 2022- FRR3 C728, 0.460%, 08/27/2050	80,800	0.1
95,000	(1	),(10)	GAM Resecuritization Trust 2022- FRR3 CK47, 0.640%, 05/27/2048	80,422	0.1
113,000	(1	),(10)	GAM Resecuritization Trust 2022- FRR3 CK61, 1.080%, 11/27/2049	83,970	0.1
80,000	(1	),(6)	GAM Resecuritization Trust 2022- FRR3 CK71, 1.411%, 01/29/2052	60,199	0.0
92,000	(1	),(10)	GAM Resecuritization Trust 2022- FRR3 CK89, 1.500%, 01/27/2052	59,060	0.0
92,000	(1	),(10)	GAM Resecuritization Trust 2022- FRR3 D728, 0.520%, 01/29/2052	78,789	0.1
125,000	(1	),(10)	GAM Resecuritization Trust 2022- FRR3 DK27, 0.140%, 12/27/2045	120,825	0.1
75,000	(1	),(10)	GAM Resecuritization Trust 2022- FRR3 DK41, 0.560%, 10/27/2047	65,105	0.0
Principal Amount†				Value	Percentage of Net Assets
95,000	(1	),(10)	GAM Resecuritization Trust 2022- FRR3 DK47, 0.720%, 05/27/2048	$78,737	0.1
31,000	(1	),(10)	GAM Resecuritization Trust 2022- FRR3 EK27, 0.180%, 12/27/2045	29,683	0.0
49,000	(1	),(10)	GAM Resecuritization Trust 2022- FRR3 EK41, 0.610%, 01/29/2052	40,938	0.0
3,651,448	(2	),(6)	GS Mortgage Securities Trust 2013- GC16 XA, 1.179%, 11/10/2046	35,496	0.0
2,262,839	(2	),(6)	GS Mortgage Securities Trust 2017- GS6 XA, 1.164%, 05/10/2050	92,589	0.1
410,000	(1	),(2)	GS Mortgage Securities Trust 2019- GC40 DBD, 3.668%, 07/10/2052	377,322	0.3
310,000	(1	),(2)	GS Mortgage Securities Trust 2019- GC40 DBE, 3.668%, 07/10/2052	280,654	0.2
5,119,880	(2	),(6)	GS Mortgage Securities Trust 2019- GC42 XA, 0.932%, 09/01/2052	220,875	0.2
860,822	(2	),(6)	GS Mortgage Securities Trust 2020- GC47 XA, 1.245%, 05/12/2053	60,364	0.0
782,713	(2	),(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 0.552%, 06/15/2045	1	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
2,281,667	(1	),(2),(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.943%, 03/10/2050	$50,997	0.0
1,090,000	(1	),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.737%, 11/15/2045	1,058,117	0.8
18,750,000	(1	),(2),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.575%, 12/15/2047	195,313	0.2
1,706,487	(2	),(6)	Morgan Stanley Capital I Trust 2021-L5 XA, 1.422%, 05/15/2054	135,274	0.1
600,000			RFM 2022-WF1, 3.750%, 05/27/2027	600,000	0.5
700,000	(1)		SFO Commercial Mortgage Trust 2021-555 C, 3.124%, (US0001M + 1.800%), 05/15/2038	660,338	0.5
6,619,465	(2	),(6)	UBS Commercial Mortgage Trust 2018-C9 XA, 1.030%, 03/15/2051	269,815	0.2
365,062	(1	),(2),(6)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.491%, 08/15/2045	12	0.0
550,000	(1	),(2)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.371%, 03/15/2045	486,228	0.4
Principal Amount†				Value	Percentage of Net Assets
330,000	(1	),(2)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.090%, 06/15/2046	$289,476	0.2
7,705,459	(2	),(6)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.142%, 03/15/2047	83,466	0.1
			Total Commercial Mortgage- Backed Securities (Cost $12,415,157)	11,800,499	9.3
U.S. TREASURY OBLIGATIONS: 1.0%
			U.S. Treasury Bonds: 0.1%
174,000	(3)		2.250%, 02/15/2052	143,251	0.1
34,800			3.250%, 05/15/2042	33,974	0.0
				177,225	0.1
			U.S. Treasury Notes: 0.9%
190,000			2.625%, 05/31/2027	186,430	0.2
932,500	(3)		2.875%, 05/15/2032	922,155	0.7
				1,108,585	0.9
			Total U.S. Treasury Obligations (Cost $1,279,749)	1,285,810	1.0
ASSET-BACKED SECURITIES: 7.7%
			United States: 7.7%
700,000	(1)		AGL CLO 11 Ltd. 2021-11A AJ, 2.394%, (US0003M + 1.350%), 04/15/2034	663,225	0.5
600,000	(1)		Allegro CLO IV Ltd. 2016-1A CR2, 3.044%, (US0003M + 2.000%), 01/15/2030	573,154	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
500,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.988%, (US0003M + 1.950%), 04/14/2029	$482,248	0.4
350,000	(1)	Ares XXVIIIR CLO Ltd. 2018-28RA A2, 2.444%, (US0003M + 1.400%), 10/17/2030	338,519	0.3
500,000	(1)	Barings Clo Ltd. 2019-4A C, 3.844%, (US0003M + 2.800%), 01/15/2033	489,006	0.4
412,500	(1)	BlueMountain CLO 2013-2A CR, 3.086%, (US0003M + 1.950%), 10/22/2030	390,307	0.3
250,000	(1)	BlueMountain CLO Ltd. 2021-28A C, 3.044%, (US0003M + 2.000%), 04/15/2034	230,292	0.2
250,000	(1)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 2.444%, (US0003M + 1.400%), 04/19/2034	237,954	0.2
500,000	(1)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A A1R2, 2.203%, (US0003M + 1.140%), 04/20/2034	482,512	0.4
250,000	(1)	Carlyle US Clo 2017-2A CR Ltd., 2.463%, (US0003M + 1.400%), 07/20/2031	239,586	0.2
Principal Amount†			Value	Percentage of Net Assets
250,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 2.494%, (US0003M + 1.450%), 10/17/2034	$237,334	0.2
400,000	(1)	CIFC Funding 2013-IA BR Ltd., 3.444%, (US0003M + 2.400%), 07/16/2030	386,687	0.3
500,000	(1)	CIFC Funding 2020-2A AR Ltd., 2.233%, (US0003M + 1.170%), 10/20/2034	485,683	0.4
223,536	(2)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.714%, 03/25/2036	118,028	0.1
500,000	(1)	Galaxy XV CLO Ltd. 2013-15A CRR, 2.894%, (US0003M + 1.850%), 10/15/2030	471,073	0.4
400,000	(1)	Galaxy XXI CLO Ltd. 2015-21A CR, 2.813%, (US0003M + 1.750%), 04/20/2031	371,648	0.3
250,000	(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 2.863%, (US0003M + 1.800%), 04/20/2030	234,593	0.2
400,000	(1)	Madison Park Funding XXXI Ltd. 2018-31A C, 3.334%, (US0003M + 2.150%), 01/23/2031	380,018	0.3
250,000	(1)	Marble Point CLO XIV Ltd. 2018-2A A1R, 2.343%, (US0003M + 1.280%), 01/20/2032	244,239	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
200,000	(1	),(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	$193,169	0.1
250,000	(1)		Oak Hill Credit Partners 2021-8A C, 2.944%, (US0003M + 1.900%), 01/18/2034	234,262	0.2
500,000	(1)		OCP CLO 2014-5 A BR Ltd., 3.014%, (US0003M + 1.800%), 04/26/2031	464,652	0.3
550,000	(1)		Octagon Investment Partners 31 Ltd. 2017-1A CR, 3.113%, (US0003M + 2.050%), 07/20/2030	520,626	0.4
350,000	(1)		Octagon Investment Partners 32 Ltd. 2017-1A A2R, 2.244%, (US0003M + 1.200%), 07/15/2029	337,720	0.2
440,000	(1)		Shackleton 2019-15A CR CLO Ltd., 3.194%, (US0003M + 2.150%), 01/15/2032	415,387	0.3
400,000	(1)		Sound Point Clo XV Ltd. 2017-1A CR, 3.234%, (US0003M + 2.050%), 01/23/2029	385,415	0.3
250,000	(1)		THL Credit Wind River 2013-2A CR CLO Ltd., 3.044%, (US0003M + 2.000%), 10/18/2030	236,304	0.2
			Total Asset- Backed Securities (Cost $10,310,537)	9,843,641	7.7
Shares				Value	Percentage of Net Assets
COMMON STOCK: 0.1%
			United States: 0.1%
2,149	(3	),(4),(11)	American Media, Inc.	$—	—
18	(11)		Ingevity Corp.	1,136	0.0
4,988	(3	),(11)	Resolute Forest Products, Inc.	63,647	0.1
120			WestRock Co.	4,781	0.0
			Total Common Stock (Cost $131,025)	69,564	0.1
MUTUAL FUNDS: 19.6%
			United States: 19.6%
804,123			Voya Emerging Markets Corporate Debt Fund - Class P	6,497,316	5.1
1,221,139			Voya Emerging Markets Hard Currency Debt Fund - Class P	8,877,682	7.0
1,432,430			Voya High Yield Bond Fund - Class P	9,525,659	7.5
			Total Mutual Funds (Cost $30,580,251)	24,900,657	19.6
PURCHASED OPTIONS(12): 0.0%
			Total Purchased Options (Cost $80,730)	37,986	0.0
			Total Long-Term Investments (Cost $148,745,899)	135,892,762	106.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
		Repurchase Agreements: 1.3%
1,000,000	(13)	National Bank Financial, Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $1,000,044, collateralized by various U.S. Government Securities, 0.000%- 2.750%, Market Value plus accrued interest $1,020,001, due 07/01/22- 09/09/49)	$1,000,000	0.8
604,414	(13)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $604,440, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%- 6.875%, Market Value plus accrued interest $616,502, due 08/16/22- 05/20/52)	604,414	0.5
		Total Repurchase Agreements (Cost $1,604,414)	1,604,414	1.3
Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.0%
3,875,000	(14)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380% (Cost $3,875,000)	$3,875,000	3.0
		Total Short-Term Investments (Cost $5,479,414)	5,479,414	4.3
		Total Investments in Securities (Cost $154,225,313)	$141,372,176	111.1
		Liabilities in Excess of Other Assets	(14,158,175)	(11.1)
		Net Assets	$127,214,001	100.0

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)  Variable rate security. Rate shown is the rate in effect as of June 30, 2022.

(3)  Security, or a portion of the security, is on loan.

(4)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)  Defaulted security.

(6)  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(7)  The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(8)  Represents or includes a TBA transaction.

(9)  Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(10)  Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2022.

(11)  Non-income producing security.

(12)  The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

(13)  All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(14)  Rate shown is the 7-day yield as of June 30, 2022.

Currency Abbreviations:

AUD  Australian Dollar

CAD  Canadian Dollar

CNY  Chinese Yuan

EUR  EU Euro

IDR  Indonesian Rupiah

MXN  Mexican Peso

MYR  Malaysian Ringgit

THB  Thai Baht

ZAR  South African Rand

Reference Rate Abbreviations:

SOFR30A  30-day Secured Overnight Financing Rate

US0001M  1-month LIBOR

US0003M  3-month LIBOR

US0012M  12-month LIBOR

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	19.6%
Collateralized Mortgage Obligations	14.6
Uniform Mortgage-Backed Securities	13.6
Sovereign Bonds	12.4
Commercial Mortgage-Backed Securities	9.3
Financial	8.0
Other Asset-Backed Securities	7.7
U.S. Government Agency Obligations	6.5
Consumer, Non-cyclical	3.9
Energy	2.3
Utilities	2.3
Communications	1.7
Technology	1.4
Industrial	1.1
Consumer, Cyclical	1.0
U.S. Treasury Obligations	1.0
Basic Materials	0.3
Materials	0.1
Communication Services	0.0
Purchased Options	0.0
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(11.1)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
United States	$69,564	$—	$—	$69,564
Total Common Stock	69,564	—	—	69,564
Mutual Funds	24,900,657	—	—	24,900,657
Purchased Options	—	37,986	—	37,986
Corporate Bonds/Notes	—	27,966,746	1,213	27,967,959
Collateralized Mortgage Obligations	—	18,575,389	—	18,575,389
Asset-Backed Securities	—	9,843,641	—	9,843,641
U.S. Government Agency Obligations	—	25,582,929	—	25,582,929
Commercial Mortgage-Backed Securities	—	11,629,460	171,039	11,800,499
U.S. Treasury Obligations	—	1,285,810	—	1,285,810
Sovereign Bonds	—	15,828,328	—	15,828,328
Short-Term Investments	3,875,000	1,604,414	—	5,479,414
Total Investments, at fair value	$28,845,221	$112,354,703	$172,252	$141,372,176
Other Financial Instruments+
Centrally Cleared Swaps	—	2,443,218	—	2,443,218
Forward Foreign Currency Contracts	—	1,715,792	—	1,715,792
Futures	207,175	—	—	207,175
Total Assets	$29,052,396	$116,513,713	$172,252	$145,738,361

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(1,327,650)	$—	$(1,327,650)
Forward Foreign Currency Contracts	—	(2,622,684)	—	(2,622,684)
Forward Premium Swaptions	—	(69,092)	—	(69,092)
Futures	(711,358)	—	—	(711,358)
OTC Swaps	—	(24,447)	—	(24,447)
Volatility Swaps	—	(12,477)	—	(12,477)
Written Options	—	(173,006)	—	(173,006)
Total Liabilities	$(711,358)	$(4,229,356)	$—	$(4,940,714)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/21	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/22	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund — Class P	$7,767,851	$155,876	$—	$(1,426,411)	$6,497,316	$155,876	$—	$—
Voya Emerging Markets Hard Currency Debt Fund — Class P	13,553,973	288,782	(2,607,820)	(2,357,253)	8,877,682	288,782	(607,809)	—
Voya Emerging Markets Local Currency Debt Fund — Class P	7,099,609	13,827	(8,962,332)	1,848,896	—	39,008	(2,672,639)	—
Voya High Yield Bond Fund — Class P	11,181,648	292,788	—	(1,948,777)	9,525,659	292,789	—	—
	$39,603,081	$751,273	$(11,570,152)	$(3,883,545)	$24,900,657	$776,455	$(3,280,448)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2022, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	754,962	CHF	749,987	Bank of America N.A.	07/08/22	$(30,853)
NZD	422,974	USD	273,300	Bank of America N.A.	07/08/22	(9,141)
USD	358,626	JPY	46,610,767	Bank of America N.A.	07/08/22	15,006
USD	1,234,135	NZD	1,915,199	Bank of America N.A.	07/08/22	38,034
USD	358,626	JPY	46,720,690	Bank of America N.A.	07/08/22	14,196
USD	576,411	SEK	5,701,684	Bank of America N.A.	07/08/22	18,970
SEK	12,851,075	USD	1,326,083	Bank of America N.A.	07/08/22	(69,663)
USD	1,222,203	SEK	12,043,586	Bank of America N.A.	07/08/22	44,728
SEK	6,118,878	USD	607,263	Bank of America N.A.	07/08/22	(9,035)
CAD	3,016,323	USD	2,386,558	Bank of America N.A.	07/08/22	(43,250)
USD	258,472	JPY	34,940,598	Bank of America N.A.	07/08/22	886
USD	645,271	NZD	1,024,219	Bank of America N.A.	07/08/22	5,615
NOK	12,095,980	USD	1,281,761	Bank of America N.A.	07/08/22	(53,611)
USD	745,387	GBP	590,235	Bank of America N.A.	07/08/22	26,842
CHF	928,308	USD	940,450	Bank of America N.A.	07/08/22	32,206
USD	118,968	JPY	15,364,885	Bank of America N.A.	07/08/22	5,696
USD	243,947	NZD	382,406	Bank of America N.A.	07/08/22	5,122
EUR	867,604	USD	916,907	Bank of America N.A.	07/08/22	(7,451)
USD	1,695,489	JPY	228,521,350	Bank of America N.A.	07/08/22	10,806
USD	568,827	SEK	5,657,605	Bank of America N.A.	07/08/22	15,695

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	996,875	CHF	954,079	Bank of America N.A.	07/08/22	$(2,782)
GBP	613,696	USD	771,705	Bank of America N.A.	07/08/22	(24,599)
NZD	1,963,538	USD	1,271,940	Bank of America N.A.	07/08/22	(45,651)
USD	921,952	CAD	1,192,287	Bank of America N.A.	07/08/22	(4,306)
USD	336,471	JPY	43,211,025	Bank of America N.A.	07/08/22	17,915
CHF	591,052	USD	615,955	Bank of America N.A.	07/08/22	3,332
USD	259,451	JPY	33,186,544	Bank of America N.A.	07/08/22	14,796
USD	665,069	JPY	87,599,883	Bank of America N.A.	07/08/22	19,273
NOK	4,874,737	USD	505,008	Bank of America N.A.	07/08/22	(10,057)
JPY	165,516,239	USD	1,275,508	Bank of America N.A.	07/08/22	(55,305)
USD	119,972	HUF	43,692,117	Barclays Bank PLC	07/29/22	4,965
USD	49,592	TRY	893,433	Barclays Bank PLC	07/29/22	(3,123)
MYR	1,933,000	USD	439,009	Barclays Bank PLC	08/05/22	(219)
PHP	966,184	USD	17,582	Barclays Bank PLC	08/05/22	(52)
USD	672,159	THB	23,053,643	Barclays Bank PLC	08/05/22	19,155
USD	1,754,984	MYR	7,721,050	Barclays Bank PLC	08/05/22	2,308
THB	16,476,000	USD	469,428	Barclays Bank PLC	08/05/22	(2,739)
USD	827,722	JPY	107,355,233	BNP Paribas	07/08/22	36,288
USD	292,119	JPY	39,482,802	BNP Paribas	07/08/22	1,048
USD	959,787	EUR	906,223	BNP Paribas	07/08/22	9,848
JPY	113,279,569	USD	836,799	BNP Paribas	07/08/22	(1,691)
CHF	867,371	USD	907,774	BNP Paribas	07/08/22	1,032
CAD	2,503,372	USD	1,952,573	BNP Paribas	07/08/22	(7,764)
JPY	43,443,149	USD	344,087	BNP Paribas	07/08/22	(23,819)
USD	629,677	JPY	85,685,100	BNP Paribas	07/08/22	(2,002)
GBP	1,122,159	USD	1,367,690	BNP Paribas	07/08/22	(1,588)
EUR	868,762	USD	914,539	BNP Paribas	07/08/22	(3,869)
USD	839,338	EUR	803,574	BNP Paribas	07/08/22	(3,000)
JPY	78,633,696	USD	574,996	BNP Paribas	07/08/22	4,699
JPY	60,594,960	USD	445,162	BNP Paribas	07/08/22	1,550
USD	1,317,582	NZD	2,037,644	BNP Paribas	07/08/22	45,010
JPY	43,338,366	USD	318,977	BNP Paribas	07/08/22	518
JPY	37,153,673	USD	281,522	BNP Paribas	07/08/22	(7,621)
JPY	86,463,825	USD	678,204	BNP Paribas	07/08/22	(40,784)
USD	612,032	AUD	861,317	BNP Paribas	07/08/22	17,489
USD	1,105,947	SEK	11,167,778	BNP Paribas	07/08/22	14,099
USD	1,148,068	CHF	1,108,908	BNP Paribas	07/08/22	(13,814)
CHF	533,476	USD	550,204	BNP Paribas	07/08/22	8,758
USD	728,560	AUD	1,050,310	BNP Paribas	07/08/22	3,561
AUD	1,031,822	USD	728,582	BNP Paribas	07/08/22	(16,345)
GBP	505,644	USD	616,515	BNP Paribas	07/08/22	(950)
USD	136,921	EUR	129,359	BNP Paribas	07/08/22	1,323
EUR	816,718	USD	863,889	BNP Paribas	07/08/22	(7,773)
EUR	1,356,510	USD	1,430,340	BNP Paribas	07/08/22	(8,394)
JPY	94,853,297	USD	698,535	BNP Paribas	07/08/22	733
GBP	733,603	USD	922,960	BNP Paribas	07/08/22	(29,881)
USD	811,367	EUR	775,418	BNP Paribas	07/08/22	(1,456)
USD	864,462	EUR	824,103	BNP Paribas	07/08/22	605
JPY	40,247,884	USD	300,763	BNP Paribas	07/08/22	(4,051)
USD	737,174	GBP	597,425	BNP Paribas	07/08/22	9,876
EUR	882,327	USD	929,644	BNP Paribas	07/08/22	(4,754)
USD	910,637	GBP	739,567	BNP Paribas	07/08/22	10,298
JPY	91,403,825	USD	691,148	BNP Paribas	07/08/22	(17,310)
USD	588,630	AUD	833,505	BNP Paribas	07/08/22	13,285
USD	665,069	JPY	88,122,083	BNP Paribas	07/08/22	15,424
CHF	1,888,976	USD	1,975,295	BNP Paribas	07/08/22	3,921
USD	900,337	EUR	848,050	BNP Paribas	07/08/22	11,378
USD	2,060,054	EUR	1,920,959	BNP Paribas	07/08/22	46,431
USD	568,861	AUD	811,348	BNP Paribas	07/08/22	8,811
USD	539,492	EUR	501,685	BNP Paribas	07/08/22	13,606
USD	979,909	CHF	941,897	BNP Paribas	07/08/22	(6,984)
GBP	644,622	USD	808,361	BNP Paribas	07/08/22	(23,607)
EUR	819,310	USD	877,529	BNP Paribas	07/08/22	(18,696)
JPY	12,607,982	USD	95,770	BNP Paribas	07/08/22	(2,823)
JPY	93,965,650	USD	709,886	BNP Paribas	07/08/22	(17,161)
EUR	786,508	USD	842,390	BNP Paribas	07/08/22	(17,941)
AUD	828,843	USD	577,261	BNP Paribas	07/08/22	(5,134)
EUR	1,733,887	USD	1,862,785	BNP Paribas	07/08/22	(45,256)
USD	1,206,816	EUR	1,130,941	BNP Paribas	07/08/22	21,320
USD	723,164	AUD	1,007,006	BNP Paribas	07/08/22	28,056
See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	961,866	USD	678,957	BNP Paribas	07/08/22	$(15,009)
JPY	87,018,076	USD	679,914	BNP Paribas	07/08/22	(38,408)
HUF	72,802,000	USD	190,215	BNP Paribas	07/29/22	1,416
USD	136,508	CNY	907,334	BNP Paribas	08/05/22	1,004
HKD	379,429	USD	48,437	BNP Paribas	08/05/22	(30)
CLP	171,602,000	USD	185,818	BNP Paribas	08/05/22	(203)
CNY	3,813,000	USD	569,595	BNP Paribas	08/05/22	(149)
KRW	1,982,649,000	USD	1,578,640	BNP Paribas	08/05/22	(39,616)
SGD	537,066	USD	390,169	BNP Paribas	08/05/22	(3,580)
DKK	2,074,954	USD	291,769	Brown Brothers Harriman & Co.	07/08/22	660
CAD	5,750	USD	4,560	Brown Brothers Harriman & Co.	07/08/22	(93)
EUR	102,003	USD	109,131	Brown Brothers Harriman & Co.	07/08/22	(2,207)
CZK	5,286,798	USD	225,000	Brown Brothers Harriman & Co.	07/29/22	(1,904)
USD	636,481	JPY	86,789,235	Citibank N.A.	07/08/22	(3,338)
USD	404,647	AUD	570,232	Citibank N.A.	07/08/22	11,032
JPY	40,970,892	USD	321,716	Citibank N.A.	07/08/22	(19,674)
USD	864,904	CHF	828,322	Citibank N.A.	07/08/22	(2,988)
USD	595,921	JPY	75,923,308	Citibank N.A.	07/08/22	36,207
USD	670,912	ZAR	10,344,239	Citibank N.A.	07/29/22	36,767
ILS	792,296	USD	238,615	Citibank N.A.	07/29/22	(11,463)
CHF	1,619,212	USD	1,690,535	Goldman Sachs & Co.	07/08/22	6,029
SEK	2,187,641	USD	213,850	Goldman Sachs & Co.	07/08/22	31
SEK	5,692,148	USD	564,815	Goldman Sachs & Co.	07/08/22	(8,306)
USD	514,905	NOK	5,098,028	Goldman Sachs & Co.	07/08/22	(2,716)
USD	976,059	CAD	1,229,181	Goldman Sachs & Co.	07/08/22	21,139
USD	252,528	SEK	2,565,329	Goldman Sachs & Co.	07/08/22	1,721
USD	903,162	CHF	864,371	Goldman Sachs & Co.	07/08/22	(2,502)
CHF	703,239	USD	730,107	Goldman Sachs & Co.	07/08/22	6,727
USD	647,690	NOK	6,280,492	Goldman Sachs & Co.	07/08/22	10,009
AUD	805,472	USD	558,286	Goldman Sachs & Co.	07/08/22	(2,292)
NOK	5,572,963	USD	569,315	Goldman Sachs & Co.	07/08/22	(3,471)
NOK	4,925,510	USD	499,747	Goldman Sachs & Co.	07/08/22	358
USD	1,025,656	NOK	9,932,964	Goldman Sachs & Co.	07/08/22	17,125
CAD	1,181,346	USD	939,978	Goldman Sachs & Co.	07/08/22	(22,219)
USD	534,732	SEK	5,368,981	Goldman Sachs & Co.	07/08/22	9,819
SEK	12,701,388	USD	1,294,220	Goldman Sachs & Co.	07/08/22	(52,434)
USD	171,450	NOK	1,624,990	Goldman Sachs & Co.	07/08/22	6,459
SEK	11,416,740	USD	1,152,822	Goldman Sachs & Co.	07/08/22	(36,633)
USD	693,045	SEK	6,801,456	Goldman Sachs & Co.	07/08/22	28,082
NOK	11,471,250	USD	1,222,766	Goldman Sachs & Co.	07/08/22	(58,046)
USD	647,192	JPY	86,857,643	Goldman Sachs & Co.	07/08/22	6,868
USD	715,425	NZD	1,109,250	Goldman Sachs & Co.	07/08/22	22,665
USD	316,968	JPY	43,085,063	Goldman Sachs & Co.	07/08/22	(659)
SEK	3,970,479	USD	405,019	Goldman Sachs & Co.	07/08/22	(16,834)
USD	109,720	RON	509,854	Goldman Sachs & Co.	07/29/22	2,100
RON	870,000	USD	185,006	Goldman Sachs & Co.	07/29/22	(1,366)
PLN	834,300	USD	186,934	Goldman Sachs & Co.	07/29/22	(1,454)
PLN	941,462	USD	211,000	Goldman Sachs & Co.	07/29/22	(1,696)
ZAR	9,088,000	USD	570,301	Goldman Sachs & Co.	07/29/22	(13,168)
PEN	198,985	USD	52,294	Goldman Sachs & Co.	08/05/22	(506)
PEN	702,977	USD	187,537	Goldman Sachs & Co.	08/05/22	(4,581)
NOK	5,118,031	USD	514,892	Goldman Sachs International	07/08/22	4,760
SEK	5,796,227	USD	569,906	Goldman Sachs International	07/08/22	(3,222)
IDR	4,425,100,340	USD	298,000	HSBC Bank USA N.A.	08/05/22	(2,279)
USD	785,571	IDR	11,336,669,763	HSBC Bank USA N.A.	08/05/22	27,964
USD	40,043	JPY	5,410,591	JPMorgan Chase Bank N.A.	07/08/22	156
USD	591,125	EUR	558,587	JPMorgan Chase Bank N.A.	07/08/22	5,593
USD	6,132	JPY	821,756	JPMorgan Chase Bank N.A.	07/08/22	74
USD	229,158	EUR	217,076	JPMorgan Chase Bank N.A.	07/08/22	1,611
TRY	824,000	USD	48,820	JPMorgan Chase Bank N.A.	07/29/22	(202)
IDR	7,502,819,331	USD	505,308	JPMorgan Chase Bank N.A.	08/05/22	(3,910)
MXN	11,561,945	USD	573,702	JPMorgan Chase Bank N.A.	08/05/22	(2,199)
USD	988,003	CAD	1,262,401	Morgan Stanley Capital Services LLC	07/08/22	7,275
JPY	110,686,926	USD	828,777	Morgan Stanley Capital Services LLC	07/08/22	(12,782)
NZD	889,156	USD	559,420	Morgan Stanley Capital Services LLC	07/08/22	(4,114)
CAD	2,290,481	USD	1,772,686	Morgan Stanley Capital Services LLC	07/08/22	6,732
USD	669,223	GBP	545,213	Morgan Stanley Capital Services LLC	07/08/22	5,488
USD	793,388	EUR	749,929	Morgan Stanley Capital Services LLC	07/08/22	7,283
USD	1,135,846	NZD	1,794,505	Morgan Stanley Capital Services LLC	07/08/22	15,123
NZD	949,196	USD	596,892	Morgan Stanley Capital Services LLC	07/08/22	(4,090)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	763,398	GBP	621,797	Morgan Stanley Capital Services LLC	07/08/22	$6,431
AUD	883,711	USD	612,101	Morgan Stanley Capital Services LLC	07/08/22	(2,100)
USD	1,255,099	JPY	170,875,438	Morgan Stanley Capital Services LLC	07/08/22	(4,611)
USD	1,260,693	GBP	1,020,328	Morgan Stanley Capital Services LLC	07/08/22	18,559
EUR	1,031,179	USD	1,107,344	Morgan Stanley Capital Services LLC	07/08/22	(26,422)
USD	1,289,273	NZD	1,967,586	Morgan Stanley Capital Services LLC	07/08/22	60,454
USD	1,307,838	SEK	12,773,242	Morgan Stanley Capital Services LLC	07/08/22	59,027
USD	1,121,696	AUD	1,544,667	Morgan Stanley Capital Services LLC	07/08/22	55,457
AUD	1,590,047	USD	1,142,871	Morgan Stanley Capital Services LLC	07/08/22	(45,307)
USD	1,936,502	CAD	2,481,941	Morgan Stanley Capital Services LLC	07/08/22	8,343
AUD	1,443,617	USD	1,024,338	Morgan Stanley Capital Services LLC	07/08/22	(27,851)
USD	1,253,629	NOK	11,857,009	Morgan Stanley Capital Services LLC	07/08/22	49,742
USD	844,547	CAD	1,068,337	Morgan Stanley Capital Services LLC	07/08/22	14,582
USD	944,567	NOK	9,022,705	Morgan Stanley Capital Services LLC	07/08/22	28,458
USD	852,309	GBP	681,820	Morgan Stanley Capital Services LLC	07/08/22	22,270
CAD	1,279,271	USD	1,000,717	Morgan Stanley Capital Services LLC	07/08/22	(6,883)
GBP	705,046	USD	888,851	Morgan Stanley Capital Services LLC	07/08/22	(30,537)
USD	750,468	JPY	97,539,711	Morgan Stanley Capital Services LLC	07/08/22	31,396
JPY	108,254,169	USD	842,523	Morgan Stanley Capital Services LLC	07/08/22	(44,462)
USD	876,530	CAD	1,129,211	Morgan Stanley Capital Services LLC	07/08/22	(727)
NZD	1,056,887	USD	672,202	Morgan Stanley Capital Services LLC	07/08/22	(12,144)
USD	38,847	JPY	4,936,330	Morgan Stanley Capital Services LLC	07/08/22	2,456
USD	748,535	JPY	95,577,113	Morgan Stanley Capital Services LLC	07/08/22	43,931
USD	913,004	EUR	872,939	Morgan Stanley Capital Services LLC	07/08/22	(2,045)
CAD	1,109,103	USD	863,485	Morgan Stanley Capital Services LLC	07/08/22	(1,851)
USD	924,046	CAD	1,190,350	Morgan Stanley Capital Services LLC	07/08/22	(708)
USD	355,770	GBP	285,149	Morgan Stanley Capital Services LLC	07/08/22	8,634
GBP	5,410,905	USD	6,720,066	Morgan Stanley Capital Services LLC	07/08/22	(132,899)
CHF	808,494	USD	820,144	Morgan Stanley Capital Services LLC	07/08/22	26,973
USD	949,895	CAD	1,219,612	Morgan Stanley Capital Services LLC	07/08/22	2,407
CAD	1,222,750	USD	955,262	Morgan Stanley Capital Services LLC	07/08/22	(5,337)
NZD	1,157,514	USD	741,101	Morgan Stanley Capital Services LLC	07/08/22	(18,198)
USD	803,898	CHF	779,040	Morgan Stanley Capital Services LLC	07/08/22	(12,358)
EUR	157,033	USD	168,802	Morgan Stanley Capital Services LLC	07/08/22	(4,194)
USD	641,134	JPY	81,730,660	Morgan Stanley Capital Services LLC	07/08/22	38,608
CHF	543,427	USD	569,421	Morgan Stanley Capital Services LLC	07/08/22	(34)
USD	876,730	GBP	700,128	Morgan Stanley Capital Services LLC	07/08/22	24,403
USD	1,239,921	SEK	12,137,750	Morgan Stanley Capital Services LLC	07/08/22	53,240
USD	435,190	JPY	57,188,052	Morgan Stanley Capital Services LLC	07/08/22	13,594
USD	718,575	NZD	1,108,117	Morgan Stanley Capital Services LLC	07/08/22	26,522
SEK	11,958,888	USD	1,223,846	Morgan Stanley Capital Services LLC	07/08/22	(54,652)
USD	1,763,068	EUR	1,640,291	Morgan Stanley Capital Services LLC	07/08/22	43,651
USD	1,213,662	CAD	1,549,202	Morgan Stanley Capital Services LLC	07/08/22	10,125
NZD	925,039	USD	582,536	Morgan Stanley Capital Services LLC	07/08/22	(4,821)
USD	79,133	CZK	1,836,117	Morgan Stanley Capital Services LLC	07/29/22	1,651
USD	218,761	PLN	941,843	Morgan Stanley Capital Services LLC	07/29/22	9,372
COP	1,154,330,000	USD	277,952	Morgan Stanley Capital Services LLC	08/05/22	(1,578)
USD	183,522	COP	703,004,542	Morgan Stanley Capital Services LLC	08/05/22	15,206
USD	262,026	MXN	5,176,878	Morgan Stanley Capital Services LLC	08/05/22	6,135
USD	242,047	NZD	383,604	Standard Chartered Bank	07/08/22	2,475
JPY	2,098,339,114	USD	16,279,870	Standard Chartered Bank	07/08/22	(810,702)
JPY	178,257,329	USD	1,327,787	Standard Chartered Bank	07/08/22	(13,655)
SEK	1,869,142	USD	191,687	Standard Chartered Bank	07/08/22	(8,946)
USD	44,778	NZD	72,008	Standard Chartered Bank	07/08/22	(193)
USD	312,924	CAD	398,171	Standard Chartered Bank	07/08/22	3,594
SEK	10,622,902	USD	1,057,825	Standard Chartered Bank	07/08/22	(19,248)
USD	385,644	EUR	358,514	Standard Chartered Bank	07/08/22	9,835
EUR	25,332,982	USD	26,509,121	Standard Chartered Bank	07/08/22	45,899
CAD	4,463,974	USD	3,474,905	Standard Chartered Bank	07/08/22	(6,952)
AUD	1,305,395	USD	910,847	Standard Chartered Bank	07/08/22	(9,771)
JPY	44,208,827	USD	331,158	Standard Chartered Bank	07/08/22	(5,246)
USD	198,130	CHF	197,909	State Street Bank and Trust Co.	07/08/22	(9,234)
USD	283,171	JPY	36,754,136	State Street Bank and Trust Co.	07/08/22	12,216
USD	962,702	CHF	932,971	State Street Bank and Trust Co.	07/08/22	(14,839)
NZD	2,213,614	USD	1,442,304	State Street Bank and Trust Co.	07/08/22	(59,834)
USD	1,095,487	CAD	1,411,294	State Street Bank and Trust Co.	07/08/22	(913)
NZD	911,502	USD	582,994	State Street Bank and Trust Co.	07/08/22	(13,733)
JPY	96,558,906	USD	760,043	State Street Bank and Trust Co.	07/08/22	(48,201)
NOK	6,436,549	USD	659,192	State Street Bank and Trust Co.	07/08/22	(5,665)
AUD	831,633	USD	584,615	State Street Bank and Trust Co.	07/08/22	(10,562)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	272,592	USD	340,894	State Street Bank and Trust Co.	07/08/22	$(9,043)
USD	389,848	JPY	53,162,399	State Street Bank and Trust Co.	07/08/22	(2,071)
GBP	1,025,773	USD	1,254,853	State Street Bank and Trust Co.	07/08/22	(6,090)
USD	331,103	JPY	43,915,194	State Street Bank and Trust Co.	07/08/22	7,356
NZD	826,132	USD	537,364	State Street Bank and Trust Co.	07/08/22	(21,419)
						$(906,892)

At June 30, 2022, the following futures contracts were outstanding for Voya Global Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
30-year German Government Bond	2	09/08/22	$342,807	$(14,163)
Australia 10-Year Bond	4	09/15/22	328,269	6,941
Australia 3-Year Bond	16	09/16/22	1,186,784	11,439
Canada 10-Year Bond	20	09/20/22	1,926,507	(68,380)
Euro-Bobl 5-Year	45	09/08/22	5,856,546	(12,398)
Euro-Bund	4	09/08/22	623,659	(7,388)
Euro-OAT	45	09/08/22	6,532,790	(109,098)
Euro-Schatz	76	09/08/22	8,692,803	9,549
Japan 10-Year Bond (TSE)	1	09/12/22	1,095,298	581
Japanese Government Bonds 10-Year Mini	21	09/09/22	2,300,744	(6,860)
Long Gilt	23	09/26/12	3,191,201	(112,221)
Long-Term Euro-BTP	13	09/08/22	1,677,314	(1,096)
U.S. Treasury Long Bond	6	09/21/22	831,750	23,613
			$34,586,472	$(279,481)
Short Contracts:
U.S. Treasury 10-Year Note	(60)	09/21/22	(7,111,875)	100,670
U.S. Treasury 2-Year Note	(3)	09/30/22	(630,047)	(5,982)
U.S. Treasury 5-Year Note	(136)	09/30/22	(15,266,000)	(342,777)
U.S. Treasury Ultra 10-Year Note	(25)	09/21/22	(3,184,375)	54,382
U.S. Treasury Ultra Long Bond	(4)	09/21/22	(617,375)	(30,995)
			$(26,809,672)	$(224,702)

At June 30, 2022, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month EUR-EURIBOR	Quarterly	0.264%	Annual	12/14/51	EUR	500,000	$(207,205)	$(207,205)
Pay	3-month EUR-EURIBOR	Quarterly	0.292	Annual	12/20/51	EUR	700,000	(285,853)	(285,853)
Pay	1-day Sterling Overnight Index Average (SONIA)	At Maturity	1.713	At Maturity	04/21/23	GBP	3,000,000	(12,946)	(12,946)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	1.649	Annual	04/14/52	GBP	1,000,000	(133,263)	(133,263)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.150	Annual	06/20/24	JPY	2,000,000,000	21,606	21,606
Pay	1-day Overnight Tokyo Average Rate	Annual	0.410	Annual	06/20/29	JPY	50,000,000	2,151	2,151
Pay	1-day Overnight Tokyo Average Rate	Annual	0.574	Annual	06/10/37	JPY	90,000,000	(11,825)	(11,825)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.826	Annual	05/20/47	JPY	250,000,000	(56,438)	(56,438)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.978	Annual	06/28/52	JPY	82,000,000	(8,459)	(8,459)
Pay	3-month NZD-BBR-FRA	Quarterly	1.318	Semi-Annual	12/31/22	NZD	28,413,000	(181,294)	(181,294)
Pay	1-month USD-LIBOR	Monthly	2.726	Monthly	12/27/28	USD	1,250,000	(10,881)	(10,881)
Pay	1-month USD-LIBOR	Monthly	2.466	Monthly	01/07/29	USD	584,000	(14,181)	(14,181)
Pay	3-month USD-LIBOR	Quarterly	1.997	Semi-Annual	06/25/29	USD	3,950,000	(256,173)	(256,173)
Pay	1-day Secured Overnight Financing Rate	Annual	2.836	Annual	07/14/32	USD	776,900	4,310	4,310
Pay	1-day Secured Overnight Financing Rate	Annual	2.897	Annual	07/14/32	USD	818,000	8,917	8,917

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	2.941%	Annual	07/14/32	USD	776,900	$11,467	$11,467
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	690,000	(30,868)	(30,868)
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD	800,000	(49,098)	(49,098)
Receive	1-day Overnight Tokyo Average Rate	Annual	0.025	Annual	06/10/24	JPY	260,000,000	1,863	1,863
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD	23,590,000	28,445	28,444
Receive	1-month USD-LIBOR	Monthly	2.816	Monthly	06/19/23	USD	1,716,000	5,215	5,215
Receive	1-day Secured Overnight Financing Rate	Annual	1.567	Annual	02/17/24	USD	8,000,000	151,709	151,709
Receive	1-day Secured Overnight Financing Rate	Annual	2.140	Annual	03/24/24	USD	5,000,000	51,362	51,362
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	1,210,000	15,036	15,036
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD	4,110,000	28,323	28,323
Receive	1-month USD-LIBOR	Monthly	0.801	Monthly	05/19/26	USD	16,000,000	1,233,505	1,233,495
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,590,000	99,254	99,254
Receive	1-day Secured Overnight Financing Rate	Annual	2.962	Annual	06/14/27	USD	3,000,000	(31,528)	(31,528)
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD	1,690,000	17,413	17,413
Receive	1-month USD-LIBOR	Monthly	1.115	Monthly	03/01/28	USD	2,000,000	184,635	184,471
Receive	1-month USD-LIBOR	Monthly	2.884	Monthly	06/19/28	USD	910,000	(408)	(408)
Receive	1-month USD-LIBOR	Monthly	3.099	Monthly	10/18/28	USD	780,000	(10,114)	(10,114)
Receive	1-day Secured Overnight Financing Rate	Annual	1.551	Annual	01/24/29	USD	2,000,000	133,832	133,832
Receive	1-month USD-LIBOR	Monthly	1.646	Monthly	10/30/29	USD	3,000,000	242,955	242,955
Receive	3-month USD-LIBOR	Quarterly	1.807	Semi-Annual	12/18/29	USD	2,250,000	182,856	182,856
Receive	1-day Secured Overnight Financing Rate	Annual	2.933	Annual	07/14/32	USD	310,800	(4,370)	(4,370)
Receive	1-day Secured Overnight Financing Rate	Annual	2.981	Annual	07/14/32	USD	466,100	(8,488)	(8,488)
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	400,000	18,539	18,539
Receive	1-month USD-LIBOR	Monthly	2.962	Monthly	04/30/33	USD	530,000	(2,697)	(2,697)
Receive	1-month USD-LIBOR	Monthly	3.148	Monthly	10/18/33	USD	520,000	(11,560)	(11,560)
								$1,115,744	$1,115,569

At June 30, 2022, the following OTC total return swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/ Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Japanese Government 20-year Issue	At Maturity	(0.09)%	At Maturity	Citibank N.A.	07/14/22	JPY	345,000,000	$(24,447)	$—	$(24,447)
									$(24,447)	$—	$(24,447)

At June 30, 2022, the following OTC volatility swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Volatility(2)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Receive	USD vs. CNH Spot Exchange Rate	5.650%	BNP Paribas	11/03/22	USD	1,531,500	$(12,477)	$(12,477)
							$(12,477)	$(12,477)

At June 30, 2022, the following OTC purchased foreign currency dual digital options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price(7)		Notional Amount	Cost	Fair Value
AUD/USD & USD/JPY Dual Digital	Standard Chartered Bank	08/10/22	0.6728 126.25 USD	&	77,000	$5,775	$557
						$5,775	$557

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

At June 30, 2022, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD	747,500	$37,076	$17,032
Call USD vs. Put AUD	Capital Services LLC	Morgan Stanley 08/18/22	0.650	USD	3,590,000	25,553	15,381
Call USD vs. Put AUD	Bank	Standard Chartered 08/18/22	0.640	USD	1,682,000	12,326	5,016
						$74,955	$37,429

At June 30, 2022, the following OTC written foreign currency options were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Premiums Received	Fair Value
Call USD vs. Put JPY	BNP Paribas	08/11/22	129.500	USD	1,604,000	$33,981	$(76,180)
Put USD vs. Call JPY	BNP Paribas	08/11/22	129.500	USD	1,604,000	33,981	(8,523)
						$67,962	$(84,703)

At June 30, 2022, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD	848,500	$9,015	$(21,221)
Call on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD	2,545,500	26,887	(63,665)
Put on 10-Year Interest Rate Swap(4)	BNP Paribas	Receive	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD	2,545,500	26,887	(2,563)
Put on 10-Year Interest Rate Swap(4)	Goldman Sachs International	Receive	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD	848,500	9,015	(854)
								$71,804	$(88,303)

At June 30, 2022, the following OTC forward premium swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate(5)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(6)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	1,307,000	$(228,725)	$(10,548)
Call on 30-Year Interest Rate Swap (Purchased)	Nomura International PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	05/25/27	USD	1,050,000	(189,000)	(12,268)
Call on 35-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/03/27	USD	1,307,000	(229,052)	(10,400)
Put on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	3,070,500	(552,690)	(35,876)
								$(1,199,467)	$(69,092)

(1)  The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

(2)  Payments made at maturity date.

(3)  Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(4)  Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

(5)  Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

(6)  Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

(7)  The Portfolio will receive payment from the counterparty if both the AUD/USD exchange rate is less than or equal to 0.6286 and the USD/JPY exchange rate is less than or equal to 104.92 at expiration.

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

COP — Colombian Peso

CNY — Chinese Yuan

CZK — Czech Koruna

DKK — Danish Krone

EUR — EU Euro

GBP — British Pound

HKD — Hong Kong Sar Dollar

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian New Leu

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2022 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$37,986
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,715,792
Interest rate contracts	Variation margin receivable on futures contracts**	207,175
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	2,443,218
Total Asset Derivatives		$4,404,171
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,622,684
Interest rate contracts	Variation margin payable on futures contracts**	711,358
Interest rate contracts	Variation margin payable on centrally cleared swaps**	1,327,650
Interest rate contracts	Net Assets — Unrealized depreciation***	69,092
Interest rate contracts	Unrealized depreciation on OTC swap agreements	24,447
Foreign exchange contracts	Unrealized depreciation on OTC swap agreements	12,477
Interest rate contracts	Written options, at fair value	88,303
Foreign exchange contracts	Written options, at fair value	84,703
Total Liability Derivatives		$4,940,714

*  Includes purchased options.

**  The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day's unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

***  Includes cumulative appreciation/depreciation of forward premium swaptions as reported in the within the Portfolio of Investments.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2022 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Equity contracts	$10,858	$—	$1,301	$—	$(30,923)	$(18,764)
Credit Contracts	—	—	—	165,474	—	165,474
Foreign exchange contracts	81,194	(6,237,573)	—	29,404	92,017	(6,034,958)
Interest rate contracts	38,446	—	(1,097,824)	(2,477,245)	659,189	(2,877,433)
Total	$130,498	$(6,237,573)	$(1,096,523)	$(2,282,367)	$720,283	$(8,765,681)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Equity contracts	$(37,770)	$—	$—	$—	$(27,316)	$(65,086)
Foreign exchange contracts	(42,744)	(690,051)	—	1,716	(16,741)	(747,820)
Interest rate contracts	(69,092)	—	(141,141)	2,061,514	(22,953)	1,828,328
Total	$(149,606)	$(690,051)	$(141,141)	$2,063,230	$(67,010)	$1,015,422

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2022:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Brown Brothers Harriman & Co.	Citibank N.A.	Deutsche Bank AG	Goldman Sachs & Co.	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Nomura Global Financial Products Inc.	Standard Chartered Bank	State Street Bank and Trust Co.	Totals
Assets:
Purchased options	$—	$—	$17,032	$—	$—	$—	$—	$—	$—	$—	$15,381	$—	$5,573	$—	$37,986
Forward foreign currency contracts	289,118	26,428	331,387	660	84,006	—	139,132	4,760	27,964	7,434	723,528	—	61,803	19,572	1,715,792
Total Assets	$289,118	$26,428	$348,419	$660	$84,006	$—	$139,132	$4,760	$27,964	$7,434	$738,909	$—	$67,376	$19,572	$1,753,778
Liabilities:
Forward foreign currency contracts	$365,704	$6,133	$431,463	$4,204	$37,463	$—	$228,883	$3,222	$2,279	$6,311	$460,705	$—	$874,713	$201,604	$2,622,684
Forward premium swaptions	—	56,824	—	—	—	—	—	—	—	—	—	12,268	—	—	69,092
Total return swaps	—	—	—	—	24,447	—	—	—	—	—	—	—	—	—	24,447
Volatility swaps	—	—	12,477	—	—	—	—	—	—	—	—	—	—	—	12,477
Written options	—	—	87,266	—	—	—	—	85,740	—	—	—	—	—	—	173,006
Total Liabilities	$365,704	$62,957	$531,206	$4,204	$61,910	$—	$228,883	$88,962	$2,279	$6,311	$460,705	$12,268	$874,713	$201,604	$2,536,002
Net OTC derivative instruments by counterparty, at fair value	$(76,586)	$(36,529)	$(182,787)	$(3,544)	$22,096	$—	$(89,751)	$(84,202)	$25,685	$1,123	$278,204	$(12,268)	$(807,337)	$(182,032)	$(1,147,928)
Total collateral pledged by the Portfolio/ (Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(278,204)	$—	$800,000	$—	$521,796
Net Exposure(1)(2)	$(76,586)	$(36,529)	$(182,787)	$(3,544)	$22,096	$—	$(89,751)	$(84,202)	$25,685	$1,123	$—	$(12,268)	$(7,337)	$(182,032)	$(626,132)

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

(2)  At June 30, 2022 the Portfolio had received $380,000 in cash collateral from Morgan Stanley Capital Services LLC. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $154,371,935.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$5,864,303
Gross Unrealized Depreciation	(19,055,035)
Net Unrealized Depreciation	$(13,190,732)

See Accompanying Notes to Financial Statements

VOYA INTERNATIONAL HIGH DIVIDEND   PORTFOLIO OF INVESTMENTS
LOW VOLATILITY PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.8%
	Australia: 8.4%
751,156	Aurizon Holdings Ltd.	$1,975,564	0.6
219,471	Australia & New Zealand Banking Group Ltd.	3,342,700	1.0
238,936	BHP Group Ltd. Australian	6,841,604	2.0
211,696	Brambles Ltd.	1,565,343	0.4
171,039	Coles Group Ltd.	2,104,867	0.6
666,761	GPT Group	1,948,733	0.6
877,029	Medibank Pvt Ltd.	1,972,595	0.6
89,202	Rio Tinto Ltd.	6,363,569	1.9
227,754	Suncorp Group Ltd.	1,736,795	0.5
29,596	Wesfarmers Ltd.	856,035	0.2
		28,707,805	8.4
	Austria: 0.4%
25,613	OMV AG	1,204,604	0.4
	Belgium: 1.1%
7,071	Elia Group SA/NV	1,004,232	0.3
15,137	Groupe Bruxelles Lambert S.A.	1,268,932	0.4
96,896	Proximus SADP	1,430,176	0.4
		3,703,340	1.1
	China: 0.8%
718,500	BOC Hong Kong Holdings Ltd.	2,853,147	0.8
	Denmark: 2.5%
10,625	Chr Hansen Holding A/S	775,601	0.2
3,806	Coloplast A/S	434,872	0.1
154,848	Danske Bank A/S	2,203,908	0.7
6,691	DSV A/S	940,871	0.3
33,945	Novozymes A/S	2,042,911	0.6
90,015	Tryg A/S	2,028,029	0.6
		8,426,192	2.5
	Finland: 1.6%
39,310	Elisa OYJ	2,213,056	0.6
33,709	Kone Oyj	1,611,135	0.5
39,701	Orion Oyj	1,776,810	0.5
		5,601,001	1.6
	France: 7.0%
15,058	Air Liquide SA	2,026,858	0.6
25,617	BNP Paribas	1,225,317	0.4
69,250	Bouygues SA	2,137,308	0.6
25,597	Bureau Veritas SA	658,564	0.2
Shares			Value	Percentage of Net Assets
93,192		Cie Generale des Etablissements Michelin SCA	$2,545,175	0.8
1	(1)	Euroapi SA	16	0.0
4,343		Ipsen SA	411,211	0.1
12,950	(2)	La Francaise des Jeux SAEM	449,681	0.1
19,264		Legrand S.A.	1,430,329	0.4
256,592		Orange SA	3,023,584	0.9
65,698		Sanofi	6,625,412	1.9
7,528		SEB SA	726,502	0.2
50,589	(3)	TotalEnergies SE	2,662,863	0.8
			23,922,820	7.0
		Germany: 7.1%
30,528		Bayerische Motoren Werke AG	2,366,559	0.7
13,370		Deutsche Boerse AG	2,245,190	0.7
78,095		Deutsche Post AG	2,948,580	0.9
153,914		Deutsche Telekom AG	3,061,248	0.9
41,651		E.ON AG	350,831	0.1
84,152		Evonik Industries AG	1,804,746	0.5
23,516		GEA Group AG	815,257	0.2
9,888		Hannover Rueck SE	1,442,218	0.4
20,265		LEG Immobilien SE	1,686,493	0.5
47,287		Mercedes-Benz Group AG	2,746,363	0.8
6,209		Muenchener Rueckversicherungs- Gesellschaft AG	1,468,729	0.4
14,649		Symrise AG	1,597,704	0.5
598,253		Telefonica Deutschland Holding AG	1,725,196	0.5
			24,259,114	7.1
		Hong Kong: 4.2%
101,500		CK Infrastructure Holdings Ltd.	623,508	0.2
290,000		CLP Holdings Ltd.	2,409,982	0.7
409,500		HK Electric Investments & HK Electric Investments Ltd. - Stapled Security	375,745	0.1
1,008,000		HKT Trust & HKT Ltd. - Stapled Security	1,353,788	0.4
26,400		Jardine Matheson Holdings Ltd.	1,387,159	0.4
346,200		Link REIT	2,828,928	0.8
365,000		Power Assets Holdings Ltd.	2,299,468	0.7
207,000		Sun Hung Kai Properties Ltd.	2,450,893	0.7

See Accompanying Notes to Financial Statements

VOYA INTERNATIONAL HIGH DIVIDEND   PORTFOLIO OF INVESTMENTS
LOW VOLATILITY PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Hong Kong (continued)
229,600		Swire Properties Ltd.	$571,620	0.2
			14,301,091	4.2
		Ireland: 1.2%
31,997		CRH PLC	1,104,183	0.3
29,487		DCC PLC	1,834,580	0.6
33,256		Smurfit Kappa PLC	1,121,465	0.3
			4,060,228	1.2
		Israel: 1.2%
279,373		Bank Leumi Le-Israel BM	2,499,278	0.7
33,528	(3)	ZIM Integrated Shipping Services Ltd.	1,583,527	0.5
			4,082,805	1.2
		Italy: 3.9%
251,283		ENI S.p.A.	2,980,397	0.9
130,149	(3)	FinecoBank Banca Fineco SpA	1,561,347	0.4
225,126		Mediobanca Banca di Credito Finanziario SpA	1,952,444	0.6
192,506	(2)	Poste Italiane SpA	1,801,186	0.5
26,308		Recordati Industria Chimica e Farmaceutica SpA	1,147,277	0.3
316,198		Snam SpA	1,658,898	0.5
307,105		Terna - Rete Elettrica Nazionale	2,414,541	0.7
			13,516,090	3.9
		Japan: 23.0%
25,000		Ajinomoto Co., Inc.	609,640	0.2
77,600	(3)	Bridgestone Corp.	2,829,249	0.8
29,700		Brother Industries Ltd.	522,554	0.2
66,500		Capcom Co., Ltd.	1,617,676	0.5
52,900		Dai Nippon Printing Co., Ltd.	1,137,906	0.3
41,000		Daiwa House Industry Co., Ltd.	958,867	0.3
710,800		ENEOS Holdings, Inc.	2,674,594	0.8
90,300		Idemitsu Kosan Co., Ltd.	2,157,147	0.6
284,700		Japan Post Bank Co. Ltd.	2,216,521	0.6
166,800	(3)	Japan Tobacco, Inc.	2,890,442	0.8
13,100		KDDI Corp.	413,100	0.1
60,300		Mitsubishi Chemical Holdings Corp.	327,650	0.1
45,200		Mitsubishi Corp.	1,346,109	0.4
389,500		Mitsubishi HC Capital, Inc.	1,797,689	0.5
Shares		Value	Percentage of Net Assets
875,300	Mitsubishi UFJ Financial Group, Inc.	$4,682,901	1.4
285,700	Mizuho Financial Group, Inc.	3,252,671	1.0
88,900	MS&AD Insurance Group Holdings, Inc.	2,725,975	0.8
4,600	Nintendo Co., Ltd.	1,978,260	0.6
122,700	Nippon Telegraph & Telephone Corp.	3,525,560	1.0
27,700	Nippon Yusen KK	1,899,249	0.6
16,100	Nitto Denko Corp.	1,041,325	0.3
32,200	Nomura Real Estate Holdings, Inc.	787,786	0.2
208,700	Obayashi Corp.	1,517,930	0.4
81,100	Ono Pharmaceutical Co., Ltd.	2,083,400	0.6
26,400	Osaka Gas Co., Ltd.	505,962	0.2
43,700	Otsuka Holdings Co. Ltd.	1,559,946	0.5
33,700	Secom Co., Ltd.	2,080,797	0.6
118,400	Sekisui House Ltd.	2,078,554	0.6
92,700	SG Holdings Co. Ltd.	1,567,550	0.5
314,300	SoftBank Corp.	3,489,529	1.0
65,000	Sompo Holdings, Inc.	2,870,917	0.8
67,300	Subaru Corp.	1,190,433	0.3
146,800	Sumitomo Chemical Co., Ltd.	574,531	0.2
169,400	Sumitomo Corp.	2,302,730	0.7
125,800	Sumitomo Mitsui Financial Group, Inc.	3,739,417	1.1
80,200	Sumitomo Mitsui Trust Holdings, Inc.	2,478,659	0.7
142,800	Takeda Pharmaceutical Co., Ltd.	4,011,017	1.2
34,900	Tokio Marine Holdings, Inc.	2,035,087	0.6
37,800	Trend Micro, Inc.	1,849,231	0.5
87,000	Yamato Holdings Co., Ltd.	1,392,275	0.4
		78,720,836	23.0
	Netherlands: 2.8%
111,554	Koninklijke Ahold Delhaize NV	2,903,653	0.9
53,507	NN Group NV	2,423,497	0.7
54,031	OCI NV	1,777,394	0.5
31,244	Shell PLC	813,681	0.2
18,905	Wolters Kluwer NV	1,832,242	0.5
		9,750,467	2.8
	New Zealand: 0.3%
343,501	Spark New Zealand Ltd.	1,028,014	0.3

See Accompanying Notes to Financial Statements

VOYA INTERNATIONAL HIGH DIVIDEND   PORTFOLIO OF INVESTMENTS
LOW VOLATILITY PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Norway: 0.2%
18,439		Yara International ASA	$772,613	0.2
		Portugal: 1.3%
196,472		Galp Energia SGPS SA	2,298,927	0.7
94,640		Jeronimo Martins SGPS SA	2,051,648	0.6
			4,350,575	1.3
		Singapore: 0.3%
125,700		Oversea-Chinese Banking Corp., Ltd.	1,031,123	0.3
		Spain: 2.2%
104,487		Enagas	2,310,901	0.7
47,863		Iberdrola S.A. - IBEE	498,324	0.1
125,585	(3)	Red Electrica Corp. SA	2,377,281	0.7
168,006	(3)	Repsol SA	2,476,756	0.7
			7,663,262	2.2
		Sweden: 0.4%
39,082	(1)	Aker BP ASA	1,357,412	0.4
41,097	(3)	Lundin Energy AB	27,944	0.0
			1,385,356	0.4
		Switzerland: 7.8%
1,856		Geberit AG - Reg	892,928	0.3
51,674		Holcim AG	2,216,275	0.6
9,056		Nestle SA	1,058,400	0.3
127,050		Novartis AG	10,771,379	3.1
5,182		Roche Holding AG-GENUSSCHEIN	1,732,342	0.5
21,663		Swiss Prime Site AG	1,903,400	0.6
7,808		Swiss Re Ltd.	606,041	0.2
4,996		Swisscom AG	2,763,390	0.8
11,324		Zurich Insurance Group AG	4,938,096	1.4
			26,882,251	7.8
		United Kingdom: 20.1%
516,079		Abrdn PLC	1,007,363	0.3
13,185		Admiral Group Plc	361,007	0.1
111,907	(2)	Auto Trader Group PLC	757,896	0.2
507,439		Aviva PLC	2,485,572	0.7
357,341		BAE Systems PLC	3,617,719	1.0
118,183		Barratt Developments PLC	661,076	0.2
1,300,108		BP PLC	6,104,652	1.8
150,431		British American Tobacco PLC	6,448,117	1.9
Shares		Value	Percentage of Net Assets
7,172	Ferguson PLC	$803,426	0.2
336,258	GSK PLC	7,246,900	2.1
46,839	Hikma Pharmaceuticals PLC	924,161	0.3
1,256,883	HSBC Holdings PLC	8,210,618	2.4
132,216	Imperial Brands PLC	2,960,017	0.8
160,254	Land Securities Group PLC	1,300,457	0.4
799,108	Legal & General Group PLC	2,336,253	0.7
861,748	M&G PLC	2,042,964	0.6
316,467	National Grid PLC	4,066,898	1.2
477,942	Natwest Group PLC	1,272,168	0.4
40,706	Reckitt Benckiser Group PLC	3,061,591	0.9
57,256	Relx PLC (GBP Exchange)	1,554,579	0.4
261,219	Sage Group PLC/The	2,022,824	0.6
28,241	Schroders PLC	922,556	0.3
143,833	Segro PLC	1,717,046	0.5
10,484	Severn Trent PLC	348,071	0.1
853,449	Tesco PLC	2,659,864	0.8
36,378	Unilever PLC	1,652,310	0.5
186,040	United Utilities Group PLC	2,315,879	0.7
		68,861,984	20.1
	Total Common Stock (Cost $345,680,294)	335,084,718	97.8
EXCHANGE-TRADED FUNDS: 1.6%
129,866	iShares MSCI EAFE Value Index ETF	5,636,184	1.6
	Total Exchange- Traded Funds (Cost $6,387,801)	5,636,184	1.6
PREFERRED STOCK: 0.5%
	Germany: 0.5%
26,532	Henkel AG & Co. KGaA	1,641,823	0.5
	Total Preferred Stock (Cost $2,307,187)	1,641,823	0.5
	Total Long-Term Investments (Cost $354,375,282)	342,362,725	99.9

See Accompanying Notes to Financial Statements

VOYA INTERNATIONAL HIGH DIVIDEND   PORTFOLIO OF INVESTMENTS
LOW VOLATILITY PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
		Repurchase Agreements: 4.2%
3,513,100	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $3,513,249, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,583,362, due 08/01/22-01/20/68)	$3,513,100	1.0
417,691	(4)	Morgan Stanley, Repurchase Agreement dated 06/30/22, 1.46%, due 07/01/22 (Repurchase Amount $417,708, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $426,045, due 09/29/22-11/15/40)	417,691	0.1
3,513,107	(4)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $3,513,256, collateralized by various U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $3,583,369, due 11/01/26-07/01/52)	3,513,107	1.0
Principal Amount†				Value	Percentage of Net Assets
3,513,107	(4)		National Bank Financial, Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $3,513,260, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $3,583,372, due 07/01/22-09/09/49)	$3,513,107	1.1
3,513,107	(4)		RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $3,513,256, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $3,583,369, due 08/16/22-05/20/52)	3,513,107	1.0
			Total Repurchase Agreements (Cost $14,470,112)	14,470,112	4.2
Shares				Value	Percentage of Net Assets
			Mutual Funds: 0.2%
119,000	(4	),(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320%	$119,000	0.0
214,000	(4	),(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.380%	214,000	0.1

See Accompanying Notes to Financial Statements

VOYA INTERNATIONAL HIGH DIVIDEND   PORTFOLIO OF INVESTMENTS
LOW VOLATILITY PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Mutual Funds (continued)
290,000	(4	),(5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%	$290,000	0.1
			Total Mutual Funds (Cost $623,000)	623,000	0.2
			Total Short-Term Investments (Cost $15,093,112)	15,093,112	4.4
			Total Investments in Securities (Cost $369,468,394)	$357,455,837	104.3
			Liabilities in Excess of Other Assets	(14,852,186)	(4.3)
			Net Assets	$342,603,651	100.0

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  Non-income producing security.

(2)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)  Security, or a portion of the security, is on loan.

(4)  All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)  Rate shown is the 7-day yield as of June 30, 2022.

Sector Diversification	Percentage of Net Assets
Financials	24.2%
Industrials	11.9
Health Care	11.3
Materials	8.9
Consumer Staples	8.8
Communication Services	8.3
Energy	7.2
Utilities	6.9
Consumer Discretionary	4.8
Real Estate	4.7
Exchange-Traded Funds	1.6
Information Technology	1.3
Short-Term Investments	4.4
Liabilities in Excess of Other Assets	(4.3)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

VOYA INTERNATIONAL HIGH DIVIDEND   PORTFOLIO OF INVESTMENTS
LOW VOLATILITY PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$28,707,805	$—	$28,707,805
Austria	—	1,204,604	—	1,204,604
Belgium	—	3,703,340	—	3,703,340
China	—	2,853,147	—	2,853,147
Denmark	—	8,426,192	—	8,426,192
Finland	—	5,601,001	—	5,601,001
France	16	23,922,804	—	23,922,820
Germany	—	24,259,114	—	24,259,114
Hong Kong	375,745	13,925,346	—	14,301,091
Ireland	—	4,060,228	—	4,060,228
Israel	1,583,527	2,499,278	—	4,082,805
Italy	—	13,516,090	—	13,516,090
Japan	—	78,720,836	—	78,720,836
Netherlands	—	9,750,467	—	9,750,467
New Zealand	—	1,028,014	—	1,028,014
Norway	—	772,613	—	772,613
Portugal	—	4,350,575	—	4,350,575
Singapore	—	1,031,123	—	1,031,123
Spain	—	7,663,262	—	7,663,262
Sweden	—	1,385,356	—	1,385,356
Switzerland	—	26,882,251	—	26,882,251
United Kingdom	—	68,861,984	—	68,861,984
Total Common Stock	1,959,288	333,125,430	—	335,084,718
Exchange-Traded Funds	5,636,184	—	—	5,636,184
Preferred Stock	—	1,641,823	—	1,641,823
Short-Term Investments	623,000	14,470,112	—	15,093,112
Total Investments, at fair value	$8,218,472	$349,237,365	$—	$357,455,837

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2022 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$143,121
Total	$143,121
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$371
Total	$371

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $373,175,250.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$16,925,249
Gross Unrealized Depreciation	(32,236,021)
Net Unrealized Depreciation	$(15,310,772)

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED)

Shares				Value	Percentage of Net Assets
COMMON STOCK: 97.6%
			Communication Services: 1.2%
140,575			Entravision Communications Corp.	$641,022	0.2
116,168			Fox Corp. - Class B	3,450,190	1.0
15,295	(1)		Townsquare Media, Inc.	125,266	0.0
				4,216,478	1.2
			Consumer Discretionary: 9.4%
74,626	(1)		Accel Entertainment, Inc.	792,528	0.2
25,935			Advance Auto Parts, Inc.	4,489,089	1.3
9,603	(1)		Aptiv PLC	855,339	0.2
102,497			BorgWarner, Inc.	3,420,325	1.0
8,229			Boyd Gaming Corp.	409,393	0.1
20,600	(2)		Bridgestone Corp.	751,063	0.2
26,918			Brunswick Corp.	1,759,899	0.5
10,792			Cracker Barrel Old Country Store, Inc.	901,024	0.3
28,549	(1)		Dave & Buster's Entertainment, Inc.	935,836	0.3
28,630	(1)		Dollar Tree, Inc.	4,461,985	1.3
19,797	(1)		Malibu Boats, Inc.	1,043,500	0.3
29,154	(1)		MarineMax, Inc.	1,053,042	0.3
5,547	(1)		Mohawk Industries, Inc.	688,327	0.2
26,794	(1)		OneWater Marine, Inc.	885,542	0.2
13,214	(1)		Penn National Gaming, Inc.	401,970	0.1
18,462			Penske Auto Group, Inc.	1,932,787	0.5
15,399			Polaris, Inc.	1,528,813	0.4
30,991	(1)		Red Robin Gourmet Burgers, Inc.	248,858	0.1
33,814	(1)		Skyline Champion Corp.	1,603,460	0.5
34,950			Sodexo SA	2,472,176	0.7
48,920	(1	),(2)	Solo Brands, Inc.	198,615	0.1
65,678			Tapestry, Inc.	2,004,493	0.6
				32,838,064	9.4
			Consumer Staples: 6.9%
154,156			Conagra Brands, Inc.	5,278,302	1.5
52,071			Edgewell Personal Care Co.	1,797,491	0.5
11,391			General Mills, Inc.	859,451	0.3
18,818			JM Smucker Co.	2,408,892	0.7
11,786			Kellogg Co.	840,813	0.2
29,975			Kimberly-Clark Corp.	4,051,121	1.2
173,026			Koninklijke Ahold Delhaize NV	4,503,716	1.3
Shares				Value	Percentage of Net Assets
199,406			Orkla ASA	$1,597,381	0.4
34,696			Spectrum Brands Holdings, Inc.	2,845,766	0.8
				24,182,933	6.9
			Energy: 4.1%
74,973			Baker Hughes Co.	2,164,470	0.6
61,873			ChampionX Corp.	1,228,179	0.3
41,188			Devon Energy Corp.	2,269,871	0.6
10,244			Diamondback Energy, Inc.	1,241,061	0.4
15,378	(1	),(2)	Earthstone Energy, Inc.	209,910	0.1
118,823	(3)		Enterprise Products Partners L.P.	2,895,716	0.8
10,875			Enviva, Inc.	622,267	0.2
1,117	(1)		NCS Multistage Holdings, Inc.	34,180	0.0
24,480			Phillips 66	2,007,115	0.6
7,095			Pioneer Natural Resources Co.	1,582,753	0.5
				14,255,522	4.1
			Financials: 23.3%
56,483			Aflac, Inc.	3,125,204	0.9
41,279			Allstate Corp.	5,231,288	1.5
21,339			A-Mark Precious Metals, Inc.	688,183	0.2
11,602			Ameriprise Financial, Inc.	2,757,563	0.8
33,009			Ameris Bancorp.	1,326,302	0.4
35,161			Axis Capital Holdings Ltd.	2,007,341	0.6
143,196			Bank of New York Mellon Corp.	5,972,705	1.7
37,076			BankUnited, Inc.	1,318,793	0.4
113,031			Capitol Federal Financial, Inc.	1,037,625	0.3
6,241			Chubb Ltd.	1,226,856	0.3
5,517			Commerce Bancshares, Inc.	362,191	0.1
90,137	(2	),(3)	Compass Diversified Holdings	1,930,735	0.5
21,387			ConnectOne Bancorp, Inc.	522,912	0.1
33,689	(1)		Donnelley Financial Solutions, Inc.	986,751	0.3
9,003	(2)		Enact Holdings, Inc.	193,384	0.1
154,337			First BanCorp. Puerto Rico	1,992,491	0.6
166,905			First Hawaiian, Inc.	3,790,413	1.1
15,281			First Interstate Bancsystem, Inc.	582,359	0.2
8,182			First Merchants Corp.	291,443	0.1
6,269			First Mid Bancshares, Inc.	223,615	0.1

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Financials (continued)
167,915		FNB Corp.	$1,823,557	0.5
13,395		Hanover Insurance Group, Inc.	1,959,019	0.6
65,483		Home Bancshares, Inc./Conway AR	1,360,082	0.4
7,902		Independent Bank Corp.	627,656	0.2
18,879		Independent Bank Group, Inc.	1,282,073	0.4
6,082		James River Group Holdings Ltd.	150,712	0.0
64,669		Northern Trust Corp.	6,239,265	1.8
127,137		Old National Bancorp.	1,880,356	0.5
12,954		Origin Bancorp, Inc.	502,615	0.1
43,259		Pacific Premier Bancorp, Inc.	1,264,893	0.4
20,959		Patria Investments Ltd.	277,078	0.1
13,949		Premier Financial Corp.	353,607	0.1
26,703		ProAssurance Corp.	630,992	0.2
54,760		Prosperity Bancshares, Inc.	3,738,465	1.1
22,471		Provident Financial Services, Inc.	500,204	0.1
7,968		QCR Holdings, Inc.	430,192	0.1
38,564		Reinsurance Group of America, Inc.	4,523,172	1.3
27,815		SouthState Corp.	2,145,927	0.6
15,026		State Street Corp.	926,353	0.3
36,691		T. Rowe Price Group, Inc.	4,168,464	1.2
19,432		TowneBank/ Portsmouth VA	527,579	0.1
84,783		Truist Financial Corp.	4,021,258	1.1
24,456		UMB Financial Corp.	2,105,662	0.6
144,962		Valley National Bancorp	1,509,054	0.4
36,678		Veritex Holdings, Inc.	1,073,198	0.3
28,645		Westamerica Bancorp.	1,594,381	0.5
			81,183,968	23.3
		Health Care: 10.3%
20,484		AmerisourceBergen Corp.	2,898,076	0.8
5,639	(1)	AMN Healthcare Services, Inc.	618,655	0.2
18,734		Baxter International, Inc.	1,203,285	0.3
5,120		Becton Dickinson & Co.	1,262,234	0.4
33,078		Cardinal Health, Inc.	1,728,987	0.5
44,480		Dentsply Sirona, Inc.	1,589,270	0.4
84,564	(1)	Embecta Corp.	2,141,160	0.6
16,221	(1)	Enovis Corp.	892,155	0.2
50,038	(1)	Henry Schein, Inc.	3,839,916	1.1
Shares				Value	Percentage of Net Assets
48,135			Koninklijke Philips Electronics NV	$1,036,347	0.3
3,392			National Healthcare Corp.	237,101	0.1
45,516			Patterson Cos., Inc.	1,379,135	0.4
36,130			Quest Diagnostics, Inc.	4,804,567	1.4
37,050			Universal Health Services, Inc.	3,731,306	1.1
26,208	(1)		Varex Imaging Corp.	560,589	0.2
72,819			Zimmer Biomet Holdings, Inc.	7,650,364	2.2
16,384	(1)		Zimvie, Inc.	262,308	0.1
				35,835,455	10.3
			Industrials: 16.8%
13,940	(1)		Atkore, Inc.	1,157,159	0.3
7,607			Barrett Business Services, Inc.	554,322	0.2
57,385	(1)		Beacon Roofing Supply, Inc.	2,947,294	0.8
34,657			Brink's Co.	2,104,026	0.6
34,470	(1)		Ceco Environmental Corp.	206,131	0.1
39,011	(1)		Charah Solutions, Inc.	145,901	0.0
48,542			Cie de Saint-Gobain	2,097,472	0.6
12,817			Cummins, Inc.	2,480,474	0.7
43,397			Deluxe Corp.	940,413	0.3
79,057	(1	),(2)	DIRTT Environmental Solutions	84,591	0.0
18,873	(1)		DXP Enterprises, Inc.	578,080	0.2
13,914	(1)		Dycom Industries, Inc.	1,294,559	0.4
63,631			Emerson Electric Co.	5,061,210	1.4
15,578			Esab Corp.	681,537	0.2
104,562	(1)		Gates Industrial Corp. PLC	1,130,315	0.3
26,646	(1)		GMS, Inc.	1,185,747	0.3
13,541			Graham Corp.	93,704	0.0
40,132	(1)		Hayward Holdings, Inc.	577,499	0.2
25,630			Healthcare Services Group, Inc.	446,218	0.1
113,203			Heartland Express, Inc.	1,574,654	0.5
5,192			Hubbell, Inc.	927,187	0.3
12,228			Huntington Ingalls Industries, Inc.	2,663,503	0.8
80,523			IMI PLC	1,154,917	0.4
72,083	(1)		KAR Auction Services, Inc.	1,064,666	0.3
7,309	(1)		Karat Packaging, Inc.	124,692	0.0
31,420			Korn Ferry	1,822,988	0.5
31,360			Loomis AB	766,048	0.2
14,019			Luxfer Holdings PLC	211,967	0.1
455			Luxfer Holdings PLC ADR	6,880	0.0
54,052			MSC Industrial Direct Co.	4,059,846	1.2

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Industrials (continued)
125,749			nVent Electric PLC	$3,939,716	1.1
45,725			Oshkosh Corp.	3,755,851	1.1
13,482			Paccar, Inc.	1,110,108	0.3
9,079			Republic Services, Inc.	1,188,169	0.3
120,912	(1)		Southwest Airlines Co.	4,367,341	1.3
9,644			Stanley Black & Decker, Inc.	1,011,270	0.3
47,210	(2)		Tecnoglass, Inc.	828,536	0.2
45,437			Timken Co.	2,410,433	0.7
2,445			Unifirst Corp.	420,980	0.1
15,173			Vinci SA	1,361,957	0.4
				58,538,361	16.8
			Information Technology: 8.1%
5,892			Advanced Energy Industries, Inc.	429,998	0.1
25,533			Amdocs Ltd.	2,127,154	0.6
9,757			Applied Materials, Inc.	887,692	0.3
97,835	(1)		Avaya Holdings Corp.	219,151	0.1
41,294			Avnet, Inc.	1,770,687	0.5
21,897			Belden, Inc.	1,166,453	0.3
1,802	(1)		Coherent, Inc.	479,729	0.2
27,839	(1)		Cohu, Inc.	772,532	0.2
3,748	(1)		Euronet Worldwide, Inc.	377,011	0.1
60,024			EVERTEC, Inc.	2,213,685	0.6
16,400	(1)		F5, Inc.	2,509,856	0.7
70,763			HP, Inc.	2,319,611	0.7
16,247	(1)		IBEX Holdings Ltd.	274,087	0.1
48,324	(1	),(2)	II-VI, Inc.	2,462,108	0.7
28,772			Juniper Networks, Inc.	820,002	0.2
39,245	(2)		Kulicke & Soffa Industries, Inc.	1,680,079	0.5
63,851			Open Text Corp.	2,416,122	0.7
22,429			TE Connectivity Ltd.	2,537,841	0.7
56,638	(1)		Teradata Corp.	2,096,172	0.6
34,372			Vontier Corp.	790,212	0.2
				28,350,182	8.1
			Materials: 4.4%
28,349			Akzo Nobel NV	1,853,973	0.5
61,079			Amcor PLC	759,212	0.2
86,768	(1)		Axalta Coating Systems Ltd.	1,918,441	0.5
93,906			Graphic Packaging Holding Co.	1,925,073	0.6
18,507			Minerals Technologies, Inc.	1,135,219	0.3
100,974			Mondi PLC	1,792,304	0.5
19,450			Packaging Corp. of America	2,674,375	0.8
95,951			Pactiv Evergreen, Inc.	955,672	0.3
Shares			Value	Percentage of Net Assets
44,470		Sonoco Products Co.	$2,536,569	0.7
			15,550,838	4.4
		Real Estate: 7.5%
77,861		Brandywine Realty Trust	750,580	0.2
34,949		CareTrust REIT, Inc.	644,460	0.2
12,805		Cousins Properties, Inc.	374,290	0.1
21,380		Easterly Government Properties, Inc.	407,075	0.1
4,980		Equinix, Inc.	3,271,960	0.9
8,294		Essex Property Trust, Inc.	2,168,964	0.6
31,966		Four Corners Property Trust, Inc.	849,976	0.2
15,758		Getty Realty Corp.	417,587	0.1
11,727		Healthcare Realty Trust, Inc.	318,974	0.1
95,292		Healthcare Trust of America, Inc.	2,659,600	0.8
143,654		Healthpeak Properties, Inc.	3,722,075	1.1
10,430		Highwoods Properties, Inc.	356,602	0.1
20,535		Kite Realty Group Trust	355,050	0.1
11,447		National Health Investors, Inc.	693,803	0.2
19,584		Physicians Realty Trust	341,741	0.1
30,449		Realty Income Corp.	2,078,449	0.6
51,313		Regency Centers Corp.	3,043,374	0.9
19,419		Sabra Healthcare REIT, Inc.	271,283	0.1
46,634	(1)	Summit Hotel Properties, Inc.	339,029	0.1
74,517		VICI Properties, Inc.	2,219,861	0.6
26,043		Weyerhaeuser Co.	862,544	0.3
			26,147,277	7.5
		Utilities: 5.6%
5,591		ALLETE, Inc.	328,639	0.1
8,347		Atmos Energy Corp.	935,699	0.3
81,395		Edison International	5,147,420	1.5
12,070		Evergy, Inc.	787,567	0.2
11,896		Eversource Energy	1,004,855	0.3
3,826		Northwest Natural Holding Co.	203,160	0.1
59,438		NorthWestern Corp.	3,502,681	1.0
39,267		Pinnacle West Capital Corp.	2,871,203	0.8
8,414		PNM Resources, Inc.	402,021	0.1
4,810		Southwest Gas Holdings, Inc.	418,855	0.1

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Utilities (continued)
52,640		Spire, Inc.	$3,914,837	1.1
			19,516,937	5.6
		Total Common Stock (Cost $354,027,981)	340,616,015	97.6
PREFERRED STOCK: 0.4%
		Consumer Staples: 0.4%
21,683		Henkel AG & Co. KGaA	1,341,763	0.4
		Total Preferred Stock (Cost $1,402,022)	1,341,763	0.4
		Total Long-Term Investments (Cost $355,430,003)	341,957,778	98.0
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
		Repurchase Agreements: 2.2%
1,855,726	(4)	Bank of America Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,855,805, collateralized by various U.S. Government Agency Obligations, 1.000%-8.500%, Market Value plus accrued interest $1,892,841, due 01/20/24-06/20/52)	$1,855,726	0.5
1,855,726	(4)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,855,805, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,892,841, due 07/31/22-07/01/52)	1,855,726	0.5
Principal Amount†			Value	Percentage of Net Assets
338,781	(4)	Deutsche Bank Securities Inc., Repurchase Agreement dated 06/30/22, 1.48%, due 07/01/22 (Repurchase Amount $338,795, collateralized by various U.S. Government Securities, 0.000%-0.750%, Market Value plus accrued interest $345,557, due 01/15/25-08/15/39)	$338,781	0.1
1,855,726	(4)	National Bank Financial, Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $1,855,807, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $1,892,842, due 07/01/22-09/09/49)	1,855,726	0.6
1,855,726	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,855,805, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $1,892,841, due 08/16/22-05/20/52)	1,855,726	0.5
		Total Repurchase Agreements (Cost $7,761,685)	7,761,685	2.2

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Mutual Funds: 2.4%
8,227,758	(5)		BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320%	$8,227,758	2.3
211,000	(4	),(5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%	211,000	0.1
			Total Mutual Funds (Cost $8,438,758)	8,438,758	2.4
			Total Short-Term Investments (Cost $16,200,443)	16,200,443	4.6
			Total Investments in Securities (Cost $371,630,446)	$358,158,221	102.6
			Liabilities in Excess of Other Assets	(9,216,012)	(2.6)
			Net Assets	$348,942,209	100.0

†  Unless otherwise indicated, principal amount is shown in USD.

ADR  American Depositary Receipt

(1)  Non-income producing security.

(2)  Security, or a portion of the security, is on loan.

(3)  Security is a Master Limited Partnership.

(4)  All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)  Rate shown is the 7-day yield as of June 30, 2022.

Geographic Diversification
as of June 30, 2022
(as a percentage of net assets)

United States	88.6%
United Kingdom	2.5%
Netherlands	2.1%
France	1.7%
Canada	0.7%
Puerto Rico	0.6%
Norway	0.4%
Germany	0.4%
Switzerland	0.3%
Colombia	0.2%
Countries between 0.1% - 0.2%^	0.5%
Assets in Excess of Other Liabilities*	2.0%
Net Assets	100.0%

^  Includes 3 countries, which each represents 0.1% - 0.2% of net assets.

*  Includes short-term investments.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$4,216,478	$—	$—	$4,216,478
Consumer Discretionary	29,614,825	3,223,239	—	32,838,064
Consumer Staples	18,081,836	6,101,097	—	24,182,933
Energy	14,255,522	—	—	14,255,522
Financials	81,183,968	—	—	81,183,968
Health Care	35,835,455	—	—	35,835,455
Industrials	53,157,967	5,380,394	—	58,538,361
Information Technology	28,350,182	—	—	28,350,182
Materials	11,904,561	3,646,277	—	15,550,838
Real Estate	26,147,277	—	—	26,147,277
Utilities	19,516,937	—	—	19,516,937
Total Common Stock	322,265,008	18,351,007	—	340,616,015
Preferred Stock	—	1,341,763	—	1,341,763
Short-Term Investments	8,438,758	7,761,685	—	16,200,443
Total Investments, at fair value	$330,703,766	$27,454,455	$—	$358,158,221
Other Financial Instruments+
Forward Foreign Currency Contracts	—	57,703	—	57,703
Total Assets	$330,703,766	$27,512,158	$—	$358,215,924
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(16,923)	$—	$(16,923)
Total Liabilities	$—	$(16,923)	$—	$(16,923)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2022, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	86,737	GBP	71,384	Bank of America N.A.	09/30/22	$(311)
USD	76,562	GBP	62,655	Bank of America N.A.	09/30/22	158
GBP	70,566	USD	86,716	Bank of America N.A.	09/30/22	(665)
USD	673,472	JPY	90,351,600	Bank of America N.A.	09/30/22	3,230
USD	2,569,314	GBP	2,091,356	Bank of America N.A.	09/30/22	19,046
USD	307,389	EUR	289,795	JPMorgan Chase Bank N.A.	09/30/22	1,733
USD	12,363,919	EUR	11,692,976	JPMorgan Chase Bank N.A.	09/30/22	30,949
USD	46,312	NOK	454,247	UBS AG	09/30/22	101
USD	649,102	SEK	6,589,363	UBS AG	09/30/22	2,486
USD	1,266,916	NOK	12,610,435	UBS AG	09/30/22	(15,947)
						$40,780

Currency Abbreviations

EUR — EU Euro

GBP — British Pound

JPY — Japanese Yen

SEK — Swedish Krona

USD — United States Dollar

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY   PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2022 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$57,703
Total Asset Derivatives		$57,703
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$16,923
Total Liability Derivatives		$16,923

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2022 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$1,473,707
Total	$1,473,707
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$247,189
Total	$247,189

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $376,860,742.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$18,195,697
Gross Unrealized Depreciation	(36,702,059)
Net Unrealized Depreciation	$(18,506,362)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VY® BARON GROWTH PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Communication Services: 4.3%
510,000	(1)	Iridium Communications, Inc.	$19,155,600	4.3
		Consumer Discretionary: 21.6%
84,500	(1)	Bright Horizons Family Solutions, Inc.	7,141,940	1.6
287,000		Choice Hotels International, Inc.	32,037,810	7.3
65,498		Krispy Kreme, Inc.	890,773	0.2
84,500		Marriott Vacations Worldwide Corp.	9,818,900	2.3
346,000	(1)	Penn National Gaming, Inc.	10,525,320	2.4
82,500		Red Rock Resorts, Inc.	2,752,200	0.6
146,000		Vail Resorts, Inc.	31,835,300	7.2
			95,002,243	21.6
		Financials: 34.0%
394,000	(1)	Arch Capital Group Ltd.	17,923,060	4.1
127,500		Carlyle Group, Inc./The	4,036,650	0.9
139,000		Cohen & Steers, Inc.	8,839,010	2.0
35,400		Essent Group Ltd.	1,377,060	0.3
76,600		Factset Research Systems, Inc.	29,458,062	6.7
30,325		Houlihan Lokey, Inc.	2,393,553	0.5
72,130		Kinsale Capital Group, Inc.	16,563,933	3.8
25,000		Moelis & Co.	983,750	0.2
47,000		Morningstar, Inc.	11,366,010	2.6
106,700		MSCI, Inc. - Class A	43,976,405	10.0
107,000		Primerica, Inc.	12,806,830	2.9
			149,724,323	34.0
		Health Care: 12.2%
45,000		Bio-Techne Corp.	15,598,800	3.5
110,800		Dechra Pharmaceuticals PLC	4,671,917	1.1
85,000	(1)	Figs, Inc.	774,350	0.2
41,000	(1)	Idexx Laboratories, Inc.	14,379,930	3.3
5,600	(1)	Mettler Toledo International, Inc.	6,433,112	1.4
83,100	(1)	Neogen Corp.	2,001,879	0.4
33,000		West Pharmaceutical Services, Inc.	9,978,210	2.3
			53,838,198	12.2
Shares				Value	Percentage of Net Assets
			Industrials: 6.8%
63,153	(1)		BrightView Holdings, Inc.	$757,836	0.2
338,000	(1)		CoStar Group, Inc.	20,418,580	4.6
475,725	(2)		Marel HF	2,123,361	0.5
4,129,898	(1	),(3),(4)	Northvolt AB - Series E	1,212,097	0.3
92,000	(1)		Trex Co., Inc.	5,006,640	1.1
200,000	(1)		Velo3D, Inc.	276,000	0.1
				29,794,514	6.8
			Information Technology: 13.3%
53,870	(1)		Altair Engineering, Inc.	2,828,175	0.6
68,000	(1)		ANSYS, Inc.	16,271,720	3.7
105,300	(1)		Gartner, Inc.	25,464,699	5.8
97,500	(1)		Guidewire Software, Inc.	6,921,525	1.6
4,500			Littelfuse, Inc.	1,143,180	0.3
150,000	(1)		Mirion Technologies, Inc.	864,000	0.2
86,500			SS&C Technologies Holdings, Inc.	5,023,055	1.1
				58,516,354	13.3
			Real Estate: 7.0%
64,824			Alexandria Real Estate Equities, Inc.	9,401,425	2.1
269,000			Douglas Emmett, Inc.	6,020,220	1.4
337,835			Gaming and Leisure Properties, Inc.	15,493,113	3.5
				30,914,758	7.0
			Total Common Stock (Cost $104,651,575)	436,945,990	99.2
SHORT-TERM INVESTMENTS: 0.9%
			Mutual Funds: 0.9%
3,896,868	(5)		BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320% (Cost $3,896,868)	3,896,868	0.9
			Total Short-Term Investments (Cost $3,896,868)	3,896,868	0.9
			Total Investments in Securities (Cost $108,548,443)	$440,842,858	100.1
			Liabilities in Excess of Other Assets	(290,773)	(0.1)
			Net Assets	$440,552,085	100.0

(1)  Non-income producing security.

(2)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VY® BARON GROWTH PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

(3)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)  Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2022, the Portfolio held restricted securities with a fair value of $1,212,097 or 0.3% of net assets. Please refer to the table below for additional details.

(5)  Rate shown is the 7-day yield as of June 30, 2022.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$19,155,600	$—	$—	$19,155,600
Consumer Discretionary	95,002,243	—	—	95,002,243
Financials	149,724,323	—	—	149,724,323
Health Care	49,166,281	4,671,917	—	53,838,198
Industrials	26,459,056	2,123,361	1,212,097	29,794,514
Information Technology	58,516,354	—	—	58,516,354
Real Estate	30,914,758	—	—	30,914,758
Total Common Stock	428,938,615	6,795,278	1,212,097	436,945,990
Short-Term Investments	3,896,868	—	—	3,896,868
Total Investments, at fair value	$432,835,483	$6,795,278	$1,212,097	$440,842,858

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2022, VY® Baron Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Northvolt AB - Series E	9/21/2020	$651,737	$1,212,097
		$651,737	$1,212,097

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $110,646,907.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$332,728,597
Gross Unrealized Depreciation	(2,532,644)
Net Unrealized Appreciation	$330,195,953

See Accompanying Notes to Financial Statements

VY® COLUMBIA  PORTFOLIO OF INVESTMENTS
CONTRARIAN CORE PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.1%
		Communication Services: 11.9%
1,852	(1)	Alphabet, Inc. - Class A	$4,035,990	2.5
1,888	(1)	Alphabet, Inc. - Class C	4,129,906	2.5
65,578		Comcast Corp. - Class A	2,573,281	1.6
29,665	(1)	Endeavor Group Holdings, Inc.	609,912	0.4
11,510	(1)	Meta Platforms, Inc.	1,855,987	1.1
17,411	(1)	Snap, Inc.	228,606	0.1
17,228	(1)	Take-Two Interactive Software, Inc.	2,110,947	1.3
21,164	(1)	T-Mobile US, Inc.	2,847,405	1.7
12,308	(1)	Walt Disney Co.	1,161,875	0.7
			19,553,909	11.9
		Consumer Discretionary: 6.7%
59,500	(1)	Amazon.com, Inc.	6,319,495	3.8
483	(1)	Chipotle Mexican Grill, Inc.	631,406	0.4
3,788		Lowe's Cos, Inc.	661,650	0.4
4,084		McDonald's Corp.	1,008,258	0.6
34,523		Tapestry, Inc.	1,053,642	0.6
1,709	(1)	Tesla, Inc.	1,150,875	0.7
28,279	(1)	Under Armour, Inc. - Class A	235,564	0.2
			11,060,890	6.7
		Consumer Staples: 6.4%
50,168	(1)	Coty, Inc - Class A	401,846	0.2
42,036		Mondelez International, Inc.	2,610,015	1.6
14,000	(1)	Monster Beverage Corp.	1,297,800	0.8
33,472		Sysco Corp.	2,835,413	1.7
28,174		Walmart, Inc.	3,425,395	2.1
			10,570,469	6.4
		Energy: 4.2%
30,623		Canadian Natural Resources Ltd.	1,643,843	1.0
23,811		Chevron Corp.	3,447,357	2.1
17,058		EOG Resources, Inc.	1,883,885	1.1
			6,975,085	4.2
		Financials: 10.1%
1,192		American Express Co.	165,235	0.1
1,447		Aon PLC	390,227	0.2
85,065		Bank of America Corp.	2,648,074	1.6
16,972	(1)	Berkshire Hathaway, Inc. - Class B	4,633,695	2.8
1,546		Blackrock, Inc.	941,576	0.6
Shares			Value	Percentage of Net Assets
14,521		JPMorgan Chase & Co.	$1,635,210	1.0
2,289		MSCI, Inc. - Class A	943,411	0.6
36,050		State Street Corp.	2,222,483	1.4
75,579		Wells Fargo & Co.	2,960,429	1.8
			16,540,340	10.1
		Health Care: 15.8%
20,300		Abbott Laboratories	2,205,595	1.3
14,581		Baxter International, Inc.	936,538	0.6
14,998	(1)	BioMarin Pharmaceutical, Inc.	1,242,884	0.8
29,293	(1)	Boston Scientific Corp.	1,091,750	0.7
29,116		CVS Health Corp.	2,697,888	1.6
5,035		Elevance Health, Inc.	2,429,790	1.5
11,909		Eli Lilly & Co.	3,861,255	2.3
8,816	(1)	Horizon Therapeutics Plc	703,164	0.4
4,823	(1)	IQVIA Holdings, Inc.	1,046,543	0.6
34,853		Johnson & Johnson	6,186,756	3.8
1,871		Thermo Fisher Scientific, Inc.	1,016,477	0.6
9,411	(1)	Vertex Pharmaceuticals, Inc.	2,651,926	1.6
			26,070,566	15.8
		Industrials: 7.8%
8,129		Honeywell International, Inc.	1,412,902	0.9
62,259		Raytheon Technologies Corp.	5,983,712	3.6
52,045	(1)	Southwest Airlines Co.	1,879,865	1.1
96,954	(1)	Uber Technologies, Inc.	1,983,679	1.2
7,524		Union Pacific Corp.	1,604,719	1.0
			12,864,877	7.8
		Information Technology: 25.6%
7,013	(1)	Adobe, Inc.	2,567,179	1.6
9,574	(1)	Advanced Micro Devices, Inc.	732,124	0.4
65,457		Apple, Inc.	8,949,281	5.4
12,925		Fidelity National Information Services, Inc.	1,184,835	0.7
9,341		Global Payments, Inc.	1,033,488	0.6
7,231	(1)	GLOBALFOUNDRIES, Inc.	291,699	0.2
8,970		International Business Machines Corp.	1,266,474	0.8
6,812		Intuit, Inc.	2,625,617	1.6
2,392		Lam Research Corp.	1,019,351	0.6

See Accompanying Notes to Financial Statements

VY® COLUMBIA  PORTFOLIO OF INVESTMENTS
CONTRARIAN CORE PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Information Technology (continued)
6,385			Marvell Technology, Inc.	$277,939	0.2
8,855			Mastercard, Inc. - Class A	2,793,575	1.7
5,919			Micron Technology, Inc.	327,202	0.2
42,731			Microsoft Corp.	10,974,603	6.7
8,045			Nvidia Corp.	1,219,542	0.7
4,144	(1)		Palo Alto Networks, Inc.	2,046,887	1.2
8,425	(1)		PayPal Holdings, Inc.	588,402	0.4
7,452	(1)		Salesforce, Inc.	1,229,878	0.7
12,439			TE Connectivity Ltd.	1,407,473	0.9
8,254			Visa, Inc. - Class A	1,625,130	1.0
				42,160,679	25.6
			Materials: 3.3%
24,326			Corteva, Inc.	1,317,010	0.8
6,530			Ecolab, Inc.	1,004,053	0.6
14,424			International Flavors & Fragrances, Inc.	1,718,187	1.1
9,102			Newmont Corp.	543,116	0.3
9,637			Nutrien Ltd.	767,972	0.5
				5,350,338	3.3
			Real Estate: 1.5%
9,930			American Tower Corp.	2,538,009	1.5
			Utilities: 2.8%
27,116			American Electric Power Co., Inc.	2,601,509	1.6
30,579			Public Service Enterprise Group, Inc.	1,935,039	1.2
				4,536,548	2.8
			Total Common Stock (Cost $152,135,626)	158,221,710	96.1
OTHER(2): —%
			Materials: —%
649,000	(3	),(4)	SINO Forest Corp. (Escrow)	—	—
			Total Other (Cost $—)	—	—
			Total Long-Term Investments (Cost $152,135,626)	158,221,710	96.1
Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
		Mutual Funds: 3.2%
5,279,482	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320% (Cost $5,279,482)	$5,279,482	3.2
		Total Short-Term Investments (Cost $5,279,482)	5,279,482	3.2
		Total Investments in Securities (Cost $157,415,108)	$163,501,192	99.3
		Assets in Excess of Other Liabilities	1,083,266	0.7
		Net Assets	$164,584,458	100.0

(1)  Non-income producing security.

(2)  Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(3)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)  Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2022, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(5)  Rate shown is the 7-day yield as of June 30, 2022.

See Accompanying Notes to Financial Statements

VY® COLUMBIA  PORTFOLIO OF INVESTMENTS
CONTRARIAN CORE PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$158,221,710	$—	$—	$158,221,710
Other	—	—	—	—
Short-Term Investments	5,279,482	—	—	5,279,482
Total Investments, at fair value	$163,501,192	$—	$—	$163,501,192

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2022, VY® Columbia Contrarian Core Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
SINO Forest Corp. (Escrow)	3/1/2013	$—	$—
		$—	$—

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $157,748,289.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$20,491,817
Gross Unrealized Depreciation	(14,738,915)
Net Unrealized Appreciation	$5,752,902

See Accompanying Notes to Financial Statements

VY® COLUMBIA   PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Communication Services: 1.5%
14,800		Nexstar Media Group, Inc.	$2,410,624	1.5
		Consumer Discretionary: 4.4%
17,700	(1)	Genesco, Inc.	883,407	0.6
61,100		International Game Technology PLC	1,134,016	0.7
20,679		KB Home	588,524	0.4
69,965		Macy's, Inc.	1,281,759	0.8
105,700	(1)	Petco Health & Wellness Co., Inc.	1,558,018	1.0
21,020		Red Rock Resorts, Inc.	701,227	0.4
24,673		Rocky Brands, Inc.	843,323	0.5
			6,990,274	4.4
		Consumer Staples: 5.2%
27,300	(1)	BellRing Brands, Inc.	679,497	0.4
23,800	(1)	BJ's Wholesale Club Holdings, Inc.	1,483,216	0.9
49,900	(1)	Chefs' Warehouse Holdings, Inc.	1,940,611	1.2
42,800	(1)	TreeHouse Foods, Inc.	1,789,896	1.1
62,700	(1)	United Natural Foods, Inc.	2,470,380	1.6
			8,363,600	5.2
		Energy: 5.5%
51,400	(1)	Antero Resources Corp.	1,575,410	1.0
17,565		Chesapeake Energy Corp.	1,424,522	0.9
68,800	(1)	Golar LNG Ltd.	1,565,200	1.0
24,000		Helmerich & Payne, Inc.	1,033,440	0.6
26,700		PDC Energy, Inc.	1,644,987	1.0
44,600		SM Energy Co.	1,524,874	1.0
			8,768,433	5.5
		Financials: 27.2%
46,100		Ameris Bancorp.	1,852,298	1.2
24,800		Amerisafe, Inc.	1,289,848	0.8
38,314		Argo Group International Holdings Ltd.	1,412,254	0.9
61,300		Atlantic Union Bankshares Corp.	2,079,296	1.3
46,749	(1)	Axos Financial, Inc.	1,675,952	1.1
82,219	(1)	Bancorp, Inc.	1,604,915	1.0
62,880		Blackstone Mortgage Trust, Inc.	1,739,890	1.1
54,500		Cathay General Bancorp.	2,133,675	1.3
28,078		Community Bank System, Inc.	1,776,776	1.1
38,891	(1)	Focus Financial Partners, Inc.	1,324,627	0.8
48,282		Hancock Whitney Corp.	2,140,341	1.3
Shares			Value	Percentage of Net Assets
42,498		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$1,608,974	1.0
19,000		Houlihan Lokey, Inc.	1,499,670	0.9
21,500		Independent Bank Corp.	1,707,745	1.1
27,300		Independent Bank Group, Inc.	1,853,943	1.2
112,279		MGIC Investment Corp.	1,414,715	0.9
38,502		Pacific Premier Bancorp, Inc.	1,125,799	0.7
32,100		Popular, Inc.	2,469,453	1.6
68,198		Radian Group, Inc.	1,340,091	0.8
31,397		Renasant Corp.	904,548	0.6
50,000		Sandy Spring Bancorp, Inc.	1,953,500	1.2
91,416		SLM Corp.	1,457,171	0.9
48,100		Starwood Property Trust, Inc.	1,004,809	0.6
23,424		Stifel Financial Corp.	1,312,212	0.8
16,652	(1)	Triumph Bancorp, Inc.	1,041,749	0.7
26,348		UMB Financial Corp.	2,268,563	1.4
37,249		WSFS Financial Corp.	1,493,312	0.9
			43,486,126	27.2
		Health Care: 8.0%
76,400	(1)	AdaptHealth Corp.	1,378,256	0.9
16,200	(1)	Alkermes PLC	482,598	0.3
12,087	(1)	Apellis Pharmaceuticals, Inc.	546,574	0.3
35,360	(1)	Arcutis Biotherapeutics, Inc.	753,522	0.5
14,600	(1)	Cytokinetics, Inc.	573,634	0.4
20,500	(1)	Haemonetics Corp.	1,336,190	0.8
8,700	(1)	Integer Holdings Corp.	614,742	0.4
37,224	(1)	Iovance Biotherapeutics, Inc.	410,953	0.3
33,517	(1)	Merit Medical Systems, Inc.	1,818,967	1.1
172,000	(1)	Multiplan Corp.	944,280	0.6
33,300	(1)	Myriad Genetics, Inc.	605,061	0.4
22,600	(1)	Prestige Consumer Healthcare, Inc.	1,328,880	0.8
28,900	(1)	Tenet Healthcare Corp.	1,518,984	0.9
20,377	(1)	Varex Imaging Corp.	435,864	0.3
			12,748,505	8.0
		Industrials: 18.0%
29,300		ABM Industries, Inc.	1,272,206	0.8
78,600	(1)	API Group Corp.	1,176,642	0.7
23,400		ArcBest Corp.	1,646,658	1.0
11,000	(1)	Atlas Air Worldwide Holdings, Inc.	678,810	0.4
30,800	(1)	Beacon Roofing Supply, Inc.	1,581,888	1.0
55,523	(1)	Bloom Energy Corp.	916,129	0.6

See Accompanying Notes to Financial Statements

VY® COLUMBIA   PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
42,940	(1)	Core & Main, Inc.	$957,562	0.6
16,200		EMCOR Group, Inc.	1,667,952	1.0
29,300	(1)	Evoqua Water Technologies Corp.	952,543	0.6
10,700		Herc Holdings, Inc.	964,605	0.6
24,498		ICF International, Inc.	2,327,310	1.5
44,700		KBR, Inc.	2,163,033	1.4
35,405		Kforce, Inc.	2,171,743	1.4
12,330	(1)	Mastec, Inc.	883,568	0.5
22,797		Moog, Inc.	1,809,854	1.1
36,300	(1)	Parsons Corp.	1,467,246	0.9
21,800		Science Applications International Corp.	2,029,580	1.3
42,000	(1)	Sunrun, Inc.	981,120	0.6
36,155		Triton International Ltd.	1,903,561	1.2
48,500	(1)	Univar Solutions, Inc.	1,206,195	0.8
			28,758,205	18.0
		Information Technology: 4.7%
18,209	(1)	Diodes, Inc.	1,175,755	0.7
15,500	(1)	ExlService Holdings, Inc.	2,283,615	1.4
22,300		Kulicke & Soffa Industries, Inc.	954,663	0.6
99,248	(1)	Magnachip Semiconductor Corp.	1,442,073	0.9
59,600	(1)	SMART Global Holdings, Inc.	975,652	0.6
23,615	(1)	Ultra Clean Holdings, Inc.	703,019	0.5
			7,534,777	4.7
		Materials: 7.3%
57,059	(1)	Allegheny Technologies, Inc.	1,295,810	0.8
18,800		Ashland Global Holdings, Inc.	1,937,340	1.2
37,700		Avient Corp.	1,511,016	0.9
24,800		Cabot Corp.	1,581,992	1.0
21,600		HB Fuller Co.	1,300,536	0.8
16,000	(1)	Intrepid Potash, Inc.	724,640	0.5
22,149		Materion Corp.	1,633,046	1.0
122,100	(1)	O-I Glass, Inc.	1,709,400	1.1
			11,693,780	7.3
		Real Estate: 9.2%
55,963		American Assets Trust, Inc.	1,662,101	1.0
97,400		Apple Hospitality REIT, Inc.	1,428,858	0.9
23,100		Centerspace	1,883,805	1.2
25,300		First Industrial Realty Trust, Inc.	1,201,244	0.8
53,900		Independence Realty Trust, Inc.	1,117,347	0.7
39,551		NETSTREIT Corp.	746,327	0.5
33,900		PotlatchDeltic Corp.	1,498,041	0.9
Shares			Value	Percentage of Net Assets
7,300		PS Business Parks, Inc.	$1,366,195	0.9
125,500		Sabra Healthcare REIT, Inc.	1,753,235	1.1
140,100		Tanger Factory Outlet Centers, Inc.	1,992,222	1.2
			14,649,375	9.2
		Utilities: 6.9%
61,800		Clearway Energy, Inc. - Class C	2,153,112	1.4
48,500		New Jersey Resources Corp.	2,159,705	1.4
25,806		ONE Gas, Inc.	2,095,189	1.3
46,100		Portland General Electric Co.	2,228,013	1.4
66,965		South Jersey Industries, Inc.	2,286,185	1.4
			10,922,204	6.9
		Total Common Stock (Cost $141,467,868)	156,325,903	97.9
SHORT-TERM INVESTMENTS: 2.3%
		Mutual Funds: 2.3%
3,695,729	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320% (Cost $3,695,729)	3,695,729	2.3
		Total Short-Term Investments (Cost $3,695,729)	3,695,729	2.3
		Total Investments in Securities (Cost $145,163,597)	$160,021,632	100.2
		Liabilities in Excess of Other Assets	(346,300)	(0.2)
		Net Assets	$159,675,332	100.0

(1)  Non-income producing security.

(2)  Rate shown is the 7-day yield as of June 30, 2022.

See Accompanying Notes to Financial Statements

VY® COLUMBIA   PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$156,325,903	$—	$—	$156,325,903
Short-Term Investments	3,695,729	—	—	3,695,729
Total Investments, at fair value	$160,021,632	$—	$—	$160,021,632

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $145,425,806.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$25,264,072
Gross Unrealized Depreciation	(10,668,246)
Net Unrealized Appreciation	$14,595,826

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.9%
		Communication Services: 3.4%
93,261		Comcast Corp. - Class A	$3,659,562	1.4
11,778	(1)	Meta Platforms, Inc.	1,899,202	0.8
22,116	(1)	T-Mobile US, Inc.	2,975,487	1.2
			8,534,251	3.4
		Consumer Discretionary: 5.6%
2,239	(1)	Booking Holdings, Inc.	3,915,989	1.5
21,709		eBay, Inc.	904,614	0.4
117,759	(1)	General Motors Co.	3,740,026	1.5
102,636	(1)	Las Vegas Sands Corp.	3,447,543	1.4
22,239		Ralph Lauren Corp.	1,993,726	0.8
			14,001,898	5.6
		Consumer Staples: 7.5%
—		Altria Group, Inc.	—	—
48,688		Coca-Cola Co.	3,062,962	1.2
29,925		Colgate-Palmolive Co.	2,398,190	0.9
33,583		Kimberly-Clark Corp.	4,538,742	1.8
49,682		Kraft Heinz Co.	1,894,872	0.8
71,661		Philip Morris International, Inc.	7,075,807	2.8
			18,970,573	7.5
		Energy: 11.1%
43,161		Chevron Corp.	6,248,849	2.5
34,695		ConocoPhillips	3,115,958	1.2
45,973		Devon Energy Corp.	2,533,572	1.0
17,103		Exxon Mobil Corp.	1,464,701	0.6
33,524		Hess Corp.	3,551,532	1.4
125,316		Marathon Oil Corp.	2,817,104	1.1
13,250		Pioneer Natural Resources Co.	2,955,810	1.2
151,183		Suncor Energy, Inc.	5,301,988	2.1
			27,989,514	11.1
		Financials: 20.0%
20,123		Allstate Corp.	2,550,188	1.0
104,961		American International Group, Inc.	5,366,656	2.1
200,279		Bank of America Corp.	6,234,685	2.5
86,033		Citigroup, Inc.	3,956,658	1.6
82,481		Citizens Financial Group, Inc.	2,943,747	1.2
88,819		Fifth Third Bancorp	2,984,318	1.2
11,787		Goldman Sachs Group, Inc.	3,500,975	1.4
213,475		Huntington Bancshares, Inc.	2,568,104	1.0
22,845		JPMorgan Chase & Co.	2,572,576	1.0
16,318		M&T Bank Corp.	2,600,926	1.0
41,917		Metlife, Inc.	2,631,968	1.0
Shares			Value	Percentage of Net Assets
34,763		Morgan Stanley	$2,644,074	1.1
65,964		State Street Corp.	4,066,681	1.6
144,679		Wells Fargo & Co.	5,667,076	2.3
			50,288,632	20.0
		Health Care: 19.5%
12,647		Becton Dickinson & Co.	3,117,865	1.2
41,350		Bristol-Myers Squibb Co.	3,183,950	1.3
55,239		CVS Health Corp.	5,118,446	2.0
31,430		Dentsply Sirona, Inc.	1,122,994	0.5
14,723		Elevance Health, Inc.	7,105,025	2.8
13,528		HCA Healthcare, Inc.	2,273,516	0.9
35,958	(1)	Henry Schein, Inc.	2,759,417	1.1
4,880		Humana, Inc.	2,284,182	0.9
27,870		Johnson & Johnson	4,947,204	2.0
16,940		McKesson Corp.	5,525,997	2.2
22,304		Medtronic PLC	2,001,784	0.8
41,872		Merck & Co., Inc.	3,817,470	1.5
77,782		Sanofi ADR	3,891,433	1.5
20,614		Universal Health Services, Inc.	2,076,036	0.8
			49,225,319	19.5
		Industrials: 12.0%
21,975		Caterpillar, Inc.	3,928,251	1.6
31,738		Eaton Corp. PLC	3,998,671	1.6
47,235		Emerson Electric Co.	3,757,072	1.5
25,536		FedEx Corp.	5,789,266	2.3
35,616		General Electric Co.	2,267,671	0.9
90,574		Johnson Controls International plc	4,336,683	1.7
36,942		Textron, Inc.	2,256,048	0.9
47,281		Westinghouse Air Brake Technologies Corp.	3,880,824	1.5
			30,214,486	12.0
		Information Technology: 10.9%
114,354		Cisco Systems, Inc.	4,876,055	2.0
63,498		Cognizant Technology Solutions Corp.	4,285,480	1.7
127,071	(1)	DXC Technology Co.	3,851,522	1.5
13,755	(1)	F5, Inc.	2,105,065	0.8
40,512		Intel Corp.	1,515,554	0.6
15,061		Microsoft Corp.	3,868,117	1.6
26,006		NXP Semiconductor NV - NXPI - US	3,849,668	1.5
23,668		Qualcomm, Inc.	3,023,350	1.2
			27,374,811	10.9
		Materials: 3.8%
40,334		CF Industries Holdings, Inc.	3,457,834	1.3
36,464		Corteva, Inc.	1,974,161	0.8
101,671		International Paper Co.	4,252,898	1.7
			9,684,893	3.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Real Estate: 0.7%
110,196		Host Hotels & Resorts, Inc.	$1,727,873	0.7
		Utilities: 0.4%
20,626		Exelon Corp.	934,770	0.4
		Total Common Stock (Cost $211,417,323)	238,947,020	94.9
SHORT-TERM INVESTMENTS: 4.6%
		Mutual Funds: 4.6%
11,472,864	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320% (Cost $11,472,864)	11,472,864	4.6
		Total Short-Term Investments (Cost $11,472,864)	11,472,864	4.6
		Total Investments in Securities (Cost $222,890,187)	$250,419,884	99.5
		Assets in Excess of Other Liabilities	1,259,515	0.5
		Net Assets	$251,679,399	100.0

ADR  American Depositary Receipt

(1)  Non-income producing security.

(2)  Rate shown is the 7-day yield as of June 30, 2022.

Geographic Diversification
as of June 30, 2022
(as a percentage of net assets)

United States	89.0%
Canada	2.1%
France	1.5%
Netherlands	1.5%
Ireland	0.8%
Assets in Excess of Other Liabilities*	5.1%
Net Assets	100.0%

*  Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$238,947,020	$—	$—	$238,947,020
Short-Term Investments	11,472,864	—	—	11,472,864
Total Investments, at fair value	$250,419,884	$—	$—	$250,419,884
Other Financial Instruments+
Forward Foreign Currency Contracts	—	8,363	—	8,363
Total Assets	$250,419,884	$8,363	$—	$250,428,247
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(10,174)	$—	$(10,174)
Total Liabilities	$—	$(10,174)	$—	$(10,174)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*  For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

At June 30, 2022, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	86,430	CAD	111,281	CIBC World Markets Corp.	07/22/22	$(20)
USD	114,190	CAD	147,052	CIBC World Markets Corp.	07/22/22	(49)
CAD	241,711	USD	187,091	Deutsche Bank AG	07/22/22	684
CAD	185,108	USD	142,402	Deutsche Bank AG	07/22/22	1,401
CAD	269,347	USD	207,419	Deutsche Bank AG	07/22/22	1,826
CAD	78,957	USD	61,148	Deutsche Bank AG	07/22/22	191
EUR	49,380	USD	51,686	Deutsche Bank AG	07/22/22	126
USD	66,720	CAD	86,001	RBC Capital Markets Corp.	07/22/22	(91)
USD	128,077	EUR	120,796	RBC Capital Markets Corp.	07/22/22	1,334
USD	210,826	CAD	272,639	RBC Capital Markets Corp.	07/22/22	(976)
CAD	152,595	USD	117,090	RBC Capital Markets Corp.	07/22/22	1,454
CAD	133,137	USD	102,744	RBC Capital Markets Corp.	07/22/22	685
USD	1,972,197	EUR	1,888,266	RBC Capital Markets Corp.	07/22/22	(9,038)
USD	3,109,925	CAD	4,002,346	RBC Capital Markets Corp.	07/22/22	662
						$(1,811)

Currency Abbreviations

CAD — Canadian Dollar

EUR — EU Euro

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2022 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$8,363
Total Asset Derivatives		$8,363
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$10,174
Total Liability Derivatives		$10,174

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2022 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$199,335
Total	$199,335
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$45,790
Total	$45,790

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2022:

	CIBC World Markets Corp.	Deutsche Bank AG	RBC Capital Markets Corp.	Totals
Assets:
Forward foreign currency contracts	$—	$4,228	$4,135	$8,363
Total Assets	$—	$4,228	$4,135	$8,363
Liabilities:
Forward foreign currency contracts	$69	$—	$10,105	$10,174
Total Liabilities	$69	$—	$10,105	$10,174
Net OTC derivative instruments by counterparty, at fair value	$(69)	$4,228	$(5,970)	(1,811)
Total collateral pledged by the Portfolio/ (Received from counterparty)	$—	$—	$—	$—
Net Exposure(1)	$(69)	$4,228	$(5,970)	$(1,811)

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $229,757,999.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$38,827,890
Gross Unrealized Depreciation	(18,166,992)
Net Unrealized Appreciation	$20,660,898

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 63.6%
		Communication Services: 4.0%
19,206	(1)	Charter Communications, Inc.	$8,998,587	0.8
268,779		Comcast Corp. - Class A	10,546,888	1.0
106,574	(1)	T-Mobile US, Inc.	14,338,466	1.3
105,501	(1)	Walt Disney Co.	9,959,295	0.9
			43,843,236	4.0
		Consumer Discretionary: 4.8%
76,658	(1)	Amazon.com, Inc.	8,141,846	0.7
4,964	(1)	Booking Holdings, Inc.	8,681,986	0.8
538,437	(1)	General Motors Co.	17,100,759	1.6
192,168	(1)	Las Vegas Sands Corp.	6,454,923	0.6
206,250		TJX Cos., Inc.	11,519,063	1.1
			51,898,577	4.8
		Consumer Staples: 3.4%
245,764		Diageo PLC	10,615,217	1.0
130,770		Philip Morris International, Inc.	12,912,230	1.2
95,176		Sysco Corp.	8,062,359	0.7
191,522	(1)	US Foods Holding Corp.	5,875,895	0.5
			37,465,701	3.4
		Energy: 6.3%
140,140		Canadian Natural Resources Ltd.	7,530,674	0.7
116,039		Chevron Corp.	16,800,126	1.5
238,002		ConocoPhillips	21,374,960	2.0
228,128		Devon Energy Corp.	12,572,134	1.2
43,482		Pioneer Natural Resources Co.	9,699,965	0.9
			67,977,859	6.3
		Financials: 12.1%
77,739		American Express Co.	10,776,180	1.0
341,983		American International Group, Inc.	17,485,591	1.6
572,655		Bank of America Corp.	17,826,750	1.7
151,771		Charles Schwab Corp.	9,588,892	0.9
342,127		Citizens Financial Group, Inc.	12,210,513	1.1
41,698		Goldman Sachs Group, Inc.	12,385,140	1.1
Shares			Value	Percentage of Net Assets
137,659		Morgan Stanley	$10,470,343	1.0
35,948		PNC Financial Services Group, Inc.	5,671,516	0.5
659,947		Wells Fargo & Co.	25,850,124	2.4
43,999		Willis Towers Watson PLC	8,684,963	0.8
			130,950,012	12.1
		Health Care: 12.6%
207,064		Bristol-Myers Squibb Co.	15,943,928	1.4
115,779	(1)	Centene Corp.	9,796,061	0.9
56,520		Cigna Corp.	14,894,151	1.4
93,851		CVS Health Corp.	8,696,234	0.8
17,436		Elevance Health, Inc.	8,414,265	0.8
376,808		GSK PLC	8,120,818	0.8
40,775		Johnson & Johnson	7,237,970	0.6
35,699		McKesson Corp.	11,645,371	1.1
136,184		Medtronic PLC	12,222,514	1.1
175,778		Merck & Co., Inc.	16,025,680	1.5
107,544		Sanofi	10,845,435	1.0
64,323		Universal Health Services, Inc.	6,477,969	0.6
59,656		Zimmer Biomet Holdings, Inc.	6,267,459	0.6
			136,587,855	12.6
		Industrials: 7.9%
429,481		CSX Corp.	12,480,718	1.1
78,909		Emerson Electric Co.	6,276,422	0.6
73,883		Ferguson PLC	8,179,587	0.8
14,925		General Dynamics Corp.	3,302,156	0.3
235,427		Johnson Controls International plc	11,272,245	1.0
43,209		Parker Hannifin Corp.	10,631,574	1.0
62,835		Quanta Services, Inc.	7,875,739	0.7
144,593		Raytheon Technologies Corp.	13,896,833	1.3
193,383		Textron, Inc.	11,809,900	1.1
			85,725,174	7.9
		Information Technology: 8.0%
299,687		Cisco Systems, Inc.	12,778,654	1.2
291,635		Cognizant Technology Solutions Corp.	19,682,446	1.8
79,794	(1)	Fiserv, Inc.	7,099,272	0.7

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Information Technology (continued)
248,624			Intel Corp.	$9,301,024	0.9
11,040			Lam Research Corp.	4,704,696	0.4
42,671			NXP Semiconductor NV - NXPI - US	6,316,588	0.6
98,282	(1)		PayPal Holdings, Inc.	6,864,015	0.6
63,084			Qualcomm, Inc.	8,058,350	0.7
61,692	(1)		Splunk, Inc.	5,457,274	0.5
54,643			TE Connectivity Ltd.	6,182,856	0.6
				86,445,175	8.0
			Materials: 1.6%
295,981			Barrick Gold Corp.	5,235,904	0.5
229,825			Corteva, Inc.	12,442,725	1.1
				17,678,629	1.6
			Real Estate: 1.5%
221,912	(1)		CBRE Group, Inc.	16,334,942	1.5
			Utilities: 1.4%
68,172			American Electric Power Co., Inc.	6,540,422	0.6
101,131			Exelon Corp.	4,583,257	0.4
96,440			FirstEnergy Corp.	3,702,331	0.4
				14,826,010	1.4
			Total Common Stock (Cost $591,247,884)	689,733,170	63.6
PREFERRED STOCK: 1.0%
			Energy: 0.6%
140,612	(1	),(2)	El Paso Energy Capital Trust I	6,531,428	0.6
			Financials: 0.4%
75,900	(1)		AMG Capital Trust II	3,795,000	0.4
4,000	(1	),(2),(3)	Wells Fargo & Co.	94,960	0.0
				3,889,960	0.4
			Total Preferred Stock (Cost $10,847,296)	10,421,388	1.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 12.7%
		Basic Materials: 0.1%
195,000		International Paper Co., 6.000%, 11/15/2041	$202,831	0.0
441,000	(4)	LYB Finance Co. BV, 8.100%, 03/15/2027	504,794	0.1
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	172,892	0.0
211,000		Sherwin-Williams Co/The, 4.500%, 06/01/2047	187,290	0.0
			1,067,807	0.1
		Communications: 1.4%
2,307,000		Amazon.com, Inc., 2.875%, 05/12/2041	1,849,465	0.2
455,000		America Movil SAB de CV, 4.375%, 07/16/2042	413,729	0.0
125,000		AT&T, Inc., 3.500%, 09/15/2053	94,961	0.0
334,000		AT&T, Inc., 3.550%, 09/15/2055	250,802	0.0
533,000		AT&T, Inc., 4.300%, 02/15/2030	520,580	0.1
559,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	561,056	0.1
171,000		Comcast Corp., 2.887%, 11/01/2051	122,382	0.0
283,000		Comcast Corp., 2.937%, 11/01/2056	197,232	0.0
1,119,000		Comcast Corp., 3.150%, 03/01/2026	1,091,061	0.1
910,000		Comcast Corp., 3.900%, 03/01/2038	824,447	0.1
1,055,000		Comcast Corp., 4.150%, 10/15/2028	1,053,084	0.1
188,000	(4)	Cox Communications, Inc., 2.950%, 10/01/2050	124,840	0.0

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Communications (continued)
373,000		Discovery Communications LLC, 4.900%, 03/11/2026	$375,104	0.0
559,000		Omnicom Group, Inc. / Omnicom Capital, Inc., 3.600%, 04/15/2026	543,721	0.1
373,000		Paramount Global, 4.000%, 01/15/2026	364,335	0.0
910,000		Rogers Communications, Inc., 4.300%, 02/15/2048	763,445	0.1
415,000		Rogers Communications, Inc., 4.500%, 03/15/2043	357,595	0.0
390,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	344,856	0.0
860,000		Telefonica Emisiones SAU, 5.213%, 03/08/2047	763,939	0.1
1,025,000	(4)	T-Mobile USA, Inc., 2.700%, 03/15/2032	861,200	0.1
714,000	(4)	T-Mobile USA, Inc., 3.400%, 10/15/2052	528,876	0.1
373,000		TWDC Enterprises 18 Corp., 3.000%, 02/13/2026	362,454	0.0
1,305,000		Verizon Communications, Inc., 3.376%, 02/15/2025	1,296,937	0.1
539,000		Verizon Communications, Inc., 3.400%, 03/22/2041	439,736	0.0
1,350,000		Walt Disney Co/The, 3.000%, 09/15/2022	1,351,696	0.1
			15,457,533	1.4
		Consumer, Cyclical: 0.9%
453,221		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 04/01/2028	393,407	0.0
Principal Amount†			Value	Percentage of Net Assets
1,470,000		American Honda Finance Corp., 2.050%, 01/10/2023	$1,461,571	0.1
595,000		Dollar General Corp., 3.250%, 04/15/2023	592,256	0.1
563,000		General Motors Co., 6.600%, 04/01/2036	570,980	0.1
713,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	714,988	0.1
546,000		Honda Motor Co. Ltd., 2.967%, 03/10/2032	489,216	0.0
473,000		Lowe's Cos, Inc., 4.250%, 04/01/2052	410,681	0.0
1,640,000	(4)	Magallanes, Inc., 3.788%, 03/15/2025	1,593,459	0.1
796,000	(4)	Magallanes, Inc., 5.050%, 03/15/2042	678,457	0.1
989,000	(4)	Magallanes, Inc., 5.141%, 03/15/2052	831,411	0.1
740,000		Starbucks Corp., 3.550%, 08/15/2029	695,527	0.1
222,813		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	218,874	0.0
562,296		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	536,403	0.0
500,338		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	458,181	0.0
737,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	678,318	0.1
			10,323,729	0.9
		Consumer, Non-cyclical: 1.3%
1,299,000		AbbVie, Inc., 4.050%, 11/21/2039	1,160,547	0.1
1,137,000		AbbVie, Inc., 4.500%, 05/14/2035	1,105,286	0.1

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Consumer, Non-cyclical (continued)
185,000		AbbVie, Inc., 4.850%, 06/15/2044	$177,163	0.0
1,273,000		Altria Group, Inc., 5.800%, 02/14/2039	1,158,784	0.1
1,475,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	1,415,472	0.1
216,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	203,421	0.0
498,000	(4)	Bayer US Finance II LLC, 4.375%, 12/15/2028	485,463	0.1
218,000		Becton Dickinson & Co., 4.875%, 05/15/2044	198,947	0.0
654,000		Bristol-Myers Squibb Co., 4.125%, 06/15/2039	625,837	0.1
107,000		Cigna Corp., 4.800%, 08/15/2038	104,265	0.0
620,000		CVS Health Corp., 3.375%, 08/12/2024	616,711	0.1
370,350		CVS Pass-Through Trust, 6.036%, 12/10/2028	380,241	0.0
1,975,000		Gilead Sciences, Inc., 3.250%, 09/01/2022	1,975,000	0.2
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	95,711	0.0
300,000	(4)	GSK Consumer Healthcare Capital US LLC, 4.000%, 03/24/2052	257,620	0.0
1,232,000	(4)	Heineken NV, 3.500%, 01/29/2028	1,189,305	0.1
240,000		Ingredion, Inc., 6.625%, 04/15/2037	274,492	0.0
423,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	376,521	0.0
Principal Amount†			Value	Percentage of Net Assets
92,000		Mead Johnson Nutrition Co., 4.125%, 11/15/2025	$93,037	0.0
413,000		Medtronic, Inc., 4.375%, 03/15/2035	412,534	0.1
513,000		Molson Coors Beverage Co., 4.200%, 07/15/2046	422,269	0.1
275,000		Philip Morris International, Inc., 3.600%, 11/15/2023	275,954	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/2043	731,243	0.1
155,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	135,397	0.0
79,000		Zoetis, Inc., 4.700%, 02/01/2043	75,772	0.0
			13,946,992	1.3
		Energy: 1.3%
927,000		BP Capital Markets America, Inc., 2.939%, 06/04/2051	664,838	0.1
612,000	(4)	Cameron LNG LLC, 3.701%, 01/15/2039	517,055	0.0
978,000		Chevron Corp., 2.954%, 05/16/2026	954,900	0.1
392,000		ConocoPhillips Co., 4.150%, 11/15/2034	364,453	0.0
182,000		Energy Transfer L.P., 4.200%, 09/15/2023	182,352	0.0
570,000		Energy Transfer L.P., 4.900%, 03/15/2035	512,057	0.0
723,000		Energy Transfer L.P., 5.000%, 05/15/2050	616,337	0.1
835,000		Energy Transfer L.P., 5.300%, 04/01/2044	725,853	0.1
833,000		Enterprise Products Operating LLC, 4.250%, 02/15/2048	702,475	0.1

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Energy (continued)
564,000	Exxon Mobil Corp., 2.709%, 03/06/2025	$552,387	0.0
1,128,000	Exxon Mobil Corp., 3.043%, 03/01/2026	1,108,352	0.1
902,000	Kinder Morgan, Inc., 4.300%, 06/01/2025	898,696	0.1
700,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	685,176	0.1
2,340,000	MPLX L.P., 4.500%, 07/15/2023	2,347,368	0.2
973,000	MPLX L.P., 4.500%, 04/15/2038	854,728	0.1
1,128,000	Shell International Finance BV, 3.250%, 05/11/2025	1,115,685	0.1
858,000	Spectra Energy Partners L.P., 4.500%, 03/15/2045	748,326	0.1
215,000	Texas Eastern Transmission L.P., 7.000%, 07/15/2032	244,570	0.0
507,000	Valero Energy Corp., 4.000%, 06/01/2052	405,589	0.0
		14,201,197	1.3
	Financial: 4.8%
391,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041	282,369	0.0
231,000	Air Lease Corp., 3.000%, 09/15/2023	225,941	0.0
1,870,000	Air Lease Corp., 4.250%, 09/15/2024	1,836,591	0.2
885,000	Aircastle Ltd., 4.400%, 09/25/2023	873,966	0.1
410,000	Allstate Corp./The, 3.280%, 12/15/2026	402,054	0.0
393,000	American Equity Investment Life Holding Co., 5.000%, 06/15/2027	388,340	0.0
Principal Amount†			Value	Percentage of Net Assets
2,380,000		American Express Co., 3.375%, 05/03/2024	$2,365,069	0.2
543,000		American Express Co., 3.625%, 12/05/2024	540,278	0.0
831,000		American Tower Corp., 1.600%, 04/15/2026	743,762	0.1
440,000	(4)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	434,530	0.0
285,000	(4)	Athene Global Funding, 2.750%, 06/25/2024	275,462	0.0
1,128,000		Athene Holding Ltd., 3.450%, 05/15/2052	776,825	0.1
1,095,000	(4)	Aviation Capital Group LLC, 4.875%, 10/01/2025	1,062,863	0.1
834,000	(3)	Bank of America Corp., 2.572%, 10/20/2032	688,758	0.1
720,000		Bank of America Corp., 3.248%, 10/21/2027	677,442	0.1
725,000	(4)	BBVA Bancomer SA/Texas, 4.375%, 04/10/2024	721,031	0.1
1,760,000		Brighthouse Financial, Inc., 3.850%, 12/22/2051	1,200,286	0.1
765,000		Brookfield Asset Management, Inc., 4.000%, 01/15/2025	762,057	0.1
1,140,000		Capital One Financial Corp., 3.200%, 01/30/2023	1,140,886	0.1
630,000	(3)	Citigroup, Inc., 3.668%, 07/24/2028	595,291	0.1
1,930,000		Citigroup, Inc., 4.000%, 08/05/2024	1,925,937	0.2
520,000		Citigroup, Inc., 4.750%, 05/18/2046	465,386	0.0
260,000		Citigroup, Inc., 5.300%, 05/06/2044	249,565	0.0
560,000		Citigroup, Inc., 6.675%, 09/13/2043	629,346	0.1

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Financial (continued)
472,000	(4)	Credit Suisse AG, 6.500%, 08/08/2023	$473,180	0.0
1,348,000		Crown Castle International Corp., 2.500%, 07/15/2031	1,104,512	0.1
60,000		Crown Castle International Corp., 4.750%, 05/15/2047	54,327	0.0
1,013,000		CubeSmart L.P., 2.500%, 02/15/2032	823,829	0.1
2,088,000	(4)	Delaware Life Global Funding, 2.662%, 06/29/2026	1,903,454	0.2
620,000		Discover Bank, 3.350%, 02/06/2023	620,170	0.1
2,275,000		EPR Properties, 4.750%, 12/15/2026	2,139,635	0.2
820,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	814,996	0.1
307,000	(3)	Goldman Sachs Group, Inc./The, 2.908%, 07/21/2042	224,684	0.0
755,000	(4)	Guardian Life Global Funding, 2.900%, 05/06/2024	744,549	0.1
1,790,000	(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,708,827	0.2
620,000	(4)	Jackson National Life Global Funding, 3.250%, 01/30/2024	613,793	0.1
550,000	(5)	JPMorgan Chase & Co., 3.200%, 06/15/2026	531,632	0.0
1,270,000	(3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,189,211	0.1
1,270,000	(3)	JPMorgan Chase & Co., 3.897%, 01/23/2049	1,074,802	0.1
675,000	(3)	JPMorgan Chase & Co., 4.260%, 02/22/2048	603,525	0.1
665,000	(3)	JPMorgan Chase & Co., 5.597%, 12/31/2199	624,269	0.1
Principal Amount†			Value	Percentage of Net Assets
1,210,000		Kimco Realty Corp., 3.200%, 04/01/2032	$1,058,725	0.1
443,000	(4)	KKR Group Finance Co. III LLC, 5.125%, 06/01/2044	423,665	0.0
1,059,000	(4)	KKR Group Finance Co. XII LLC, 4.850%, 05/17/2032	1,046,825	0.1
950,000	(4)	Liberty Mutual Group, Inc., 3.950%, 05/15/2060	685,462	0.1
587,000		Lifestorage L.P./CA, 3.500%, 07/01/2026	561,967	0.0
285,000		Markel Corp., 5.000%, 03/30/2043	271,388	0.0
525,000		Markel Corp., 5.000%, 05/20/2049	503,133	0.0
2,360,000	(4)	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	2,368,160	0.2
1,040,000		Morgan Stanley, 4.000%, 07/23/2025	1,040,627	0.1
1,000,000	(4)	Nationwide Financial Services, Inc., 5.300%, 11/18/2044	965,773	0.1
590,000		PartnerRe Finance B LLC, 3.700%, 07/02/2029	561,319	0.0
755,000		PNC Financial Services Group, Inc./The, 3.450%, 04/23/2029	705,154	0.1
1,780,000	(4)	Protective Life Global Funding, 2.615%, 08/22/2022	1,779,100	0.2
200,000		Regency Centers L.P., 2.950%, 09/15/2029	175,984	0.0
300,000		Regency Centers L.P., 4.650%, 03/15/2049	268,931	0.0
259,000		Reinsurance Group of America, Inc., 4.700%, 09/15/2023	261,358	0.0
805,000	(4)	Societe Generale SA, 5.000%, 01/17/2024	808,811	0.1
See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Financial (continued)
670,000		Synchrony Financial, 3.950%, 12/01/2027	$611,396	0.1
445,000		Travelers Cos, Inc., 4.600%, 08/01/2043	423,694	0.0
585,000	(4)	UBS Group AG, 4.125%, 04/15/2026	576,736	0.1
410,000		US Bancorp, 3.100%, 04/27/2026	395,697	0.0
965,000		Wells Fargo & Co., 3.550%, 09/29/2025	949,226	0.1
470,000		Wells Fargo & Co., 4.100%, 06/03/2026	463,133	0.0
300,000		Wells Fargo & Co., 4.650%, 11/04/2044	270,460	0.0
315,000		Willis North America, Inc., 3.600%, 05/15/2024	310,496	0.0
			52,000,650	4.8
		Industrial: 1.0%
970,000		Avnet, Inc., 4.625%, 04/15/2026	976,580	0.1
1,585,000		Boeing Co/The, 5.805%, 05/01/2050	1,458,649	0.2
700,000		Burlington Northern Santa Fe LLC, 3.850%, 09/01/2023	704,437	0.1
381,000		Canadian Pacific Railway Co., 3.000%, 12/02/2041	298,698	0.0
330,000		CSX Corp., 5.500%, 04/15/2041	345,660	0.0
295,000		FedEx Corp., 4.900%, 01/15/2034	295,253	0.0
461,000		Honeywell International, Inc., 0.483%, 08/19/2022	459,981	0.1
500,000		Lockheed Martin Corp., 4.150%, 06/15/2053	467,706	0.1
459,000		Norfolk Southern Corp., 3.400%, 11/01/2049	362,009	0.0
Principal Amount†			Value	Percentage of Net Assets
285,000		Precision Castparts Corp., 2.500%, 01/15/2023	$285,027	0.0
345,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	329,682	0.0
262,000		Rockwell Automation, Inc., 1.750%, 08/15/2031	213,727	0.0
2,370,000	(4)	Siemens Financieringsmaatschappij NV, 0.400%, 03/11/2023	2,328,250	0.2
970,000		Union Pacific Corp., 3.200%, 05/20/2041	793,039	0.1
157,000		Union Pacific Corp., 3.646%, 02/15/2024	157,273	0.0
375,000		Union Pacific Corp., 3.839%, 03/20/2060	314,002	0.0
730,000		Union Pacific Corp., 4.150%, 01/15/2045	644,933	0.1
330,000		United Parcel Service, Inc., 3.400%, 11/15/2046	275,909	0.0
			10,710,815	1.0
		Technology: 1.2%
435,000		Apple, Inc., 3.350%, 02/09/2027	432,564	0.0
1,030,000	(4)	Broadcom, Inc., 3.469%, 04/15/2034	839,652	0.1
242,000		Dell International LLC / EMC Corp., 5.450%, 06/15/2023	244,520	0.0
2,025,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	2,105,590	0.2
9,000		Dell International LLC / EMC Corp., 8.350%, 07/15/2046	11,231	0.0
1,630,000		Fiserv, Inc., 3.800%, 10/01/2023	1,631,550	0.2
1,385,000		International Business Machines Corp., 2.875%, 11/09/2022	1,386,960	0.1

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Technology (continued)
1,152,000		Marvell Technology, Inc., 2.450%, 04/15/2028	$1,006,633	0.1
170,000		Micron Technology, Inc., 3.366%, 11/01/2041	123,471	0.0
200,000		Micron Technology, Inc., 4.663%, 02/15/2030	191,992	0.0
649,000		Microsoft Corp., 3.500%, 02/12/2035	622,954	0.1
795,000		NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	811,003	0.1
985,000		Oracle Corp., 3.600%, 04/01/2040	737,643	0.1
1,000,000		Salesforce, Inc., 2.700%, 07/15/2041	774,751	0.1
341,000		Take-Two Interactive Software, Inc., 3.700%, 04/14/2027	331,317	0.0
285,000		Texas Instruments, Inc., 2.625%, 05/15/2024	282,610	0.0
1,441,000		VMware, Inc., 1.000%, 08/15/2024	1,349,448	0.1
502,000		Workday, Inc., 3.500%, 04/01/2027	480,470	0.0
			13,364,359	1.2
		Utilities: 0.7%
620,000	(4)	Electricite de France SA, 4.875%, 01/22/2044	525,428	0.0
345,000		Georgia Power Co., 3.700%, 01/30/2050	274,688	0.0
989,000		National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	862,351	0.1
2,410,000		NextEra Energy Capital Holdings, Inc., 0.650%, 03/01/2023	2,369,458	0.2
Principal Amount†			Value	Percentage of Net Assets
703,000		NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	$679,333	0.1
760,000		NiSource, Inc., 4.375%, 05/15/2047	670,451	0.1
605,000		Oglethorpe Power Corp., 4.550%, 06/01/2044	534,402	0.1
667,000		Sempra Energy, 3.800%, 02/01/2038	564,042	0.1
529,000		Xcel Energy, Inc., 0.500%, 10/15/2023	509,289	0.0
274,000		Xcel Energy, Inc., 3.500%, 12/01/2049	217,480	0.0
			7,206,922	0.7
		Total Corporate Bonds/Notes (Cost $148,948,968)	138,280,004	12.7
MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
313,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/2057	376,047	0.0
		Total Municipal Bonds (Cost $313,000)	376,047	0.0
U.S. TREASURY OBLIGATIONS: 8.6%
		U.S. Treasury Bonds: 0.6%
1,300,500	(5)	2.250%,02/15/2052	1,070,677	0.1
5,113,700		3.250%,05/15/2042	4,992,250	0.5
425,000		4.500%,02/15/2036	499,956	0.0
			6,562,883	0.6
		U.S. Treasury Notes: 8.0%
11,135,000	(5)	2.500%,05/31/2024	11,035,394	1.0
26,377,200		2.625%,05/31/2027	25,881,597	2.4
20,656,000		2.750%,05/31/2029	20,252,562	1.8
26,887,000		2.875%,06/15/2025	26,781,973	2.5
3,008,900		2.875%,05/15/2032	2,975,520	0.3
			86,927,046	8.0
		Total U.S. Treasury Obligations (Cost $93,966,351)	93,489,929	8.6
CONVERTIBLE BONDS/NOTES: 10.0%
		Communications: 3.8%
438,000	(5)	Booking Holdings, Inc., 0.750%, 05/01/2025	527,264	0.1

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Communications (continued)
2,761,000		Cable One, Inc., 1.125%, 03/15/2028	$2,327,523	0.2
5,339,000	(6)	Cable One, Inc., 5.190%, 03/15/2026	4,426,031	0.4
7,840,000		DISH Network Corp., 3.375%, 08/15/2026	5,315,520	0.5
2,642,000	(4)	Liberty Broadband Corp., 1.250%, 09/30/2050	2,480,838	0.2
2,950,000		Liberty Latin America Ltd., 2.000%, 07/15/2024	2,568,344	0.2
9,559,000		Liberty Media Corp., 1.375%, 10/15/2023	11,236,605	1.0
673,000		Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/2023	1,163,196	0.1
2,501,000		Mandiant, Inc., 1.000%, 06/01/2035	2,497,187	0.2
3,298,000		Shopify, Inc., 0.125%, 11/01/2025	2,762,075	0.3
3,989,000		Trip.com Group Ltd., 1.250%, 09/15/2022	3,959,083	0.4
2,009,000	(6)	Twitter, Inc., 3.190%, 03/15/2026	1,788,136	0.2
			41,051,802	3.8
		Consumer, Cyclical: 0.6%
2,264,000		Live Nation Entertainment, Inc., 2.500%, 03/15/2023	2,933,238	0.3
3,881,000	(6)	Peloton Interactive, Inc., 13.350%, 02/15/2026	2,464,222	0.2
1,154,000		Spirit Airlines, Inc., 1.000%, 05/15/2026	1,046,101	0.1
			6,443,561	0.6
		Consumer, Non-cyclical: 1.5%
4,310,000		Integra LifeSciences Holdings Corp., 0.500%, 08/15/2025	4,056,572	0.4
Principal Amount†				Value	Percentage of Net Assets
1,699,000			Jazz Investments I Ltd., 2.000%, 06/15/2026	$2,000,572	0.2
2,257,000	(5)		Neurocrine Biosciences, Inc., 2.250%, 05/15/2024	2,996,167	0.3
2,948,000			Pacira BioSciences, Inc., 0.750%, 08/01/2025	3,060,024	0.3
1,323,000			Supernus Pharmaceuticals, Inc., 0.625%, 04/01/2023	1,290,752	0.1
633,000	(4)		Tandem Diabetes Care, Inc., 1.500%, 05/01/2025	589,323	0.0
3,735,000			Teladoc Health, Inc., 1.250%, 06/01/2027	2,754,563	0.2
				16,747,973	1.5
5,066,000	(6)		Airbnb, Inc., 4.950%, 03/15/2026	4,235,176	0.4
4,073,000			Block, Inc., 0.125%, 03/01/2025	3,838,803	0.4
3,997,000			Halozyme Therapeutics, Inc., 0.250%, 03/01/2027	3,546,051	0.3
1,697,000	(5)		JetBlue Airways Corp., 0.500%, 04/01/2026	1,256,628	0.1
870,000			John Bean Technologies Corp., 0.250%, 05/15/2026	805,620	0.1
3,226,000			Snap, Inc., 0.750%, 08/01/2026	3,070,346	0.3
338,000			TripAdvisor, Inc., 0.250%, 04/01/2026	259,415	0.0
			Financial: 0.4%
2,241,000			BofA Finance LLC, 0.125%, 09/01/2022	2,242,120	0.2
3,689,000	(5	),(6)	Redfin Corp., 17.060%, 10/15/2025	2,196,698	0.2
				4,438,818	0.4
			Technology: 2.1%
5,205,000	(5	),(6)	Dropbox, Inc., 2.740%, 03/01/2026	4,713,128	0.4

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Technology (continued)
6,383,000	(5)	Microchip Technology, Inc., 0.125%, 11/15/2024	$6,383,000	0.6
7,770,000		Splunk, Inc., 1.125%, 06/15/2027	6,449,100	0.6
3,012,000		Western Digital Corp., 1.500%, 02/01/2024	2,876,460	0.3
2,170,000	(4)	Wolfspeed, Inc., 0.250%, 02/15/2028	1,806,525	0.2
			22,228,213	2.1
		Total Convertible Bonds/Notes (Cost $114,978,411)	107,922,406	10.0
EQUITY-LINKED NOTES: 0.6%
		Financial: 0.6%
6,746,000	(7)	GS Finance Corp (Guarantor: The Goldman Sachs Group, Inc.), Exchangeable Basket (Basket of 5 Common Stocks), 0.250%, 07/08/2024	6,768,262	0.6
		Total Equity- Linked Notes (Cost $6,746,000)	6,768,262	0.6
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
		Federal National Mortgage Association: 0.1%(8)
915,000		6.625%,11/15/2030	1,131,465	0.1
		Total U.S. Government Agency Obligations (Cost $997,367)	1,131,465	0.1
		Total Long-Term Investments (Cost $968,045,277)	1,048,122,671	96.6
SHORT-TERM INVESTMENTS: 5.8%
		Commercial Paper: 0.1%
731,000	(9)	Liberty Street Funding LLC, 1.550%, 07/01/2022 (Cost $730,968)	730,968	0.1
Principal Amount†			Value	Percentage of Net Assets
		Repurchase Agreements: 1.7%
4,550,259	(9)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $4,550,452, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,641,264, due 08/01/22- 01/20/68)	$4,550,259	0.4
2,194,986	(9)	Citadel Securities LLC, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $2,195,079, collateralized by various U.S. Government Securities, 0.000%-7.250%, Market Value plus accrued interest $2,238,999, due 07/21/22- 05/15/52)	2,194,986	0.2
3,642,333	(9)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $3,642,488, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,715,180, due 07/31/22- 07/01/52)	3,642,333	0.3

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Repurchase Agreements (continued)
6,010,894	(9)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $6,011,149, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $6,131,112, due 08/16/22- 05/20/52)	$6,010,894	0.6
2,572,770	(9)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $2,572,879, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,624,229, due 01/15/25- 02/15/51)	2,572,770	0.2
		Total Repurchase Agreements (Cost $18,971,242)	18,971,242	1.7
		Time Deposits: 0.4%
620,000	(9)	Barclays Bank PLC, 1.590%, 07/01/2022	620,000	0.0
580,000	(9)	Landesbank Baden- Wurttemberg, 1.570%, 07/01/2022	580,000	0.0
620,000	(9)	Mizuho Bank Ltd., 1.570%, 07/01/2022	620,000	0.1
620,000	(9)	Royal Bank of Canada, 1.570%, 07/01/2022	620,000	0.1
Principal Amount†				Value	Percentage of Net Assets
620,000	(9)		Skandinaviska Enskilda Banken AB, 1.560%, 07/01/2022	$620,000	0.1
620,000	(9)		Societe Generale, 1.550%, 07/01/2022	620,000	0.1
610,000	(9)		Toronto-Dominion Bank, 1.560%, 07/01/2022	610,000	0.0
			Total Time Deposits (Cost $4,290,000)	4,290,000	0.4
Shares				Value	Percentage of Net Assets
			Mutual Funds: 3.6%
37,867,768	(9	),(10)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320%	37,867,768	3.5
644,000	(9	),(10)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.380%	644,000	0.0
749,000	(9	),(10)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%	749,000	0.1
			Total Mutual Funds (Cost $39,260,768)	39,260,768	3.6
			Total Short-Term Investments (Cost $63,252,978)	63,252,978	5.8
			Total Investments in Securities (Cost $1,031,298,255)	$1,111,375,649	102.4
			Liabilities in Excess of Other Assets	(26,222,920)	(2.4)
			Net Assets	$1,085,152,729	100.0

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  Non-income producing security.

(2)  Preferred Stock may be called prior to convertible date.

(3)  Variable rate security. Rate shown is the rate in effect as of June 30, 2022.

(4)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(5)  Security, or a portion of the security, is on loan.

(6)  Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2022.

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

(7)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(8)  The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(9)  All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(10)  Rate shown is the 7-day yield as of June 30, 2022.

Geographic Diversification
as of June 30, 2022
(as a percentage of net assets)

United States	86.6%
United Kingdom	3.6%
Canada	1.7%
Ireland	1.1%
France	1.1%
Netherlands	1.0%
Bermuda	0.5%
China	0.4%
Japan	0.2%
Mexico	0.1%
Countries between 0.0% - 0.1%^	0.3%
Assets in Excess of Other Liabilities*	3.4%
Net Assets	100.0%

^  Includes 4 countries, which each represents 0.0% - 0.1% of net assets.

*  Includes short-term investments.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$43,843,236	$—	$—	$43,843,236
Consumer Discretionary	51,898,577	—	—	51,898,577
Consumer Staples	26,850,484	10,615,217	—	37,465,701
Energy	67,977,859	—	—	67,977,859
Financials	130,950,012	—	—	130,950,012
Health Care	117,621,602	18,966,253	—	136,587,855
Industrials	85,725,174	—	—	85,725,174
Information Technology	86,445,175	—	—	86,445,175
Materials	17,678,629	—	—	17,678,629
Real Estate	16,334,942	—	—	16,334,942
Utilities	14,826,010	—	—	14,826,010
Total Common Stock	660,151,700	29,581,470	—	689,733,170
Preferred Stock	10,421,388	—	—	10,421,388
Corporate Bonds/Notes	—	138,280,004	—	138,280,004
Municipal Bonds	—	376,047	—	376,047
Convertible Bonds/Notes	—	107,922,406	—	107,922,406
U.S. Government Agency Obligations	—	1,131,465	—	1,131,465
Equity-Linked Notes	—	—	6,768,262	6,768,262
U.S. Treasury Obligations	—	93,489,929	—	93,489,929
Short-Term Investments	39,260,768	23,992,210	—	63,252,978
Total Investments, at fair value	$709,833,856	$394,773,531	$6,768,262	$1,111,375,649
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$768,864	$—	$768,864
Total Assets	$709,833,856	$395,542,395	$6,768,262	$1,112,144,513
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(149,582)	$—	$(149,582)
Total Liabilities	$—	$(149,582)	$—	$(149,582)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

At June 30, 2022, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	78,238	USD	82,593	State Street Bank and Trust Co.	07/01/22	$(603)
USD	120,179	EUR	113,993	State Street Bank and Trust Co.	07/01/22	720
USD	550,877	GBP	448,394	State Street Bank and Trust Co.	07/01/22	5,047
GBP	298,421	USD	363,249	State Street Bank and Trust Co.	07/01/22	19
USD	112,316	EUR	106,468	State Street Bank and Trust Co.	07/01/22	742
USD	518,233	GBP	422,184	State Street Bank and Trust Co.	07/01/22	4,308
USD	410,813	EUR	387,965	State Street Bank and Trust Co.	07/01/22	4,243
EUR	212,370	USD	221,976	State Street Bank and Trust Co.	07/01/22	578
USD	328,606	GBP	263,151	State Street Bank and Trust Co.	07/01/22	8,272
USD	117,147	EUR	109,308	State Street Bank and Trust Co.	07/01/22	2,597
EUR	256,103	USD	275,322	State Street Bank and Trust Co.	07/01/22	(6,938)
USD	160,494	EUR	151,569	State Street Bank and Trust Co.	07/01/22	1,657
EUR	108,527	USD	113,268	State Street Bank and Trust Co.	07/01/22	463
EUR	168,647	USD	177,608	State Street Bank and Trust Co.	07/01/22	(873)
GBP	257,403	USD	323,624	State Street Bank and Trust Co.	07/01/22	(10,288)
USD	158,705	CAD	199,412	State Street Bank and Trust Co.	07/05/22	3,786
USD	172,666	CAD	223,050	State Street Bank and Trust Co.	07/05/22	(617)
USD	248,616	CAD	318,449	State Street Bank and Trust Co.	07/05/22	1,219
USD	6,308,826	CAD	8,071,134	State Street Bank and Trust Co.	07/05/22	38,532
CAD	379,430	USD	291,916	State Street Bank and Trust Co.	07/05/22	2,855
CAD	133,281	USD	104,444	State Street Bank and Trust Co.	07/05/22	(900)
CAD	290,089	USD	224,564	State Street Bank and Trust Co.	07/05/22	800
CAD	338,798	USD	268,049	State Street Bank and Trust Co.	07/05/22	(4,844)
CAD	143,455	USD	114,535	State Street Bank and Trust Co.	07/05/22	(3,087)
CAD	528,037	USD	405,245	State Street Bank and Trust Co.	07/05/22	4,976
CAD	187,203	USD	145,341	State Street Bank and Trust Co.	07/05/22	94
CAD	348,973	USD	269,483	State Street Bank and Trust Co.	07/05/22	1,626
CAD	225,865	USD	174,939	State Street Bank and Trust Co.	07/05/22	531
USD	139,103	CAD	174,995	State Street Bank and Trust Co.	07/05/22	3,153
USD	128,550	CAD	163,804	State Street Bank and Trust Co.	07/05/22	1,294
USD	238,880	CAD	302,171	State Street Bank and Trust Co.	07/05/22	4,130
USD	218,581	CAD	282,237	State Street Bank and Trust Co.	07/05/22	(683)
CAD	370,338	USD	285,197	State Street Bank and Trust Co.	07/05/22	2,510
USD	338,922	CAD	435,135	State Street Bank and Trust Co.	07/29/22	886
USD	251,884	CAD	324,775	State Street Bank and Trust Co.	07/29/22	(418)
USD	20,887	GBP	17,079	State Street Bank and Trust Co.	07/29/22	88
GBP	11,706,584	USD	14,305,445	The Bank of New York Mellon	07/01/22	(55,018)
EUR	8,032,730	USD	8,470,514	The Bank of New York Mellon	07/01/22	(52,579)
USD	8,563,653	EUR	7,987,313	The Bank of New York Mellon	07/01/22	193,314
USD	13,907,565	GBP	11,128,678	The Bank of New York Mellon	07/01/22	360,622
CAD	6,789,783	USD	5,287,581	The Bank of New York Mellon	07/05/22	(12,734)
USD	8,485,463	EUR	8,032,730	The Bank of New York Mellon	07/29/22	53,237
USD	5,287,091	CAD	6,789,783	The Bank of New York Mellon	07/29/22	12,432
USD	14,310,924	GBP	11,706,584	The Bank of New York Mellon	07/29/22	54,133
						$619,282

Currency Abbreviations

CAD — Canadian Dollar

EUR — EU Euro

GBP — British Pound

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2022 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$768,864
Total Asset Derivatives		$768,864
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$149,582
Total Liability Derivatives		$149,582

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2022 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$1,298,721
Total	$1,298,721
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$1,024,586
Total	$1,024,586

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2022:

	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$95,126	$673,738	$768,864
Total Assets	$95,126	$673,738	$768,864
Liabilities:
Forward foreign currency contracts	$29,251	$120,331	$149,582
Total Liabilities	$29,251	$120,331	$149,582
Net OTC derivative instruments by counterparty, at fair value	$65,875	$553,407	$619,282
Total collateral pledged by the Portfolio/ (Received from counterparty)	$—	$—	$—
Net Exposure(1)	$65,875	$553,407	$619,282

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,035,929,858.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$148,779,050
Gross Unrealized Depreciation	(72,711,109)
Net Unrealized Appreciation	$76,067,941

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
GLOBAL PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED)

Shares				Value	Percentage of Net Assets
COMMON STOCK: 99.3%
			Brazil: 0.2%
241,093	(1)		StoneCo Ltd.	$1,856,416	0.2
			China: 5.8%
860,717			JD.com, Inc. ADR	55,275,246	4.9
317,600	(1	),(2)	Meituan Class B	7,925,482	0.7
49,600			Tencent Holdings Ltd.	2,245,151	0.2
				65,445,879	5.8
			Denmark: 3.0%
148,908	(3)		Ambu A/S	1,454,992	0.1
288,948			Novo Nordisk A/S	32,045,025	2.9
				33,500,017	3.0
			France: 9.0%
114,057			Dassault Systemes SE	4,224,788	0.4
61,923			Kering SA	32,090,303	2.9
104,121			LVMH Moet Hennessy Louis Vuitton SE	63,813,741	5.7
				100,128,832	9.0
			Germany: 1.7%
	214,206		SAP SE	19,525,058	1.7
			India: 4.8%
8,731,478			DLF Ltd.	34,746,126	3.1
1,082,395			ICICI Bank Ltd. ADR	19,201,687	1.7
				53,947,813	4.8
			Italy: 0.4%
98,893			Brunello Cucinelli SpA	4,466,668	0.4
			Japan: 8.8%
16,800			Fanuc Ltd.	2,633,220	0.2
83,904			Keyence Corp.	28,773,889	2.6
553,900			Murata Manufacturing Co., Ltd.	30,147,293	2.7
248,300			Nidec Corp.	15,386,377	1.4
128,300			Omron Corp.	6,530,050	0.6
471,100			TDK Corp.	14,565,601	1.3
				98,036,430	8.8
			Netherlands: 4.5%
412,572			Airbus SE	40,353,793	3.6
20,794			ASML Holding NV	9,823,916	0.9
				50,177,709	4.5
Shares				Value	Percentage of Net Assets
			Sweden: 3.3%
818,859			Assa Abloy AB	$17,474,489	1.6
2,046,096			Atlas Copco AB	19,151,551	1.7
				36,626,040	3.3
			Switzerland: 0.8%
13,536			Lonza Group AG	7,230,085	0.6
22,108	(1	),(3)	Zur Rose Group AG	1,661,160	0.2
				8,891,245	0.8
			United Kingdom: 0.3%
469,754	(1)		Farfetch Ltd. - Class A	3,363,439	0.3
			United States: 56.7%
118,945	(1)		Adobe, Inc.	43,541,007	3.9
143,505			Agilent Technologies, Inc.	17,044,089	1.5
61,223	(1)		Alphabet, Inc. - Class A	133,420,835	11.9
93,860	(1)		Amazon.com, Inc.	9,968,871	0.9
335,717			Analog Devices, Inc.	49,044,897	4.4
671,463	(1)		Avantor, Inc.	20,882,499	1.9
131,433	(1)		Boston Scientific Corp.	4,898,508	0.4
24,110	(1)		Charles River Laboratories International, Inc.	5,158,817	0.5
5,122	(1)		Charter Communications, Inc.	2,399,811	0.2
20,463			Danaher Corp.	5,187,780	0.5
27,538	(1)		Datadog, Inc.	2,622,719	0.2
128,308	(1)		Dun & Bradstreet Holdings, Inc.	1,928,469	0.2
11,544			Ecolab, Inc.	1,775,005	0.2
124,844			Equifax, Inc.	22,818,986	2.0
67,364			Fidelity National Information Services, Inc.	6,175,258	0.6
8,164	(1)		Idexx Laboratories, Inc.	2,863,360	0.3
35,298	(1)		Illumina, Inc.	6,507,539	0.6
163,714			Intuit, Inc.	63,101,924	5.6
28,365	(1)		Intuitive Surgical, Inc.	5,693,139	0.5
48,979	(1)		IQVIA Holdings, Inc.	10,627,953	1.0
2,623			Lam Research Corp.	1,117,791	0.1
33,291			Marriott International, Inc.	4,527,909	0.4
309,169			Marvell Technology, Inc.	13,458,127	1.2
262,268	(1)		Meta Platforms, Inc.	42,290,715	3.8
62,571			Microsoft Corp.	16,070,110	1.4
32,632			Nvidia Corp.	4,946,685	0.4
43,598	(1)		Omnicell, Inc.	4,959,273	0.4
143,701	(1)		Phathom Pharmaceuticals, Inc.	1,212,836	0.1

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
GLOBAL PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		United States (continued)
249,669	(1)	Qualtrics International, Inc.	$3,123,359	0.3
183,948		S&P Global, Inc.	62,001,513	5.6
67,076	(1)	Splunk, Inc.	5,933,543	0.5
175,912		United Parcel Service, Inc. - Class B	32,110,976	2.9
212,016	(1)	Veracyte, Inc.	4,219,118	0.4
98,462		Visa, Inc. - Class A	19,386,183	1.7
21,644	(1)	Walt Disney Co.	2,043,194	0.2
			633,062,798	56.7
		Total Common Stock (Cost $612,129,113)	1,109,028,344	99.3
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
		Repurchase Agreements: 0.3%
183,731	(4)	Citigroup, Inc., Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $183,739, collateralized by various U.S. Government Securities, 1.875%-3.250%, Market Value plus accrued interest $187,406, due 06/30/24-05/15/52)	$183,731	0.0
1,000,000	(4)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,000,042, collateralized by various U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $1,020,000, due 11/01/26- 07/01/52)	1,000,000	0.1
Principal Amount†			Value	Percentage of Net Assets
1,000,000	(4)	National Bank Financial, Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $1,000,044, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $1,020,001, due 07/01/22-09/09/49)	$1,000,000	0.1
1,000,000	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,000,042, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $1,020,000, due 08/16/22-05/20/52)	1,000,000	0.1
		Total Repurchase Agreements (Cost $3,183,731)	3,183,731	0.3
Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.6%
7,038,241	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320% (Cost $7,038,241)	$7,038,241	0.6
		Total Short-Term Investments (Cost $10,221,972)	10,221,972	0.9
		Total Investments in Securities (Cost $622,351,085)	$1,119,250,316	100.2
		Liabilities in Excess of Other Assets	(2,647,615)	(0.2)
		Net Assets	$1,116,602,701	100.0

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
GLOBAL PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

†  Unless otherwise indicated, principal amount is shown in USD.

ADR  American Depositary Receipt

(1)  Non-income producing security.

(2)  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)  Security, or a portion of the security, is on loan.

(4)  All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)  Rate shown is the 7-day yield as of June 30, 2022.

Sector Diversification	Percentage of Net Assets
Information Technology	30.8%
Communication Services	16.3
Consumer Discretionary	16.2
Industrials	13.6
Health Care	11.6
Financials	7.3
Real Estate	3.1
Materials	0.2
Consumer Staples	0.2
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

VY® INVESCO   PORTFOLIO OF INVESTMENTS
GLOBAL PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
Brazil	$1,856,416	$—	$—	$1,856,416
China	55,275,246	10,170,633	—	65,445,879
Denmark	—	33,500,017	—	33,500,017
France	—	100,128,832	—	100,128,832
Germany	—	19,525,058	—	19,525,058
India	19,201,687	34,746,126	—	53,947,813
Italy	—	4,466,668	—	4,466,668
Japan	—	98,036,430	—	98,036,430
Netherlands	—	50,177,709	—	50,177,709
Sweden	—	36,626,040	—	36,626,040
Switzerland	—	8,891,245	—	8,891,245
United Kingdom	3,363,439	—	—	3,363,439
United States	633,062,798	—	—	633,062,798
Total Common Stock	712,759,586	396,268,758	—	1,109,028,344
Short-Term Investments	7,038,241	3,183,731	—	10,221,972
Total Investments, at fair value	$719,797,827	$399,452,489	$—	$1,119,250,316

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $627,712,473.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$564,530,863
Gross Unrealized Depreciation	(73,149,748)
Net Unrealized Appreciation	$491,381,115

See Accompanying Notes to Financial Statements

VY® JPMORGAN   PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Communication Services: 3.8%
42,731	(1)	IAC/InterActiveCorp	$3,246,274	1.0
31,880	(1)	Liberty Broadband Corp. - Series C	3,686,603	1.1
88,438	(1)	Liberty Media Corp. - Liberty SiriusXM C Tracking Stock	3,188,190	0.9
22,843	(1)	Take-Two Interactive Software, Inc.	2,798,959	0.8
			12,920,026	3.8
		Consumer Discretionary: 10.1%
2,630	(1)	Autozone, Inc.	5,652,185	1.6
44,010		Bath & Body Works, Inc.	1,184,749	0.3
24,819	(2)	Best Buy Co., Inc.	1,617,951	0.5
37,960		Carter's, Inc.	2,675,421	0.8
14,980		Darden Restaurants, Inc.	1,694,537	0.5
11,050	(1)	Expedia Group, Inc.	1,047,871	0.3
74,090		Gap, Inc.	610,502	0.2
19,270		Genuine Parts Co.	2,562,910	0.7
35,142		Kohl's Corp.	1,254,218	0.4
89,500		LKQ Corp.	4,393,555	1.3
22,100	(1)	Mohawk Industries, Inc.	2,742,389	0.8
201,666		Newell Brands, Inc.	3,839,721	1.1
30,740		Ralph Lauren Corp.	2,755,841	0.8
86,790		Tapestry, Inc.	2,648,831	0.8
			34,680,681	10.1
		Consumer Staples: 4.6%
41,936	(1)	BellRing Brands, Inc.	1,043,787	0.3
11,790		Constellation Brands, Inc.	2,747,778	0.8
49,712		Energizer Holdings, Inc.	1,409,335	0.4
67,390		Keurig Dr Pepper, Inc.	2,384,932	0.7
60,410		Kroger Co.	2,859,205	0.9
32,760	(1)	Post Holdings, Inc.	2,697,786	0.8
80,630	(1)	US Foods Holding Corp.	2,473,729	0.7
			15,616,552	4.6
		Energy: 2.4%
105,190		Coterra Energy, Inc.	2,712,850	0.8
21,424		Diamondback Energy, Inc.	2,595,518	0.7
95,190		Williams Cos., Inc.	2,970,880	0.9
			8,279,248	2.4
		Financials: 22.4%
2,643	(1)	Alleghany Corp.	2,201,883	0.7
21,100		Ameriprise Financial, Inc.	5,015,048	1.5
55,120	(1)	Arch Capital Group Ltd.	2,507,409	0.7
109,410		Citizens Financial Group, Inc.	3,904,843	1.1
Shares			Value	Percentage of Net Assets
30,010		Discover Financial Services	$2,838,346	0.8
142,180		Fifth Third Bancorp	4,777,248	1.4
3,210		First Citizens BancShares, Inc.	2,098,634	0.6
59,580		Hartford Financial Services Group, Inc.	3,898,319	1.1
437,165		Huntington Bancshares, Inc.	5,259,095	1.5
48,140		Lincoln National Corp.	2,251,508	0.7
96,712		Loews Corp.	5,731,153	1.7
42,983		M&T Bank Corp.	6,851,060	2.0
171,230		MGIC Investment Corp.	2,157,498	0.6
38,950		Northern Trust Corp.	3,757,896	1.1
44,485		Raymond James Financial, Inc.	3,977,404	1.2
239,930		Regions Financial Corp.	4,498,688	1.3
17,160		RenaissanceRe Holdings Ltd.	2,683,309	0.8
49,233		State Street Corp.	3,035,215	0.9
25,940		T. Rowe Price Group, Inc.	2,947,043	0.9
50,967		WR Berkley Corp.	3,479,007	1.0
51,510		Zions Bancorp NA	2,621,859	0.8
			76,492,465	22.4
		Health Care: 7.2%
39,600		AmerisourceBergen Corp.	5,602,608	1.6
59,600	(1)	Henry Schein, Inc.	4,573,704	1.3
19,710	(1)	Jazz Pharmaceuticals PLC	3,074,957	0.9
24,830		Laboratory Corp. of America Holdings	5,819,159	1.7
20,740		Universal Health Services, Inc.	2,088,725	0.6
34,380		Zimmer Biomet Holdings, Inc.	3,611,963	1.1
			24,771,116	7.2
		Industrials: 12.7%
24,511		Acuity Brands, Inc.	3,775,675	1.1
30,210		Ametek, Inc.	3,319,777	1.0
19,530		Carlisle Cos., Inc.	4,660,053	1.4
56,480		Fortune Brands Home & Security, Inc.	3,382,023	1.0
25,210		Hubbell, Inc.	4,502,002	1.3
15,760		IDEX Corp.	2,862,489	0.8
51,120		ITT, Inc.	3,437,309	1.0
28,490		Leidos Holdings, Inc.	2,869,228	0.8
31,970		Lincoln Electric Holdings, Inc.	3,943,819	1.2
25,740	(1)	Middleby Corp.	3,226,766	0.9
19,241		Snap-On, Inc.	3,791,054	1.1

See Accompanying Notes to Financial Statements

VY® JPMORGAN   PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
45,770	(1)	Southwest Airlines Co.	$1,653,212	0.5
39,620		Timken Co.	2,101,841	0.6
			43,525,248	12.7
		Information Technology: 7.6%
44,420		Amphenol Corp.	2,859,760	0.8
21,960		CDW Corp.	3,460,018	1.0
18,690	(1)	FleetCor Technologies, Inc.	3,926,956	1.1
34,290	(1)	GoDaddy, Inc.	2,385,212	0.7
40,430		Jabil, Inc.	2,070,420	0.6
27,880		Motorola Solutions, Inc.	5,843,648	1.7
163,520		NortonLifeLock, Inc.	3,590,899	1.1
22,245		TD SYNNEX Corp.	2,026,520	0.6
			26,163,433	7.6
		Materials: 4.8%
13,960		Celanese Corp. - Series A	1,641,835	0.5
41,310		Freeport-McMoRan, Inc.	1,208,731	0.4
10,585		Martin Marietta Materials, Inc.	3,167,455	0.9
25,580		Packaging Corp. of America	3,517,250	1.0
42,240		RPM International, Inc.	3,325,133	1.0
86,440		Silgan Holdings, Inc.	3,574,294	1.0
			16,434,698	4.8
		Real Estate: 11.5%
86,270		American Homes 4 Rent	3,057,409	0.9
15,130		AvalonBay Communities, Inc.	2,939,002	0.8
28,530		Boston Properties, Inc.	2,538,599	0.7
96,370		Brixmor Property Group, Inc.	1,947,638	0.6
39,030	(1)	CBRE Group, Inc.	2,872,998	0.8
6,750		Essex Property Trust, Inc.	1,765,192	0.5
15,450		Federal Realty OP L.P.	1,479,183	0.4
78,050		Host Hotels & Resorts, Inc.	1,223,824	0.3
53,913		JBG SMITH Properties	1,274,503	0.4
117,460		Kimco Realty Corp.	2,322,184	0.7
10,040		Mid-America Apartment Communities, Inc.	1,753,687	0.5
97,470		Rayonier, Inc.	3,643,429	1.1
26,480		Regency Centers Corp.	1,570,529	0.5
27,280		Rexford Industrial Realty, Inc.	1,571,055	0.5
10,760		Sun Communities, Inc.	1,714,714	0.5
30,630		Ventas, Inc.	1,575,301	0.5
104,340		Weyerhaeuser Co.	3,455,741	1.0
32,730		WP Carey, Inc.	2,712,008	0.8
			39,416,996	11.5
Shares			Value	Percentage of Net Assets
		Utilities: 9.1%
87,140		CMS Energy Corp.	$5,881,950	1.7
39,330		Edison International	2,487,229	0.7
44,570		Entergy Corp.	5,020,365	1.5
53,315		National Fuel Gas Co.	3,521,456	1.0
9,730		Sempra Energy	1,462,127	0.4
60,560		WEC Energy Group, Inc.	6,094,758	1.8
93,600		Xcel Energy, Inc.	6,623,136	2.0
			31,091,021	9.1
		Total Common Stock (Cost $271,741,449)	329,391,484	96.2
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.8%
		Repurchase Agreements: 0.1%
223,215	(3)	National Bank Financial, Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $223,225, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $227,679, due 07/01/22-09/09/49) (Cost $223,215)	$223,215	0.1
Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.7%
12,820,979	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320% (Cost $12,820,979)	$12,820,979	3.7
		Total Short-Term Investments (Cost $13,044,194)	13,044,194	3.8
		Total Investments in Securities (Cost $284,785,643)	$342,435,678	100.0
		Liabilities in Excess of Other Assets	(134,182)	—
		Net Assets	$342,301,496	100.0

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  Non-income producing security.

(2)  Security, or a portion of the security, is on loan.

See Accompanying Notes to Financial Statements

VY® JPMORGAN   PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

(3)  All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)  Rate shown is the 7-day yield as of June 30, 2022.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$329,391,484	$—	$—	$329,391,484
Short-Term Investments	12,820,979	223,215	—	13,044,194
Total Investments, at fair value	$342,212,463	$223,215	$—	$342,435,678

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $286,100,764.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$76,370,906
Gross Unrealized Depreciation	(20,035,992)
Net Unrealized Appreciation	$56,334,914

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED)

Shares				Value	Percentage of Net Assets
COMMON STOCK: 98.8%
			Communication Services: 2.3%
3,548	(1)		Cable One, Inc.	$4,574,507	0.5
11,300			Electronic Arts, Inc.	1,374,645	0.1
10,900	(1	),(2)	IAC/InterActiveCorp	828,073	0.1
112,131	(2)		Match Group, Inc.	7,814,410	0.8
84,400	(2)		Pinterest, Inc.	1,532,704	0.2
17,000	(1	),(2)	Roku, Inc.	1,396,380	0.1
29,000	(2)		Spotify Technology SA	2,721,070	0.3
10,300	(2)		Take-Two Interactive Software, Inc.	1,262,059	0.1
29,968	(1	),(2)	ZoomInfo Technologies, Inc.	996,136	0.1
				22,499,984	2.3
			Consumer Discretionary: 14.3%
12,800	(2)		Aptiv PLC	1,140,096	0.1
5,150	(2)		Autozone, Inc.	11,067,968	1.1
20,200	(1	),(2)	Bright Horizons Family Solutions, Inc.	1,707,304	0.2
17,700	(1	),(2)	Burlington Stores, Inc.	2,411,271	0.2
56,800	(2)		Caesars Entertainment, Inc.	2,175,440	0.2
11,200	(1	),(2)	Carmax, Inc.	1,013,376	0.1
12,700	(1	),(2)	Carvana Co.	286,766	0.0
40,019	(1	),(2)	Chewy, Inc.	1,389,460	0.1
10,050	(2)		Chipotle Mexican Grill, Inc.	13,137,963	1.3
12,900			Darden Restaurants, Inc.	1,459,248	0.1
6,700	(2)		Dollar Tree, Inc.	1,044,195	0.1
9,700			Domino's Pizza, Inc.	3,780,187	0.4
95,400	(1	),(2)	DraftKings, Inc.	1,113,318	0.1
34,100	(1	),(2)	Etsy, Inc.	2,496,461	0.3
26,469	(1	),(2)	Five Below, Inc.	3,002,379	0.3
28,800	(1	),(2)	Floor & Decor Holdings, Inc.	1,813,248	0.2
105,300			Hilton Worldwide Holdings, Inc.	11,734,632	1.2
42,800	(2)		Lululemon Athletica, Inc.	11,667,708	1.2
134,700	(1	),(2)	Mattel, Inc.	3,007,851	0.3
248,200			MGM Resorts International	7,185,390	0.7
1,544	(2)		NVR, Inc.	6,182,392	0.6
22,900	(1	),(2)	Ollie's Bargain Outlet Holdings, Inc.	1,345,375	0.1
12,600	(2)		O'Reilly Automotive, Inc.	7,960,176	0.8
23,000			Papa Johns International, Inc.	1,920,960	0.2
Shares				Value	Percentage of Net Assets
14,200			Pool Corp.	$4,987,466	0.5
59,281			Restaurant Brands International, Inc.	2,972,942	0.3
4,700	(1	),(2)	RH	997,622	0.1
27,000			Ross Stores, Inc.	1,896,210	0.2
22,500			Service Corp. International	1,555,200	0.2
25,400	(1	),(2)	Skechers USA, Inc.	903,732	0.1
51,500			Tractor Supply Co.	9,983,275	1.0
22,921	(2)		Ulta Beauty, Inc.	8,835,587	0.9
7,000	(1)		Vail Resorts, Inc.	1,526,350	0.2
12,900	(1	),(2)	Wayfair, Inc.	561,924	0.1
22,800	(1)		Williams-Sonoma, Inc.	2,529,660	0.3
37,100	(1	),(2)	Wynn Resorts Ltd.	2,113,958	0.2
30,100			Yum! Brands, Inc.	3,416,651	0.3
				142,323,741	14.3
			Consumer Staples: 2.5%
98,700	(2)		BJ's Wholesale Club Holdings, Inc.	6,150,984	0.6
2,889	(1	),(2)	Boston Beer Co., Inc.	875,280	0.1
51,075	(1)		Brown-Forman Corp. - Class B	3,583,422	0.4
6,600			Casey's General Stores, Inc.	1,220,868	0.1
11,400			Church & Dwight Co., Inc.	1,056,324	0.1
5,900			Constellation Brands, Inc.	1,375,054	0.1
59,200	(2)		Darling Ingredients, Inc.	3,540,160	0.4
19,600			Hershey Co.	4,217,136	0.4
10,400			McCormick & Co., Inc.	865,800	0.1
17,389			Tyson Foods, Inc.	1,496,498	0.2
				24,381,526	2.5
			Energy: 3.4%
26,000			APA Corp.	907,400	0.1
37,600			Cheniere Energy, Inc.	5,001,928	0.5
100,800			Coterra Energy, Inc.	2,599,632	0.3
165,500			Devon Energy Corp.	9,120,705	0.9
15,200			Diamondback Energy, Inc.	1,841,480	0.2
116,100			Halliburton Co.	3,640,896	0.4
33,400			Pioneer Natural Resources Co.	7,450,872	0.7
44	(2	),(3),(4)	Venture Global LNG, Inc. - Series B	261,808	0.0
560	(2	),(3),(4)	Venture Global LNG, Inc. - Series C	3,332,095	0.3
				34,156,816	3.4

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Financials: 6.2%
96,800			Apollo Global Management, Inc.	$4,692,864	0.5
52,100			Arthur J. Gallagher & Co.	8,494,384	0.8
6,100			Assurant, Inc.	1,054,385	0.1
96,000	(1)		Blue Owl Capital, Inc.	962,880	0.1
12,033			Cboe Global Markets, Inc.	1,362,015	0.1
50,600			Discover Financial Services	4,785,748	0.5
15,400			Factset Research Systems, Inc.	5,922,378	0.6
11,500			First Republic Bank	1,658,300	0.2
124,900			Hartford Financial Services Group, Inc.	8,172,207	0.8
16,500			MarketAxess Holdings, Inc.	4,224,165	0.4
23,500			MSCI, Inc. - Class A	9,685,525	1.0
7,100			Nasdaq, Inc.	1,083,034	0.1
14,600	(2)		SVB Financial Group	5,766,854	0.6
61,319			Tradeweb Markets, Inc.	4,185,022	0.4
				62,049,761	6.2
			Health Care: 16.0%
15,700	(2)		Abiomed, Inc.	3,885,907	0.4
14,599	(2)		Acadia Healthcare Co., Inc.	987,330	0.1
37,500			Agilent Technologies, Inc.	4,453,875	0.5
2,800	(2)		Align Technology, Inc.	662,676	0.1
16,600	(2)		Alnylam Pharmaceuticals, Inc.	2,421,110	0.2
9,300	(1	),(2)	Amedisys, Inc.	977,616	0.1
6,785	(2)		Argenx SE ADR	2,570,701	0.3
15,600	(2)		Ascendis Pharma A/S ADR	1,450,176	0.1
210,743	(2)		Avantor, Inc.	6,554,107	0.7
17,500	(2)		BioMarin Pharmaceutical, Inc.	1,450,225	0.1
9,800			BioNTech SE ADR	1,461,180	0.2
8,300	(2)		Bio-Rad Laboratories, Inc.	4,108,500	0.4
15,000			Bio-Techne Corp.	5,199,600	0.5
22,800	(1	),(2)	Blueprint Medicines Corp.	1,151,628	0.1
23,900			Bruker Corp.	1,499,964	0.2
36,284	(2)		Catalent, Inc.	3,892,910	0.4
20,628	(2)		Centene Corp.	1,745,335	0.2
Shares				Value	Percentage of Net Assets
4,500			Cooper Cos., Inc.	$1,409,040	0.1
177,600	(2)		DexCom, Inc.	13,236,528	1.3
60,410	(2)		Elanco Animal Health, Inc.	1,185,848	0.1
38,600	(1	),(2)	Exact Sciences Corp.	1,520,454	0.2
44,000	(2)		Genmab A/S ADR	1,429,560	0.1
26,500	(1	),(2)	Guardant Health, Inc.	1,069,010	0.1
18,400	(2)		Hologic, Inc.	1,275,120	0.1
16,200	(2)		Horizon Therapeutics Plc	1,292,112	0.1
10,900	(2)		Idexx Laboratories, Inc.	3,822,957	0.4
19,300	(2)		Incyte Corp., Ltd.	1,466,221	0.2
36,800	(1	),(2)	Insulet Corp.	8,020,192	0.8
16,600	(2)		IQVIA Holdings, Inc.	3,602,034	0.4
46,291			McKesson Corp.	15,100,587	1.5
6,900	(2)		Mettler Toledo International, Inc.	7,926,513	0.8
18,100	(2)		Molina Healthcare, Inc.	5,060,941	0.5
15,679	(2)		Neurocrine Biosciences, Inc.	1,528,389	0.2
19,100	(1	),(2)	Novocure Ltd.	1,327,450	0.1
17,000	(1	),(2)	Penumbra, Inc.	2,116,840	0.2
12,500	(2)		QuidelOrtho Corp.	1,214,750	0.1
32,486	(1	),(2)	Repligen Corp.	5,275,727	0.5
43,200			Resmed, Inc.	9,056,016	0.9
35,088			Royalty Pharma PLC	1,475,100	0.2
14,180	(2)		Seagen, Inc.	2,509,009	0.3
7,700	(2)		Shockwave Medical, Inc.	1,472,009	0.2
11,000			STERIS Public Ltd. Co.	2,267,650	0.2
3,500			Teleflex, Inc.	860,475	0.1
5,900	(2)		United Therapeutics Corp.	1,390,276	0.1
51,500	(2)		Veeva Systems, Inc.	10,199,060	1.0
21,200			West Pharmaceutical Services, Inc.	6,410,244	0.6
				158,992,952	16.0
			Industrials: 15.6%
71,400	(2)		Alaska Air Group, Inc.	2,859,570	0.3
11,500	(1)		Allegion Public Ltd.	1,125,850	0.1
11,962			Ametek, Inc.	1,314,504	0.1
24,700			AO Smith Corp.	1,350,596	0.1
22,264			Booz Allen Hamilton Holding Corp.	2,011,775	0.2
28,000			BWX Technologies, Inc.	1,542,520	0.2
26,100			Cintas Corp.	9,749,133	1.0
85,700	(2)		Copart, Inc.	9,312,162	0.9

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Industrials (continued)
60,945	(2)		CoStar Group, Inc.	$3,681,688	0.4
17,787			Equifax, Inc.	3,251,108	0.3
17,000			Expeditors International Washington, Inc.	1,656,820	0.2
201,400			Fastenal Co.	10,053,888	1.0
13,700			Ferguson PLC	1,516,727	0.2
48,275			Fortune Brands Home & Security, Inc.	2,890,707	0.3
6,300	(1	),(2)	FTI Consulting, Inc.	1,139,355	0.1
28,100	(2)		Generac Holdings, Inc.	5,917,298	0.6
18,000			Graco, Inc.	1,069,380	0.1
23,600			Hexcel Corp.	1,234,516	0.1
63,100			Howmet Aerospace, Inc.	1,984,495	0.2
13,500	(1)		Hubbell, Inc.	2,410,830	0.3
6,800			Huntington Ingalls Industries, Inc.	1,481,176	0.2
66,200	(2)		IAA, Inc.	2,169,374	0.2
6,900			IDEX Corp.	1,253,247	0.1
27,300			JB Hunt Transport Services, Inc.	4,298,931	0.4
9,200			Landstar System, Inc.	1,337,864	0.1
13,900			Leidos Holdings, Inc.	1,399,869	0.2
17,400	(2)		Middleby Corp.	2,181,264	0.2
35,450			Old Dominion Freight Line	9,085,126	0.9
30,700			Otis Worldwide Corp.	2,169,569	0.2
20,000			Paccar, Inc.	1,646,800	0.2
40,800			Republic Services, Inc.	5,339,496	0.5
20,300			Ritchie Bros Auctioneers, Inc.	1,320,718	0.1
25,600			Rockwell Automation, Inc.	5,102,336	0.5
35,237			Rollins, Inc.	1,230,476	0.1
24,100	(2)		SiteOne Landscape Supply, Inc.	2,864,767	0.3
76,800	(2)		Southwest Airlines Co.	2,774,016	0.3
16,900			Toro Co.	1,280,851	0.1
40,200			Trane Technologies PLC	5,220,774	0.5
8,196	(2)		TransDigm Group, Inc.	4,398,547	0.5
51,700			TransUnion	4,135,483	0.4
51,900	(1	),(2)	Trex Co., Inc.	2,824,398	0.3
19,100	(2)		United Rentals, Inc.	4,639,581	0.5
39,600	(2)		Upwork, Inc.	818,928	0.1
14,900	(1)		Valmont Industries, Inc.	3,346,987	0.3
34,456			Verisk Analytics, Inc.	5,963,989	0.6
Shares				Value	Percentage of Net Assets
43,950			Waste Connections, Inc.	$5,448,042	0.6
16,300	(1)		Watsco, Inc.	3,892,766	0.4
12,500	(1)		Woodward, Inc.	1,156,125	0.1
				154,854,422	15.6
			Information Technology: 32.5%
165,700			Amphenol Corp.	10,667,766	1.1
14,200	(2)		ANSYS, Inc.	3,397,918	0.3
38,900	(1	),(2)	AppLovin Corp.	1,339,716	0.1
72,200	(2)		Arista Networks, Inc.	6,768,028	0.7
11,843	(1	),(2)	Aspen Technology, Inc.	2,175,322	0.2
20,300	(1	),(2)	Avalara, Inc.	1,433,180	0.2
27,281	(1)		Bentley Systems, Inc.	908,457	0.1
39,000	(1	),(2)	Bill.com Holdings, Inc.	4,287,660	0.4
42,934	(2)		Black Knight, Inc.	2,807,454	0.3
38,700			Broadridge Financial Solutions, Inc. ADR	5,516,685	0.6
93,400	(2)		Cadence Design Systems, Inc.	14,012,802	1.4
46,036	(2)		CCC Intelligent Solutions Holdings, Inc.	423,531	0.0
52,300			CDW Corp.	8,240,388	0.8
38,103	(2)		Ceridian HCM Holding, Inc.	1,793,889	0.2
30,100			Cognex Corp.	1,279,852	0.1
27,348	(1	),(2)	Confluent, Inc.	635,568	0.1
23,723	(2)		Coupa Software, Inc.	1,354,583	0.1
76,297	(2)		Crowdstrike Holdings, Inc.	12,860,622	1.3
11,320	(2	),(3),(4)	Databricks, Inc.	1,877,762	0.2
105,246	(2)		Datadog, Inc.	10,023,629	1.0
17,100	(2)		Descartes Systems Group, Inc./The	1,061,226	0.1
24,553	(2)		DocuSign, Inc.	1,408,851	0.1
52,600	(1	),(2)	DoubleVerify Holdings, Inc.	1,192,442	0.1
34,137	(1	),(2)	Dynatrace, Inc.	1,346,363	0.1
13,191	(2)		Endava PLC ADR	1,164,370	0.1
40,600	(2)		Enphase Energy, Inc.	7,926,744	0.8
80,400	(1)		Entegris, Inc.	7,407,252	0.8
24,000	(2)		EPAM Systems, Inc.	7,074,720	0.7
15,800	(1	),(2)	Euronet Worldwide, Inc.	1,589,322	0.2
11,900	(2)		Fair Isaac Corp.	4,770,710	0.5
22,895	(1	),(2)	Five9, Inc.	2,086,650	0.2
14,500	(2)		FleetCor Technologies, Inc.	3,046,595	0.3
266,300	(2)		Fortinet, Inc.	15,067,254	1.5
27,400	(2)		Gartner, Inc.	6,626,142	0.7

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Information Technology (continued)
31,400			Genpact Ltd.	$1,330,104	0.1
31,589	(1	),(2)	Gitlab, Inc.	1,678,640	0.2
16,900	(2)		Globant SA	2,940,600	0.3
18,400	(2)		GoDaddy, Inc.	1,279,904	0.1
24,066	(2)		HubSpot, Inc.	7,235,443	0.7
77,700	(1	),(2)	Informatica, Inc.	1,613,829	0.2
24,650	(2)		Keysight Technologies, Inc.	3,398,003	0.3
7,300			KLA Corp.	2,329,284	0.2
27,300	(2)		Lattice Semiconductor Corp.	1,324,050	0.1
5,100	(1)		Littelfuse, Inc.	1,295,604	0.1
30,900	(2)		Manhattan Associates, Inc.	3,541,140	0.4
42,748			Marvell Technology, Inc.	1,860,820	0.2
169,834			Microchip Technology, Inc.	9,863,959	1.0
11,000			MKS Instruments, Inc.	1,128,930	0.1
26,039	(1	),(2)	MongoDB, Inc.	6,757,121	0.7
19,600			Monolithic Power Systems, Inc.	7,527,184	0.8
21,000			Motorola Solutions, Inc.	4,401,600	0.5
60,482	(1	),(2)	nCino, Inc.	1,870,103	0.2
36,700	(2)		Okta, Inc.	3,317,680	0.3
109,600	(1	),(2)	ON Semiconductor Corp.	5,513,976	0.6
28,500	(2)		Palo Alto Networks, Inc.	14,077,290	1.4
71,500			Paychex, Inc.	8,141,705	0.8
25,700	(2)		Paycom Software, Inc.	7,199,084	0.7
50,100	(1	),(2)	Paycor HCM, Inc.	1,302,600	0.1
23,000	(2)		Paylocity Holding Corp.	4,011,660	0.4
16,536	(1	),(2)	Procore Technologies, Inc.	750,569	0.1
39,375	(2)		PTC, Inc.	4,187,138	0.4
66,502	(2)		Qualtrics International, Inc.	831,940	0.1
29,000	(2)		RingCentral, Inc.	1,515,540	0.2
51,771	(1	),(2)	SentinelOne, Inc.	1,207,817	0.1
10,300	(1	),(2)	Silicon Laboratories, Inc.	1,444,266	0.2
25,700			Skyworks Solutions, Inc.	2,380,848	0.2
27,535			SS&C Technologies Holdings, Inc.	1,598,958	0.2
5,400	(1	),(2)	Synaptics, Inc.	637,470	0.1
Shares				Value	Percentage of Net Assets
45,400	(2)		Synopsys, Inc.	$13,787,980	1.4
31,626	(2	),(3),(4)	Tanium, Inc. Class B	243,204	0.0
47,700			Teradyne, Inc.	4,271,535	0.4
208,873	(2)		Trade Desk, Inc./The	8,749,690	0.9
4,400	(1	),(2)	Twilio, Inc.	368,764	0.0
14,700	(2)		Tyler Technologies, Inc.	4,887,456	0.5
43,061	(1	),(2)	UiPath, Inc.	783,280	0.1
6,400	(2)		VeriSign, Inc.	1,070,912	0.1
12,999	(2)		WEX, Inc.	2,022,124	0.2
16,300	(1	),(2)	Workiva, Inc.	1,075,637	0.1
16,300	(2)		Zebra Technologies Corp.	4,791,385	0.5
52,400	(1	),(2)	Zscaler, Inc.	7,834,324	0.8
				322,954,603	32.5
			Materials: 3.2%
10,900			Albemarle Corp.	2,277,882	0.2
165,947			Ardagh Metal Packaging SA	1,012,277	0.1
17,100			Avery Dennison Corp.	2,767,977	0.3
15,180	(1)		Ball Corp.	1,043,928	0.1
56,000			CF Industries Holdings, Inc.	4,800,880	0.5
56,200			Corteva, Inc.	3,042,668	0.3
33,100			PPG Industries, Inc.	3,784,654	0.4
32,500	(1)		RPM International, Inc.	2,558,400	0.2
39,300			Sealed Air Corp.	2,268,396	0.2
42,500			Steel Dynamics, Inc.	2,811,375	0.3
41,200			Vulcan Materials Co.	5,854,520	0.6
				32,222,957	3.2
			Real Estate: 2.8%
21,000			Alexandria Real Estate Equities, Inc.	3,045,630	0.3
189,000			CubeSmart	8,074,080	0.8
75,100			Equity Lifestyle Properties, Inc.	5,292,297	0.5
30,900	(1)		eXp World Holdings, Inc.	363,693	0.1
22,800			Rexford Industrial Realty, Inc.	1,313,052	0.1
30,100			SBA Communications Corp.	9,633,505	1.0
				27,722,257	2.8
			Total Common Stock (Cost $979,075,864)	982,159,019	98.8
See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
PREFERRED STOCK: 1.0%
			Consumer Discretionary: 0.2%
32,438	(2	),(3),(4)	Rappi, Inc. - Series E	$1,671,530	0.2
			Health Care: 0.1%
123,878	(2	),(3),(4)	Caris Life Sciences, Inc. Series D	815,117	0.1
			Information Technology: 0.7%
24,459	(2	),(3),(4)	Databricks, Inc., Series F	4,057,259	0.4
2,636	(2	),(3),(4)	Databricks, Inc., Series G	437,260	0.0
353,970	(2	),(3),(4)	Tanium, Inc. - Series G	2,722,029	0.3
				7,216,548	0.7
			Total Preferred Stock (Cost $6,216,684)	9,703,195	1.0
			Total Long-Term Investments (Cost $985,292,548)	991,862,214	99.8
Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.8%
			Commercial Paper: 0.2%
2,392,000	(5)		Liberty Street Funding LLC, 1.550%, 07/01/2022 (Cost $2,391,897)	2,391,897	0.2
			Floating Rate Notes: 1.6%
500,000	(5)		ANZ Bank, 1.620%, 07/13/2022	500,003	0.0
600,000	(5)		ANZ Bank, 1.660%, 08/18/2022	599,908	0.0
750,000	(5)		Bank of America N.A., 1.620%, 07/06/2022	749,997	0.1
425,000	(5)		Bank of Nova Scotia, 1.680%, 07/18/2022	425,003	0.0
725,000	(5)		Bayeriche Landesbank of New York, 1.710%, 07/27/2022	725,004	0.1
625,000	(5)		Commonwealth Bank of Australia, 1.690%, 09/01/2022	624,846	0.1
Principal Amount†			Value	Percentage of Net Assets
725,000	(5)	Cooperatieve Rabobank U.A./New York, 1.640%, 07/11/2022	$725,012	0.1
725,000	(5)	Cooperatieve Rabobank U.A./New York, 1.650%, 08/03/2022	724,960	0.1
325,000	(5)	Cooperatieve Rabobank U.A./New York, 1.660%, 08/16/2022	324,959	0.0
725,000	(5)	Credit Industriel et Commercial, 1.640%, 07/05/2022	725,010	0.1
700,000	(5)	Credit Industriel et Commercial, 1.650%, 07/07/2022	700,012	0.1
425,000	(5)	Credit Industriel et Commercial, 1.680%, 08/08/2022	424,979	0.0
700,000	(5)	Credit Suisse AG, 1.670%, 07/19/2022	700,029	0.1
475,000	(5)	Mitsubishi UFJ Trust and Banking Corp., 1.700%, 07/26/2022	474,992	0.0
600,000	(5)	National Australia Bank Ltd., 1.640%, 08/08/2022	599,948	0.0
725,000	(5)	National Bank of Canada, 1.670%, 08/09/2022	724,951	0.1
725,000	(5)	Natixis SA, 1.630%, 07/11/2022	725,010	0.1
650,000	(5)	Royal Bank of Canada, 1.660%, 08/16/2022	649,912	0.1
675,000	(5)	Skandinaviska Enskilda Banken AB, 1.650%, 07/20/2022	674,989	0.1
725,000	(5)	Societe Generale, 1.670%, 08/08/2022	725,073	0.1
375,000	(5)	Societe Generale, 1.710%, 08/31/2022	375,035	0.0

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Floating Rate Notes (continued)
725,000	(5)	Svenska Handelsbanken AB, 1.640%, 07/11/2022	$725,010	0.1
250,000	(5)	Svenska Handelsbanken AB, 1.670%, 07/29/2022	249,992	0.0
700,000	(5)	Toronto-Dominion Bank, 1.650%, 07/25/2022	699,984	0.1
275,000	(5)	Toronto-Dominion Bank, 1.660%, 08/19/2022	274,971	0.0
750,000	(5)	Westpac Banking Corp., 1.650%, 08/02/2022	749,964	0.1
		Total Floating Rate Notes (Cost $15,599,553)	15,599,553	1.6
		Repurchase Agreements: 5.9%
12,853,657	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $12,854,203, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $13,110,730, due 08/01/22-01/20/68)	12,853,657	1.3
6,792,991	(5)	Citadel Securities LLC, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $6,793,279, collateralized by various U.S. Government Securities, 0.000%-7.250%, Market Value plus accrued interest $6,929,202, due 07/21/22-05/15/52)	6,792,991	0.7
Principal Amount†			Value	Percentage of Net Assets
874,882	(5)	HSBC Securities USA, Repurchase Agreement dated 06/30/22, 1.48%, due 07/01/22 (Repurchase Amount $874,917, collateralized by various U.S. Government Securities, 0.000%-6.500%, Market Value plus accrued interest $892,380, due 11/15/23-08/15/51)	$874,882	0.1
3,694,693	(5)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $3,694,845, collateralized by various U.S. Government Securities, 0.000%-3.250%, Market Value plus accrued interest $3,768,587, due 12/29/22-06/30/27)	3,694,693	0.4
4,402,466	(5)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $4,402,658, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $4,490,714, due 08/01/22-02/20/72)	4,402,466	0.4

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Repurchase Agreements (continued)
22,461,102	(5)	National Bank Financial, Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $22,462,080, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $22,910,341, due 07/01/22- 09/09/49)	$22,461,102	2.2
7,962,146	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $7,962,484, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,121,401, due 01/15/25-02/15/51)	7,962,146	0.8
		Total Repurchase Agreements (Cost $59,041,937)	59,041,937	5.9
		Time Deposits: 1.4%
2,360,000	(5)	Barclays Bank PLC, 1.590%, 07/01/2022	2,360,000	0.2
590,000	(5)	DZ Bank AG, 1.550%, 07/01/2022	590,000	0.1
2,200,000	(5)	Landesbank Baden- Wurttemberg, 1.570%, 07/01/2022	2,200,000	0.2
2,350,000	(5)	Mizuho Bank Ltd., 1.570%, 07/01/2022	2,350,000	0.2
Principal Amount†				Value	Percentage of Net Assets
1,720,000	(5)		Royal Bank of Canada, 1.570%, 07/01/2022	$1,720,000	0.2
1,690,000	(5)		Skandinaviska Enskilda Banken AB, 1.560%, 07/01/2022	1,690,000	0.2
1,120,000	(5)		Societe Generale, 1.550%, 07/01/2022	1,120,000	0.1
1,380,000	(5)		Toronto-Dominion Bank, 1.560%, 07/01/2022	1,380,000	0.2
			Total Time Deposits (Cost $13,410,000)	13,410,000	1.4
Shares				Value	Percentage of Net Assets
			Mutual Funds: 0.7%
1,663,000	(5	),(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320%	$1,663,000	0.2
1,921,000	(5	),(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.380%	1,921,000	0.2
2,457,000	(5	),(6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%	2,457,000	0.2
1,374,011	(6)		T. Rowe Price Government Reserve Fund, 1.340%	1,374,011	0.1
			Total Mutual Funds (Cost $7,415,011)	7,415,011	0.7
			Total Short-Term Investments (Cost $97,858,398)	97,858,398	9.8
			Total Investments in Securities (Cost $1,083,150,946)	$1,089,720,612	109.6
			Liabilities in Excess of Other Assets	(95,437,520)	(9.6)
			Net Assets	$994,283,092	100.0

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

†  Unless otherwise indicated, principal amount is shown in USD.

ADR  American Depositary Receipt

(1)  Security, or a portion of the security, is on loan.

(2)  Non-income producing security.

(3)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)  Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2022, the Portfolio held restricted securities with a fair value of $15,418,064 or 1.6% of net assets. Please refer to the table below for additional details.

(5)  All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)  Rate shown is the 7-day yield as of June 30, 2022.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$22,499,984	$—	$—	$22,499,984
Consumer Discretionary	142,323,741	—	—	142,323,741
Consumer Staples	24,381,526	—	—	24,381,526
Energy	30,562,913	—	3,593,903	34,156,816
Financials	62,049,761	—	—	62,049,761
Health Care	158,992,952	—	—	158,992,952
Industrials	154,854,422	—	—	154,854,422
Information Technology	320,833,637	—	2,120,966	322,954,603
Materials	32,222,957	—	—	32,222,957
Real Estate	27,722,257	—	—	27,722,257
Total Common Stock	976,444,150	—	5,714,869	982,159,019
Preferred Stock	—	—	9,703,195	9,703,195
Short-Term Investments	7,415,011	90,443,387	—	97,858,398
Total Investments, at fair value	$983,859,161	$90,443,387	$15,418,064	$1,089,720,612

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

At June 30, 2022, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Caris Life Sciences, Inc. Series D	5/11/2021	$1,003,412	$815,117
Databricks, Inc.	7/24/2020	543,644	1,877,762
Databricks, Inc., Series F	10/22/2019	1,050,475	4,057,259
Databricks, Inc., Series G	2/1/2021	467,542	437,260
Rappi, Inc. - Series E	9/8/2020	1,938,042	1,671,530
Tanium, Inc. - Series G	8/26/2015	1,757,213	2,722,029
Tanium, Inc. Class B	9/24/2020	360,384	243,204
Venture Global LNG, Inc. - Series B	3/8/2018	132,880	261,808
Venture Global LNG, Inc. - Series C	10/16/2017	2,083,973	3,332,095
		$9,337,565	$15,418,064

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2022:

Investments, at fair value	Fair Value at June 30, 2022	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)		Weighted Average of Inputs***		Impact to Valuation from an Increase in Input****
Common Stocks	$5,714,869	Market Approach	Recent Comparable Transaction Price(s)	—	**	—	**	—	**
		Market Approach	Enterprise Value to EBITDA Multiple	10.5	x	10.5	x	Increase
		Market Approach	Projected Enterprise Value to EBITDA Multiple	12.5	x	12.5	x	Increase
		Market Approach	Enterprise Value to Gross Profit Multiple	10.5	x-23.2x	10.5	x-23.2x	Increase
		Market Approach	Enterprise Value to Sales Multiple	8.1	x-16.8x	8.1	x-16.8x	Increase
		Market Approach	Discount Rate for Cost of Equity	20%		20%		Decrease
		Market Approach	Discount for lack of marketability	10%		10%		Decrease
Preferred Stocks	$9,703,195	Market Approach	Recent Comparable Transaction Price(s)	—	**	—	**	—	**
		Market Approach	Enterprise Value to Gross Profit Multiple	10.5	x	10.5	x	Increase
		Market Approach	Enterprise Value to Sales Multiple	3.3	x-8.1x	3.3	x-8.1x	Increase
		Market Approach	Enterprise Value to Gross Merchandise Value	0.5	x-0.7x	0.5	x-0.7x	Increase
		Market Approach	Discount for lack of marketability	10%		10%		Decrease
Total Investments, at fair value	$15,418,064

*  Valuation techniques may change in order to reflect management's judgment of current market participant assumptions.

**  No quantitative unobservable inputs significant to the valuation technique were created by the Portfolio's management.

***  Unobservable inputs were weighted by the relative fair value of the instruments.

****  Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2022:

	Common Stocks	Preferred Stocks	Total
Assets:
Beginning balance at December 31, 2021	$6,381,016	$12,329,931	$18,710,947
Purchases	—	—	—
Sales	—	—	—
Total realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)*****	(666,147)	(2,626,736)	(3,292,883)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance at June 30, 2022	$5,714,869	$9,703,195	$15,418,064
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of June 30, 2022*****	$(666,147)	$(2,626,736)	$(3,292,883)

*****  Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at June 30, 2022 may be due to securities no longer held or categorized as Level 3 at period end.

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,083,472,377.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$166,393,936
Gross Unrealized Depreciation	(160,145,701)
Net Unrealized Appreciation	$6,248,235

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED)

Shares				Value	Percentage of Net Assets
COMMON STOCK: 97.7%
			Communication Services: 13.4%
28,480	(1)		Alphabet, Inc. - Class A	$62,065,325	4.7
26,025	(1)		Alphabet, Inc. - Class C	56,928,386	4.3
5,531	(1	),(2),(3)	Epic Games, Inc.	5,143,830	0.4
113,378	(1)		Match Group, Inc.	7,901,313	0.6
79,623	(1)		Meta Platforms, Inc.	12,839,209	1.0
42,808	(1)		NetFlix, Inc.	7,485,835	0.5
134,591	(1)		Sea Ltd. ADR	8,998,754	0.7
619,816	(1)		Snap, Inc.	8,138,184	0.6
83,822	(1)		Spotify Technology SA	7,865,018	0.6
				177,365,854	13.4
			Consumer Discretionary: 23.1%
46,397	(1)		Airbnb, Inc.	4,133,045	0.3
1,253,786	(1)		Amazon.com, Inc.	133,164,611	10.0
5,523	(1)		Booking Holdings, Inc.	9,659,672	0.7
75,302	(1	),(4)	Carvana Co.	1,700,319	0.1
11,295	(1)		Chipotle Mexican Grill, Inc.	14,765,502	1.1
319,449	(1)		Coupang, Inc.	4,072,975	0.3
101,607	(1)		DoorDash, Inc.	6,520,121	0.5
77,438	(1)		Expedia Group, Inc.	7,343,445	0.6
73,237	(4)		Ferrari NV	13,437,525	1.0
49,418	(1)		Floor & Decor Holdings, Inc.	3,111,357	0.3
220,057	(1)		Las Vegas Sands Corp.	7,391,715	0.6
25,519	(1)		Lululemon Athletica, Inc.	6,956,735	0.5
284,612	(1)		Peloton Interactive, Inc.	2,612,738	0.2
1,423,841	(1	),(4)	Rivian Automotive, Inc.	36,649,667	2.8
269,482			Ross Stores, Inc.	18,925,721	1.4
43,419	(1)		Tesla, Inc.	29,239,223	2.2
121,434	(1)		Wynn Resorts Ltd.	6,919,309	0.5
				306,603,680	23.1
			Financials: 0.5%
1,669,750	(1	),(2),(3)	Ant International Co., Limited - Class C	3,289,407	0.2
12,749	(1	),(2),(3)	Maplebear, Inc., dba Instacart	912,701	0.1
666	(1	),(2),(3)	Maplebear, Inc., dba Instacart - Non-Voting	47,679	0.0
9,189			MarketAxess Holdings, Inc.	2,352,476	0.2
				6,602,263	0.5
Shares				Value	Percentage of Net Assets
			Health Care: 11.8%
26,207	(1)		Align Technology, Inc.	$6,202,411	0.5
21,660	(1)		Argenx SE ADR	8,206,541	0.6
31,927			AstraZeneca PLC	4,211,869	0.3
252,133	(1)		Avantor, Inc.	7,841,336	0.6
39,127			Cigna Corp.	10,310,747	0.8
61,858			Eli Lilly & Co.	20,056,219	1.5
26,603			HCA Healthcare, Inc.	4,470,900	0.3
26,526			Humana, Inc.	12,416,025	0.9
16,624	(1)		Insulet Corp.	3,623,035	0.3
88,427	(1)		Intuitive Surgical, Inc.	17,748,183	1.3
64,918			Stryker Corp.	12,914,138	1.0
95,577			UnitedHealth Group, Inc.	49,091,214	3.7
				157,092,618	11.8
			Industrials: 4.1%
98,564			Airbus SE	9,640,575	0.7
219,869	(1	),(4)	Aurora Innovation, Inc.	419,950	0.0
10,261			Cintas Corp.	3,832,791	0.3
56,549			FedEx Corp.	12,820,224	1.0
39,097	(1)		Generac Holdings, Inc.	8,233,046	0.6
24,900			Old Dominion Freight Line	6,381,372	0.5
115,047			TransUnion	9,202,609	0.7
25,464			Verisk Analytics, Inc.	4,407,564	0.3
				54,938,131	4.1
			Information Technology: 44.8%
204,803	(1)		Advanced Micro Devices, Inc.	15,661,285	1.2
823,394			Apple, Inc.	112,574,428	8.5
47,108			ASML Holding NV - NY Reg	22,417,755	1.7
42,861	(1)		Atlassian Corp. PLC	8,032,151	0.6
27,617	(1)		Bill.com Holdings, Inc.	3,036,213	0.2
175,978	(1)		Black Knight, Inc.	11,507,201	0.9
70,511	(1	),(4)	Block, Inc.	4,397,542	0.3
24,248	(1)		Block, Inc. - USD	1,490,282	0.1
70,285	(1)		Ceridian HCM Holding, Inc.	3,309,018	0.3
50,046	(1)		Datadog, Inc.	4,766,381	0.4
169,150	(1)		Fiserv, Inc.	15,049,275	1.1
63,648			Global Payments, Inc.	7,042,015	0.5
17,420	(1)		HashiCorp, Inc.	512,845	0.0
77,204			Intuit, Inc.	29,757,510	2.2
7,871	(1	),(2),(3)	Magic Leap, Inc. - Class A	151,138	0.0
91,697			Mastercard, Inc. - Class A	28,928,570	2.2
645,838			Microsoft Corp.	165,870,574	12.5

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Shares				Value	Percentage of Net Assets
			Information Technology (continued)
17,371	(1)		Monday.com Ltd.	$1,791,992	0.1
26,408	(1)		MongoDB, Inc.	6,852,876	0.5
179,403			Nvidia Corp.	27,195,701	2.0
29,265			Roper Technologies, Inc.	11,549,432	0.9
142,204	(1)		Salesforce, Inc.	23,469,348	1.8
201,281	(1)		SentinelOne, Inc.	4,695,886	0.4
47,492	(1)		ServiceNow, Inc.	22,583,396	1.7
37,911	(1)		Snowflake, Inc. - Class A	5,271,904	0.4
51,440	(1	),(2),(3)	Stripe, Inc. - Class B	1,185,178	0.1
40,246	(1)		Teledyne Technologies, Inc.	15,096,677	1.1
129,615	(1)		Trade Desk, Inc./The	5,429,572	0.4
24,000	(1)		Twilio, Inc.	2,011,440	0.2
167,961			Visa, Inc. - Class A	33,069,841	2.5
				594,707,426	44.8
			Total Common Stock (Cost $1,203,792,715)	1,297,309,972	97.7
PREFERRED STOCK: 1.1%
			Consumer Discretionary: 0.4%
38,487	(1	),(2),(3)	Rappi, Inc. - Series E	1,983,235	0.2
37,201	(1	),(2),(3)	Sila Nanotechnologies, Inc., Series F	1,159,555	0.1
18,931	(1	),(2),(3)	Waymo LLC., Series A-2	1,736,389	0.1
				4,879,179	0.4
			Financials: 0.1%
1,855	(1	),(2),(3)	Maplebear, Inc., dba Instacart - Series A	132,800	0.0
26,036	(1	),(2),(3)	Maplebear, Inc., dba Instacart - Series G	1,863,917	0.1
				1,996,717	0.1
			Industrials: 0.6%
159,700	(1	),(2),(3)	GM Cruise Holdings, LLC - Class F	4,631,300	0.4
132,943	(1	),(2),(3)	Nuro, Inc. - Series C	2,771,293	0.2
				7,402,593	0.6
			Total Preferred Stock (Cost $11,475,728)	14,278,489	1.1
Principal Amount†			Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: 0.0%
90,137	(2)	Redwood Materials, Inc., 0.000%, 09/24/2023	$90,137	0.0
		Total Convertible Bonds/Notes (Cost $90,137)	90,137	0.0
		Total Long-Term Investments (Cost $1,215,358,580)	1,311,678,598	98.8
SHORT-TERM INVESTMENTS: 3.9%
		Repurchase Agreements: 1.9%
5,988,765	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $5,989,019, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $6,108,540, due 08/01/22-01/20/68)	5,988,765	0.4
2,888,903	(5)	Citadel Securities LLC, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $2,889,026, collateralized by various U.S. Government Securities, 0.000%-7.250%, Market Value plus accrued interest $2,946,831, due 07/21/22-05/15/52)	2,888,903	0.2

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Repurchase Agreements (continued)
7,865,426	(5)	National Bank Financial, Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $7,865,769, collateralized by various U.S. Government Securities, 0.000%-2.750%, Market Value plus accrued interest $8,022,740, due 07/01/22-09/09/49)	$7,865,426	0.6
4,835,784	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $4,835,989, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $4,932,500, due 08/16/22-05/20/52)	4,835,784	0.4
3,386,120	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $3,386,264, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,453,848, due 01/15/25-02/15/51)	3,386,120	0.3
		Total Repurchase Agreements (Cost $24,964,998)	24,964,998	1.9
		Time Deposits: 0.5%
820,000	(5)	Barclays Bank PLC, 1.590%, 07/01/2022	820,000	0.0
Principal Amount†				Value	Percentage of Net Assets
820,000	(5)		Canadian Imperial Bank of Commerce, 1.550%, 07/01/2022	$820,000	0.1
810,000	(5)		DZ Bank AG, 1.550%, 07/01/2022	810,000	0.0
760,000	(5)		Landesbank Baden-Wurttemberg, 1.570%, 07/01/2022	760,000	0.0
820,000	(5)		Mizuho Bank Ltd., 1.570%, 07/01/2022	820,000	0.1
820,000	(5)		Royal Bank of Canada, 1.570%, 07/01/2022	820,000	0.1
820,000	(5)		Skandinaviska Enskilda Banken AB, 1.560%, 07/01/2022	820,000	0.1
820,000	(5)		Societe Generale, 1.550%, 07/01/2022	820,000	0.1
810,000	(5)		Toronto-Dominion Bank, 1.560%, 07/01/2022	810,000	0.0
			Total Time Deposits (Cost $7,300,000)	7,300,000	0.5
Shares				Value	Percentage of Net Assets
			Mutual Funds: 1.5%
560,000	(5	),(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.380%	$560,000	0.0
967,000	(5	),(6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%	967,000	0.1
18,033,760	(6)		T. Rowe Price Government Reserve Fund, 1.340%	18,033,760	1.4
			Total Mutual Funds (Cost $19,560,760)	19,560,760	1.5
			Total Short-Term Investments (Cost $51,825,758)	51,825,758	3.9
			Total Investments in Securities (Cost $1,267,184,338)	$1,363,504,356	102.7
			Liabilities in Excess of Other Assets	(35,240,927)	(2.7)
			Net Assets	$1,328,263,429	100.0

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

†  Unless otherwise indicated, principal amount is shown in USD.

ADR  American Depositary Receipt

(1)  Non-income producing security.

(2)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(3)  Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2022, the Portfolio held restricted securities with a fair value of $25,008,422 or 1.9% of net assets. Please refer to the table below for additional details.

(4)  Security, or a portion of the security, is on loan.

(5)  All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)  Rate shown is the 7-day yield as of June 30, 2022.

Geographic Diversification
as of June 30, 2022
(as a percentage of net assets)

United States	91.7%
Netherlands	3.0%
Italy	1.0%
United Kingdom	0.9%
Singapore	0.7%
Sweden	0.6%
Canada	0.5%
South Korea	0.3%
Israel	0.1%
Assets in Excess of Other Liabilities*	1.2%
Net Assets	100.0%

*  Includes short-term investments.

Portfolio holdings are subject to change daily.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$172,222,024	$—	$5,143,830	$177,365,854
Consumer Discretionary	306,603,680	—	—	306,603,680
Financials	2,352,476	—	4,249,787	6,602,263
Health Care	152,880,749	4,211,869	—	157,092,618
Industrials	45,297,556	9,640,575	—	54,938,131
Information Technology	588,973,568	4,397,542	1,336,316	594,707,426
Total Common Stock	1,268,330,053	18,249,986	10,729,933	1,297,309,972
Preferred Stock	—	—	14,278,489	14,278,489
Convertible Bonds/Notes	—	—	90,137	90,137
Short-Term Investments	19,560,760	32,264,998	—	51,825,758
Total Investments, at fair value	$1,287,890,813	$50,514,984	$25,098,559	$1,363,504,356

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2022, VY® T. Rowe Price Growth Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Ant International Co., Limited - Class C	6/7/2018	$6,364,043	$3,289,407
Epic Games, Inc.	6/18/2020	3,180,325	5,143,830
GM Cruise Holdings, LLC - Class F	5/7/2019	2,914,525	4,631,300
Magic Leap, Inc. - Class A	1/20/2016	3,824,971	151,138
Maplebear, Inc., dba Instacart	8/7/2020	590,711	912,701
Maplebear, Inc., dba Instacart - Non-Voting	8/7/2020	30,858	47,679
Maplebear, Inc., dba Instacart - Series A	11/18/2020	113,177	132,800
Maplebear, Inc., dba Instacart - Series G	7/2/2020	1,252,121	1,863,917
Nuro, Inc. - Series C	10/30/2020	1,735,518	2,771,293
Rappi, Inc. - Series E	9/8/2020	2,299,446	1,983,235
Sila Nanotechnologies, Inc., Series F	1/7/2021	1,535,389	1,159,555
Stripe, Inc. - Class B	12/17/2019	807,093	1,185,178
Waymo LLC., Series A-2	5/8/2020	1,625,552	1,736,389
		$26,273,729	$25,008,422

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE   PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO   AS OF JUNE 30, 2022 (UNAUDITED) (CONTINUED)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2022:

Investments, at fair value	Fair Value at June 30, 2022	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)		Weighted Average of Inputs***		Impact to Valuation from an Increase in Input****
Common Stocks	$10,729,933	Market Approach	Recent Comparable Transaction Price(s)	—	**	—	**	—	**
		Market Approach	Discount for lack of marketability	10%		10%		Decrease
		Market Approach	Enterprise Value to EBITDA Multiple	10.6	x - 41.2x	10.6	x - 41.2x	Increase
		Market Approach	Whole Company Price to Earnings Multiple	7.1	x - 19.9x	7.1	x - 19.9x	Increase
Convertible Bonds/Notes	$90,137	Market Approach	Recent Comparable Transaction Price(s)	—	**	—	**	—	**
Preferred Stocks	$14,278,489	Market Approach	Recent Comparable Transaction Price(s)	—	**	—	**	—	**
		Market Approach	Enterprise Value to Sales Multiple	3.3	x - 6.2x	3.3	x - 6.2x	Increase
		Market Approach	Enterprise Value to Gross Merchandise Value	0.5	x - 0.7x	0.5	x - 0.7x	Increase
		Market Approach	Discount for lack of marketability	10%		10%		Decrease
		Market Approach	Enterprise Value to EBITDA Multiple	10.6	x - 41.2x	10.6	x - 41.2x	Increase
		Market Approach	Projected Enterprise Value to EBITDA Multiple	4.3	x	4.3	x	Increase
		Market Approach	Discount for uncertainty	30%		30%		Decrease
Total Investments, at fair value	$25,098,559

*  Valuation techniques may change in order to reflect management's judgment of current market participant assumptions.

**  No quantitative unobservable inputs significant to the valuation technique were created by the Portfolio's management.

***  Unobservable inputs were weighted by the relative fair value of the instruments.

****  Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2022:

	Common Stocks	Convertible Bonds/Notes	Preferred Stocks	Total
Assets:
Beginning balance at December 31, 2021	$16,502,888	$—	$16,042,676	$32,545,564
Purchases	—	90,137	—	90,137
Sales	—	—	—	—
Total realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)*****	(5,772,955)	—	(1,764,187)	(7,537,142)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Ending balance at June 30, 2022	$10,729,933	$90,137	$14,278,489	$25,098,559
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of June 30, 2022*****	$(5,772,955)	$—	$(1,764,187)	$(7,537,142)

*****  Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at June 30, 2022 may be due to securities no longer held or categorized as Level 3 at period end.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,272,999,576.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$294,004,832
Gross Unrealized Depreciation	(203,499,768)
Net Unrealized Appreciation	$90,505,064

See Accompanying Notes to Financial Statements

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com

VPSAR-VPI

(0622-082222)

Semi-Annual Report
June 30, 2022
Classes ADV, I, R6, S, S2 and T
Voya Partners, Inc.
■ Voya Solution Aggressive Portfolio	■ Voya Solution 2035 Portfolio
■ Voya Solution Balanced Portfolio	■ Voya Solution 2040 Portfolio
■ Voya Solution Conservative Portfolio	■ Voya Solution 2045 Portfolio
■ Voya Solution Income Portfolio	■ Voya Solution 2050 Portfolio
■ Voya Solution Moderately Aggressive Portfolio	■ Voya Solution 2055 Portfolio
■ Voya Solution Moderately Conservative Portfolio	■ Voya Solution 2060 Portfolio
■ Voya Solution 2025 Portfolio	■ Voya Solution 2065 Portfolio
■ Voya Solution 2030 Portfolio
As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

[This Page Intentionally Left Blank]

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2022**	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2022**
Voya Solution Aggressive Portfolio
Class ADV	$1,000.00	$787.20	0.86%	$3.81	$1,000.00	$1,020.53	0.86%	$4.31
Class I	1,000.00	789.60	0.36	1.60	1,000.00	1,023.01	0.36	1.81
Class R6	1,000.00	789.60	0.32	1.42	1,000.00	1,023.21	0.32	1.61
Class S	1,000.00	787.90	0.61	2.70	1,000.00	1,021.77	0.61	3.06
Class S2	1,000.00	787.30	0.76	3.37	1,000.00	1,021.03	0.76	3.81
Voya Solution Balanced Portfolio
Class ADV	$1,000.00	$822.30	0.84%	$3.80	$1,000.00	$1,020.63	0.84%	$4.21
Class I	1,000.00	824.70	0.34	1.54	1,000.00	1,023.11	0.34	1.71
Class R6	1,000.00	824.70	0.29	1.31	1,000.00	1,023.36	0.29	1.45
Class S	1,000.00	823.70	0.59	2.67	1,000.00	1,021.87	0.59	2.96
Class S2	1,000.00	822.40	0.74	3.34	1,000.00	1,021.12	0.74	3.71
Voya Solution Conservative Portfolio
Class ADV	$1,000.00	$877.10	0.73%	$3.40	$1,000.00	$1,021.17	0.73%	$3.66
Class I	1,000.00	879.00	0.23	1.07	1,000.00	1,023.65	0.23	1.15
Class R6	1,000.00	879.00	0.23	1.07	1,000.00	1,023.65	0.23	1.15
Class S	1,000.00	878.40	0.48	2.24	1,000.00	1,022.41	0.48	2.41
Class S2	1,000.00	877.60	0.63	2.93	1,000.00	1,021.67	0.63	3.16
1

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2022**	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2022**
Voya Solution Income Portfolio
Class ADV	$1,000.00	$862.70	0.74%	$3.42	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	865.60	0.24	1.11	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	864.40	0.49	2.27	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	863.70	0.64	2.96	1,000.00	1,021.62	0.64	3.21
Class T	1,000.00	862.30	0.94	4.34	1,000.00	1,020.13	0.94	4.71
Voya Solution Moderately Aggressive Portfolio
Class ADV	$1,000.00	$803.50	0.77%	$3.44	$1,000.00	$1,020.98	0.77%	$3.86
Class I	1,000.00	805.00	0.27	1.21	1,000.00	1,023.46	0.27	1.35
Class R6	1,000.00	804.80	0.27	1.21	1,000.00	1,023.46	0.27	1.35
Class S	1,000.00	804.40	0.52	2.33	1,000.00	1,022.22	0.52	2.61
Class S2	1,000.00	803.70	0.67	3.00	1,000.00	1,021.47	0.67	3.36
Voya Solution Moderately Conservative Portfolio
Class ADV	$1,000.00	$849.70	0.77%	$3.53	$1,000.00	$1,020.98	0.77%	$3.86
Class I	1,000.00	852.10	0.27	1.24	1,000.00	1,023.46	0.27	1.35
Class R6	1,000.00	851.30	0.27	1.24	1,000.00	1,023.46	0.27	1.35
Class S	1,000.00	850.00	0.52	2.39	1,000.00	1,022.22	0.52	2.61
Class S2	1,000.00	849.90	0.67	3.07	1,000.00	1,021.47	0.67	3.36
Voya Solution 2025 Portfolio
Class ADV	$1,000.00	$830.40	0.72%	$3.27	$1,000.00	$1,021.22	0.72%	$3.61
Class I	1,000.00	833.10	0.22	1.00	1,000.00	1,023.70	0.22	1.10
Class S	1,000.00	831.20	0.47	2.13	1,000.00	1,022.46	0.47	2.36
Class S2	1,000.00	831.20	0.62	2.82	1,000.00	1,021.72	0.62	3.11
Class T	1,000.00	830.20	0.92	4.17	1,000.00	1,020.23	0.92	4.61
Voya Solution 2030 Portfolio
Class ADV	$1,000.00	$822.00	0.70%	$3.16	$1,000.00	$1,021.32	0.70%	$3.51
Class I	1,000.00	823.90	0.20	0.90	1,000.00	1,023.80	0.20	1.00
Class S	1,000.00	822.80	0.45	2.03	1,000.00	1,022.56	0.45	2.26
Class S2	1,000.00	822.20	0.60	2.71	1,000.00	1,021.82	0.60	3.01
Class T	1,000.00	821.10	0.90	4.06	1,000.00	1,020.33	0.90	4.51
Voya Solution 2035 Portfolio
Class ADV	$1,000.00	$809.50	0.67%	$3.01	$1,000.00	$1,021.47	0.67%	$3.36
Class I	1,000.00	811.70	0.17	0.76	1,000.00	1,023.95	0.17	0.85
Class S	1,000.00	811.00	0.42	1.89	1,000.00	1,022.71	0.42	2.11
Class S2	1,000.00	810.20	0.57	2.56	1,000.00	1,021.97	0.57	2.86
Class T	1,000.00	808.40	0.87	3.90	1,000.00	1,020.48	0.87	4.36
Voya Solution 2040 Portfolio
Class ADV	$1,000.00	$798.50	0.66%	$2.94	$1,000.00	$1,021.52	0.66%	$3.31
Class I	1,000.00	800.30	0.16	0.71	1,000.00	1,024.00	0.16	0.80
Class S	1,000.00	799.40	0.41	1.83	1,000.00	1,022.76	0.41	2.06
Class S2	1,000.00	798.90	0.56	2.50	1,000.00	1,022.02	0.56	2.81
Class T	1,000.00	797.50	0.86	3.83	1,000.00	1,020.53	0.86	4.31
2

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2022**	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2022**
Voya Solution 2045 Portfolio
Class ADV	$1,000.00	$792.70	0.66%	$2.93	$1,000.00	$1,021.52	0.66%	$3.31
Class I	1,000.00	794.40	0.16	0.71	1,000.00	1,024.00	0.16	0.80
Class S	1,000.00	793.60	0.41	1.82	1,000.00	1,022.76	0.41	2.06
Class S2	1,000.00	792.70	0.56	2.49	1,000.00	1,022.02	0.56	2.81
Class T	1,000.00	791.80	0.86	3.82	1,000.00	1,020.53	0.86	4.31
Voya Solution 2050 Portfolio
Class ADV	$1,000.00	$789.70	0.68%	$3.02	$1,000.00	$1,021.42	0.68%	$3.41
Class I	1,000.00	792.00	0.18	0.80	1,000.00	1,023.90	0.18	0.90
Class S	1,000.00	790.90	0.43	1.91	1,000.00	1,022.66	0.43	2.16
Class S2	1,000.00	790.60	0.58	2.58	1,000.00	1,021.92	0.58	2.91
Class T	1,000.00	789.10	0.88	3.90	1,000.00	1,020.43	0.88	4.41
Voya Solution 2055 Portfolio
Class ADV	$1,000.00	$788.00	0.69%	$3.06	$1,000.00	$1,021.37	0.69%	$3.46
Class I	1,000.00	790.10	0.19	0.84	1,000.00	1,023.85	0.19	0.95
Class S	1,000.00	789.30	0.44	1.95	1,000.00	1,022.61	0.44	2.21
Class S2	1,000.00	789.10	0.59	2.62	1,000.00	1,021.87	0.59	2.96
Class T	1,000.00	787.20	0.89	3.94	1,000.00	1,020.38	0.89	4.46
Voya Solution 2060 Portfolio
Class ADV	$1,000.00	$788.10	0.69%	$3.06	$1,000.00	$1,021.37	0.69%	$3.46
Class I	1,000.00	790.10	0.19	0.84	1,000.00	1,023.85	0.19	0.95
Class S	1,000.00	789.10	0.44	1.95	1,000.00	1,022.61	0.44	2.21
Class S2	1,000.00	788.80	0.59	2.62	1,000.00	1,021.87	0.59	2.96
Class T	1,000.00	787.40	0.89	3.94	1,000.00	1,020.38	0.89	4.46
Voya Solution 2065 Portfolio
Class ADV	$1,000.00	$788.10	0.70%	$3.10	$1,000.00	$1,021.32	0.70%	$3.51
Class I	1,000.00	790.30	0.20	0.89	1,000.00	1,023.80	0.20	1.00
Class S	1,000.00	789.10	0.45	2.00	1,000.00	1,022.56	0.45	2.26
Class S2	1,000.00	789.10	0.60	2.66	1,000.00	1,021.82	0.60	3.01
Class T	1,000.00	787.40	0.90	3.99	1,000.00	1,020.33	0.90	4.51

*
The annualized expense ratios do not include expenses of the underlying funds.

**
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

3

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$23,882,487	$46,102,161	$13,604,169	$201,913,284
Investments in unaffiliated underlying funds at fair value**	4,410,661	5,531,868	1,421,805	24,824,609
Cash	—	148,546	51,315	242,434
Cash collateral for futures contracts	—	—	—	289,891
Receivables:
Investments in affiliated underlying funds sold	276,728	—	13,726	—
Investments in unaffiliated underlying funds sold	52,205	—	—	85,464
Fund shares sold	27,771	133,266	1,938	207,579
Variation margin on futures contracts	—	—	—	107,535
Prepaid expenses	334	650	177	3,096
Reimbursement due from Investment Adviser	2,277	105	2,457	25,155
Other assets	344	1,586	481	19,457
Total assets	28,652,807	51,918,182	15,096,068	227,718,504
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	3,187	116,513	—	79,257
Payable for investments in unaffiliated underlying funds purchased	159	112,439	42,296	338,543
Payable for fund shares redeemed	304,499	16,624	15,664	128,323
Payable for investment management fees	5,569	9,467	2,658	41,492
Payable for distribution and shareholder service fees	2,842	7,933	2,238	65,291
Payable to custodian due to bank overdraft	24,189	—	—	—
Payable for directors fees	76	141	39	636
Payable to directors under the deferred compensation plan (Note 6)	344	1,586	481	19,457
Other accrued expenses and liabilities	6,604	20,709	6,420	146,387
Total liabilities	347,469	285,412	69,796	819,386
NET ASSETS	$28,305,338	$51,632,770	$15,026,272	$226,899,118
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$27,524,666	$49,044,914	$15,223,015	$220,656,511
Total distributable earnings (loss)	780,672	2,587,856	(196,743)	6,242,607
NET ASSETS	$28,305,338	$51,632,770	$15,026,272	$226,899,118
* Cost of investments in affiliated underlying funds	$27,671,645	$52,119,734	$15,100,539	$224,019,308
** Cost of investments in unaffiliated underlying funds	$5,292,880	$6,501,166	$1,588,718	$29,861,050
See Accompanying Notes to Financial Statements
4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited) (continued)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
Class ADV
Net assets	$3,611,063	$9,249,217	$3,568,166	$113,391,740
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	278,872	979,851	340,103	10,307,040
Net asset value and redemption price per share	$12.95	$9.44	$10.49	$11.00
Class I
Net assets	$880,485	$3,391,712	$102,555	$31,392,630
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	65,912	343,344	9,663	2,769,081
Net asset value and redemption price per share	$13.36	$9.88	$10.61	$11.34
Class R6
Net assets	$19,060,042	$19,963,237	$8,299,857	n/a
Shares authorized	100,000,000	100,000,000	100,000,000	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	1,426,593	2,020,674	781,977	n/a
Net asset value and redemption price per share	$13.36	$9.88	$10.61	n/a
Class S
Net assets	$3,335,653	$18,015,661	$1,944,149	$78,129,015
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	253,609	1,881,335	184,289	6,963,537
Net asset value and redemption price per share	$13.15	$9.58	$10.55	$11.22
Class S2
Net assets	$1,418,095	$1,012,943	$1,111,545	$3,882,734
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	110,068	106,140	106,893	356,357
Net asset value and redemption price per share	$12.88	$9.54	$10.40	$10.90
Class T
Net assets	n/a	n/a	n/a	$102,999
Shares authorized	n/a	n/a	n/a	100,000,000
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	8,615
Net asset value and redemption price per share	n/a	n/a	n/a	$11.96
See Accompanying Notes to Financial Statements
5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2025 Portfolio	Voya Solution 2030 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$398,361,335	$33,485,953	$422,122,495	$44,914,404
Investments in unaffiliated underlying funds at fair value**	74,425,239	2,544,263	60,155,722	4,310,403
Cash	305,917	37,694	430,475	88,189
Cash collateral for futures contracts	925,573	—	624,335	—
Receivables:
Investments in affiliated underlying funds sold	—	286,186	169,662	—
Investments in unaffiliated underlying funds sold	49,820	—	216,566	—
Fund shares sold	606,892	16,430	179,533	36,735
Variation margin on futures contracts	130,005	—	231,757	—
Prepaid expenses	6,528	467	6,586	619
Reimbursement due from Investment Adviser	—	1,656	35,277	1,789
Other assets	28,762	1,119	32,099	674
Total assets	474,840,071	36,373,768	484,204,507	49,352,813
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	601,837	—	172,967	33,330
Payable for investments in unaffiliated underlying funds purchased	121,396	17,704	643,904	59,388
Payable for fund shares redeemed	5,054	302,615	176,229	3,405
Payable for investment management fees	93,017	6,850	89,947	9,008
Payable for distribution and shareholder service fees	98,623	7,056	129,730	12,763
Payable for directors fees	1,364	100	1,366	134
Payable to directors under the deferred compensation plan (Note 6)	28,762	1,119	32,099	674
Other accrued expenses and liabilities	79,854	27,347	190,054	60,618
Total liabilities	1,029,907	362,791	1,436,296	179,320
NET ASSETS	$473,810,164	$36,010,977	$482,768,211	$49,173,493
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$432,063,326	$35,200,414	$456,012,197	$47,539,049
Total distributable earnings	41,746,838	810,563	26,756,014	1,634,444
NET ASSETS	$473,810,164	$36,010,977	$482,768,211	$49,173,493
* Cost of investments in affiliated underlying funds	$446,498,753	$38,005,348	$483,435,445	$52,132,612
** Cost of investments in unaffiliated underlying funds	$86,434,380	$2,972,912	$69,782,024	$5,029,258
See Accompanying Notes to Financial Statements
6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited) (continued)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2025 Portfolio	Voya Solution 2030 Portfolio
Class ADV
Net assets	$21,680,577	$5,422,088	$180,868,513	$21,875,988
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,804,267	557,740	17,504,017	1,476,114
Net asset value and redemption price per share	$12.02	$9.72	$10.33	$14.82
Class I
Net assets	$4,084,312	$185,270	$51,521,581	$10,892,374
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	330,888	18,169	4,803,523	707,565
Net asset value and redemption price per share	$12.34	$10.20	$10.73	$15.39
Class R6
Net assets	$26,326,263	$9,732,461	n/a	n/a
Shares authorized	100,000,000	100,000,000	n/a	n/a
Par value	$0.001	$0.001	n/a	n/a
Shares outstanding	2,134,470	954,876	n/a	n/a
Net asset value and redemption price per share	$12.33	$10.19	n/a	n/a
Class S
Net assets	$420,653,125	$16,856,251	$241,992,843	$15,748,124
Shares authorized	200,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	34,573,394	1,698,368	22,952,972	1,033,728
Net asset value and redemption price per share	$12.17	$9.92	$10.54	$15.23
Class S2
Net assets	$1,065,887	$3,814,907	$8,073,307	$608,658
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	87,677	391,604	792,223	40,619
Net asset value and redemption price per share	$12.16	$9.74	$10.19	$14.98
Class T
Net assets	n/a	n/a	$311,967	$48,349
Shares authorized	n/a	n/a	100,000,000	100,000,000
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	28,373	3,271
Net asset value and redemption price per share	n/a	n/a	$11.00	$14.78
See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited)

	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio	Voya Solution 2050 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$465,855,822	$31,081,959	$345,537,988	$25,035,334
Investments in unaffiliated underlying funds at fair value**	72,812,108	4,751,289	68,595,444	4,747,746
Cash	481,056	125,916	202,846	90,426
Cash collateral for futures contracts	692,282	—	821,342	—
Receivables:
Investments in unaffiliated underlying funds sold	250,543	—	258,316	—
Fund shares sold	289,766	31,276	200,664	33,681
Variation margin on futures contracts	260,672	—	115,381	—
Prepaid expenses	7,212	463	5,568	383
Reimbursement due from Investment Adviser	40,536	5,789	63,975	5,595
Other assets	30,230	527	21,374	415
Total assets	540,720,227	35,997,219	415,822,898	29,913,580
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	117,137	13,916	44,137	33,681
Payable for investments in unaffiliated underlying funds purchased	681,385	98,882	213,066	64,205
Payable for fund shares redeemed	172,629	17,361	156,527	—
Payable for investment management fees	103,504	6,863	82,289	5,775
Payable for distribution and shareholder service fees	137,274	8,395	103,969	7,089
Payable for directors fees	1,522	99	1,182	82
Payable to directors under the deferred compensation plan (Note 6)	30,230	527	21,374	415
Other accrued expenses and liabilities	183,176	23,927	135,831	22,216
Total liabilities	1,426,857	169,970	758,375	133,463
NET ASSETS	$539,293,370	$35,827,249	$415,064,523	$29,780,117
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$493,515,058	$33,825,522	$377,917,346	$27,636,749
Total distributable earnings	45,778,312	2,001,727	37,147,177	2,143,368
NET ASSETS	$539,293,370	$35,827,249	$415,064,523	$29,780,117
* Cost of investments in affiliated underlying funds	$535,122,675	$37,177,238	$408,098,689	$29,937,980
** Cost of investments in unaffiliated underlying funds	$86,789,730	$5,692,893	$77,779,651	$5,611,343
See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited) (continued)

	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio	Voya Solution 2050 Portfolio
Class ADV
Net assets	$168,098,527	$12,926,619	$121,929,543	$11,948,718
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	15,882,375	823,889	11,728,381	739,653
Net asset value and redemption price per share	$10.58	$15.69	$10.40	$16.15
Class I
Net assets	$64,440,582	$9,680,321	$53,231,960	$8,511,258
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,861,525	593,433	4,900,201	504,598
Net asset value and redemption price per share	$10.99	$16.31	$10.86	$16.87
Class S
Net assets	$297,253,995	$11,676,470	$234,025,290	$8,767,668
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	27,509,519	725,191	22,060,222	528,137
Net asset value and redemption price per share	$10.81	$16.10	$10.61	$16.60
Class S2
Net assets	$9,483,519	$1,533,697	$5,737,771	$542,326
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	921,750	97,241	559,815	33,255
Net asset value and redemption price per share	$10.29	$15.77	$10.25	$16.31
Class T
Net assets	$16,747	$10,142	$139,959	$10,147
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,492	650	12,740	622
Net asset value and redemption price per share	$11.22	$15.60	$10.99	$16.31
See Accompanying Notes to Financial Statements
9

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited)

	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio	Voya Solution 2065 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$117,591,328	$19,117,426	$5,417,334
Investments in unaffiliated underlying funds at fair value**	22,804,822	3,286,728	929,576
Cash	361,957	85,587	39,710
Cash collateral for futures contracts	274,611	—	—
Receivables:
Fund shares sold	91,697	74,302	23,135
Variation margin on futures contracts	38,593	—	—
Prepaid expenses	1,838	277	61
Reimbursement due from Investment Adviser	23,598	—	7,093
Other assets	4,745	230	10
Total assets	141,193,189	22,564,550	6,416,919
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	31,703	74,303	23,134
Payable for investments in unaffiliated underlying funds purchased	276,108	67,008	34,435
Payable for fund shares redeemed	60,000	—	—
Payable for investment management fees	27,709	7,755	1,221
Payable for distribution and shareholder service fees	34,677	5,409	1,312
Payable for directors fees	395	61	16
Payable to directors under the deferred compensation plan (Note 6)	4,745	230	10
Other accrued expenses and liabilities	110,101	15,896	4,958
Total liabilities	545,438	170,662	65,086
NET ASSETS	$140,647,751	$22,393,888	$6,351,833
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$131,222,715	$21,252,713	$7,509,570
Total distributable earnings (loss)	9,425,036	1,141,175	(1,157,737)
NET ASSETS	$140,647,751	$22,393,888	$6,351,833
* Cost of investments in affiliated underlying funds	$140,924,028	$22,987,937	$6,486,667
** Cost of investments in unaffiliated underlying funds	$26,335,984	$3,908,924	$1,089,615
See Accompanying Notes to Financial Statements
10

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited) (continued)

	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio	Voya Solution 2065 Portfolio
Class ADV
Net assets	$43,807,103	$8,688,562	$1,687,423
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	3,671,250	737,001	179,312
Net asset value and redemption price per share	$11.93	$11.79	$9.41
Class I
Net assets	$23,086,555	$5,962,064	$1,822,921
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,858,161	493,673	192,788
Net asset value and redemption price per share	$12.42	$12.08	$9.46
Class S
Net assets	$70,962,625	$7,079,139	$2,723,829
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,866,347	597,025	288,822
Net asset value and redemption price per share	$12.10	$11.86	$9.43
Class S2
Net assets	$2,773,072	$659,692	$114,423
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	230,906	55,925	12,140
Net asset value and redemption price per share	$12.01	$11.80	$9.43
Class T
Net assets	$18,396	$4,431	$3,237
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,493	377	344
Net asset value and redemption price per share	$12.32	$11.74	$9.41
See Accompanying Notes to Financial Statements
11

STATEMENTS OF OPERATIONS for the six months ended June 30, 2022 (Unaudited)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$3,397	$144,888	$90,221	$1,192,901
Dividends from unaffiliated underlying funds	36,774	61,854	11,498	262,140
Total investment income	40,171	206,742	101,719	1,455,041
EXPENSES:
Investment management fees	35,573	64,569	17,178	280,525
Distribution and shareholder service fees:
Class ADV	9,954	24,571	9,341	319,583
Class S	4,904	24,994	2,525	105,592
Class S2	3,027	2,398	2,189	9,646
Class T	—	—	—	382
Transfer agent fees:
Class ADV	1,757	2,347	1,575	29,563
Class I	308	853	144	8,122
Class R6	279	37	93	—
Class S	1,705	4,778	852	19,534
Class S2	663	289	461	1,115
Class T	—	—	—	25
Shareholder reporting expense	181	543	181	2,715
Registration fees	32	8	19	—
Professional fees	3,240	4,327	2,398	16,834
Custody and accounting expense	4,887	5,973	4,887	10,860
Directors fees	381	706	199	3,181
Miscellaneous expense	3,910	5,858	5,162	13,472
Interest expense	—	—	—	374
Total expenses	70,801	142,251	47,204	821,523
Recouped/(Waived and reimbursed fees)	(4,112)	449	(14,762)	(81,241)
Net expenses	66,689	142,700	32,442	740,282
Net investment income (loss)	(26,518)	64,042	69,277	714,759
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	468,919	152,837	(204,438)	940,134
Sale of unaffiliated underlying funds	489,582	1,494,781	(858)	2,615,680
Futures	—	—	—	(141,233)
Net realized gain (loss)	958,501	1,647,618	(205,296)	3,414,581
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(6,386,668)	(9,442,817)	(1,593,486)	(32,976,356)
Unaffiliated underlying funds	(1,776,884)	(3,278,149)	(340,486)	(8,568,695)
Futures	—	—	—	(34,466)
Net change in unrealized appreciation (depreciation)	(8,163,552)	(12,720,966)	(1,933,972)	(41,579,517)
Net realized and unrealized loss	(7,205,051)	(11,073,348)	(2,139,268)	(38,164,936)
Decrease in net assets resulting from operations	$(7,231,569)	$(11,009,306)	$(2,069,991)	$(37,450,177)
See Accompanying Notes to Financial Statements
12

STATEMENTS OF OPERATIONS for the six months ended June 30, 2022 (Unaudited)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2025 Portfolio	Voya Solution 2030 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$578,534	$178,723	$1,850,626	$139,213
Dividends from unaffiliated underlying funds	663,031	32,450	510,749	48,455
Total investment income	1,241,565	211,173	2,361,375	187,668
EXPENSES:
Investment management fees	637,202	43,936	599,153	59,185
Distribution and shareholder service fees:
Class ADV	59,103	13,809	514,177	57,987
Class S	603,981	23,549	336,732	21,511
Class S2	2,692	8,218	19,437	2,078
Class T	—	—	1,195	181
Transfer agent fees:
Class ADV	704	2,090	45,048	5,856
Class I	137	91	12,500	2,884
Class R6	21	18	—	—
Class S	14,386	7,130	59,004	4,344
Class S2	39	1,554	2,129	267
Class T	—	—	74	13
Shareholder reporting expense	4,706	1,448	6,878	253
Registration fees	12	—	—	—
Professional fees	31,675	5,068	30,770	5,973
Custody and accounting expense	20,815	5,068	15,928	7,008
Directors fees	6,818	499	6,833	667
Miscellaneous expense	20,043	4,812	19,633	5,540
Interest expense	125	37	24	—
Total expenses	1,402,459	117,327	1,669,515	173,747
Waived and reimbursed fees	—	(17,834)	(195,244)	(38,622)
Net expenses	1,402,459	99,493	1,474,271	135,125
Net investment income (loss)	(160,894)	111,680	887,104	52,543
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	7,832,765	149,837	862,820	24,610
Sale of unaffiliated underlying funds	12,989,756	282,230	7,944,561	441,201
Futures	1,280,739	—	(290,470)	—
Net realized gain	22,103,260	432,067	8,516,911	465,811
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(105,501,276)	(5,867,620)	(89,076,794)	(9,097,201)
Unaffiliated underlying funds	(34,995,026)	(1,111,678)	(21,418,231)	(1,802,647)
Futures	(110,028)	—	(73,617)	—
Net change in unrealized appreciation (depreciation)	(140,606,330)	(6,979,298)	(110,568,642)	(10,899,848)
Net realized and unrealized loss	(118,503,070)	(6,547,231)	(102,051,731)	(10,434,037)
Decrease in net assets resulting from operations	$(118,663,964)	$(6,435,551)	$(101,164,627)	$(10,381,494)
See Accompanying Notes to Financial Statements
13

STATEMENTS OF OPERATIONS for the six months ended June 30, 2022 (Unaudited)

	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio	Voya Solution 2050 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,089,996	$40,383	$86,561	$4,124
Dividends from unaffiliated underlying funds	755,338	47,885	662,725	46,615
Total investment income	1,845,334	88,268	749,286	50,739
EXPENSES:
Investment management fees	690,532	45,623	550,765	38,389
Distribution and shareholder service fees:
Class ADV	480,374	36,399	353,647	33,427
Class S	411,132	15,619	324,604	11,379
Class S2	23,983	3,492	17,163	1,627
Class T	73	40	564	40
Transfer agent fees:
Class ADV	43,595	5,941	46,067	7,850
Class I	16,047	4,240	19,201	5,415
Class S	74,617	5,095	84,567	5,342
Class S2	2,721	711	2,794	477
Class T	5	5	53	7
Shareholder reporting expense	8,226	362	7,240	1,002
Professional fees	37,005	4,072	28,240	4,997
Custody and accounting expense	21,620	5,430	17,557	5,068
Directors fees	7,610	494	5,909	410
Miscellaneous expense	20,795	5,947	13,829	4,480
Interest expense	23	—	—	—
Total expenses	1,838,358	133,470	1,472,200	119,910
Waived and reimbursed fees	(402,467)	(46,089)	(395,403)	(43,916)
Net expenses	1,435,891	87,381	1,076,797	75,994
Net investment income (loss)	409,443	887	(327,511)	(25,255)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	5,571,698	341,901	6,081,434	360,236
Sale of unaffiliated underlying funds	13,946,932	714,230	11,098,480	693,283
Futures	(315,734)	—	1,152,565	—
Net realized gain	19,202,896	1,056,131	18,332,479	1,053,519
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(114,424,451)	(7,615,355)	(97,057,514)	(6,634,902)
Unaffiliated underlying funds	(32,729,833)	(2,204,838)	(29,716,031)	(2,043,068)
Futures	(74,146)	—	(98,354)	—
Net change in unrealized appreciation (depreciation)	(147,228,430)	(9,820,193)	(126,871,899)	(8,677,970)
Net realized and unrealized loss	(128,025,534)	(8,764,062)	(108,539,420)	(7,624,451)
Decrease in net assets resulting from operations	$(127,616,091)	$(8,763,175)	$(108,866,931)	$(7,649,706)
See Accompanying Notes to Financial Statements
14

STATEMENTS OF OPERATIONS for the six months ended June 30, 2022 (Unaudited)

	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio	Voya Solution 2065 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$—	$1,084	$304
Dividends from unaffiliated underlying funds	216,016	32,760	8,521
Total investment income	216,016	33,844	8,825
EXPENSES:
Investment management fees	183,427	28,343	7,217
Distribution and shareholder service fees:
Class ADV	124,774	23,592	4,223
Class S	96,888	9,308	3,234
Class S2	8,454	1,990	279
Class T	73	17	13
Transfer agent fees:
Class ADV	27,654	9,563	1,207
Class I	13,858	6,268	1,260
Class S	42,938	7,547	1,852
Class S2	2,343	1,009	99
Class T	12	5	2
Shareholder reporting expense	1,810	181	272
Registration fees	—	—	21
Professional fees	10,649	2,124	2,172
Custody and accounting expense	6,335	5,356	7,305
Directors fees	1,975	303	78
Miscellaneous expense	5,848	4,872	5,292
Total expenses	527,038	100,478	34,526
Waived and reimbursed fees	(146,156)	(42,405)	(20,623)
Net expenses	380,882	58,073	13,903
Net investment loss	(164,866)	(24,229)	(5,078)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	2,290,173	102,011	(133,887)
Sale of unaffiliated underlying funds	2,648,128	396,221	41,548
Futures	387,575	—	—
Net realized gain (loss)	5,325,876	498,232	(92,339)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(33,516,410)	(4,854,753)	(1,083,597)
Unaffiliated underlying funds	(8,850,422)	(1,334,474)	(277,245)
Futures	(33,589)	—	—
Net change in unrealized appreciation (depreciation)	(42,400,421)	(6,189,227)	(1,360,842)
Net realized and unrealized loss	(37,074,545)	(5,690,995)	(1,453,181)
Decrease in net assets resulting from operations	$(37,239,411)	$(5,715,224)	$(1,458,259)
See Accompanying Notes to Financial Statements
15

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution Aggressive Portfolio		Voya Solution Balanced Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income (loss)	$(26,518)	$225,647	$64,042	$758,318
Net realized gain	958,501	5,404,163	1,647,618	8,457,316
Net change in unrealized appreciation (depreciation)	(8,163,552)	(536,618)	(12,720,966)	(1,358,329)
Increase (decrease) in net assets resulting from operations	(7,231,569)	5,093,192	(11,009,306)	7,857,305
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(36,612)	—	(155,467)
Class I	—	(5,299)	—	(66,254)
Class R6	—	(231,482)	—	(451,989)
Class S	—	(46,644)	—	(425,470)
Class S2	—	(10,846)	—	(20,938)
Total distributions	—	(330,883)	—	(1,120,118)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,496,717	6,740,195	3,555,359	9,206,125
Reinvestment of distributions	—	330,883	—	1,120,118
	6,496,717	7,071,078	3,555,359	10,326,243
Cost of shares redeemed	(2,775,616)	(5,947,741)	(5,260,486)	(9,237,889)
Net increase (decrease) in net assets resulting from capital share transactions	3,721,101	1,123,337	(1,705,127)	1,088,354
Net increase (decrease) in net assets	(3,510,468)	5,885,646	(12,714,433)	7,825,541
NET ASSETS:
Beginning of year or period	31,815,806	25,930,160	64,347,203	56,521,662
End of year or period	$28,305,338	$31,815,806	$51,632,770	$64,347,203
See Accompanying Notes to Financial Statements
16

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution Conservative Portfolio		Voya Solution Income Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$69,277	$289,596	$714,759	$4,283,608
Net realized gain (loss)	(205,296)	1,523,234	3,414,581	29,329,165
Net change in unrealized appreciation (depreciation)	(1,933,972)	(929,355)	(41,579,517)	(15,127,857)
Increase (decrease) in net assets resulting from operations	(2,069,991)	883,475	(37,450,177)	18,484,916
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(146,010)	—	(9,308,131)
Class I	—	(18,830)	—	(2,702,478)
Class R6	—	(385,201)	—	—
Class S	—	(98,834)	—	(6,498,676)
Class S2	—	(53,159)	—	(399,483)
Class T	—	—	—	(6,032)
Total distributions	—	(702,034)	—	(18,914,800)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,595,539	5,343,901	5,723,122	22,002,385
Reinvestment of distributions	—	702,034	—	18,914,584
	2,595,539	6,045,935	5,723,122	40,916,969
Cost of shares redeemed	(3,247,676)	(4,574,482)	(24,781,854)	(64,160,912)
Net increase (decrease) in net assets resulting from capital share transactions	(652,137)	1,471,453	(19,058,732)	(23,243,943)
Net increase (decrease) in net assets	(2,722,128)	1,652,894	(56,508,909)	(23,673,827)
NET ASSETS:
Beginning of year or period	17,748,400	16,095,506	283,408,027	307,081,854
End of year or period	$15,026,272	$17,748,400	$226,899,118	$283,408,027
See Accompanying Notes to Financial Statements
17

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution Moderately Aggressive Portfolio		Voya Solution Moderately Conservative Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income (loss)	$(160,894)	$5,637,091	$111,680	$697,474
Net realized gain	22,103,260	97,942,934	432,067	5,425,862
Net change in unrealized appreciation (depreciation)	(140,606,330)	(4,528,261)	(6,979,298)	(2,294,126)
Increase (decrease) in net assets resulting from operations	(118,663,964)	99,051,764	(6,435,551)	3,829,210
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(356,936)	—	(122,461)
Class I	—	(94,189)	—	(1,270)
Class R6	—	(485,492)	—	(259,334)
Class S	—	(9,011,067)	—	(481,441)
Class S2	—	(28,117)	—	(111,682)
Total distributions	—	(9,975,801)	—	(976,188)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,360,918	11,333,934	4,607,600	5,842,625
Reinvestment of distributions	—	9,975,801	—	976,188
	6,360,918	21,309,735	4,607,600	6,818,813
Cost of shares redeemed	(39,658,515)	(91,023,574)	(5,095,044)	(7,774,332)
Net decrease in net assets resulting from capital share transactions	(33,297,597)	(69,713,839)	(487,444)	(955,519)
Net increase (decrease) in net assets	(151,961,561)	19,362,124	(6,922,995)	1,897,503
NET ASSETS:
Beginning of year or period	625,771,725	606,409,601	42,933,972	41,036,469
End of year or period	$473,810,164	$625,771,725	$36,010,977	$42,933,972
See Accompanying Notes to Financial Statements
18

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2025 Portfolio		Voya Solution 2030 Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$887,104	$8,464,648	$52,543	$762,889
Net realized gain	8,516,911	89,922,424	465,811	9,576,849
Net change in unrealized appreciation (depreciation)	(110,568,642)	(34,665,767)	(10,899,848)	(3,617,893)
Increase (decrease) in net assets resulting from operations	(101,164,627)	63,721,305	(10,381,494)	6,721,845
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(17,210,023)	—	(591,672)
Class I	—	(4,665,157)	—	(351,715)
Class S	—	(22,412,706)	—	(505,141)
Class S2	—	(851,206)	—	(33,902)
Class T	—	(23,232)	—	(1,237)
Total distributions	—	(45,162,324)	—	(1,483,667)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	15,112,553	47,546,483	8,232,997	14,205,790
Reinvestment of distributions	—	45,162,324	—	1,483,538
	15,112,553	92,708,807	8,232,997	15,689,328
Cost of shares redeemed	(45,426,036)	(130,258,912)	(5,824,042)	(17,879,726)
Net increase (decrease) in net assets resulting from capital share transactions	(30,313,483)	(37,550,105)	2,408,955	(2,190,398)
Net increase (decrease) in net assets	(131,478,110)	(18,991,124)	(7,972,539)	3,047,780
NET ASSETS:
Beginning of year or period	614,246,321	633,237,445	57,146,032	54,098,252
End of year or period	$482,768,211	$614,246,321	$49,173,493	$57,146,032
See Accompanying Notes to Financial Statements
19

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2035 Portfolio		Voya Solution 2040 Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$409,443	$8,662,809	$887	$485,038
Net realized gain	19,202,896	108,775,807	1,056,131	8,726,431
Net change in unrealized appreciation (depreciation)	(147,228,430)	(27,977,809)	(9,820,193)	(3,039,047)
Increase (decrease) in net assets resulting from operations	(127,616,091)	89,460,807	(8,763,175)	6,172,422
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(13,377,292)	—	(401,451)
Class I	—	(4,627,389)	—	(278,849)
Class S	—	(22,256,497)	—	(328,274)
Class S2	—	(862,847)	—	(46,978)
Class T	—	(1,154)	—	(277)
Total distributions	—	(41,125,179)	—	(1,055,829)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	16,835,726	47,375,867	7,386,187	12,776,643
Reinvestment of distributions	—	41,125,179	—	1,055,698
	16,835,726	88,501,046	7,386,187	13,832,341
Cost of shares redeemed	(32,364,236)	(122,487,364)	(5,640,923)	(16,251,010)
Net increase (decrease) in net assets resulting from capital share transactions	(15,528,510)	(33,986,318)	1,745,264	(2,418,669)
Net increase (decrease) in net assets	(143,144,601)	14,349,310	(7,017,911)	2,697,924
NET ASSETS:
Beginning of year or period	682,437,971	668,088,661	42,845,160	40,147,236
End of year or period	$539,293,370	$682,437,971	$35,827,249	$42,845,160
See Accompanying Notes to Financial Statements
20

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2045 Portfolio		Voya Solution 2050 Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income (loss)	$(327,511)	$5,551,672	$(25,255)	$324,337
Net realized gain	18,332,479	93,099,811	1,053,519	7,867,663
Net change in unrealized appreciation (depreciation)	(126,871,899)	(16,422,856)	(8,677,970)	(2,463,847)
Increase (decrease) in net assets resulting from operations	(108,866,931)	82,228,627	(7,649,706)	5,728,153
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(14,358,057)	—	(407,828)
Class I	—	(5,597,625)	—	(292,715)
Class S	—	(25,285,756)	—	(266,356)
Class S2	—	(990,625)	—	(28,288)
Class T	—	(14,355)	—	(302)
Total distributions	—	(46,246,418)	—	(995,489)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	18,633,936	39,159,002	4,620,556	9,181,341
Reinvestment of distributions	—	46,246,418	—	995,344
	18,633,936	85,405,420	4,620,556	10,176,685
Cost of shares redeemed	(23,113,745)	(92,965,289)	(3,316,673)	(14,614,819)
Net increase (decrease) in net assets resulting from capital share transactions	(4,479,809)	(7,559,869)	1,303,883	(4,438,134)
Net increase (decrease) in net assets	(113,346,740)	28,422,340	(6,345,823)	294,530
NET ASSETS:
Beginning of year or period	528,411,263	499,988,923	36,125,940	35,831,410
End of year or period	$415,064,523	$528,411,263	$29,780,117	$36,125,940
See Accompanying Notes to Financial Statements
21

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2055 Portfolio		Voya Solution 2060 Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income (loss)	$(164,866)	$1,534,952	$(24,229)	$224,618
Net realized gain	5,325,876	32,899,770	498,232	5,746,010
Net change in unrealized appreciation (depreciation)	(42,400,421)	(7,273,004)	(6,189,227)	(2,002,387)
Increase (decrease) in net assets resulting from operations	(37,239,411)	27,161,718	(5,715,224)	3,968,241
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(8,173,952)	—	(278,652)
Class I	—	(3,511,066)	—	(199,058)
Class S	—	(11,778,271)	—	(231,483)
Class S2	—	(701,880)	—	(32,424)
Class T	—	(2,823)	—	(138)
Total distributions	—	(24,167,992)	—	(741,755)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,921,737	25,063,583	3,885,643	8,648,215
Reinvestment of distributions	—	24,167,992	—	741,755
	10,921,737	49,231,575	3,885,643	9,389,970
Cost of shares redeemed	(10,203,217)	(40,353,988)	(2,370,822)	(10,332,678)
Net increase (decrease) in net assets resulting from capital share transactions	718,520	8,877,587	1,514,821	(942,708)
Net increase (decrease) in net assets	(36,520,891)	11,871,313	(4,200,403)	2,283,778
NET ASSETS:
Beginning of year or period	177,168,642	165,297,329	26,594,291	24,310,513
End of year or period	$140,647,751	$177,168,642	$22,393,888	$26,594,291
See Accompanying Notes to Financial Statements
22

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2065 Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income (loss)	$(5,078)	$53,103
Net realized gain (loss)	(92,339)	747,813
Net change in unrealized appreciation (depreciation)	(1,360,842)	(178,515)
Increase (decrease) in net assets resulting from operations	(1,458,259)	622,401
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(182,982)
Class I	—	(200,791)
Class S	—	(283,529)
Class S2	—	(13,311)
Class T	—	(472)
Total distributions	—	(681,085)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,431,518	2,725,314
Reinvestment of distributions	—	681,085
	2,431,518	3,406,399
Cost of shares redeemed	(444,920)	(565,627)
Net increase in net assets resulting from capital share transactions	1,986,598	2,840,772
Net increase in net assets	528,339	2,782,088
NET ASSETS:
Beginning of year or period	5,823,494	3,041,406
End of year or period	$6,351,833	$5,823,494
See Accompanying Notes to Financial Statements
23

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Aggressive Portfolio
Class ADV
06-30-22+	16.45	(0.04)•	(3.46)	(3.50)	—	—	—	—	—	12.95	(21.28)	0.91	0.86	0.86	(0.60)	3,611	35
12-31-21	13.91	0.06•	2.62	2.68	0.14	—	—	0.14	—	16.45	19.31	0.93	0.81	0.81	0.37	4,406	58
12-31-20	13.08	0.10	1.76	1.86	0.15	0.88	—	1.03	—	13.91	15.53	1.00	0.81	0.81	0.64	3,744	85
12-31-19	11.47	0.11	2.65	2.76	0.16	0.99	—	1.15	—	13.08	24.94	0.92	0.75	0.75	0.96	3,760	85
12-31-18	13.56	0.10	(1.53)	(1.43)	0.11	0.55	—	0.66	—	11.47	(11.18)	0.90	0.69	0.69	0.79	3,159	79
12-31-17	11.33	0.11•	2.34	2.45	0.05	0.17	—	0.22	—	13.56	21.71	0.91	0.66	0.66	0.85	3,467	52
Class I
06-30-22+	16.92	(0.00)*•	(3.56)	(3.56)	—	—	—	—	—	13.36	(21.04)	0.41	0.36	0.36	(0.06)	880	35
12-31-21	14.29	0.13•	2.70	2.83	0.20	—	—	0.20	—	16.92	19.87	0.43	0.31	0.31	0.82	488	58
12-31-20	13.42	0.12•	1.85	1.97	0.22	0.88	—	1.10	—	14.29	16.09	0.50	0.31	0.31	0.94	294	85
12-31-19	11.74	0.22•	2.67	2.89	0.22	0.99	—	1.21	—	13.42	25.54	0.42	0.25	0.25	1.73	600	85
12-31-18	13.85	0.16•	(1.55)	(1.39)	0.17	0.55	—	0.72	—	11.74	(10.72)	0.40	0.19	0.19	1.17	325	79
12-31-17	11.56	0.18•	2.38	2.56	0.10	0.17	—	0.27	—	13.85	22.28	0.41	0.16	0.16	1.41	444	52
Class R6
06-30-22+	16.92	(0.00)*•	(3.56)	(3.56)	—	—	—	—	—	13.36	(21.04)	0.32	0.32	0.32	(0.05)	19,060	35
12-31-21	14.29	0.15•	2.68	2.83	0.20	—	—	0.20	—	16.92	19.86	0.33	0.31	0.31	0.94	21,062	58
12-31-20	13.41	0.16•	1.82	1.98	0.22	0.88	—	1.10	—	14.29	16.19	0.38	0.31	0.31	1.23	16,188	85
12-31-19	11.74	0.20•	2.68	2.88	0.22	0.99	—	1.21	—	13.41	25.45	0.42	0.25	0.25	1.57	11,636	85
12-31-18	13.85	0.19•	(1.58)	(1.39)	0.17	0.55	—	0.72	—	11.74	(10.72)	0.40	0.19	0.19	1.42	7,177	79
12-31-17	11.56	0.24•	2.32	2.56	0.10	0.17	—	0.27	—	13.85	22.28	0.41	0.16	0.16	1.82	5,015	52
Class S
06-30-22+	16.69	(0.03)•	(3.51)	(3.54)	—	—	—	—	—	13.15	(21.21)	0.66	0.61	0.61	(0.35)	3,336	35
12-31-21	14.10	0.10•	2.66	2.76	0.17	—	—	0.17	—	16.69	19.62	0.68	0.56	0.56	0.64	4,426	58
12-31-20	13.25	0.10•	1.82	1.92	0.19	0.88	—	1.07	—	14.10	15.83	0.75	0.56	0.56	0.80	3,666	85
12-31-19	11.60	0.15	2.67	2.82	0.18	0.99	—	1.17	—	13.25	25.21	0.67	0.50	0.50	1.27	3,925	85
12-31-18	13.69	0.12•	(1.52)	(1.40)	0.14	0.55	—	0.69	—	11.60	(10.91)	0.65	0.44	0.44	0.93	3,123	79
12-31-17	11.44	0.12•	2.37	2.49	0.07	0.17	—	0.24	—	13.69	21.92	0.66	0.41	0.41	0.99	4,300	52
Class S2
06-30-22+	16.36	(0.04)•	(3.44)	(3.48)	—	—	—	—	—	12.88	(21.27)	0.81	0.76	0.76	(0.49)	1,418	35
12-31-21	13.81	0.06•	2.62	2.68	0.13	—	—	0.13	—	16.36	19.42	0.83	0.71	0.71	0.37	1,434	58
12-31-20	13.01	0.10•	1.76	1.86	0.18	0.88	—	1.06	—	13.81	15.70	0.90	0.71	0.71	0.80	2,038	85
12-31-19	11.43	0.16•	2.60	2.76	0.19	0.99	—	1.18	—	13.01	25.05	0.82	0.65	0.65	1.28	1,539	85
12-31-18	13.52	0.13•	(1.54)	(1.41)	0.13	0.55	—	0.68	—	11.43	(11.08)	0.80	0.59	0.59	0.96	800	79
12-31-17	11.32	0.12•	2.32	2.44	0.07	0.17	—	0.24	—	13.52	21.71	0.81	0.56	0.56	0.99	681	52
See Accompanying Notes to Financial Statements
24

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Balanced Portfolio
Class ADV
06-30-22+	11.48	(0.01)•	(2.03)	(2.04)	—	—	—	—	—	9.44	(17.77)	0.84	0.84	0.84	(0.10)	9,249	45
12-31-21	10.26	0.10•	1.29	1.39	0.17	—	—	0.17	—	11.48	13.63	0.86	0.80	0.80	0.92	10,713	50
12-31-20	9.74	0.11•	1.06	1.17	0.17	0.48	—	0.65	—	10.26	12.75	0.89	0.81	0.81	1.22	9,774	79
12-31-19	8.89	0.14•	1.51	1.65	0.19	0.61	—	0.80	—	9.74	19.13	0.82	0.75	0.75	1.45	10,913	85
12-31-18	10.08	0.14•	(0.80)	(0.66)	0.16	0.37	—	0.53	—	8.89	(6.98)	0.80	0.69	0.69	1.39	11,984	60
12-31-17	9.06	0.13•	1.16	1.29	0.11	0.16	—	0.27	—	10.08	14.46	0.78	0.66	0.66	1.32	19,020	48
Class I
06-30-22+	11.98	0.02•	(2.12)	(2.10)	—	—	—	—	—	9.88	(17.53)	0.34	0.34	0.34	0.40	3,392	45
12-31-21	10.70	0.17•	1.34	1.51	0.23	—	—	0.23	—	11.98	14.15	0.36	0.30	0.30	1.49	3,831	50
12-31-20	10.14	0.18•	1.09	1.27	0.23	0.48	—	0.71	—	10.70	13.30	0.39	0.31	0.31	1.88	3,224	79
12-31-19	9.24	0.18•	1.59	1.77	0.26	0.61	—	0.87	—	10.14	19.75	0.32	0.25	0.25	1.78	2,482	85
12-31-18	10.45	0.20•	(0.82)	(0.62)	0.22	0.37	—	0.59	—	9.24	(6.38)	0.30	0.19	0.19	1.97	3,689	60
12-31-17	9.40	0.21•	1.17	1.38	0.17	0.16	—	0.33	—	10.45	14.89	0.28	0.16	0.16	2.06	4,683	48
Class R6
06-30-22+	11.98	0.02•	(2.12)	(2.10)	—	—	—	—	—	9.88	(17.53)	0.29	0.29	0.29	0.45	19,963	45
12-31-21	10.70	0.16•	1.35	1.51	0.23	—	—	0.23	—	11.98	14.15	0.29	0.29	0.29	1.42	24,204	50
12-31-20	10.14	0.17•	1.10	1.27	0.23	0.48	—	0.71	—	10.70	13.30	0.32	0.31	0.31	1.77	22,189	79
12-31-19	9.24	0.21•	1.56	1.77	0.26	0.61	—	0.87	—	10.14	19.76	0.32	0.25	0.25	2.09	20,185	85
12-31-18	10.45	0.18	(0.80)	(0.62)	0.22	0.37	—	0.59	—	9.24	(6.38)	0.30	0.19	0.19	2.00	13,738	60
12-31-17	9.39	0.22•	1.17	1.39	0.17	0.16	—	0.33	—	10.45	15.01	0.28	0.16	0.16	2.20	13,145	48
Class S
06-30-22+	11.63	0.01•	(2.06)	(2.05)	—	—	—	—	—	9.58	(17.63)	0.59	0.59	0.59	0.14	18,016	45
12-31-21	10.39	0.13•	1.31	1.44	0.20	—	—	0.20	—	11.63	13.96	0.61	0.55	0.55	1.18	24,044	50
12-31-20	9.87	0.16	1.04	1.20	0.20	0.48	—	0.68	—	10.39	12.95	0.64	0.56	0.56	1.49	19,713	79
12-31-19	9.01	0.17•	1.53	1.70	0.23	0.61	—	0.84	—	9.87	19.47	0.57	0.50	0.50	1.76	20,388	85
12-31-18	10.21	0.17•	(0.81)	(0.64)	0.19	0.37	—	0.56	—	9.01	(6.70)	0.55	0.44	0.44	1.69	19,594	60
12-31-17	9.18	0.15•	1.19	1.34	0.15	0.16	—	0.31	—	10.21	14.75	0.53	0.41	0.41	1.54	23,906	48
Class S2
06-30-22+	11.60	(0.00)*•	(2.06)	(2.06)	—	—	—	—	—	9.54	(17.76)	0.74	0.74	0.74	(0.00)*	1,013	45
12-31-21	10.34	0.11•	1.31	1.42	0.16	—	—	0.16	—	11.60	13.80	0.76	0.70	0.70	1.00	1,556	50
12-31-20	9.83	0.11•	1.08	1.19	0.20	0.48	—	0.68	—	10.34	12.81	0.79	0.71	0.71	1.22	1,621	79
12-31-19	9.00	0.18•	1.49	1.67	0.23	0.61	—	0.84	—	9.83	19.22	0.72	0.65	0.65	1.90	2,548	85
12-31-18	10.17	0.13•	(0.79)	(0.66)	0.14	0.37	—	0.51	—	9.00	(6.89)	0.70	0.59	0.59	1.30	856	60
12-31-17	9.16	0.14•	1.18	1.32	0.15	0.16	—	0.31	—	10.17	14.63	0.68	0.56	0.56	1.43	2,004	48
See Accompanying Notes to Financial Statements
25

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Conservative Portfolio
Class ADV
06-30-22+	11.96	0.03•	(1.50)	(1.47)	—	—	—	—	—	10.49	(12.29)	0.97	0.73	0.73	0.56	3,568	47
12-31-21	11.80	0.17•	0.45	0.62	0.27	0.19	—	0.46	—	11.96	5.26	0.95	0.69	0.69	1.42	4,030	54
12-31-20	11.24	0.21•	0.84	1.05	0.28	0.21	—	0.49	—	11.80	9.59	0.95	0.70	0.70	1.90	4,658	91
12-31-19	10.40	0.24	0.90	1.14	0.21	0.09	—	0.30	—	11.24	10.99	0.92	0.67	0.67	2.10	8,336	75
12-31-18	11.06	0.22	(0.47)	(0.25)	0.22	0.19	—	0.41	—	10.40	(2.39)	0.89	0.63	0.63	1.92	7,912	67
12-31-17	10.60	0.20•	0.55	0.75	0.22	0.07	—	0.29	—	11.06	7.06	0.86	0.62	0.62	1.84	8,486	63
Class I
06-30-22+	12.07	0.05•	(1.51)	(1.46)	—	—	—	—	—	10.61	(12.10)	0.47	0.23	0.23	0.95	103	47
12-31-21	11.92	0.27•	0.42	0.69	0.35	0.19	—	0.54	—	12.07	5.85	0.45	0.19	0.19	2.24	913	54
12-31-20	11.41	0.24•	0.86	1.10	0.38	0.21	—	0.59	—	11.92	9.99	0.45	0.20	0.20	2.17	238	91
12-31-19	10.54	0.31•	0.91	1.22	0.26	0.09	—	0.35	—	11.41	11.65	0.42	0.17	0.17	2.82	658	75
12-31-18	11.21	0.28•	(0.49)	(0.21)	0.27	0.19	—	0.46	—	10.54	(1.94)	0.39	0.13	0.13	2.62	274	67
12-31-17	10.74	0.25•	0.56	0.81	0.27	0.07	—	0.34	—	11.21	7.60	0.36	0.12	0.12	2.31	90	63
Class R6
06-30-22+	12.07	0.06•	(1.52)	(1.46)	—	—	—	—	—	10.61	(12.10)	0.39	0.23	0.23	1.06	8,300	47
12-31-21	11.93	0.24•	0.44	0.68	0.35	0.19	—	0.54	—	12.07	5.77	0.37	0.19	0.19	1.95	9,365	54
12-31-20	11.41	0.28•	0.83	1.11	0.38	0.21	—	0.59	—	11.93	10.09	0.39	0.20	0.20	2.46	7,547	91
12-31-19	10.54	0.30	0.92	1.22	0.26	0.09	—	0.35	—	11.41	11.65	0.42	0.17	0.17	2.61	5,365	75
12-31-18	11.21	0.28•	(0.49)	(0.21)	0.27	0.19	—	0.46	—	10.54	(1.94)	0.39	0.13	0.13	2.52	5,056	67
12-31-17	10.74	0.27•	0.54	0.81	0.27	0.07	—	0.34	—	11.21	7.60	0.36	0.12	0.12	2.42	3,439	63
Class S
06-30-22+	12.01	0.05•	(1.51)	(1.46)	—	—	—	—	—	10.55	(12.16)	0.72	0.48	0.48	0.81	1,944	47
12-31-21	11.87	0.20•	0.45	0.65	0.32	0.19	—	0.51	—	12.01	5.52	0.70	0.44	0.44	1.67	2,203	54
12-31-20	11.34	0.24•	0.84	1.08	0.34	0.21	—	0.55	—	11.87	9.83	0.70	0.45	0.45	2.14	2,215	91
12-31-19	10.48	0.25•	0.93	1.18	0.23	0.09	—	0.32	—	11.34	11.31	0.67	0.42	0.42	2.30	2,839	75
12-31-18	11.13	0.24•	(0.47)	(0.23)	0.23	0.19	—	0.42	—	10.48	(2.14)	0.64	0.38	0.38	2.16	3,508	67
12-31-17	10.66	0.22•	0.56	0.78	0.24	0.07	—	0.31	—	11.13	7.31	0.61	0.37	0.37	2.04	4,020	63
Class S2
06-30-22+	11.85	0.04•	(1.49)	(1.45)	—	—	—	—	—	10.40	(12.24)	0.87	0.63	0.63	0.67	1,112	47
12-31-21	11.73	0.18•	0.44	0.62	0.31	0.19	—	0.50	—	11.85	5.34	0.85	0.59	0.59	1.53	1,237	54
12-31-20	11.25	0.24•	0.82	1.06	0.37	0.21	—	0.58	—	11.73	9.69	0.85	0.60	0.60	2.19	1,438	91
12-31-19	10.39	0.23•	0.93	1.16	0.21	0.09	—	0.30	—	11.25	11.21	0.82	0.57	0.57	2.14	393	75
12-31-18	11.04	0.21•	(0.46)	(0.25)	0.21	0.19	—	0.40	—	10.39	(2.34)	0.79	0.53	0.53	1.97	438	67
12-31-17	10.59	0.21•	0.55	0.76	0.24	0.07	—	0.31	—	11.04	7.20	0.76	0.52	0.52	1.92	635	63
See Accompanying Notes to Financial Statements
26

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Income Portfolio
Class ADV
06-30-22+	12.75	0.02•	(1.77)	(1.75)	—	—	—	—	—	11.00	(13.73)	0.81	0.74	0.74	0.41	113,392	20
12-31-21	12.81	0.17•	0.62	0.79	0.36	0.49	—	0.84	—	12.75	6.16	0.81	0.72	0.72	1.29	144,001	35
12-31-20	11.76	0.21•	1.13	1.34	0.26	0.03	—	0.29	—	12.81	11.61	0.81	0.71	0.71	1.75	150,215	50
12-31-19	10.92	0.22•	1.17	1.39	0.31	0.24	—	0.55	—	11.76	12.87	0.76	0.69	0.69	1.88	143,202	39
12-31-18	11.85	0.20•	(0.57)	(0.37)	0.26	0.30	—	0.56	—	10.92	(3.35)	0.75	0.62	0.62	1.77	148,720	38
12-31-17	11.11	0.18•	0.83	1.01	0.23	0.04	—	0.27	—	11.85	9.15	0.75	0.61	0.61	1.59	182,912	36
Class I
06-30-22+	13.10	0.05•	(1.81)	(1.76)	—	—	—	—	—	11.34	(13.44)	0.31	0.24	0.24	0.91	31,393	20
12-31-21	13.13	0.23•	0.64	0.87	0.41	0.49	—	0.90	—	13.10	6.69	0.31	0.22	0.22	1.77	40,086	35
12-31-20	12.05	0.26•	1.18	1.44	0.33	0.03	—	0.36	—	13.13	12.18	0.31	0.21	0.21	2.15	46,389	50
12-31-19	11.19	0.28•	1.19	1.47	0.37	0.24	—	0.61	—	12.05	13.38	0.26	0.19	0.19	2.41	78,441	39
12-31-18	12.13	0.27•	(0.59)	(0.32)	0.32	0.30	—	0.62	—	11.19	(2.80)	0.25	0.12	0.12	2.29	75,592	38
12-31-17	11.38	0.25	0.84	1.09	0.30	0.04	—	0.34	—	12.13	9.66	0.25	0.11	0.11	2.09	85,891	36
Class S
06-30-22+	12.98	0.04•	(1.80)	(1.76)	—	—	—	—	—	11.22	(13.56)	0.56	0.49	0.49	0.66	78,129	20
12-31-21	13.03	0.20•	0.63	0.83	0.39	0.49	—	0.87	—	12.98	6.37	0.56	0.47	0.47	1.52	93,573	35
12-31-20	11.95	0.24•	1.16	1.40	0.29	0.03	—	0.32	—	13.03	11.94	0.56	0.46	0.46	2.00	105,135	50
12-31-19	11.09	0.25•	1.18	1.43	0.33	0.24	—	0.57	—	11.95	13.13	0.51	0.44	0.44	2.10	103,157	39
12-31-18	12.03	0.24•	(0.59)	(0.35)	0.29	0.30	—	0.59	—	11.09	(3.14)	0.50	0.37	0.37	2.01	118,451	38
12-31-17	11.28	0.21•	0.85	1.06	0.27	0.04	—	0.31	—	12.03	9.41	0.50	0.36	0.36	1.83	155,100	36
Class S2
06-30-22+	12.62	0.03•	(1.75)	(1.72)	—	—	—	—	—	10.90	(13.63)	0.71	0.64	0.64	0.50	3,883	20
12-31-21	12.70	0.18•	0.61	0.79	0.38	0.49	—	0.87	—	12.62	6.25	0.71	0.62	0.62	1.43	5,629	35
12-31-20	11.65	0.22•	1.12	1.34	0.26	0.03	—	0.29	—	12.70	11.74	0.71	0.61	0.61	1.84	5,194	50
12-31-19	10.82	0.22•	1.16	1.38	0.31	0.24	—	0.55	—	11.65	12.96	0.66	0.59	0.59	1.95	5,310	39
12-31-18	11.72	0.21•	(0.56)	(0.35)	0.25	0.30	—	0.55	—	10.82	(3.21)	0.65	0.52	0.52	1.82	6,111	38
12-31-17	10.99	0.19•	0.82	1.01	0.24	0.04	—	0.28	—	11.72	9.23	0.65	0.51	0.51	1.67	9,533	36
Class T
06-30-22+	13.87	0.01•	(1.92)	(1.91)	—	—	—	—	—	11.96	(13.77)	1.01	0.94	0.94	0.22	103	20
12-31-21	13.81	0.15•	0.68	0.83	0.28	0.49	—	0.77	—	13.87	6.03	1.01	0.92	0.92	1.04	118	35
12-31-20	12.56	0.18•	1.24	1.42	0.14	0.03	—	0.17	—	13.81	11.39	1.01	0.91	0.91	1.41	148	50
12-31-19	11.65	0.20	1.24	1.44	0.29	0.24	—	0.53	—	12.56	12.54	0.96	0.89	0.89	1.74	259	39
12-31-18	12.60	0.19	(0.60)	(0.41)	0.24	0.30	—	0.54	—	11.65	(3.45)	0.95	0.82	0.82	1.62	218	38
12-31-17	11.73	0.17	0.87	1.04	0.13	0.04	—	0.17	—	12.60	8.84	0.95	0.81	0.81	1.40	222	36
See Accompanying Notes to Financial Statements
27

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Moderately Aggressive Portfolio
Class ADV
06-30-22+	14.96	(0.02)•	(2.92)	(2.94)	—	—	—	—	—	12.02	(19.65)	0.77	0.77	0.77	(0.31)	21,681	27
12-31-21	12.98	0.09•	2.09	2.18	0.20	—	—	0.20	—	14.96	16.87	0.78	0.81	0.81	0.66	26,263	41
12-31-20	12.54	0.14	1.40	1.54	0.21	0.89	—	1.10	—	12.98	13.59	0.77	0.81	0.81	1.03	24,171	47
12-31-19	11.39	0.16	2.28	2.44	0.26	1.03	—	1.29	—	12.54	22.32	0.76	0.76	0.76	1.28	24,168	55
12-31-18	13.39	0.14•	(1.32)	(1.18)	0.20	0.62	—	0.82	—	11.39	(9.44)	0.75	0.71	0.71	1.09	21,418	46
12-31-17	11.62	0.13•	1.93	2.06	0.15	0.14	—	0.29	—	13.39	17.89	0.75	0.71	0.71	1.04	27,468	31
Class I
06-30-22+	15.33	0.01•	(3.00)	(2.99)	—	—	—	—	—	12.34	(19.50)	0.27	0.27	0.27	0.19	4,084	27
12-31-21	13.29	0.17•	2.14	2.31	0.27	—	—	0.27	—	15.33	17.42	0.28	0.31	0.31	1.19	5,090	41
12-31-20	12.81	0.18•	1.46	1.64	0.27	0.89	—	1.16	—	13.29	14.23	0.27	0.31	0.31	1.54	4,726	47
12-31-19	11.61	0.22	2.34	2.56	0.33	1.03	—	1.36	—	12.81	22.99	0.26	0.26	0.26	1.84	4,862	55
12-31-18	13.64	0.21•	(1.35)	(1.14)	0.27	0.62	—	0.89	—	11.61	(9.02)	0.25	0.21	0.21	1.60	3,898	46
12-31-17	11.83	0.21•	1.95	2.16	0.21	0.14	—	0.35	—	13.64	18.50	0.25	0.21	0.21	1.62	6,062	31
Class R6
06-30-22+	15.32	0.01•	(3.00)	(2.99)	—	—	—	—	—	12.33	(19.52)	0.27	0.27	0.27	0.20	26,326	27
12-31-21	13.28	0.18•	2.13	2.31	0.27	—	—	0.27	—	15.32	17.44	0.27	0.30	0.30	1.25	30,360	41
12-31-20	12.80	0.19•	1.45	1.64	0.27	0.89	—	1.16	—	13.28	14.24	0.26	0.30	0.30	1.58	23,965	47
12-31-19	11.61	0.23•	2.32	2.55	0.33	1.03	—	1.36	—	12.80	22.91	0.26	0.26	0.26	1.87	17,843	55
12-31-18	13.63	0.23•	(1.36)	(1.13)	0.27	0.62	—	0.89	—	11.61	(8.94)	0.25	0.21	0.21	1.76	12,083	46
12-31-17	11.82	0.25•	1.91	2.16	0.21	0.14	—	0.35	—	13.63	18.51	0.25	0.21	0.21	1.95	8,217	31
Class S
06-30-22+	15.13	(0.00)*•	(2.96)	(2.96)	—	—	—	—	—	12.17	(19.56)	0.52	0.52	0.52	(0.06)	420,653	27
12-31-21	13.12	0.13•	2.11	2.24	0.23	—	—	0.23	—	15.13	17.16	0.53	0.56	0.56	0.89	562,208	41
12-31-20	12.66	0.17	1.42	1.59	0.24	0.89	—	1.13	—	13.12	13.92	0.52	0.56	0.56	1.27	552,268	47
12-31-19	11.49	0.19•	2.30	2.49	0.29	1.03	—	1.32	—	12.66	22.61	0.51	0.51	0.51	1.51	557,294	55
12-31-18	13.50	0.18•	(1.33)	(1.15)	0.24	0.62	—	0.86	—	11.49	(9.20)	0.50	0.46	0.46	1.34	525,590	46
12-31-17	11.71	0.16•	1.95	2.11	0.18	0.14	—	0.32	—	13.50	18.22	0.50	0.46	0.46	1.28	670,319	31
Class S2
06-30-22+	15.13	(0.02)•	(2.95)	(2.97)	—	—	—	—	—	12.16	(19.63)	0.67	0.67	0.67	(0.22)	1,066	27
12-31-21	13.14	0.12•	2.10	2.22	0.23	—	—	0.23	—	15.13	16.99	0.68	0.71	0.71	0.84	1,851	41
12-31-20	12.69	0.16•	1.41	1.57	0.23	0.89	—	1.12	—	13.14	13.70	0.67	0.71	0.71	1.32	1,280	47
12-31-19	11.50	0.17•	2.32	2.49	0.27	1.03	—	1.30	—	12.69	22.49	0.66	0.66	0.66	1.35	879	55
12-31-18	13.47	0.15•	(1.32)	(1.17)	0.18	0.62	—	0.80	—	11.50	(9.31)	0.65	0.61	0.61	1.10	732	46
12-31-17	11.70	0.15•	1.94	2.09	0.18	0.14	—	0.32	—	13.47	18.05	0.65	0.61	0.61	1.20	1,695	31
See Accompanying Notes to Financial Statements
28

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Moderately Conservative Portfolio
Class ADV
06-30-22+	11.44	0.02•	(1.74)	(1.72)	—	—	—	—	—	9.72	(15.03)	0.88	0.77	0.77	0.30	5,422	46
12-31-21	10.69	0.15•	0.83	0.98	0.23	—	—	0.23	—	11.44	9.16	0.90	0.73	0.73	1.35	5,957	46
12-31-20	10.09	0.17•	0.90	1.07	0.19	0.28	—	0.47	—	10.69	11.01	0.92	0.73	0.73	1.76	6,505	72
12-31-19	9.13	0.18•	1.14	1.32	0.16	0.20	—	0.36	—	10.09	14.61	0.84	0.70	0.70	1.83	7,507	81
12-31-18	9.99	0.17•	(0.60)	(0.43)	0.20	0.23	—	0.43	—	9.13	(4.52)	0.83	0.67	0.67	1.79	9,033	59
12-31-17	9.24	0.15•	0.78	0.93	0.18	—	—	0.18	—	9.99	10.09	0.83	0.65	0.65	1.57	11,134	47
Class I
06-30-22+	11.97	0.04•	(1.81)	(1.77)	—	—	—	—	—	10.20	(14.79)	0.38	0.27	0.27	0.78	185	46
12-31-21	11.18	0.41•	0.67	1.08	0.29	—	—	0.29	—	11.97	9.69	0.40	0.23	0.23	3.56	373	46
12-31-20	10.55	0.23•	0.93	1.16	0.25	0.28	—	0.53	—	11.18	11.50	0.42	0.23	0.23	2.27	43	72
12-31-19	9.54	0.29•	1.14	1.43	0.22	0.20	—	0.42	—	10.55	15.17	0.34	0.20	0.20	2.83	69	81
12-31-18	10.42	0.24•	(0.64)	(0.40)	0.25	0.23	—	0.48	—	9.54	(4.04)	0.33	0.17	0.17	2.35	31	59
12-31-17	9.65	0.21•	0.82	1.03	0.26	—	—	0.26	—	10.42	10.73	0.33	0.15	0.15	2.06	27	47
Class R6
06-30-22+	11.97	0.04•	(1.82)	(1.78)	—	—	—	—	—	10.19	(14.87)	0.31	0.27	0.27	0.80	9,732	46
12-31-21	11.18	0.22•	0.86	1.08	0.29	—	—	0.29	—	11.97	9.69	0.31	0.23	0.23	1.89	10,245	46
12-31-20	10.54	0.25•	0.92	1.17	0.25	0.28	—	0.53	—	11.18	11.61	0.33	0.23	0.23	2.38	9,068	72
12-31-19	9.53	0.25•	1.18	1.43	0.22	0.20	—	0.42	—	10.54	15.18	0.34	0.20	0.20	2.47	6,045	81
12-31-18	10.41	0.25•	(0.65)	(0.40)	0.25	0.23	—	0.48	—	9.53	(4.05)	0.33	0.17	0.17	2.45	3,780	59
12-31-17	9.64	0.24•	0.78	1.02	0.25	—	—	0.25	—	10.41	10.68	0.33	0.15	0.15	2.37	2,164	47
Class S
06-30-22+	11.67	0.03•	(1.78)	(1.75)	—	—	—	—	—	9.92	(15.00)	0.63	0.52	0.52	0.54	16,856	46
12-31-21	10.91	0.19•	0.83	1.02	0.26	—	—	0.26	—	11.67	9.41	0.65	0.48	0.48	1.64	21,640	46
12-31-20	10.30	0.21	0.91	1.12	0.23	0.28	—	0.51	—	10.91	11.33	0.67	0.48	0.48	2.06	20,347	72
12-31-19	9.32	0.22•	1.16	1.38	0.20	0.20	—	0.40	—	10.30	14.96	0.59	0.45	0.45	2.24	19,349	81
12-31-18	10.19	0.20•	(0.63)	(0.43)	0.21	0.23	—	0.44	—	9.32	(4.35)	0.58	0.42	0.42	2.05	14,452	59
12-31-17	9.44	0.18•	0.79	0.97	0.22	—	—	0.22	—	10.19	10.40	0.58	0.40	0.40	1.80	17,134	47
Class S2
06-30-22+	11.46	0.02•	(1.74)	(1.72)	—	—	—	—	—	9.74	(15.01)	0.78	0.67	0.67	0.40	3,815	46
12-31-21	10.72	0.16•	0.82	0.98	0.24	—	—	0.24	—	11.46	9.22	0.80	0.63	0.63	1.44	4,718	46
12-31-20	10.14	0.19•	0.89	1.08	0.22	0.28	—	0.50	—	10.72	11.13	0.82	0.63	0.63	1.89	5,074	72
12-31-19	9.21	0.24•	1.10	1.34	0.21	0.20	—	0.41	—	10.14	14.74	0.74	0.60	0.60	2.39	5,439	81
12-31-18	10.08	0.18	(0.61)	(0.43)	0.21	0.23	—	0.44	—	9.21	(4.46)	0.73	0.57	0.57	1.96	1,072	59
12-31-17	9.34	0.17•	0.79	0.96	0.22	—	—	0.22	—	10.08	10.33	0.73	0.55	0.55	1.71	1,021	47
See Accompanying Notes to Financial Statements
29

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2025 Portfolio
Class ADV
06-30-22+	12.44	0.01•	(2.12)	(2.11)	—	—	—	—	—	10.33	(16.96)	0.79	0.72	0.72	0.15	180,869	21
12-31-21	12.12	0.14•	1.10	1.24	0.33	0.59	—	0.93	—	12.44	10.40	0.81	0.70	0.70	1.16	234,207	36
12-31-20	11.37	0.15•	1.29	1.44	0.21	0.48	—	0.69	—	12.12	13.30	0.80	0.71	0.71	1.38	246,302	60
12-31-19	10.48	0.18•	1.64	1.82	0.25	0.68	—	0.93	—	11.37	17.79	0.75	0.71	0.71	1.59	260,690	44
12-31-18	11.72	0.16•	(0.82)	(0.66)	0.21	0.37	—	0.58	—	10.48	(5.97)	0.74	0.67	0.67	1.38	244,883	47
12-31-17	10.66	0.15•	1.42	1.57	0.19	0.32	—	0.51	—	11.72	15.02	0.74	0.66	0.66	1.36	300,453	46
Class I
06-30-22+	12.88	0.04•	(2.19)	(2.15)	—	—	—	—	—	10.73	(16.69)	0.29	0.22	0.22	0.65	51,522	21
12-31-21	12.50	0.21•	1.14	1.35	0.38	0.59	—	0.97	—	12.88	10.96	0.31	0.20	0.20	1.61	64,534	36
12-31-20	11.71	0.20•	1.34	1.54	0.27	0.48	—	0.75	—	12.50	13.85	0.30	0.21	0.21	1.71	77,673	60
12-31-19	10.78	0.24	1.68	1.92	0.31	0.68	—	0.99	—	11.71	18.33	0.25	0.21	0.21	2.14	260,767	44
12-31-18	12.04	0.23•	(0.85)	(0.62)	0.27	0.37	—	0.64	—	10.78	(5.48)	0.24	0.17	0.17	1.93	219,811	47
12-31-17	10.94	0.22•	1.46	1.68	0.26	0.32	—	0.58	—	12.04	15.62	0.24	0.16	0.16	1.92	243,053	46
Class S
06-30-22+	12.68	0.02•	(2.16)	(2.14)	—	—	—	—	—	10.54	(16.88)	0.54	0.47	0.47	0.40	241,993	21
12-31-21	12.34	0.18•	1.12	1.30	0.37	0.59	—	0.96	—	12.68	10.67	0.56	0.45	0.45	1.43	303,656	36
12-31-20	11.57	0.21	1.28	1.49	0.24	0.48	—	0.72	—	12.34	13.54	0.55	0.46	0.46	1.65	299,333	60
12-31-19	10.65	0.21•	1.67	1.88	0.28	0.68	—	0.96	—	11.57	18.12	0.50	0.46	0.46	1.82	299,655	44
12-31-18	11.90	0.19•	(0.83)	(0.64)	0.24	0.37	—	0.61	—	10.65	(5.73)	0.49	0.42	0.42	1.64	294,102	47
12-31-17	10.82	0.18•	1.45	1.63	0.23	0.32	—	0.55	—	11.90	15.29	0.49	0.41	0.41	1.60	359,764	46
Class S2
06-30-22+	12.26	0.01•	(2.08)	(2.07)	—	—	—	—	—	10.19	(16.88)	0.69	0.62	0.62	0.24	8,073	21
12-31-21	11.97	0.16•	1.08	1.24	0.36	0.59	—	0.95	—	12.26	10.49	0.71	0.60	0.60	1.33	11,469	36
12-31-20	11.23	0.16•	1.27	1.43	0.21	0.48	—	0.69	—	11.97	13.42	0.70	0.61	0.61	1.47	9,493	60
12-31-19	10.35	0.18•	1.63	1.81	0.25	0.68	—	0.93	—	11.23	17.92	0.65	0.61	0.61	1.63	10,745	44
12-31-18	11.56	0.15•	(0.79)	(0.64)	0.20	0.37	—	0.57	—	10.35	(5.88)	0.64	0.57	0.57	1.34	11,715	47
12-31-17	10.52	0.16•	1.40	1.56	0.20	0.32	—	0.52	—	11.56	15.07	0.64	0.56	0.56	1.40	16,911	46
Class T
06-30-22+	13.25	(0.00)*•	(2.25)	(2.25)	—	—	—	—	—	11.00	(16.98)	0.99	0.92	0.92	(0.05)	312	21
12-31-21	12.83	0.12•	1.17	1.29	0.28	0.59	—	0.87	—	13.25	10.19	1.01	0.90	0.90	0.92	380	36
12-31-20	11.98	0.13•	1.36	1.49	0.16	0.48	—	0.64	—	12.83	13.02	1.00	0.91	0.91	1.13	436	60
12-31-19	10.96	0.16•	1.72	1.88	0.18	0.68	—	0.86	—	11.98	17.51	0.95	0.91	0.91	1.36	521	44
12-31-18	12.23	0.13•	(0.84)	(0.71)	0.19	0.37	—	0.56	—	10.96	(6.14)	0.94	0.87	0.87	1.11	575	47
12-31-17	11.10	0.14•	1.48	1.62	0.17	0.32	—	0.49	—	12.23	14.78	0.94	0.86	0.86	1.18	821	46
See Accompanying Notes to Financial Statements
30

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2030 Portfolio
Class ADV
06-30-22+	18.03	0.00*•	(3.21)	(3.21)	—	—	—	—	—	14.82	(17.80)	0.85	0.70	0.70	0.01	21,876	40
12-31-21	16.46	0.20•	1.81	2.01	0.27	0.17	—	0.44	—	18.03	12.26	0.90	0.67	0.67	1.15	25,214	54
12-31-20	15.30	0.18•	1.86	2.04	0.23	0.65	—	0.88	—	16.46	13.99	0.94	0.71	0.71	1.24	22,015	90
12-31-19	13.79	0.23•	2.46	2.69	0.25	0.93	—	1.18	—	15.30	20.13	0.83	0.71	0.71	1.55	18,792	79
12-31-18	15.96	0.21	(1.31)	(1.10)	0.23	0.84	—	1.07	—	13.79	(7.47)	0.81	0.66	0.66	1.38	12,630	87
12-31-17	13.94	0.23•	2.15	2.38	0.12	0.24	—	0.36	—	15.96	17.22	0.83	0.64	0.64	1.50	13,589	63
Class I
06-30-22+	18.68	0.04•	(3.33)	(3.29)	—	—	—	—	—	15.39	(17.61)	0.35	0.20	0.20	0.51	10,892	40
12-31-21	17.02	0.28•	1.88	2.16	0.33	0.17	—	0.51	—	18.68	12.80	0.40	0.17	0.17	1.57	12,248	54
12-31-20	15.77	0.26•	1.93	2.19	0.29	0.65	—	0.94	—	17.02	14.61	0.44	0.21	0.21	1.69	13,812	90
12-31-19	14.18	0.33•	2.51	2.84	0.32	0.93	—	1.25	—	15.77	20.65	0.33	0.21	0.21	2.18	13,781	79
12-31-18	16.36	0.31•	(1.36)	(1.05)	0.29	0.84	—	1.13	—	14.18	(6.98)	0.31	0.16	0.16	1.95	7,333	87
12-31-17	14.23	0.32•	2.19	2.51	0.14	0.24	—	0.38	—	16.36	17.86	0.33	0.14	0.14	2.07	8,625	63
Class S
06-30-22+	18.51	0.02•	(3.30)	(3.28)	—	—	—	—	—	15.23	(17.72)	0.60	0.45	0.45	0.26	15,748	40
12-31-21	16.89	0.24•	1.86	2.10	0.31	0.17	—	0.48	—	18.51	12.49	0.65	0.42	0.42	1.35	18,032	54
12-31-20	15.66	0.23•	1.91	2.14	0.26	0.65	—	0.91	—	16.89	14.34	0.69	0.46	0.46	1.54	17,584	90
12-31-19	14.09	0.27•	2.51	2.78	0.28	0.93	—	1.21	—	15.66	20.36	0.58	0.46	0.46	1.78	13,558	79
12-31-18	16.28	0.28•	(1.36)	(1.08)	0.27	0.84	—	1.11	—	14.09	(7.23)	0.56	0.41	0.41	1.81	10,589	87
12-31-17	14.18	0.26•	2.21	2.47	0.13	0.24	—	0.37	—	16.28	17.59	0.58	0.39	0.39	1.72	8,484	63
Class S2
06-30-22+	18.22	0.00*•	(3.24)	(3.24)	—	—	—	—	—	14.98	(17.78)	0.75	0.60	0.60	0.05	609	40
12-31-21	16.66	0.27•	1.77	2.04	0.31	0.17	—	0.49	—	18.22	12.35	0.80	0.57	0.57	1.53	1,596	54
12-31-20	15.46	0.22•	1.87	2.09	0.24	0.65	—	0.89	—	16.66	14.17	0.84	0.61	0.61	1.47	642	90
12-31-19	13.90	0.25•	2.48	2.73	0.24	0.93	—	1.17	—	15.46	20.24	0.73	0.61	0.61	1.66	450	79
12-31-18	16.08	0.25•	(1.35)	(1.10)	0.24	0.84	—	1.08	—	13.90	(7.40)	0.71	0.56	0.56	1.62	439	87
12-31-17	14.01	0.21•	2.20	2.41	0.10	0.24	—	0.34	—	16.08	17.38	0.73	0.54	0.54	1.42	588	63
Class T
06-30-22+	18.00	(0.02)•	(3.20)	(3.22)	—	—	—	—	—	14.78	(17.89)	1.05	0.90	0.90	(0.19)	48	40
12-31-21	16.45	0.18•	1.79	1.97	0.25	0.17	—	0.42	—	18.00	12.05	1.10	0.87	0.87	1.01	56	54
12-31-20	15.31	0.16•	1.85	2.01	0.22	0.65	—	0.87	—	16.45	13.74	1.14	0.91	0.91	1.10	45	90
12-31-19	13.82	0.21•	2.45	2.66	0.24	0.93	—	1.17	—	15.31	19.86	1.03	0.91	0.91	1.41	32	79
12-31-18	16.02	0.22•	(1.36)	(1.14)	0.22	0.84	—	1.06	—	13.82	(7.67)	1.01	0.86	0.86	1.44	20	87
12-31-17	13.98	0.19•	2.17	2.36	0.08	0.24	—	0.32	—	16.02	17.05	1.03	0.84	0.84	1.23	15	63
See Accompanying Notes to Financial Statements
31

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2035 Portfolio
Class ADV
06-30-22+	13.07	(0.00)*•	(2.49)	(2.49)	—	—	—	—	—	10.58	(19.05)	0.81	0.67	0.67	(0.06)	168,099	23
12-31-21	12.20	0.14•	1.53	1.67	0.26	0.54	—	0.80	—	13.07	13.81	0.83	0.65	0.65	1.05	219,940	42
12-31-20	11.63	0.13	1.39	1.52	0.19	0.76	—	0.95	—	12.20	14.13	0.81	0.69	0.69	0.96	220,485	65
12-31-19	10.60	0.16•	2.04	2.20	0.24	0.93	—	1.17	—	11.63	21.53	0.75	0.71	0.71	1.38	226,096	52
12-31-18	12.27	0.14•	(1.12)	(0.98)	0.19	0.50	—	0.69	—	10.60	(8.54)	0.75	0.68	0.68	1.21	212,084	50
12-31-17	10.71	0.13•	1.90	2.03	0.16	0.31	—	0.47	—	12.27	19.22	0.74	0.65	0.65	1.12	267,229	36
Class I
06-30-22+	13.54	0.03•	(2.58)	(2.55)	—	—	—	—	—	10.99	(18.83)	0.31	0.17	0.17	0.44	64,441	23
12-31-21	12.59	0.20•	1.59	1.79	0.30	0.54	—	0.83	—	13.54	14.35	0.33	0.15	0.15	1.48	78,910	42
12-31-20	11.98	0.15•	1.47	1.62	0.25	0.76	—	1.01	—	12.59	14.65	0.31	0.19	0.19	1.30	93,880	65
12-31-19	10.89	0.22	2.10	2.32	0.30	0.93	—	1.23	—	11.98	22.22	0.25	0.21	0.21	1.97	304,111	52
12-31-18	12.59	0.22	(1.17)	(0.95)	0.25	0.50	—	0.75	—	10.89	(8.09)	0.25	0.18	0.18	1.75	247,475	50
12-31-17	10.98	0.20•	1.94	2.14	0.22	0.31	—	0.53	—	12.59	19.82	0.24	0.15	0.15	1.69	274,900	36
Class S
06-30-22+	13.33	0.01•	(2.53)	(2.52)	—	—	—	—	—	10.81	(18.90)	0.56	0.42	0.42	0.19	297,254	23
12-31-21	12.43	0.18•	1.55	1.73	0.29	0.54	—	0.83	—	13.33	14.08	0.58	0.40	0.40	1.35	369,502	42
12-31-20	11.83	0.15	1.43	1.58	0.22	0.76	—	0.98	—	12.43	14.46	0.56	0.44	0.44	1.24	341,146	65
12-31-19	10.76	0.19•	2.08	2.27	0.27	0.93	—	1.20	—	11.83	21.94	0.50	0.46	0.46	1.64	324,783	52
12-31-18	12.45	0.18•	(1.15)	(0.97)	0.22	0.50	—	0.72	—	10.76	(8.34)	0.50	0.43	0.43	1.46	297,721	50
12-31-17	10.87	0.16•	1.92	2.08	0.19	0.31	—	0.50	—	12.45	19.44	0.49	0.40	0.40	1.38	368,554	36
Class S2
06-30-22+	12.70	0.00*•	(2.41)	(2.41)	—	—	—	—	—	10.29	(18.98)	0.71	0.57	0.57	0.03	9,484	23
12-31-21	11.88	0.15•	1.49	1.64	0.28	0.54	—	0.81	—	12.70	13.91	0.73	0.55	0.55	1.23	14,062	42
12-31-20	11.34	0.11•	1.38	1.49	0.19	0.76	—	0.95	—	11.88	14.30	0.71	0.59	0.59	1.01	12,050	65
12-31-19	10.36	0.16•	1.99	2.15	0.24	0.93	—	1.17	—	11.34	21.63	0.65	0.61	0.61	1.46	14,599	52
12-31-18	12.00	0.15•	(1.09)	(0.94)	0.20	0.50	—	0.70	—	10.36	(8.42)	0.65	0.58	0.58	1.28	14,521	50
12-31-17	10.49	0.14•	1.85	1.99	0.17	0.31	—	0.48	—	12.00	19.28	0.64	0.55	0.55	1.22	19,146	36
Class T
06-30-22+	13.88	(0.02)•	(2.64)	(2.66)	—	—	—	—	—	11.22	(19.16)	1.01	0.87	0.87	(0.26)	17	23
12-31-21	12.93	(0.01)•	1.73	1.72	0.23	0.54	—	0.77	—	13.88	13.42	1.03	0.85	0.85	(0.08)	23	42
12-31-20	12.27	0.10•	1.49	1.59	0.17	0.76	—	0.93	—	12.93	13.98	1.01	0.89	0.89	0.83	528	65
12-31-19	11.07	0.14	2.15	2.29	0.16	0.93	—	1.09	—	12.27	21.36	0.95	0.91	0.91	1.27	447	52
12-31-18	12.79	0.10•	(1.16)	(1.06)	0.16	0.50	—	0.66	—	11.07	(8.76)	0.95	0.88	0.88	0.77	373	50
12-31-17	11.14	0.11•	1.98	2.09	0.13	0.31	—	0.44	—	12.79	19.03	0.94	0.85	0.85	0.95	700	36
See Accompanying Notes to Financial Statements
32

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2040 Portfolio
Class ADV
06-30-22+	19.65	(0.02)•	(3.94)	(3.96)	—	—	—	—	—	15.69	(20.15)	0.90	0.66	0.66	(0.21)	12,927	44
12-31-21	17.38	0.18•	2.55	2.73	0.24	0.22	—	0.46	—	19.65	15.78	0.93	0.64	0.64	0.95	17,364	63
12-31-20	16.09	0.15•	2.25	2.40	0.24	0.87	—	1.11	—	17.38	15.98	0.96	0.70	0.70	0.95	15,773	91
12-31-19	14.26	0.23•	2.92	3.15	0.26	1.06	—	1.32	—	16.09	22.82	0.84	0.72	0.72	1.47	14,324	82
12-31-18	17.11	0.20•	(1.66)	(1.46)	0.22	1.17	—	1.39	—	14.26	(9.41)	0.84	0.66	0.66	1.19	8,662	81
12-31-17	14.55	0.19•	2.73	2.92	0.08	0.28	—	0.36	—	17.11	20.23	0.86	0.63	0.63	1.17	8,696	68
Class I
06-30-22+	20.38	0.03•	(4.10)	(4.07)	—	—	—	—	—	16.31	(19.97)	0.40	0.16	0.16	0.29	9,680	44
12-31-21	17.99	0.25•	2.67	2.92	0.31	0.22	—	0.53	—	20.38	16.34	0.43	0.14	0.14	1.30	10,092	63
12-31-20	16.60	0.26	2.31	2.57	0.31	0.87	—	1.18	—	17.99	16.55	0.46	0.20	0.20	1.48	12,621	91
12-31-19	14.66	0.32•	3.00	3.32	0.32	1.06	—	1.38	—	16.60	23.44	0.34	0.22	0.22	1.97	11,825	82
12-31-18	17.53	0.30•	(1.72)	(1.42)	0.28	1.17	—	1.45	—	14.66	(8.95)	0.34	0.16	0.16	1.77	7,134	81
12-31-17	14.86	0.29•	2.78	3.07	0.12	0.28	—	0.40	—	17.53	20.85	0.36	0.13	0.13	1.76	7,753	68
Class S
06-30-22+	20.14	0.00*•	(4.04)	(4.04)	—	—	—	—	—	16.10	(20.06)	0.65	0.41	0.41	0.04	11,676	44
12-31-21	17.80	0.25•	2.60	2.85	0.29	0.22	—	0.51	—	20.14	16.10	0.68	0.39	0.39	1.28	13,325	63
12-31-20	16.44	0.20•	2.29	2.49	0.26	0.87	—	1.13	—	17.80	16.23	0.71	0.45	0.45	1.26	10,486	91
12-31-19	14.54	0.23	3.02	3.25	0.29	1.06	—	1.35	—	16.44	23.07	0.59	0.47	0.47	1.44	8,500	82
12-31-18	17.40	0.26•	(1.70)	(1.44)	0.25	1.17	—	1.42	—	14.54	(9.13)	0.59	0.41	0.41	1.54	7,641	81
12-31-17	14.78	0.23•	2.78	3.01	0.11	0.28	—	0.39	—	17.40	20.53	0.61	0.38	0.38	1.45	6,732	68
Class S2
06-30-22+	19.74	(0.01)•	(3.96)	(3.97)	—	—	—	—	—	15.77	(20.11)	0.80	0.56	0.56	(0.12)	1,534	44
12-31-21	17.48	0.24•	2.52	2.76	0.28	0.22	—	0.50	—	19.74	15.88	0.83	0.54	0.54	1.25	2,051	63
12-31-20	16.17	0.17•	2.26	2.43	0.25	0.87	—	1.12	—	17.48	16.07	0.86	0.60	0.60	1.07	1,219	91
12-31-19	14.31	0.25•	2.93	3.18	0.26	1.06	—	1.32	—	16.17	22.93	0.74	0.62	0.62	1.57	973	82
12-31-18	17.18	0.23•	(1.68)	(1.45)	0.25	1.17	—	1.42	—	14.31	(9.30)	0.74	0.56	0.56	1.42	939	81
12-31-17	14.62	0.26•	2.69	2.95	0.11	0.28	—	0.39	—	17.18	20.31	0.76	0.53	0.53	1.61	721	68
Class T
06-30-22+	19.56	(0.04)•	(3.92)	(3.96)	—	—	—	—	—	15.60	(20.25)	1.10	0.86	0.86	(0.42)	10	44
12-31-21	17.33	0.04•	2.63	2.67	0.22	0.22	—	0.44	—	19.56	15.48	1.13	0.84	0.84	0.20	13	63
12-31-20	16.06	0.15•	2.22	2.37	0.23	0.87	—	1.10	—	17.33	15.79	1.16	0.90	0.90	0.95	49	91
12-31-19	14.22	0.20•	2.90	3.10	0.20	1.06	—	1.26	—	16.06	22.50	1.04	0.92	0.92	1.28	32	82
12-31-18	17.08	0.15	(1.64)	(1.49)	0.20	1.17	—	1.37	—	14.22	(9.57)	1.04	0.86	0.86	1.00	17	81
12-31-17	14.53	0.17•	2.72	2.89	0.06	0.28	—	0.34	—	17.08	20.05	1.06	0.83	0.83	1.08	20	68
See Accompanying Notes to Financial Statements
33

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2045 Portfolio
Class ADV
06-30-22+	13.12	(0.02)•	(2.70)	(2.72)	—	—	—	—	—	10.40	(20.73)	0.83	0.66	0.66	(0.35)	121,930	25
12-31-21	12.29	0.11•	1.94	2.05	0.23	0.99	—	1.22	—	13.12	16.95	0.85	0.65	0.65	0.86	162,480	42
12-31-20	11.47	0.09	1.61	1.70	0.16	0.72	—	0.88	—	12.29	16.07	0.83	0.70	0.70	0.71	155,503	61
12-31-19	10.42	0.15	2.20	2.35	0.20	1.10	—	1.30	—	11.47	23.59	0.75	0.72	0.72	1.26	150,005	67
12-31-18	12.40	0.11•	(1.33)	(1.22)	0.15	0.61	—	0.76	—	10.42	(10.53)	0.75	0.69	0.69	0.93	134,754	53
12-31-17	10.63	0.10•	2.09	2.19	0.10	0.32	—	0.42	—	12.40	20.92	0.75	0.67	0.67	0.84	177,624	37
Class I
06-30-22+	13.67	0.01•	(2.82)	(2.81)	—	—	—	—	—	10.86	(20.56)	0.33	0.16	0.16	0.16	53,232	25
12-31-21	12.72	0.17•	2.02	2.19	0.25	0.99	—	1.24	—	13.67	17.51	0.35	0.15	0.15	1.24	65,611	42
12-31-20	11.85	0.12•	1.69	1.81	0.22	0.72	—	0.94	—	12.72	16.57	0.33	0.20	0.20	1.06	82,473	61
12-31-19	10.73	0.20	2.29	2.49	0.27	1.10	—	1.37	—	11.85	24.29	0.25	0.22	0.22	1.86	269,670	67
12-31-18	12.75	0.18	(1.37)	(1.19)	0.22	0.61	—	0.83	—	10.73	(10.08)	0.25	0.19	0.19	1.49	211,781	53
12-31-17	10.92	0.17•	2.14	2.31	0.16	0.32	—	0.48	—	12.75	21.53	0.25	0.17	0.17	1.42	235,122	37
Class S
06-30-22+	13.37	(0.01)•	(2.75)	(2.76)	—	—	—	—	—	10.61	(20.64)	0.58	0.41	0.41	(0.09)	234,025	25
12-31-21	12.50	0.15•	1.97	2.12	0.26	0.99	—	1.25	—	13.37	17.26	0.60	0.40	0.40	1.14	289,193	42
12-31-20	11.66	0.11	1.64	1.75	0.19	0.72	—	0.91	—	12.50	16.29	0.58	0.45	0.45	0.95	254,990	61
12-31-19	10.58	0.18	2.23	2.41	0.23	1.10	—	1.33	—	11.66	23.90	0.50	0.47	0.47	1.51	237,496	67
12-31-18	12.57	0.15•	(1.35)	(1.20)	0.18	0.61	—	0.79	—	10.58	(10.23)	0.50	0.44	0.44	1.20	209,647	53
12-31-17	10.77	0.13•	2.12	2.25	0.13	0.32	—	0.45	—	12.57	21.25	0.50	0.42	0.42	1.11	269,521	37
Class S2
06-30-22+	12.93	(0.02)•	(2.66)	(2.68)	—	—	—	—	—	10.25	(20.73)	0.73	0.56	0.56	(0.26)	5,738	25
12-31-21	12.14	0.14•	1.90	2.04	0.26	0.99	—	1.25	—	12.93	17.10	0.75	0.55	0.55	1.12	10,947	42
12-31-20	11.34	0.09•	1.60	1.69	0.17	0.72	—	0.89	—	12.14	16.13	0.73	0.60	0.60	0.82	6,867	61
12-31-19	10.31	0.15•	2.18	2.33	0.20	1.10	—	1.30	—	11.34	23.68	0.65	0.62	0.62	1.31	7,234	67
12-31-18	12.25	0.12•	(1.30)	(1.18)	0.15	0.61	—	0.76	—	10.31	(10.34)	0.65	0.59	0.59	1.03	7,504	53
12-31-17	10.51	0.09•	2.08	2.17	0.11	0.32	—	0.43	—	12.25	21.02	0.65	0.57	0.57	0.82	9,902	37
Class T
06-30-22+	13.88	(0.03)•	(2.86)	(2.89)	—	—	—	—	—	10.99	(20.82)	1.03	0.86	0.86	(0.54)	140	25
12-31-21	12.93	0.12•	2.01	2.13	0.19	0.99	—	1.18	—	13.88	16.73	1.05	0.85	0.85	0.90	180	42
12-31-20	11.95	0.03•	1.74	1.77	0.07	0.72	—	0.79	—	12.93	15.85	1.03	0.90	0.90	0.29	156	61
12-31-19	10.74	0.14•	2.26	2.40	0.09	1.10	—	1.19	—	11.95	23.31	0.95	0.92	0.92	1.19	290	67
12-31-18	12.77	0.06•	(1.34)	(1.28)	0.14	0.61	—	0.75	—	10.74	(10.72)	0.95	0.89	0.89	0.44	220	53
12-31-17	10.95	0.08	2.15	2.23	0.09	0.32	—	0.41	—	12.77	20.69	0.95	0.87	0.87	0.70	508	37
See Accompanying Notes to Financial Statements
34

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2050 Portfolio
Class ADV
06-30-22+	20.45	(0.03)•	(4.27)	(4.30)	—	—	—	—	—	16.15	(21.03)	0.95	0.68	0.68	(0.37)	11,949	33
12-31-21	17.96	0.14•	2.86	3.00	0.21	0.30	—	0.51	—	20.45	16.82	0.98	0.65	0.65	0.71	15,352	60
12-31-20	16.63	0.13•	2.32	2.45	0.23	0.89	—	1.12	—	17.96	15.79	1.03	0.71	0.71	0.81	15,402	80
12-31-19	14.58	0.23•	3.17	3.40	0.22	1.13	—	1.35	—	16.63	24.13	0.86	0.73	0.73	1.45	12,951	84
12-31-18	17.33	0.17•	(1.93)	(1.76)	0.16	0.83	—	0.99	—	14.58	(10.82)	0.86	0.68	0.68	1.03	8,144	86
12-31-17	14.57	0.18•	2.89	3.07	0.06	0.25	—	0.31	—	17.33	21.30	0.93	0.65	0.65	1.11	6,983	52
Class I
06-30-22+	21.30	0.01•	(4.44)	(4.43)	—	—	—	—	—	16.87	(20.80)	0.45	0.18	0.18	0.13	8,511	33
12-31-21	18.66	0.22•	3.01	3.23	0.29	0.30	—	0.59	—	21.30	17.42	0.48	0.15	0.15	1.09	9,999	60
12-31-20	17.22	0.24	2.38	2.62	0.29	0.89	—	1.18	—	18.66	16.36	0.53	0.21	0.21	1.31	11,647	80
12-31-19	15.04	0.34•	3.25	3.59	0.28	1.13	—	1.41	—	17.22	24.74	0.36	0.23	0.23	2.04	10,912	84
12-31-18	17.81	0.27•	(1.99)	(1.72)	0.22	0.83	—	1.05	—	15.04	(10.37)	0.36	0.18	0.18	1.55	6,320	86
12-31-17	14.91	0.28•	2.97	3.25	0.10	0.25	—	0.35	—	17.81	21.99	0.43	0.15	0.15	1.70	5,705	52
Class S
06-30-22+	20.99	(0.01)•	(4.38)	(4.39)	—	—	—	—	—	16.60	(20.91)	0.70	0.43	0.43	(0.11)	8,768	33
12-31-21	18.42	0.20•	2.93	3.13	0.26	0.30	—	0.56	—	20.99	17.10	0.73	0.40	0.40	0.97	9,740	60
12-31-20	17.01	0.17•	2.39	2.56	0.26	0.89	—	1.15	—	18.42	16.11	0.78	0.46	0.46	1.04	8,339	80
12-31-19	14.88	0.26•	3.25	3.51	0.25	1.13	—	1.38	—	17.01	24.41	0.61	0.48	0.48	1.58	7,397	84
12-31-18	17.65	0.23•	(1.98)	(1.75)	0.19	0.83	—	1.02	—	14.88	(10.61)	0.61	0.43	0.43	1.34	5,413	86
12-31-17	14.81	0.22•	2.95	3.17	0.08	0.25	—	0.33	—	17.65	21.63	0.68	0.40	0.40	1.33	4,424	52
Class S2
06-30-22+	20.63	(0.03)•	(4.29)	(4.32)	—	—	—	—	—	16.31	(20.94)	0.85	0.58	0.58	(0.30)	542	33
12-31-21	18.16	0.20•	2.85	3.05	0.28	0.30	—	0.58	—	20.63	16.91	0.88	0.55	0.55	0.99	1,022	60
12-31-20	16.78	0.17	2.32	2.49	0.22	0.89	—	1.11	—	18.16	15.91	0.93	0.61	0.61	0.89	432	80
12-31-19	14.67	0.23•	3.21	3.44	0.20	1.13	—	1.33	—	16.78	24.25	0.76	0.63	0.63	1.40	419	84
12-31-18	17.43	0.22•	(1.97)	(1.75)	0.18	0.83	—	1.01	—	14.67	(10.75)	0.76	0.58	0.58	1.32	423	86
12-31-17	14.64	0.20•	2.91	3.11	0.07	0.25	—	0.32	—	17.43	21.47	0.83	0.55	0.55	1.21	309	52
Class T
06-30-22+	20.67	(0.05)•	(4.31)	(4.36)	—	—	—	—	—	16.31	(21.09)	1.15	0.88	0.88	(0.58)	10	33
12-31-21	18.16	0.10•	2.89	2.99	0.18	0.30	—	0.48	—	20.67	16.55	1.18	0.85	0.85	0.50	13	60
12-31-20	16.69	0.09	2.36	2.45	0.09	0.89	—	0.98	—	18.16	15.59	1.23	0.91	0.91	0.57	12	80
12-31-19	14.63	0.09•	3.28	3.37	0.18	1.13	—	1.31	—	16.69	23.80	1.06	0.93	0.93	0.54	11	84
12-31-18	17.39	0.14	(1.94)	(1.80)	0.13	0.83	—	0.96	—	14.63	(11.01)	1.06	0.88	0.88	0.89	20	86
12-31-17	14.60	0.17•	2.89	3.06	0.02	0.25	—	0.27	—	17.39	21.15	1.13	0.85	0.85	1.05	20	52
See Accompanying Notes to Financial Statements
35

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2055 Portfolio
Class ADV
06-30-22+	15.14	(0.03)•	(3.18)	(3.21)	—	—	—	—	—	11.93	(21.20)	0.88	0.69	0.69	(0.42)	43,807	25
12-31-21	14.99	0.10•	2.38	2.48	0.31	2.02	—	2.33	—	15.14	17.03	0.93	0.66	0.66	0.67	58,046	51
12-31-20	13.85	0.08	1.95	2.03	0.15	0.74	—	0.89	—	14.99	15.75	0.96	0.69	0.69	0.63	54,540	67
12-31-19	12.35	0.16	2.70	2.86	0.20	1.16	—	1.36	—	13.85	24.13	0.77	0.72	0.72	1.29	49,315	61
12-31-18	14.49	0.13	(1.60)	(1.47)	0.15	0.52	—	0.67	—	12.35	(10.72)	0.76	0.68	0.68	0.90	39,621	62
12-31-17	12.27	0.11•	2.49	2.60	0.10	0.28	—	0.38	—	14.49	21.40	0.76	0.66	0.66	0.82	47,367	40
Class I
06-30-22+	15.72	0.01•	(3.31)	(3.30)	—	—	—	—	—	12.42	(20.99)	0.38	0.19	0.19	0.09	23,087	25
12-31-21	15.37	0.18•	2.45	2.63	0.26	2.02	—	2.27	—	15.72	17.53	0.43	0.16	0.16	1.10	27,701	51
12-31-20	14.17	0.13•	2.03	2.16	0.22	0.74	—	0.96	—	15.37	16.38	0.46	0.19	0.19	1.00	34,329	67
12-31-19	12.61	0.27•	2.72	2.99	0.27	1.16	—	1.43	—	14.17	24.76	0.27	0.22	0.22	1.93	119,915	61
12-31-18	14.78	0.21•	(1.64)	(1.43)	0.22	0.52	—	0.74	—	12.61	(10.29)	0.26	0.18	0.18	1.48	77,961	62
12-31-17	12.51	0.20•	2.51	2.71	0.16	0.28	—	0.44	—	14.78	21.94	0.26	0.16	0.16	1.42	73,894	40
Class S
06-30-22+	15.33	(0.01)•	(3.22)	(3.23)	—	—	—	—	—	12.10	(21.07)	0.63	0.44	0.44	(0.16)	70,963	25
12-31-21	15.15	0.15•	2.40	2.55	0.35	2.02	—	2.37	—	15.33	17.32	0.68	0.41	0.41	0.96	86,021	51
12-31-20	13.99	0.12•	1.97	2.09	0.19	0.74	—	0.93	—	15.15	16.04	0.71	0.44	0.44	0.90	73,361	67
12-31-19	12.46	0.20	2.72	2.92	0.23	1.16	—	1.39	—	13.99	24.50	0.52	0.47	0.47	1.52	59,923	61
12-31-18	14.62	0.17•	(1.63)	(1.46)	0.18	0.52	—	0.70	—	12.46	(10.56)	0.51	0.43	0.43	1.19	49,077	62
12-31-17	12.38	0.15•	2.50	2.65	0.13	0.28	—	0.41	—	14.62	21.66	0.51	0.41	0.41	1.08	58,217	40
Class S2
06-30-22+	15.22	(0.02)•	(3.19)	(3.21)	—	—	—	—	—	12.01	(21.09)	0.78	0.59	0.59	(0.34)	2,773	25
12-31-21	15.09	0.15•	2.36	2.51	0.36	2.02	—	2.38	—	15.22	17.09	0.82	0.56	0.56	0.97	5,377	51
12-31-20	13.92	0.13	1.93	2.06	0.15	0.74	—	0.89	—	15.09	15.86	0.86	0.59	0.59	0.80	3,036	67
12-31-19	12.39	0.18•	2.70	2.88	0.19	1.16	—	1.35	—	13.92	24.28	0.67	0.62	0.62	1.33	2,876	61
12-31-18	14.54	0.15	(1.62)	(1.47)	0.16	0.52	—	0.68	—	12.39	(10.68)	0.66	0.58	0.58	1.03	2,720	62
12-31-17	12.31	0.12•	2.50	2.62	0.11	0.28	—	0.39	—	14.54	21.52	0.66	0.56	0.56	0.89	3,250	40
Class T
06-30-22+	15.65	(0.04)•	(3.29)	(3.33)	—	—	—	—	—	12.32	(21.28)	1.08	0.89	0.89	(0.61)	18	25
12-31-21	15.39	0.06•	2.46	2.52	0.24	2.02	—	2.26	—	15.65	16.77	1.13	0.86	0.86	0.38	24	51
12-31-20	14.22	0.07•	1.99	2.06	0.15	0.74	—	0.89	—	15.39	15.50	1.16	0.89	0.89	0.51	30	67
12-31-19	12.58	0.17•	2.73	2.90	0.10	1.16	—	1.26	—	14.22	23.93	0.97	0.92	0.92	1.27	22	61
12-31-18	14.73	0.08•	(1.61)	(1.53)	0.10	0.52	—	0.62	—	12.58	(10.91)	0.96	0.88	0.88	0.58	18	62
12-31-17	12.50	0.09•	2.52	2.61	0.10	0.28	—	0.38	—	14.73	21.08	0.96	0.86	0.86	0.67	32	40
See Accompanying Notes to Financial Statements
36

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2060 Portfolio
Class ADV
06-30-22+	14.96	(0.03)•	(3.14)	(3.17)	—	—	—	—	—	11.79	(21.19)	1.04	0.69	0.69	(0.41)	8,689	33
12-31-21	13.16	0.10•	2.11	2.21	0.16	0.25	—	0.40	—	14.96	16.83	1.08	0.68	0.68	0.73	10,459	68
12-31-20	12.04	0.10•	1.67	1.77	0.12	0.53	—	0.65	—	13.16	15.62	1.14	0.70	0.70	0.85	8,999	74
12-31-19	10.45	0.16•	2.28	2.44	0.15	0.70	—	0.85	—	12.04	24.12	0.95	0.74	0.74	1.39	6,976	89
12-31-18	12.39	0.13•	(1.38)	(1.25)	0.11	0.58	—	0.69	—	10.45	(10.76)	0.96	0.69	0.69	1.12	4,593	84
12-31-17	10.42	0.13•	2.08	2.21	0.04	0.20	—	0.24	—	12.39	21.42	1.10	0.67	0.67	1.11	3,202	65
Class I
06-30-22+	15.29	0.01•	(3.22)	(3.21)	—	—	—	—	—	12.08	(20.99)	0.54	0.19	0.19	0.09	5,962	33
12-31-21	13.41	0.15•	2.18	2.33	0.20	0.25	—	0.45	—	15.29	17.46	0.58	0.18	0.18	1.04	6,685	68
12-31-20	12.25	0.17•	1.69	1.86	0.17	0.53	—	0.70	—	13.41	16.14	0.64	0.20	0.20	1.42	7,950	74
12-31-19	10.60	0.25•	2.29	2.54	0.19	0.70	—	0.89	—	12.25	24.79	0.45	0.24	0.24	2.14	5,184	89
12-31-18	12.53	0.19•	(1.41)	(1.22)	0.13	0.58	—	0.71	—	10.60	(10.35)	0.46	0.19	0.19	1.57	2,570	84
12-31-17	10.49	0.20•	2.10	2.30	0.06	0.20	—	0.26	—	12.53	22.15	0.60	0.17	0.17	1.73	2,160	65
Class S
06-30-22+	15.03	(0.01)•	(3.16)	(3.17)	—	—	—	—	—	11.86	(21.09)	0.79	0.44	0.44	(0.16)	7,079	33
12-31-21	13.21	0.13•	2.12	2.25	0.18	0.25	—	0.43	—	15.03	17.15	0.83	0.43	0.43	0.93	8,211	68
12-31-20	12.08	0.13•	1.68	1.81	0.15	0.53	—	0.68	—	13.21	15.90	0.89	0.45	0.45	1.15	6,886	74
12-31-19	10.47	0.18•	2.30	2.48	0.17	0.70	—	0.87	—	12.08	24.45	0.70	0.49	0.49	1.56	4,901	89
12-31-18	12.40	0.16•	(1.39)	(1.23)	0.12	0.58	—	0.70	—	10.47	(10.60)	0.71	0.44	0.44	1.30	3,440	84
12-31-17	10.41	0.15•	2.10	2.25	0.06	0.20	—	0.26	—	12.40	21.81	0.85	0.42	0.42	1.30	2,825	65
Class S2
06-30-22+	14.96	(0.02)•	(3.14)	(3.16)	—	—	—	—	—	11.80	(21.12)	0.94	0.59	0.59	(0.34)	660	33
12-31-21	13.19	0.16•	2.06	2.22	0.20	0.25	—	0.45	—	14.96	16.93	0.98	0.58	0.58	1.08	1,234	68
12-31-20	12.07	0.12•	1.67	1.79	0.14	0.53	—	0.67	—	13.19	15.73	1.04	0.60	0.60	1.07	471	74
12-31-19	10.46	0.18	2.28	2.46	0.15	0.70	—	0.85	—	12.07	24.26	0.85	0.64	0.64	1.44	269	89
12-31-18	12.40	0.15•	(1.40)	(1.25)	0.11	0.58	—	0.69	—	10.46	(10.70)	0.86	0.59	0.59	1.23	247	84
12-31-17	10.42	0.17•	2.05	2.22	0.04	0.20	—	0.24	—	12.40	21.56	1.00	0.57	0.57	1.45	180	65
Class T
06-30-22+	14.91	(0.04)•	(3.13)	(3.17)	—	—	—	—	—	11.74	(21.26)	1.24	0.89	0.89	(0.62)	4	33
12-31-21	13.13	0.06•	2.10	2.16	0.13	0.25	—	0.38	—	14.91	16.50	1.28	0.88	0.88	0.42	6	68
12-31-20	12.01	0.08•	1.66	1.74	0.09	0.53	—	0.62	—	13.13	15.32	1.34	0.90	0.90	0.67	5	74
12-31-19	10.40	0.11	2.30	2.41	0.10	0.70	—	0.80	—	12.01	23.96	1.15	0.94	0.94	1.07	4	89
12-31-18	12.33	0.08	(1.37)	(1.29)	0.06	0.58	—	0.64	—	10.40	(11.08)	1.16	0.89	0.89	0.73	3	84
12-31-17	10.35	0.08•	2.10	2.18	—	0.20	—	0.20	—	12.33	21.24	1.30	0.87	0.87	0.69	4	65
See Accompanying Notes to Financial Statements
37

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2065 Portfolio
Class ADV
06-30-22+	11.94	(0.02)•	(2.51)	(2.53)	—	—	—	—	—	9.41	(21.19)	1.37	0.70	0.70	(0.42)	1,687	36
12-31-21	11.55	0.11•	1.86	1.97	0.41	1.17	—	1.57	—	11.94	17.05	1.61	0.67	0.67	0.90	1,583	53
07-29-20(5) - 12-31-20	10.00	0.12•	1.62	1.74	0.14	0.05	—	0.19	—	11.55	17.42	1.97	0.72	0.72	2.64	1,012	24
Class I
06-30-22+	11.97	0.00*•	(2.51)	(2.51)	—	—	—	—	—	9.46	(20.97)	0.87	0.20	0.20	0.09	1,823	36
12-31-21	11.56	0.18•	1.86	2.04	0.46	1.17	—	1.62	—	11.97	17.64	1.11	0.17	0.17	1.38	1,692	53
07-29-20(5) - 12-31-20	10.00	0.12•	1.65	1.77	0.16	0.05	—	0.21	—	11.56	17.69	1.47	0.22	0.22	2.60	1,045	24
Class S
06-30-22+	11.95	(0.01)•	(2.51)	(2.52)	—	—	—	—	—	9.43	(21.09)	1.12	0.45	0.45	(0.16)	2,724	36
12-31-21	11.56	0.18••	1.82	2.00	0.44	1.17	—	1.60	—	11.95	17.30	1.36	0.42	0.42	1.41	2,431	53
07-29-20(5) - 12-31-20	10.00	0.13•	1.63	1.76	0.15	0.05	—	0.20	—	11.56	17.61	1.72	0.47	0.47	2.84	955	24
Class S2
06-30-22+	11.95	(0.02)•	(2.50)	(2.52)	—	—	—	—	—	9.43	(21.09)	1.27	0.60	0.60	(0.34)	114	36
12-31-21	11.56	0.16•	1.82	1.98	0.42	1.17	—	1.59	—	11.95	17.17	1.51	0.57	0.57	1.26	114	53
07-29-20(5) - 12-31-20	10.00	0.10•	1.65	1.75	0.14	0.05	—	0.19	—	11.56	17.52	1.87	0.62	0.62	2.18	26	24
Class T
06-30-22+	11.95	(0.03)•	(2.51)	(2.54)	—	—	—	—	—	9.41	(21.26)	1.57	0.90	0.90	(0.64)	3	36
12-31-21	11.56	0.06•	1.86	1.92	0.36	1.17	—	1.53	—	11.95	16.67	1.81	0.87	0.87	0.51	4	53
07-29-20(5) - 12-31-20	10.00	0.09•	1.65	1.74	0.13	0.05	—	0.18	—	11.56	17.40	2.17	0.92	0.92	1.88	4	24

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
38

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-seven active separate investment series. The fifteen series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Solution Aggressive Portfolio (“Solution Aggressive”), Voya Solution Balanced Portfolio (“Solution Balanced”), Voya Solution Conservative Portfolio (“Solution Conservative”), Voya Solution Income Portfolio (“Solution Income”), Voya Solution Moderately Aggressive Portfolio (“Solution Moderately Aggressive”), Voya Solution Moderately Conservative Portfolio (“Solution Moderately Conservative”), Voya Solution 2025 Portfolio (“Solution 2025”), Voya Solution 2030 Portfolio (“Solution 2030”), Voya Solution 2035 Portfolio (“Solution 2035”), Voya Solution 2040 Portfolio (“Solution 2040”), Voya Solution 2045 Portfolio (“Solution 2045”), Voya Solution 2050 Portfolio (“Solution 2050”), Voya Solution 2055 Portfolio (“Solution 2055”), Voya Solution 2060 Portfolio (“Solution 2060”) and Voya Solution 2065 Portfolio (“Solution 2065”). Each Portfolio is a diversified series of the Company.
Solution 2025, Solution 2030, Solution 2035, Solution 2040, Solution 2045, Solution 2050, Solution 2055, Solution 2060 and Solution 2065 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Solution Income, without a vote of shareholders, if approved by the Portfolios’ Board of Directors (the “Board”).
The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Class R6, Service (“Class S”), Service 2 (“Class S2”) and Class T; however, each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close

39

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board. Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair

40

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio. Each Portfolio’s fair value policies and procedures and valuation practices may be subject to change as a result of new Rule 2a-5 under the 1940 Act.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.
C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends from net investment income and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

41

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities.Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral

42

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2022, certain Portfolios used futures to enact tactical positions and to provide the Portfolios with greater liquidity. Certain Portfolios had purchased and sold futures contracts on various equity indices and also purchased and sold futures contracts on various U.S. Treasury Notes/Bonds and Eurodollars. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2022, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts purchased and sold for Solution Income, Solution Moderately Aggressive, Solution 2025, Solution 2035, Solution 2045 and Solution 2055. There were no open futures contracts purchased or sold for the remaining Portfolios at June 30, 2022.
	Purchased	Sold
Solution Income	$4,833,388	$4,904,710
Solution Moderately Aggressive	13,704,872	13,827,603
Solution 2025	10,445,799	10,421,935
Solution 2035	11,452,917	11,604,270
Solution 2045	12,062,341	12,099,753
Solution 2055	4,102,141	4,032,228
H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS
For the period ended June 30, 2022, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:
	Purchases	Sales
Solution Aggressive	$14,574,858	$10,878,866
Solution Balanced	25,647,179	27,263,225
Solution Conservative	7,503,159	8,079,026
Solution Income	50,731,150	69,359,279
Solution Moderately Aggressive	149,764,427	182,696,420
Solution Moderately Conservative	18,619,005	19,001,169
Solution 2025	115,683,364	145,821,509
Solution 2030	23,910,503	21,410,770
Solution 2035	143,059,851	158,653,548
Solution 2040	19,363,745	17,582,668
Solution 2045	119,306,780	123,520,212
Solution 2050	12,071,099	10,763,979
Solution 2055	39,843,856	39,087,522
Solution 2060	9,691,014	8,167,079
Solution 2065	4,244,757	2,266,260
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

43

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES
Classes ADV, S2 and T of the respective Portfolios have a plan of distribution (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Plans, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and each Portfolio makes payments to the Distributor at an annual rate of 0.15% and 0.45% of each Portfolio’s average daily net assets attributable to its Class S2 and Class T shares, respectively.
The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S, S2 and T shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, S2 and T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each applicable Portfolio’s average daily net assets attributable to its Classes ADV, S, S2 and T shares.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2022, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc.owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Solution Balanced	7.80%
	Solution Income	40.40
	Solution 2025	28.07
	Solution 2030	22.31
	Solution 2035	23.80
	Solution 2040	20.80
	Solution 2045	21.31
	Solution 2050	22.73
	Solution 2055	17.07
	Solution 2060	18.58
	Solution 2065	10.92
Voya Investment Management Co. LLC	Solution 2065	34.41
Voya Retirement Insurance and Annuity Company	Solution Aggressive	95.66
	Solution Balanced	92.20
	Solution Conservative	97.59
Subsidiary	Portfolio	Percentage
Voya Retirement Insurance and Annuity Company (continued)	Solution Income	53.81
	Solution Moderately Aggressive	8.11
	Solution Moderately Conservative	99.22
	Solution 2025	68.43
	Solution 2030	77.56
	Solution 2035	73.27
	Solution 2040	79.17
	Solution 2045	77.45
	Solution 2050	77.25
	Solution 2055	82.76
	Solution 2060	81.40
	Solution 2065	54.67
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2022, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Solution Aggressive	$4,293
Solution Balanced	8,201
Solution Conservative	2,955
Solution Income	56,971
Solution Moderately Aggressive	14,879
Solution Moderately Conservative	10,811
Solution 2025	118,205
Solution 2030	13,317
Solution 2035	136,471
Solution 2040	15,751
Solution 2045	152,373

44

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Portfolio	Amount
Solution 2050	18,836
Solution 2055	86,585
Solution 2060	24,170
Solution 2065	3,988
NOTE 7 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed below:
Portfolio(1)	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Solution Aggressive	1.39%	0.89%	0.89%	1.14%	1.29%	N/A
Solution Balanced	1.30%	0.80%	0.80%	1.05%	1.20%	N/A
Solution Conservative	1.16%	0.66%	0.66%	0.91%	1.06%	N/A
Solution Income	1.18%	0.68%	N/A	0.93%	1.08%	1.38%
Solution Moderately Aggressive	1.38%	0.88%	0.88%	1.13%	1.28%	N/A
Solution Moderately Conservative	1.24%	0.74%	0.74%	0.99%	1.14%	N/A
Solution 2025	1.28%	0.78%	N/A	1.03%	1.18%	1.48%
Solution 2030	1.29%	0.79%	N/A	1.04%	1.19%	1.49%
Solution 2035	1.33%	0.83%	N/A	1.08%	1.23%	1.53%
Solution 2040	1.33%	0.83%	N/A	1.08%	1.23%	1.53%
Solution 2045	1.36%	0.86%	N/A	1.11%	1.26%	1.56%
Solution 2050	1.36%	0.86%	N/A	1.11%	1.26%	1.56%
Solution 2055	1.36%	0.86%	N/A	1.11%	1.26%	1.56%
Solution 2060	1.37%	0.87%	N/A	1.12%	1.27%	1.57%
Solution 2065	1.37%	0.87%	N/A	1.12%	1.27%	1.57%
Pursuant to a side letter agreement, through May 1, 2023, the Investment Adviser has further lowered the expense limits for the following Portfolios. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that this side letter agreements will continue. Termination or modification of this obligation requires approval by the Board.
Portfolio(1)(2)	Class ADV	Class I	Class S	Class S2	Class T
Solution 2025	1.22%	0.72%	0.97%	1.12%	1.42%
Solution 2030	1.22%	0.72%	0.97%	1.12%	1.42%
Solution 2035	1.23%	0.73%	0.98%	1.13%	1.43%
Solution 2040	1.23%	0.73%	0.98%	1.13%	1.43%
Portfolio(1)(2)	Class ADV	Class I	Class S	Class S2	Class T
Solution 2045	1.25%	0.75%	1.00%	1.15%	1.45%
Solution 2050	1.26%	0.76%	1.01%	1.16%	1.46%
Solution 2055	1.28%	0.78%	1.03%	1.18%	1.48%
Solution 2060(3)	1.28%	0.78%	1.03%	1.18%	1.48%
Solution 2065(3)	1.28%	0.78%	1.03%	1.18%	1.48%

(1)
The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)
Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

(3)
Prior to January 1, 2022 the side letter expense limits for each Portfolio were 1.30%, 0.80%, 1.05%, 1.20%, and 1.50% for Class ADV, Class I, Class S, Class S2, and Class T, respectively.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2022 the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	June 30,
	2023	2024	2025	Total
Solution Aggressive	$25,574	$6,609	$1,937	$34,120
Solution Balanced	23,396	90	—	23,486
Solution Conservative	43,150	27,775	26,494	97,419
Solution Income	257,187	291,711	208,091	756,989
Solution Moderately Conservative	50,146	33,794	21,685	105,625
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2022, are as follows:
	June 30,
	2023	2024	2025	Total
Solution Aggressive
Class ADV	$1,702	$4,266	$3,091	$9,059
Class I	210	334	408	952
Class S	1,900	8,436	7,362	17,698
Class S2	859	3,786	2,660	7,305

45

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

	June 30,
	2023	2024	2025	Total
Solution Balanced
Class ADV	2,971	6,114	2,544	11,629
Class I	698	1,795	860	3,353
Class S	5,758	12,685	5,859	24,302
Class S2	703	1,092	383	2,178
Solution Conservative
Class ADV	1,830	2,297	3,300	7,427
Class I	199	121	405	725
Class S	810	1,127	1,901	3,838
Class S2	262	689	1,011	1,962
Solution Moderately Conservative
Class ADV	2,970	5,808	4,820	13,598
Class I	20	34	139	193
Class S	7,938	17,544	16,472	41,954
Class S2	2,141	4,510	3,763	10,414
The Expense Limitation Agreement is contractual through May 1, 2023 for all Portfolios and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective June 13, 2022, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the period ended June 30, 2022:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Solution Income	1	$8,528,000	1.58%
Solution Moderately Aggressive	4	573,250	1.94
Solution Moderately Conservative	1	841,000	1.58
Solution 2025	1	539,000	1.58
Solution 2035	1	525,000	1.58

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution Aggressive
Class ADV
6/30/2022	72,580	—	—	(61,616)	10,964	1,059,630	—	—	(875,546)	184,084
12/31/2021	61,555	—	2,313	(65,115)	(1,247)	952,159	—	36,612	(1,005,199)	(16,428)
Class I
6/30/2022	40,469	—	—	(3,407)	37,062	607,968	—	—	(52,835)	555,133
12/31/2021	9,515	—	326	(1,549)	8,292	153,652	—	5,299	(25,111)	133,840
Class R6
6/30/2022	261,805	—	—	(79,677)	182,128	3,956,889	—	—	(1,166,023)	2,790,866
12/31/2021	285,716	—	14,236	(188,103)	111,849	4,569,068	—	231,482	(2,972,817)	1,827,733
Class S
6/30/2022	18,537	—	—	(30,159)	(11,622)	273,739	—	—	(432,334)	(158,595)
12/31/2021	49,740	—	2,906	(47,375)	5,271	771,813	—	46,644	(751,172)	67,285
Class S2
6/30/2022	38,826	—	—	(16,400)	22,426	598,491	—	—	(248,878)	349,613
12/31/2021	19,489	—	689	(80,107)	(59,929)	293,503	—	10,846	(1,193,442)	(889,093)
Solution Balanced
Class ADV
6/30/2022	64,230	—	—	(17,895)	46,335	656,085	—	—	(181,171)	474,914
12/31/2021	113,708	—	13,943	(146,888)	(19,237)	1,242,911	—	155,467	(1,579,480)	(181,102)
46

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution Balanced (continued)
Class I
6/30/2022	46,914	—	—	(23,330)	23,584	505,817	—	—	(248,094)	257,723
12/31/2021	41,710	—	5,702	(29,023)	18,389	479,551	—	66,254	(326,375)	219,430
Class R6
6/30/2022	130,235	—	—	(130,264)	(29)	1,400,287	—	—	(1,448,838)	(48,551)
12/31/2021	326,721	—	38,898	(419,515)	(53,896)	3,710,784	—	451,989	(4,762,062)	(599,289)
Class S
6/30/2022	81,556	—	—	(268,078)	(186,522)	865,411	—	—	(2,944,105)	(2,078,694)
12/31/2021	319,745	—	37,686	(186,138)	171,293	3,573,955	—	425,470	(2,110,009)	1,889,416
Class S2
6/30/2022	12,250	—	—	(40,292)	(28,042)	127,759	—	—	(438,278)	(310,519)
12/31/2021	17,837	—	1,858	(42,238)	(22,543)	198,924	—	20,938	(459,963)	(240,101)
Solution Conservative
Class ADV
6/30/2022	90,362	—	—	(87,207)	3,155	1,020,808	—	—	(989,131)	31,677
12/31/2021	53,123	—	12,311	(123,198)	(57,764)	634,400	—	146,010	(1,468,478)	(688,068)
Class I
6/30/2022	2,144	—	—	(68,159)	(66,015)	24,510	—	—	(783,596)	(759,086)
12/31/2021	95,445	—	1,577	(41,279)	55,743	1,158,541	—	18,829	(509,029)	668,341
Class R6
6/30/2022	108,275	—	—	(102,239)	6,036	1,220,882	—	—	(1,172,020)	48,862
12/31/2021	221,357	—	32,261	(110,457)	143,161	2,685,988	—	385,202	(1,330,478)	1,740,712
Class S
6/30/2022	16,579	—	—	(15,693)	886	186,336	—	—	(179,433)	6,903
12/31/2021	51,005	—	8,305	(62,536)	(3,226)	616,065	—	98,834	(747,010)	(32,111)
Class S2
6/30/2022	13,195	—	—	(10,733)	2,462	143,003	—	—	(123,496)	19,507
12/31/2021	21,088	—	4,528	(43,807)	(18,191)	248,907	—	53,159	(519,487)	(217,421)
Solution Income
Class ADV
6/30/2022	132,475	—	—	(1,121,480)	(989,005)	1,579,945	—	—	(13,121,606)	(11,541,661)
12/31/2021	675,984	—	735,821	(1,846,022)	(434,217)	8,686,612	—	9,308,131	(23,814,304)	(5,819,561)
Class I
6/30/2022	98,832	—	—	(388,811)	(289,979)	1,220,354	—	—	(4,753,819)	(3,533,465)
12/31/2021	487,391	—	208,364	(1,169,532)	(473,777)	6,476,050	—	2,702,478	(15,589,002)	(6,410,474)
Class S
6/30/2022	227,937	—	—	(470,763)	(242,826)	2,734,268	—	—	(5,684,103)	(2,949,835)
12/31/2021	401,543	—	504,948	(1,771,685)	(865,194)	5,303,129	—	6,498,676	(23,267,459)	(11,465,654)
Class S2
6/30/2022	15,725	—	—	(105,431)	(89,706)	186,768	—	—	(1,221,992)	(1,035,224)
12/31/2021	117,603	—	31,933	(112,576)	36,960	1,529,126	—	399,483	(1,445,471)	483,138
Class T
6/30/2022	139	—	—	(26)	113	1,787	—	—	(334)	1,453
12/31/2021	538	—	422	(3,174)	(2,214)	7,468	—	5,816	(44,676)	(31,392)
Solution Moderately Aggressive
Class ADV
6/30/2022	120,812	—	—	(71,603)	49,209	1,625,899	—	—	(974,340)	651,559
12/31/2021	219,131	—	24,650	(350,681)	(106,900)	3,085,826	—	356,936	(4,997,545)	(1,554,783)
Class I
6/30/2022	32,344	—	—	(33,377)	(1,033)	445,135	—	—	(465,775)	(20,640)
12/31/2021	34,732	—	6,360	(64,880)	(23,788)	504,927	—	94,189	(959,559)	(360,443)
Class R6
6/30/2022	225,723	—	—	(72,829)	152,894	3,117,900	—	—	(1,003,336)	2,114,564
12/31/2021	417,375	—	32,826	(273,853)	176,348	6,100,490	—	485,492	(3,888,342)	2,697,640
Class S
6/30/2022	77,270	—	—	(2,654,848)	(2,577,578)	989,715	—	—	(36,548,560)	(35,558,845)
12/31/2021	75,126	—	615,931	(5,635,898)	(4,944,841)	1,061,875	—	9,011,067	(80,914,364)	(70,841,422)
Class S2
6/30/2022	13,413	—	—	(48,048)	(34,635)	182,269	—	—	(666,504)	(484,235)
12/31/2021	41,980	—	1,922	(18,980)	24,922	580,816	—	28,117	(263,764)	345,169
Solution Moderately Conservative
Class ADV
6/30/2022	61,574	—	—	(24,334)	37,240	643,458	—	—	(265,303)	378,155
12/31/2021	53,984	—	10,895	(152,616)	(87,737)	603,076	—	122,461	(1,716,450)	(990,913)
Class I
6/30/2022	3,397	—	—	(16,423)	(13,026)	38,257	—	—	(186,793)	(148,536)
12/31/2021	27,936	—	108	(677)	27,367	331,441	—	1,270	(7,730)	324,981
Class R6
6/30/2022	290,390	—	—	(191,496)	98,894	3,218,496	—	—	(2,040,613)	1,177,883
12/31/2021	252,719	—	22,090	(230,125)	44,684	2,954,723	—	259,334	(2,694,834)	519,223
47

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution Moderately Conservative (continued)
Class S
6/30/2022	56,134	—	—	(212,233)	(156,099)	608,263	—	—	(2,281,186)	(1,672,923)
12/31/2021	141,640	—	42,047	(194,521)	(10,834)	1,614,812	—	481,441	(2,206,455)	(110,202)
Class S2
6/30/2022	9,442	—	—	(29,486)	(20,044)	99,126	—	—	(321,149)	(222,023)
12/31/2021	30,748	—	9,919	(102,412)	(61,745)	338,573	—	111,682	(1,148,863)	(698,608)
Solution 2025
Class ADV
6/30/2022	565,808	—	—	(1,887,254)	(1,321,446)	6,483,641	—	—	(21,270,080)	(14,786,439)
12/31/2021	1,196,751	—	1,404,900	(4,098,268)	(1,496,617)	14,923,433	—	17,210,023	(51,142,877)	(19,009,421)
Class I
6/30/2022	250,459	—	—	(456,624)	(206,165)	2,964,931	—	—	(5,437,613)	(2,472,682)
12/31/2021	720,869	—	368,787	(2,292,768)	(1,203,112)	9,297,777	—	4,665,157	(29,932,125)	(15,969,191)
Class S
6/30/2022	456,159	—	—	(1,454,413)	(998,254)	5,279,032	—	—	(16,731,552)	(11,452,520)
12/31/2021	1,636,001	—	1,797,330	(3,746,456)	(313,125)	20,835,014	—	22,412,706	(47,528,117)	(4,280,397)
Class S2
6/30/2022	34,499	—	—	(177,502)	(143,003)	384,185	—	—	(1,982,250)	(1,598,065)
12/31/2021	191,987	—	70,522	(120,329)	142,180	2,408,557	—	851,206	(1,476,600)	1,783,163
Class T
6/30/2022	61	—	—	(372)	(311)	764	—	—	(4,541)	(3,777)
12/31/2021	6,239	—	1,780	(13,338)	(5,319)	81,702	—	23,232	(179,193)	(74,259)
Solution 2030
Class ADV
6/30/2022	221,874	—	—	(144,222)	77,652	3,581,762	—	—	(2,353,032)	1,228,730
12/31/2021	357,147	—	33,523	(329,507)	61,163	6,220,950	—	591,672	(5,803,659)	1,008,963
Class I
6/30/2022	75,767	—	—	(23,851)	51,916	1,271,995	—	—	(397,571)	874,424
12/31/2021	166,972	—	19,272	(342,047)	(155,803)	3,003,862	—	351,715	(6,190,361)	(2,834,784)
Class S
6/30/2022	187,049	—	—	(127,504)	59,545	3,197,080	—	—	(2,113,210)	1,083,870
12/31/2021	226,647	—	27,908	(321,691)	(67,136)	4,063,787	—	505,140	(5,813,976)	(1,245,049)
Class S2
6/30/2022	10,692	—	—	(57,684)	(46,992)	178,778	—	—	(959,830)	(781,052)
12/31/2021	51,020	—	1,901	(3,850)	49,071	909,309	—	33,902	(68,713)	874,498
Class T
6/30/2022	203	—	—	(25)	178	3,382	—	—	(399)	2,983
12/31/2021	454	—	63	(173)	344	7,882	—	1,109	(3,017)	5,974
Solution 2035
Class ADV
6/30/2022	365,961	—	—	(1,310,341)	(944,380)	4,365,194	—	—	(15,487,963)	(11,122,769)
12/31/2021	887,309	—	1,048,377	(3,174,158)	(1,238,472)	11,453,592	—	13,377,292	(40,852,909)	(16,022,025)
Class I
6/30/2022	274,577	—	—	(239,588)	34,989	3,354,465	—	—	(2,962,937)	391,528
12/31/2021	946,521	—	350,560	(2,924,583)	(1,627,502)	12,559,297	—	4,627,389	(39,239,255)	(22,052,569)
Class S
6/30/2022	717,079	—	—	(931,720)	(214,641)	8,632,892	—	—	(11,345,428)	(2,712,536)
12/31/2021	1,592,622	—	1,712,038	(3,025,225)	279,435	20,942,710	—	22,256,496	(39,775,963)	3,423,243
Class S2
6/30/2022	41,866	—	—	(227,386)	(185,520)	483,175	—	—	(2,565,847)	(2,082,672)
12/31/2021	189,683	—	69,584	(166,075)	93,192	2,413,853	—	862,848	(2,071,180)	1,205,521
Class T
6/30/2022	—	—	—	(181)	(181)	—	—	—	(2,061)	(2,061)
12/31/2021	471	—	85	(39,752)	(39,196)	6,415	—	1,154	(548,057)	(540,488)
Solution 2040
Class ADV
6/30/2022	128,330	—	—	(188,206)	(59,876)	2,246,622	—	—	(3,452,281)	(1,205,659)
12/31/2021	230,749	—	20,996	(275,542)	(23,797)	4,373,331	—	401,451	(5,211,010)	(436,228)
Class I
6/30/2022	153,383	—	—	(55,213)	98,170	2,944,490	—	—	(1,028,679)	1,915,811
12/31/2021	176,548	—	14,090	(397,118)	(206,480)	3,394,552	—	278,849	(7,701,423)	(4,028,022)
Class S
6/30/2022	99,941	—	—	(36,404)	63,537	1,818,905	—	—	(646,287)	1,172,618
12/31/2021	220,498	—	16,766	(164,535)	72,729	4,278,546	—	328,275	(3,177,367)	1,429,454
Class S2
6/30/2022	22,233	—	—	(28,894)	(6,661)	376,170	—	—	(513,621)	(137,451)
12/31/2021	38,077	—	2,447	(6,354)	34,170	727,754	—	46,978	(118,433)	656,299
Class T
6/30/2022	—	—	—	(3)	(3)	—	—	—	(55)	(55)
12/31/2021	133	—	8	(2,292)	(2,151)	2,460	—	145	(42,777)	(40,172)
48

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2045
Class ADV
6/30/2022	370,567	—	—	(1,028,813)	(658,246)	4,407,978	—	—	(11,951,136)	(7,543,158)
12/31/2021	845,600	—	1,127,891	(2,239,730)	(266,239)	11,083,381	—	14,358,057	(29,328,049)	(3,886,611)
Class I
6/30/2022	285,259	—	—	(183,763)	101,496	3,509,651	—	—	(2,261,724)	1,247,927
12/31/2021	682,994	—	422,781	(2,789,732)	(1,683,957)	9,295,851	—	5,597,625	(38,154,366)	(23,260,890)
Class S
6/30/2022	840,315	—	—	(412,200)	428,115	10,221,476	—	—	(5,061,198)	5,160,278
12/31/2021	1,083,001	—	1,951,062	(1,797,621)	1,236,442	14,374,392	—	25,285,757	(23,822,326)	15,837,823
Class S2
6/30/2022	41,665	—	—	(328,749)	(287,084)	492,883	—	—	(3,835,032)	(3,342,149)
12/31/2021	331,093	—	78,997	(128,843)	281,247	4,394,706	—	990,625	(1,648,553)	3,736,778
Class T
6/30/2022	152	—	—	(415)	(263)	1,948	—	—	(4,655)	(2,707)
12/31/2021	781	—	1,065	(878)	968	10,672	—	14,354	(11,995)	13,031
Solution 2050
Class ADV
6/30/2022	67,405	—	—	(78,447)	(11,042)	1,224,679	—	—	(1,464,849)	(240,170)
12/31/2021	163,733	—	20,535	(291,113)	(106,845)	3,218,451	—	407,828	(5,729,756)	(2,103,477)
Class I
6/30/2022	75,456	—	—	(40,324)	35,132	1,427,205	—	—	(761,300)	665,905
12/31/2021	144,521	—	14,182	(313,274)	(154,571)	2,933,406	—	292,715	(6,314,663)	(3,088,542)
Class S
6/30/2022	98,698	—	—	(34,630)	64,068	1,831,115	—	—	(650,743)	1,180,372
12/31/2021	115,952	—	13,083	(117,677)	11,358	2,337,815	—	266,356	(2,365,351)	238,820
Class S2
6/30/2022	7,371	—	—	(23,647)	(16,276)	137,557	—	—	(439,728)	(302,171)
12/31/2021	34,601	—	1,412	(10,295)	25,718	691,669	—	28,288	(204,476)	515,481
Class T
6/30/2022	—	—	—	(3)	(3)	—	—	—	(53)	(53)
12/31/2021	—	—	8	(29)	(21)	—	—	157	(573)	(416)
Solution 2055
Class ADV
6/30/2022	211,457	—	—	(375,056)	(163,599)	2,861,092	—	—	(5,188,792)	(2,327,700)
12/31/2021	441,406	—	556,051	(800,323)	197,134	6,939,080	—	8,173,952	(12,437,823)	2,675,209
Class I
6/30/2022	193,947	—	—	(97,818)	96,129	2,709,497	—	—	(1,383,705)	1,325,792
12/31/2021	359,722	—	230,385	(1,061,900)	(471,793)	5,805,593	—	3,511,066	(17,214,017)	(7,897,358)
Class S
6/30/2022	348,158	—	—	(94,779)	253,379	4,723,026	—	—	(1,337,072)	3,385,954
12/31/2021	635,802	—	792,083	(656,547)	771,338	10,071,477	—	11,778,272	(10,166,962)	11,682,787
Class S2
6/30/2022	45,153	—	—	(167,397)	(122,244)	628,122	—	—	(2,293,461)	(1,665,339)
12/31/2021	138,026	—	47,488	(33,529)	151,985	2,245,802	—	701,880	(522,613)	2,425,069
Class T
6/30/2022	—	—	—	(13)	(13)	—	—	—	(187)	(187)
12/31/2021	105	—	186	(756)	(465)	1,630	—	2,823	(12,573)	(8,120)
Solution 2060
Class ADV
6/30/2022	98,256	—	—	(60,409)	37,847	1,309,312	—	—	(820,637)	488,675
12/31/2021	192,852	—	19,178	(196,910)	15,120	2,782,491	—	278,652	(2,835,213)	225,930
Class I
6/30/2022	85,908	—	—	(29,556)	56,352	1,157,439	—	—	(414,917)	742,522
12/31/2021	160,272	—	13,432	(329,261)	(155,557)	2,340,656	—	199,058	(4,758,971)	(2,219,257)
Class S
6/30/2022	91,868	—	—	(41,265)	50,603	1,207,876	—	—	(566,553)	641,323
12/31/2021	193,794	—	15,877	(184,676)	24,995	2,767,125	—	231,483	(2,629,097)	369,511
Class S2
6/30/2022	15,654	—	—	(42,221)	(26,567)	211,016	—	—	(568,715)	(357,699)
12/31/2021	52,152	—	2,231	(7,578)	46,805	757,943	—	32,424	(108,984)	681,383
Class T
6/30/2022	—	—	—	—	—	—	—	—	—	—
12/31/2021	—	—	9	(29)	(20)	—	—	138	(413)	(275)
Solution 2065
Class ADV
6/30/2022	63,382	—	—	(16,627)	46,755	680,102	—	—	(182,441)	497,661
12/31/2021	50,556	—	15,228	(20,839)	44,945	647,774	—	182,982	(262,122)	568,634
Class I
6/30/2022	55,842	—	—	(4,396)	51,446	599,547	—	—	(47,050)	552,497
12/31/2021	44,094	—	16,672	(9,783)	50,983	568,820	—	200,792	(127,336)	642,276
49

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2065 (continued)
Class S
6/30/2022	98,158	—	—	(12,752)	85,406	1,041,205	—	—	(135,596)	905,609
12/31/2021	110,904	—	23,596	(13,688)	120,812	1,424,530	—	283,529	(171,152)	1,536,907
Class S2
6/30/2022	10,032	—	—	(7,413)	2,619	110,664	—	—	(79,833)	30,831
12/31/2021	6,571	—	1,107	(394)	7,284	84,190	—	13,310	(5,017)	92,483
Class T
6/30/2022	—	—	—	—	—	—	—	—	—	—
12/31/2021	—	—	39	—	39	—	—	472	—	472
NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, straddle loss deferrals and wash sale deferrals.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2021		Year Ended December 31, 2020
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Solution Aggressive	$330,883	$—	$394,195	$1,365,142
Solution Balanced	1,120,118	—	1,564,710	2,131,869
Solution Conservative	628,379	73,655	535,080	187,887
Solution Income	12,324,645	6,590,155	7,420,988	560,950
Solution Moderately Aggressive	9,975,801	—	10,679,656	39,481,314
Solution Moderately Conservative	976,188	—	1,031,400	854,887
Solution 2025	28,643,871	16,518,453	17,407,400	30,899,313
Solution 2030	1,454,818	28,849	926,283	1,719,132
Solution 2035	28,980,536	12,144,643	15,624,659	53,485,966
Solution 2040	904,629	151,200	691,140	1,723,766
Solution 2045	26,216,481	20,029,937	10,941,963	40,042,161
Solution 2050	597,936	397,553	528,816	1,510,883
Solution 2055	11,699,237	12,468,755	3,516,199	13,121,200
Solution 2060	368,140	373,615	302,676	817,260
Solution 2065	399,683	281,402	41,291	10,586
The tax-basis components of distributable earnings as of December 31, 2021 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Other	Total Distributable Earnings/(Loss)
Solution Aggressive	$1,706,591	$3,537,803	$2,768,040	$(193)	$8,012,241
Solution Balanced	3,421,524	5,025,986	5,150,582	(930)	13,597,162
Solution Conservative	983,372	753,987	136,181	(292)	1,873,248
Solution Income	14,497,060	18,204,098	11,004,341	(12,715)	43,692,784
Solution Moderately Aggressive	24,090,454	61,576,573	75,364,925	(621,150)	160,410,802
Solution Moderately Conservative	2,767,123	2,754,009	1,725,646	(664)	7,246,114
Solution 2025	35,123,143	60,566,542	32,251,509	(20,553)	127,920,641
Solution 2030	3,472,781	6,208,073	2,335,514	(430)	12,015,938
Solution 2035	37,717,252	76,387,702	59,309,916	(20,467)	173,394,403
Solution 2040	2,936,429	5,606,359	2,222,451	(337)	10,764,902
50

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Other	Total Distributable Earnings/(Loss)
Solution 2045	32,693,408	63,506,716	49,828,268	(14,284)	146,014,108
Solution 2050	2,442,525	5,049,415	2,301,404	(270)	9,793,074
Solution 2055	12,597,977	20,972,628	13,096,778	(2,936)	46,664,447
Solution 2060	1,895,775	3,616,568	1,344,208	(152)	6,856,399
Solution 2065	—	169,120	131,409	(7)	300,522
At December 31, 2021, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2022, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.
NOTE 12 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2021 through December 31, 2021, the Program supported the Portfolios’ ability to honor redemption

51

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 12 — LIQUIDITY (continued)

requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 13 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.

NOTE 14 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2022, the Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution Aggressive
Class ADV	$0.3209	$0.4038	$1.6159	August 4, 2022	August 2, 2022
Class I	$0.3934	$0.4038	$1.6159	August 4, 2022	August 2, 2022
Class R6	$0.3933	$0.4038	$1.6159	August 4, 2022	August 2, 2022
Class S	$0.3514	$0.4038	$1.6159	August 4, 2022	August 2, 2022
Class S2	$0.3388	$0.4038	$1.6159	August 4, 2022	August 2, 2022
Solution Balanced
Class ADV	$0.3457	$0.2553	$0.9272	August 4, 2022	August 2, 2022
Class I	$0.3965	$0.2553	$0.9272	August 4, 2022	August 2, 2022
Class R6	$0.3972	$0.2553	$0.9272	August 4, 2022	August 2, 2022
Class S	$0.3662	$0.2553	$0.9272	August 4, 2022	August 2, 2022
Class S2	$0.3398	$0.2553	$0.9272	August 4, 2022	August 2, 2022
Solution Conservative
Class ADV	$0.3486	$0.3046	$0.5292	August 4, 2022	August 2, 2022
Class I	$0.4046	$0.3046	$0.5292	August 4, 2022	August 2, 2022
Class R6	$0.4070	$0.3046	$0.5292	August 4, 2022	August 2, 2022
Class S	$0.3746	$0.3046	$0.5292	August 4, 2022	August 2, 2022
Class S2	$0.3581	$0.3046	$0.5292	August 4, 2022	August 2, 2022
Solution Income
Class ADV	$0.4256	$0.2697	$0.9007	August 4, 2022	August 2, 2022
Class I	$0.4975	$0.2697	$0.9007	August 4, 2022	August 2, 2022
Class S	$0.4613	$0.2697	$0.9007	August 4, 2022	August 2, 2022
Class S2	$0.4232	$0.2697	$0.9007	August 4, 2022	August 2, 2022
Class T	$0.3965	$0.2697	$0.9007	August 4, 2022	August 2, 2022
52

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 14 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution Moderately Aggressive
Class ADV	$0.4128	$0.1820	$1.5996	August 4, 2022	August 2, 2022
Class I	$0.4842	$0.1820	$1.5996	August 4, 2022	August 2, 2022
Class R6	$0.4851	$0.1820	$1.5996	August 4, 2022	August 2, 2022
Class S	$0.4426	$0.1820	$1.5996	August 4, 2022	August 2, 2022
Class S2	$0.4054	$0.1820	$1.5996	August 4, 2022	August 2, 2022
Solution Moderately Conservative
Class ADV	$0.3732	$0.3577	$0.7555	August 4, 2022	August 2, 2022
Class I	$0.4306	$0.3577	$0.7555	August 4, 2022	August 2, 2022
Class R6	$0.4307	$0.3577	$0.7555	August 4, 2022	August 2, 2022
Class S	$0.4002	$0.3577	$0.7555	August 4, 2022	August 2, 2022
Class S2	$0.3784	$0.3577	$0.7555	August 4, 2022	August 2, 2022
Solution 2025
Class ADV	$0.4356	$0.3047	$1.3207	August 4, 2022	August 2, 2022
Class I	$0.5050	$0.3047	$1.3207	August 4, 2022	August 2, 2022
Class S	$0.4720	$0.3047	$1.3207	August 4, 2022	August 2, 2022
Class S2	$0.4508	$0.3047	$1.3207	August 4, 2022	August 2, 2022
Class T	$0.4057	$0.3047	$1.3207	August 4, 2022	August 2, 2022
Solution 2030
Class ADV	$0.6098	$0.4435	$1.9423	August 4, 2022	August 2, 2022
Class I	$0.6976	$0.4435	$1.9423	August 4, 2022	August 2, 2022
Class S	$0.6520	$0.4435	$1.9423	August 4, 2022	August 2, 2022
Class S2	$0.5883	$0.4435	$1.9423	August 4, 2022	August 2, 2022
Class T	$0.5900	$0.4435	$1.9423	August 4, 2022	August 2, 2022
Solution 2035
Class ADV	$0.4353	$0.2885	$1.5264	August 4, 2022	August 2, 2022
Class I	$0.5064	$0.2885	$1.5264	August 4, 2022	August 2, 2022
Class S	$0.4741	$0.2885	$1.5264	August 4, 2022	August 2, 2022
Class S2	$0.4492	$0.2885	$1.5264	August 4, 2022	August 2, 2022
Class T	$0.2797	$0.2885	$1.5264	August 4, 2022	August 2, 2022
Solution 2040
Class ADV	$0.5789	$0.6604	$2.4591	August 4, 2022	August 2, 2022
Class I	$0.6805	$0.6604	$2.4591	August 4, 2022	August 2, 2022
Class S	$0.6419	$0.6604	$2.4591	August 4, 2022	August 2, 2022
Class S2	$0.6153	$0.6604	$2.4591	August 4, 2022	August 2, 2022
Class T	$0.3976	$0.6604	$2.4591	August 4, 2022	August 2, 2022
Solution 2045
Class ADV	$0.4288	$0.3767	$1.6237	August 4, 2022	August 2, 2022
Class I	$0.4978	$0.3767	$1.6237	August 4, 2022	August 2, 2022
Class S	$0.4675	$0.3767	$1.6237	August 4, 2022	August 2, 2022
Class S2	$0.4290	$0.3767	$1.6237	August 4, 2022	August 2, 2022
Class T	$0.4024	$0.3767	$1.6237	August 4, 2022	August 2, 2022
Solution 2050
Class ADV	$0.6175	$0.6670	$2.7591	August 4, 2022	August 2, 2022
Class I	$0.7244	$0.6670	$2.7591	August 4, 2022	August 2, 2022
Class S	$0.6868	$0.6670	$2.7591	August 4, 2022	August 2, 2022
Class S2	$0.6225	$0.6670	$2.7591	August 4, 2022	August 2, 2022
Class T	$0.5832	$0.6670	$2.7591	August 4, 2022	August 2, 2022
Solution 2055
Class ADV	$0.4814	$0.5574	$1.7887	August 4, 2022	August 2, 2022
Class I	$0.5601	$0.5574	$1.7887	August 4, 2022	August 2, 2022
Class S	$0.5272	$0.5574	$1.7887	August 4, 2022	August 2, 2022
Class S2	$0.4808	$0.5574	$1.7887	August 4, 2022	August 2, 2022
Class T	$0.4396	$0.5574	$1.7887	August 4, 2022	August 2, 2022
53

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 14 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution 2060
Class ADV	$0.4418	$0.5232	$1.8944	August 4, 2022	August 2, 2022
Class I	$0.5072	$0.5232	$1.8944	August 4, 2022	August 2, 2022
Class S	$0.4782	$0.5232	$1.8944	August 4, 2022	August 2, 2022
Class S2	$0.4414	$0.5232	$1.8944	August 4, 2022	August 2, 2022
Class T	$0.3979	$0.5232	$1.8944	August 4, 2022	August 2, 2022
Solution 2065
Class ADV	$—	$—	$0.2483	August 4, 2022	August 2, 2022
Class I	$—	$—	$0.2483	August 4, 2022	August 2, 2022
Class S	$—	$—	$0.2483	August 4, 2022	August 2, 2022
Class S2	$—	$—	$0.2483	August 4, 2022	August 2, 2022
Class T	$—	$—	$0.2483	August 4, 2022	August 2, 2022
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.
54

PORTFOLIO OF INVESTMENTS
Voya Solution Aggressive Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.6%
10,839	iShares MSCI Japan ETF	$572,624	2.0
5,011	iShares Russell 2000 ETF	848,663	3.0
22,761	Vanguard Russell 1000 Growth ETF	1,280,990	4.5
4,925	Vanguard S&P 500 ETF	1,708,384	6.1
	Total Exchange-Traded Funds (Cost $5,292,880)	4,410,661	15.6
MUTUAL FUNDS: 84.4%
	Affiliated Investment Companies: 84.4%
572,576	Voya Government Money Market Portfolio - Class I	572,575	2.0
64,630	Voya Intermediate Bond Fund - Class R6	578,137	2.0
44,151	Voya Large Cap Value Portfolio - Class R6	566,019	2.0
94,829	Voya Multi-Manager Emerging Markets Equity Fund - Class I	846,824	3.0
229,441	Voya Multi-Manager International Equity Fund - Class I	1,970,902	7.0
208,335	Voya Multi-Manager International Factors Fund - Class I	1,689,597	6.0
175,060	Voya Multi-Manager Mid Cap Value Fund - Class I	1,551,028	5.5
45,938	Voya Short Term Bond Fund - Class R6	431,357	1.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
404,796	Voya U.S. Stock Index Portfolio - Class I	$7,075,825	25.0
97,720	VY® Columbia Contrarian Core Portfolio - Class I	1,843,979	6.5
64,342	VY® Invesco Comstock Portfolio - Class I	1,262,391	4.5
67,289	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,121,037	4.0
50,353	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,423,466	5.0
147,048	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,549,884	5.5
18,742	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,399,466	4.9
	Total Mutual Funds (Cost $27,671,645)	23,882,487	84.4
	Total Investments in Securities (Cost $32,964,525)	$28,293,148	100.0
	Assets in Excess of Other Liabilities	12,190	0.0
	Net Assets	$28,305,338	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,410,661	$—	$—	$4,410,661
Mutual Funds	23,882,487	—	—	23,882,487
Total Investments, at fair value	$28,293,148	$—	$—	$28,293,148

^
See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
55

PORTFOLIO OF INVESTMENTS
Voya Solution Aggressive Portfolio	as of June 30, 2022 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$—	$640,746	$(49,508)	$(13,101)	$578,137	$1,629	$(940)	$—
Voya Large Cap Value Portfolio - Class R6	—	701,532	(72,719)	(62,794)	566,019	—	(2,722)	—
Voya Government Money Market Portfolio - Class I	—	700,831	(128,256)	—	572,575	486	—	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	902,854	606,528	(599,957)	(62,601)	846,824	—	(219,959)	—
Voya Multi-Manager International Equity Fund - Class I	3,707,194	708,347	(1,896,817)	(547,822)	1,970,902	—	(295,009)	—
Voya Multi-Manager International Factors Fund - Class I	942,121	1,162,124	(108,620)	(306,028)	1,689,597	—	25,634	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,795,209	355,422	(278,364)	(321,239)	1,551,028	—	(35)	—
Voya Short Term Bond Fund - Class R6	—	1,085,579	(652,880)	(1,342)	431,357	1,282	(5,652)	—
Voya U.S. Stock Index Portfolio - Class I	7,235,150	2,634,566	(877,260)	(1,916,631)	7,075,825	—	251,815	—
VY® Columbia Contrarian Core Portfolio - Class I	2,421,072	424,020	(427,765)	(573,348)	1,843,979	—	152,281	—
VY® Invesco Comstock Portfolio - Class I	1,952,542	397,678	(629,097)	(458,732)	1,262,391	—	376,513	—
VY® JPMorgan Small Cap Core Equity Portfolio Class R6	1,296,039	415,827	(209,182)	(381,647)	1,121,037	—	79,839	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,591,887	284,615	(205,017)	(248,019)	1,423,466	—	11,684	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,689,862	555,930	(139,510)	(556,398)	1,549,884	—	(1,563)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,355,878	870,265	(889,711)	(936,966)	1,399,466	—	97,033	—
	$25,889,808	$11,544,010	$(7,164,663)	$(6,386,668)	$23,882,487	$3,397	$468,919	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $33,688,660.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(5,395,512)
Net Unrealized Depreciation	$(5,395,512)

See Accompanying Notes to Financial Statements
56

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.7%
9,220	iShares 20+ Year Treasury Bond ETF	$1,059,102	2.0
19,449	iShares MSCI Japan ETF	1,027,491	2.0
2,997	iShares Russell 2000 ETF	507,572	1.0
18,151	Vanguard Russell 1000 Growth ETF	1,021,538	2.0
5,524	Vanguard S&P 500 ETF	1,916,165	3.7
	Total Exchange-Traded Funds (Cost $6,501,166)	5,531,868	10.7
MUTUAL FUNDS: 89.3%
	Affiliated Investment Companies: 89.3%
1,037,166	Voya Government Money Market Portfolio - Class I	1,037,166	2.0
936,652	Voya Intermediate Bond Fund - Class R6	8,378,636	16.2
139,989	Voya Large Cap Value Portfolio - Class R6	1,794,653	3.5
101,076 (1)	Voya MidCap Opportunities Portfolio - Class R6	1,277,600	2.5
114,538	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,022,826	2.0
178,510	Voya Multi-Manager International Equity Fund - Class I	1,533,397	3.0
189,128	Voya Multi-Manager International Factors Fund - Class I	1,533,829	3.0
144,181	Voya Multi-Manager Mid Cap Value Fund - Class I	1,277,441	2.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
304,845	Voya Short Term Bond Fund - Class R6	$2,862,496	5.5
507,145	Voya U.S. Stock Index Portfolio - Class I	8,864,886	17.2
401,479	VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,207,504	8.1
95,323	VY® Columbia Contrarian Core Portfolio - Class I	1,798,753	3.5
90,680	VY® Invesco Comstock Portfolio - Class I	1,779,142	3.4
61,358	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,022,222	2.0
182,431	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5,157,329	10.0
34,208	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,554,281	4.9
	Total Mutual Funds (Cost $52,119,734)	46,102,161	89.3
	Total Investments in Securities (Cost $58,620,900)	$51,634,029	100.0
	Liabilities in Excess of Other Assets	(1,259)	—
	Net Assets	$51,632,770	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,531,868	$—	$—	$5,531,868
Mutual Funds	46,102,161	—	—	46,102,161
Total Investments, at fair value	$51,634,029	$—	$—	$51,634,029

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
57

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$5,144,876	$39,542	$(4,878,861)	$(305,557)	$—	$22,193	$163,222	$—
Voya Intermediate Bond Fund - Class R6	7,001,195	4,975,617	(2,629,293)	(968,883)	8,378,636	99,562	(188,783)	—
Voya Government Money Market Portfolio - Class I	—	1,202,922	(165,756)	—	1,037,166	856	—	—
Voya Large Cap Value Portfolio - Class R6	—	2,100,782	(105,494)	(200,635)	1,794,653	—	(3,213)	—
Voya MidCap Opportunities Portfolio - Class R6	1,514,295	406,878	(133,455)	(510,118)	1,277,600	—	21,738	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,213,652	231,153	(167,382)	(254,597)	1,022,826	—	(54,077)	—
Voya Multi-Manager International Equity Fund - Class I	3,123,731	417,316	(1,426,512)	(581,138)	1,533,397	—	(103,567)	—
Voya Multi-Manager International Factors Fund - Class I	1,905,827	157,152	(216,202)	(312,948)	1,533,829	—	(8,356)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,650,784	119,897	(213,992)	(279,248)	1,277,441	—	10,854	—
Voya Short Term Bond Fund - Class R6	1,269,161	3,013,778	(1,403,212)	(17,231)	2,862,496	10,351	(63,573)	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	2,311,685	97,090	(2,613,760)	204,985	—	11,926	(245,600)	—
Voya U.S. Stock Index Portfolio - Class I	9,399,043	2,593,206	(809,097)	(2,318,266)	8,864,886	—	278,362	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,438,792	1,349,961	(1,251,762)	(329,487)	4,207,504	—	8,449	—
VY® Columbia Contrarian Core Portfolio - Class I	2,287,438	184,086	(197,927)	(474,844)	1,798,753	—	73,815	—
VY® Invesco Comstock Portfolio - Class I	—	2,127,790	(160,236)	(188,412)	1,779,142	—	559	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,274,840	176,779	(176,041)	(253,356)	1,022,222	—	(19,284)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	6,445,109	286,900	(622,040)	(952,640)	5,157,329	—	82,472	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	4,410,894	1,135,192	(1,291,363)	(1,700,442)	2,554,281	—	199,819	—
	$53,391,322	$20,616,041	$(18,462,385)	$(9,442,817)	$46,102,161	$144,888	$152,837	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $59,204,413.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(7,570,384)
Net Unrealized Depreciation	$(7,570,384)

See Accompanying Notes to Financial Statements
58

PORTFOLIO OF INVESTMENTS
Voya Solution Conservative Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.5%
2,673	iShares 20+ Year Treasury Bond ETF	$307,048	2.0
5,638	iShares MSCI Japan ETF	297,856	2.0
5,354	Schwab U.S. TIPS ETF	298,753	2.0
5,262	Vanguard Russell 1000 Growth ETF	296,145	2.0
640	Vanguard S&P 500 ETF	222,003	1.5
	Total Exchange-Traded Funds (Cost $1,588,718)	1,421,805	9.5
MUTUAL FUNDS: 90.5%
	Affiliated Investment Companies: 90.5%
99,367	Voya Global Bond Fund - Class R6	754,196	5.0
111,602	Voya High Yield Bond Fund - Class R6	743,267	4.9
346,543	Voya Intermediate Bond Fund - Class R6	3,099,931	20.6
11,679 (1)	Voya MidCap Opportunities Portfolio - Class R6	147,629	1.0
36,362	Voya Multi-Manager International Factors Fund - Class I	294,897	2.0
16,662	Voya Multi-Manager Mid Cap Value Fund - Class I	147,623	1.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
376,145	Voya Short Term Bond Fund - Class R6	$3,532,004	23.5
75,809	Voya U.S. High Dividend Low Volatility Fund - Class R6	819,494	5.4
224,666	VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,354,504	15.7
52,697	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,489,756	9.9
2,958	VY® T. Rowe Price Growth Equity Portfolio - Class I	220,868	1.5
	Total Mutual Funds (Cost $15,100,539)	13,604,169	90.5
	Total Investments in Securities (Cost $16,689,257)	$15,025,974	100.0
	Assets in Excess of Other Liabilities	298	0.0
	Net Assets	$15,026,272	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,421,805	$—	$—	$1,421,805
Mutual Funds	13,604,169	—	—	13,604,169
Total Investments, at fair value	$15,025,974	$—	$—	$15,025,974

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
59

PORTFOLIO OF INVESTMENTS
Voya Solution Conservative Portfolio	as of June 30, 2022 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$874,620	$139,167	$(128,494)	$(131,097)	$754,196	$—	$(3,404)	$—
Voya High Yield Bond Fund - Class R6	2,319,172	179,780	(1,489,583)	(266,102)	743,267	30,665	54,543	—
Voya Intermediate Bond Fund - Class R6	3,267,297	1,626,534	(1,471,083)	(322,817)	3,099,931	39,987	(152,863)	—
Voya MidCap Opportunities Portfolio - Class R6	168,349	64,160	(35,824)	(49,056)	147,629	—	(5,337)	—
Voya Multi-Manager International Equity Fund - Class I	173,275	33,372	(225,964)	19,317	—	—	(49,024)	—
Voya Multi-Manager International Factors Fund - Class I	352,453	70,251	(72,286)	(55,521)	294,897	—	(5,015)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	182,839	26,606	(27,146)	(34,676)	147,623	—	4,430	—
Voya Short Term Bond Fund - Class R6	2,992,574	1,604,838	(940,660)	(124,748)	3,532,004	17,703	(23,896)	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	368,389	699,200	(195,153)	(52,942)	819,494	1,866	(21,475)	—
Voya U.S. Stock Index Portfolio - Class I	733,232	61,318	(758,045)	(36,505)	—	—	(21,184)	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,726,672	278,527	(461,644)	(189,051)	2,354,504	—	19,382	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,788,093	239,807	(266,648)	(271,496)	1,489,756	—	28,048	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	262,989	156,532	(119,861)	(78,792)	220,868	—	(28,643)	—
	$16,209,954	$5,180,092	$(6,192,391)	$(1,593,486)	$13,604,169	$90,221	$(204,438)	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $16,823,766.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(1,797,791)
Net Unrealized Depreciation	$(1,797,791)

See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.9%
40,339	iShares 20+ Year Treasury Bond ETF	$4,633,741	2.0
85,096	iShares MSCI Japan ETF	4,495,622	2.0
80,808	Schwab U.S. TIPS ETF	4,509,086	2.0
53,920	Vanguard Emerging Markets ETF	2,245,768	1.0
54,782	Vanguard FTSE Developed Markets ETF	2,235,105	1.0
79,418	Vanguard Russell 1000 Growth ETF	4,469,645	1.9
6,445	Vanguard S&P 500 ETF	2,235,642	1.0
	Total Exchange-Traded Funds (Cost $29,861,050)	24,824,609	10.9
MUTUAL FUNDS: 89.0%
	Affiliated Investment Companies: 89.0%
900,871	Voya Global Bond Fund - Class R6	6,837,615	3.0
674,536	Voya High Yield Bond Fund - Class R6	4,492,413	2.0
6,897,434	Voya Intermediate Bond Fund - Class R6	61,699,619	27.2
499,933	Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,464,406	2.0
519,084	Voya Multi-Manager International Equity Fund - Class I	4,458,933	2.0
1,374,817	Voya Multi-Manager International Factors Fund - Class I	11,149,763	4.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
251,751	Voya Multi-Manager Mid Cap Value Fund - Class I	$2,230,515	1.0
3,143,999	Voya Short Term Bond Fund - Class R6	29,522,152	13.0
937,373	Voya U.S. High Dividend Low Volatility Fund - Class R6	10,132,997	4.5
256,542	Voya U.S. Stock Index Portfolio - Class I	4,484,354	2.0
3,066,155	VY® BrandywineGLOBAL - Bond Portfolio - Class I	32,133,302	14.1
796,242	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	22,509,767	9.9
211,436	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2,228,537	1.0
74,580	VY® T. Rowe Price Growth Equity Portfolio - Class I	5,568,911	2.4
	Total Mutual Funds (Cost $224,019,308)	201,913,284	89.0
	Total Investments in Securities (Cost $253,880,358)	$226,737,893	99.9
	Assets in Excess of Other Liabilities	161,225	0.1
	Net Assets	$226,899,118	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$24,824,609	$—	$—	$24,824,609
Mutual Funds	201,913,284	—	—	201,913,284
Total Investments, at fair value	$226,737,893	$—	$—	$226,737,893
Other Financial Instruments+
Futures	22,768	—	—	22,768
Total Assets	$226,760,661	$—	$—	$226,760,661
Liabilities Table
Other Financial Instruments+
Futures	$(57,234)	$—	$—	$(57,234)
Total Liabilities	$(57,234)	$—	$—	$(57,234)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
61

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2022, the following futures contracts were outstanding for Voya Solution Income Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	6	09/16/22	$1,136,850	$(38,228)
U.S. Treasury 2-Year Note	16	09/30/22	3,360,250	14,105
			$4,497,100	$(24,123)
Short Contracts:
MSCI EAFE Index	(24)	09/16/22	(2,227,920)	(19,006)
MSCI Emerging Markets Index	(45)	09/16/22	(2,256,075)	8,663
			$(4,483,995)	$(10,343)
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$8,385,124	$394,479	$(678,013)	$(1,263,975)	$6,837,615	$—	$(35,712)	$—
Voya High Yield Bond Fund - Class R6	14,255,725	293,088	(8,236,362)	(1,820,038)	4,492,413	156,203	706,112	—
Voya Intermediate Bond Fund - Class R6	72,983,404	11,622,731	(14,391,338)	(8,515,178)	61,699,619	826,705	(1,446,963)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,415,735	873,019	(471,890)	(1,352,458)	4,464,406	—	(25,111)	—
Voya Multi-Manager International Equity Fund - Class I	5,536,354	799,351	(442,053)	(1,434,719)	4,458,933	—	15,972	—
Voya Multi-Manager International Factors Fund - Class I	14,074,329	627,353	(1,241,934)	(2,309,985)	11,149,763	—	(50,624)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	2,931,891	139,995	(423,675)	(417,696)	2,230,515	—	(57,303)	—
Voya Short Term Bond Fund - Class R6	28,230,724	8,691,335	(6,136,418)	(1,263,489)	29,522,152	173,977	(166,848)	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	6,435,103	5,978,713	(1,366,430)	(914,389)	10,132,997	36,016	(61,924)	—
Voya U.S. Stock Index Portfolio - Class I	11,478,806	1,145,671	(5,062,673)	(3,077,450)	4,484,354	—	1,422,302	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	39,351,812	209,112	(4,655,878)	(2,771,744)	32,133,302	—	276,340	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	28,571,446	887,599	(2,792,801)	(4,156,477)	22,509,767	—	312,156	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2,752,028	604,879	(388,236)	(740,134)	2,228,537	—	(99,103)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	6,841,156	2,478,989	(812,610)	(2,938,624)	5,568,911	—	150,840	—
	$247,243,637	$34,746,314	$(47,100,311)	$(32,976,356)	$201,913,284	$1,192,901	$940,134	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
62

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$8,663
Interest rate contracts	Variation margin receivable on futures contracts*	14,105
Total Asset Derivatives		$22,768
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$57,234
Total Liability Derivatives		$57,234

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(97,234)
Interest rate contracts	(43,999)
Total	$(141,233)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(48,571)
Interest rate contracts	14,105
Total	$(34,466)
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $257,278,603.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$22,768
Gross Unrealized Depreciation	(30,597,944)
Net Unrealized Depreciation	$(30,575,176)
See Accompanying Notes to Financial Statements
63

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.7%
84,927	iShares 20+ Year Treasury Bond ETF	$9,755,565	2.0
179,153	iShares MSCI Japan ETF	9,464,653	2.0
82,829	iShares Russell 2000 ETF	14,027,920	3.0
250,798	Vanguard Russell 1000 Growth ETF	14,114,911	3.0
78,016	Vanguard S&P 500 ETF	27,062,190	5.7
	Total Exchange-Traded Funds (Cost $86,434,380)	74,425,239	15.7
MUTUAL FUNDS: 84.1%
	Affiliated Investment Companies: 84.1%
3,772,362	Voya Intermediate Bond Fund - Class R6	33,744,912	7.1
1,287,592	Voya Large Cap Value Portfolio - Class R6	16,506,927	3.5
2,106,318	Voya Multi-Manager Emerging Markets Equity Fund - Class I	18,809,421	4.0
3,281,503	Voya Multi-Manager International Equity Fund - Class I	28,188,110	5.9
3,475,927	Voya Multi-Manager International Factors Fund - Class I	28,189,769	5.9
2,121,783	Voya Multi-Manager Mid Cap Value Fund - Class I	18,798,997	4.0
4,933,926	Voya U.S. Stock Index Portfolio - Class I	86,245,024	18.2
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,846,739	VY® BrandywineGLOBAL - Bond Portfolio - Class I	$19,353,826	4.1
1,503,136	VY® Columbia Contrarian Core Portfolio - Class I	28,364,182	6.0
1,072,346	VY® Invesco Comstock Portfolio - Class I	21,039,425	4.4
564,791	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	9,409,411	2.0
1,678,078	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	47,439,264	10.0
1,782,257	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	18,784,986	4.0
314,545	VY® T. Rowe Price Growth Equity Portfolio - Class I	23,487,081	5.0
	Total Mutual Funds (Cost $446,498,753)	398,361,335	84.1
	Total Investments in Securities (Cost $532,933,133)	$472,786,574	99.8
	Assets in Excess of Other Liabilities	1,023,590	0.2
	Net Assets	$473,810,164	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$74,425,239	$—	$—	$74,425,239
Mutual Funds	398,361,335	—	—	398,361,335
Total Investments, at fair value	$472,786,574	$—	$—	$472,786,574
Other Financial Instruments+
Futures	48,068	—	—	48,068
Total Assets	$472,834,642	$—	$—	$472,834,642
Liabilities Table
Other Financial Instruments+
Futures	$(158,096)	$—	$—	$(158,096)
Total Liabilities	$(158,096)	$—	$—	$(158,096)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
64

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2022 (Unaudited) (continued)

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2022, the following futures contracts were outstanding for Voya Solution Moderately Aggressive Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	39	09/19/22	$9,437,513	$(53,026)
U.S. Treasury 2-Year Note	34	09/30/22	7,140,531	29,972
			$16,578,044	$(23,054)
Short Contracts:
MSCI EAFE Index	(51)	09/16/22	(4,734,330)	(39,140)
MSCI Emerging Markets Index	(94)	09/16/22	(4,712,690)	18,096
S&P 500® E-Mini	(37)	09/16/22	(7,010,575)	(65,930)
			$(16,457,595)	$(86,974)
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$37,510,454	$154,030	$(34,820,351)	$(2,844,133)	$—	$151,592	$1,862,431	$—
Voya Intermediate Bond Fund - Class R6	24,748,449	30,780,001	(17,945,180)	(3,838,357)	33,744,913	426,942	(1,238,400)	—
Voya Large Cap Value Portfolio - Class R6	—	19,840,299	(1,449,009)	(1,884,364)	16,506,926	—	(48,982)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	17,728,371	8,222,779	(1,979,377)	(5,162,352)	18,809,421	—	(473,085)	—
Voya Multi-Manager International Equity Fund - Class I	54,586,096	2,497,422	(18,871,061)	(10,024,347)	28,188,110	—	(1,693,281)	—
Voya Multi-Manager International Factors Fund - Class I	18,520,991	16,274,094	(1,584,247)	(5,021,069)	28,189,769	—	91,944	—
Voya Multi-Manager Mid Cap Value Fund - Class I	25,677,014	588,615	(2,929,058)	(4,537,574)	18,798,997	—	425,105	—
Voya U.S. Stock Index Portfolio - Class I	109,570,210	8,894,286	(8,637,004)	(23,582,468)	86,245,024	—	2,196,287	—
VY® Brandywine Global - Bond Portfolio - Class I	12,327,745	10,048,327	(1,977,827)	(1,044,419)	19,353,826	—	(79,964)	—
VY® Columbia Contrarian Core Portfolio - Class I	38,124,725	917,166	(3,006,281)	(7,671,428)	28,364,182	—	1,084,120	—
VY® Invesco Comstock Portfolio - Class I	27,736,382	884,768	(3,479,580)	(4,102,145)	21,039,425	—	2,549,578	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	11,935,614	1,863,217	(1,426,374)	(2,963,046)	9,409,411	—	377,507	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	62,651,484	154,167	(6,321,375)	(9,045,012)	47,439,264	—	686,659	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	24,169,210	3,716,909	(1,626,366)	(7,474,767)	18,784,986	—	172,742	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	42,638,869	9,910,796	(12,756,789)	(16,305,795)	23,487,081	—	1,920,104	—
	$507,925,614	$114,746,876	$(118,809,879)	$(105,501,276)	$398,361,335	$578,534	$7,832,765	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
65

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2022 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$18,096
Interest rate contracts	Variation margin receivable on futures contracts*	29,972
Total Asset Derivatives		$48,068
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$105,070
Interest rate contracts	Variation margin payable on futures contracts*	53,026
Total Liability Derivatives		$158,096

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,372,649
Interest rate contracts	(91,910)
Total	$1,280,739
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(86,974)
Interest rate contracts	(23,054)
Total	$(110,028)
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $537,917,951.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,644,289
Gross Unrealized Depreciation	(66,885,694)
Net Unrealized Depreciation	$(65,241,405)
See Accompanying Notes to Financial Statements
66

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.1%
6,474	iShares 20+ Year Treasury Bond ETF	$743,668	2.1
13,657	iShares MSCI Japan ETF	721,499	2.0
6,484	Schwab U.S. TIPS ETF	361,807	1.0
12,745	Vanguard Russell 1000 Growth ETF	717,289	2.0
	Total Exchange-Traded Funds (Cost $2,972,912)	2,544,263	7.1
MUTUAL FUNDS: 93.0%
	Affiliated Investment Companies: 93.0%
191,266	Voya Global Bond Fund - Class R6	1,451,709	4.0
268,479	Voya High Yield Bond Fund - Class R6	1,788,071	5.0
771,922	Voya Intermediate Bond Fund - Class R6	6,905,071	19.2
28,095 (1)	Voya MidCap Opportunities Portfolio - Class R6	355,124	1.0
79,589	Voya Multi-Manager Emerging Markets Equity Fund - Class I	710,732	2.0
61,733	Voya Multi-Manager International Equity Fund - Class I	530,286	1.5
152,770	Voya Multi-Manager International Factors Fund - Class I	1,238,964	3.4
40,079	Voya Multi-Manager Mid Cap Value Fund - Class I	355,098	1.0
519,789	Voya Short Term Bond Fund - Class R6	4,880,820	13.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
165,824	Voya U.S. High Dividend Low Volatility Fund - Class R6	$1,792,562	5.0
173,544	Voya U.S. Stock Index Portfolio - Class I	3,033,542	8.4
418,529	VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,386,181	12.2
36,006	VY® Invesco Comstock Portfolio - Class I	706,429	2.0
42,579	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	709,361	2.0
126,773	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3,583,874	9.9
14,171	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,058,129	2.9
	Total Mutual Funds (Cost $38,005,348)	33,485,953	93.0
	Total Investments in Securities (Cost $40,978,260)	$36,030,216	100.1
	Liabilities in Excess of Other Assets	(19,239)	(0.1)
	Net Assets	$36,010,977	100.0

(1)
Non-income producing security.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,544,263	$—	$—	$2,544,263
Mutual Funds	33,485,953	—	—	33,485,953
Total Investments, at fair value	$36,030,216	$—	$—	$36,030,216

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
67

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2022 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$1,689,876	$206,021	$(184,839)	$(259,349)	$1,451,709	$—	$(13,313)	$—
Voya High Yield Bond Fund - Class R6	5,601,768	380,440	(3,505,143)	(688,994)	1,788,071	64,918	221,854	—
Voya Intermediate Bond Fund - Class R6	6,396,432	3,958,526	(2,651,571)	(798,316)	6,905,071	88,055	(236,123)	—
Voya MidCap Opportunities Portfolio - Class R6	609,791	152,795	(299,278)	(108,184)	355,124	—	(80,877)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	819,395	197,723	(140,799)	(165,587)	710,732	—	(50,274)	—
Voya Multi-Manager International Equity Fund - Class I	1,046,808	195,853	(533,979)	(178,396)	530,286	—	(62,983)	—
Voya Multi-Manager International Factors Fund - Class I	1,920,473	228,649	(555,595)	(354,563)	1,238,964	—	54,153	—
Voya Multi-Manager Mid Cap Value Fund - Class I	663,281	73,889	(295,187)	(86,885)	355,098	—	(5,401)	—
Voya Short Term Bond Fund - Class R6	2,125,722	3,502,744	(624,652)	(122,994)	4,880,820	18,369	(15,059)	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	1,333,437	1,032,652	(381,107)	(192,420)	1,792,562	7,381	17,124	—
Voya U.S. Stock Index Portfolio - Class I	4,422,535	1,403,009	(1,859,031)	(932,971)	3,033,542	—	146,289	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,672,981	1,219,705	(1,116,178)	(390,327)	4,386,181	—	52,342	—
VY® Invesco Comstock Portfolio - Class I	—	868,974	(88,878)	(73,667)	706,429	—	(1,228)	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	849,777	154,872	(126,076)	(169,212)	709,361	—	(19,141)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	4,318,527	437,580	(487,721)	(684,512)	3,583,874	—	83,964	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,691,503	591,050	(563,181)	(661,243)	1,058,129	—	58,510	—
	$38,162,306	$14,604,482	$(13,413,215)	$(5,867,620)	$33,485,953	$178,723	$149,837	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $41,283,868.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(5,253,652)
Net Unrealized Depreciation	$(5,253,652)
See Accompanying Notes to Financial Statements
68

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.5%
86,119	iShares 20+ Year Treasury Bond ETF	$9,892,490	2.0
181,668	iShares MSCI Japan ETF	9,597,520	2.0
172,514	Schwab U.S. TIPS ETF	9,626,281	2.0
115,112	Vanguard Emerging Markets ETF	4,794,415	1.0
116,953	Vanguard FTSE Developed Markets ETF	4,771,682	1.0
169,546	Vanguard Russell 1000 Growth ETF	9,542,049	2.0
34,396	Vanguard S&P 500 ETF	11,931,285	2.5
	Total Exchange-Traded Funds (Cost $69,782,024)	60,155,722	12.5
MUTUAL FUNDS: 87.4%
	Affiliated Investment Companies: 87.4%
1,924,209	Voya Global Bond Fund - Class R6	14,604,743	3.0
13,098,302	Voya Intermediate Bond Fund - Class R6	117,168,239	24.3
2,135,473	Voya Multi-Manager Emerging Markets Equity Fund - Class I	19,069,774	3.9
2,771,432	Voya Multi-Manager International Equity Fund - Class I	23,806,600	4.9
5,285,069	Voya Multi-Manager International Factors Fund - Class I	42,861,912	8.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
806,466	Voya Multi-Manager Mid Cap Value Fund - Class I	$7,145,292	1.5
2,224,494	Voya U.S. High Dividend Low Volatility Fund - Class R6	24,046,777	5.0
2,876,597	Voya U.S. Stock Index Portfolio - Class I	50,282,916	10.4
4,210,466	VY® BrandywineGLOBAL - Bond Portfolio - Class I	44,125,682	9.1
571,213	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	9,516,405	2.0
1,700,648	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	48,077,322	10.0
677,362	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	7,139,394	1.5
191,207	VY® T. Rowe Price Growth Equity Portfolio - Class I	14,277,439	2.9
	Total Mutual Funds (Cost $483,435,445)	422,122,495	87.4
	Total Investments in Securities (Cost $553,217,469)	$482,278,217	99.9
	Assets in Excess of Other Liabilities	489,994	0.1
	Net Assets	$482,768,211	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$60,155,722	$—	$—	$60,155,722
Mutual Funds	422,122,495	—	—	422,122,495
Total Investments, at fair value	$482,278,217	$—	$—	$482,278,217
Other Financial Instruments+
Futures	49,142	—	—	49,142
Total Assets	$482,327,359	$—	$—	$482,327,359
See Accompanying Notes to Financial Statements
69

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2022 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Liabilities Table
Other Financial Instruments+
Futures	$(122,759)	$—	$—	$(122,759)
Total Liabilities	$(122,759)	$—	$—	$(122,759)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2022, the following futures contracts were outstanding for Voya Solution 2025 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	13	09/16/22	$2,463,175	$(82,828)
U.S. Treasury 2-Year Note	35	09/30/22	7,350,547	30,853
			$9,813,722	$(51,975)
Short Contracts:
MSCI EAFE Index	(52)	09/16/22	(4,827,160)	(39,931)
MSCI Emerging Markets Index	(95)	09/16/22	(4,762,825)	18,289
			$(9,589,985)	$(21,642)
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$18,139,252	$653,736	$(1,548,185)	$(2,640,060)	$14,604,743	$—	$(170,541)	$—
Voya High Yield Bond Fund - Class R6	30,835,364	129,047	(29,418,976)	(1,545,435)	—	125,415	752,693	—
Voya Intermediate Bond Fund - Class R6	128,175,110	34,150,281	(29,889,110)	(15,268,042)	117,168,239	1,567,424	(3,380,363)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	23,440,922	3,167,954	(1,728,580)	(5,810,522)	19,069,774	—	(141,221)	—
Voya Multi-Manager International Equity Fund - Class I	29,947,377	3,472,633	(1,841,162)	(7,772,248)	23,806,600	—	103,365	—
Voya Multi-Manager International Factors Fund - Class I	54,811,137	1,713,874	(4,648,002)	(9,015,097)	42,861,912	—	(172,240)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	9,492,954	390,025	(895,541)	(1,842,146)	7,145,292	—	303,396	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	28,326,919	2,456,411	(4,314,097)	(2,422,456)	24,046,777	157,787	(129,785)	—
Voya U.S. Stock Index Portfolio - Class I	59,785,292	8,367,097	(4,319,755)	(13,549,718)	50,282,916	—	1,292,697	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	60,808,246	5,223,208	(18,134,397)	(3,771,375)	44,125,682	—	146,909	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	12,179,759	1,048,583	(1,270,618)	(2,441,319)	9,516,405	—	(179,317)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	61,804,860	772,204	(5,330,410)	(9,169,332)	48,077,322	—	853,337	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	8,947,441	1,710,187	(725,515)	(2,792,719)	7,139,394	—	64,828	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	30,033,341	7,071,377	(11,790,954)	(11,036,325)	14,277,439	—	1,519,062	—
	$556,727,974	$70,326,617	$(115,855,302)	$(89,076,794)	$422,122,495	$1,850,626	$862,820	$—
See Accompanying Notes to Financial Statements
70

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2022 (Unaudited) (continued)

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$18,289
Interest rate contracts	Variation margin receivable on futures contracts*	30,853
Total Asset Derivatives		$49,142
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$122,759
Total Liability Derivatives		$122,759

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(195,579)
Interest rate contracts	(94,891)
Total	$(290,470)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(104,470)
Interest rate contracts	30,853
Total	$(73,617)
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $560,521,734.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$49,142
Gross Unrealized Depreciation	(78,366,275)
Net Unrealized Depreciation	$(78,317,133)
See Accompanying Notes to Financial Statements
71

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.8%
8,797	iShares 20+ Year Treasury Bond ETF	$1,010,511	2.1
18,558	iShares MSCI Japan ETF	980,419	2.0
8,811	Schwab U.S. TIPS ETF	491,654	1.0
11,947	Vanguard FTSE Developed Markets ETF	487,438	1.0
17,320	Vanguard Russell 1000 Growth ETF	974,770	2.0
1,054	Vanguard S&P 500 ETF	365,611	0.7
	Total Exchange-Traded Funds (Cost $5,029,258)	4,310,403	8.8
MUTUAL FUNDS: 91.3%
	Affiliated Investment Companies: 91.3%
1,060,704	Voya Intermediate Bond Fund - Class R6	9,488,317	19.3
218,420	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,950,487	3.9
396,938	Voya Multi-Manager International Equity Fund - Class I	3,409,694	6.9
600,769	Voya Multi-Manager International Factors Fund - Class I	4,872,235	9.9
109,979	Voya Multi-Manager Mid Cap Value Fund - Class I	974,412	2.0
79,338	Voya Short Term Bond Fund - Class R6	744,987	1.5
136,515	Voya U.S. High Dividend Low Volatility Fund - Class R6	1,475,730	3.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
371,247	Voya U.S. Stock Index Portfolio - Class I	$6,489,392	13.2
382,822	VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,011,979	8.1
90,890	VY® Columbia Contrarian Core Portfolio - Class I	1,715,092	3.5
49,406	VY® Invesco Comstock Portfolio - Class I	969,350	2.0
87,635	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,459,996	3.0
173,947	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	4,917,484	10.0
92,376	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	973,638	2.0
19,574	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,461,611	3.0
	Total Mutual Funds (Cost $52,132,612)	44,914,404	91.3
	Total Investments in Securities (Cost $57,161,870)	$49,224,807	100.1
	Liabilities in Excess of Other Assets	(51,314)	(0.1)
	Net Assets	$49,173,493	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,310,403	$—	$—	$4,310,403
Mutual Funds	44,914,404	—	—	44,914,404
Total Investments, at fair value	$49,224,807	$—	$—	$49,224,807

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
72

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio	as of June 30, 2022 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$2,866,184	$66,857	$(2,819,325)	$(113,715)	$—	$11,741	$39,608	$—
Voya Intermediate Bond Fund - Class R6	7,381,994	5,487,769	(2,386,551)	(994,895)	9,488,317	114,804	(313,419)	—
Voya Large-Cap Growth Fund - Class R6	—	—	—	—	—	—	—	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,177,620	562,290	(204,477)	(584,946)	1,950,487	—	4,262	—
Voya Multi-Manager International Equity Fund - Class I	4,450,745	990,585	(937,932)	(1,093,704)	3,409,694	—	(46,861)	—
Voya Multi-Manager International Factors Fund - Class I	5,652,916	824,373	(622,774)	(982,280)	4,872,235	—	(22,353)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,177,318	171,306	(127,403)	(246,809)	974,412	—	45,738	—
Voya Short Term Bond Fund - Class R6	—	1,832,981	(1,085,650)	(2,344)	744,987	2,182	(9,533)	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	1,714,944	340,426	(492,453)	(87,187)	1,475,730	10,486	(63,577)	—
Voya U.S. Stock Index Portfolio - Class I	6,571,040	2,325,197	(802,308)	(1,604,537)	6,489,392	—	254,608	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5,090,169	1,076,884	(1,880,092)	(274,982)	4,011,979	—	(29,704)	—
VY® Columbia Contrarian Core Portfolio - Class I	2,039,760	321,420	(200,180)	(445,908)	1,715,092	—	68,796	—
VY® Invesco Comstock Portfolio - Class I	—	1,202,926	(131,772)	(101,804)	969,350	—	18	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,688,659	330,849	(141,424)	(418,088)	1,459,996	—	35,646	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5,747,841	676,522	(656,146)	(850,733)	4,917,484	—	35,945	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,107,316	332,759	(121,052)	(345,385)	973,638	—	(6,048)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,782,740	958,523	(1,329,768)	(949,884)	1,461,611	—	31,484	—
	$50,449,246	$17,501,667	$(13,939,307)	$(9,097,201)	$44,914,404	$139,213	$24,610	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $57,789,142.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(8,564,334)
Net Unrealized Depreciation	$(8,564,334)
See Accompanying Notes to Financial Statements
73

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.5%
96,699	iShares 20+ Year Treasury Bond ETF	$11,107,814	2.0
203,987	iShares MSCI Japan ETF	10,776,633	2.0
129,255	Vanguard Emerging Markets ETF	5,383,471	1.0
131,321	Vanguard FTSE Developed Markets ETF	5,357,897	1.0
285,564	Vanguard Russell 1000 Growth ETF	16,071,542	3.0
69,519	Vanguard S&P 500 ETF	24,114,751	4.5
	Total Exchange-Traded Funds (Cost $86,789,730)	72,812,108	13.5
MUTUAL FUNDS: 86.4%
	Affiliated Investment Companies: 86.4%
7,964,331	Voya Intermediate Bond Fund - Class R6	71,243,331	13.2
1,255,757	Voya Large Cap Value Portfolio - Class R6	16,098,801	3.0
2,996,769	Voya Multi-Manager Emerging Markets Equity Fund - Class I	26,761,148	4.9
6,221,953	Voya Multi-Manager International Equity Fund - Class I	53,446,574	9.9
7,251,236	Voya Multi-Manager International Factors Fund - Class I	58,807,523	10.9
1,207,115	Voya Multi-Manager Mid Cap Value Fund - Class I	10,695,042	2.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
3,537,310	Voya U.S. Stock Index Portfolio - Class I	$61,832,182	11.5
2,101,126	VY® BrandywineGLOBAL - Bond Portfolio - Class I	22,019,798	4.1
1,710,252	VY® Columbia Contrarian Core Portfolio - Class I	32,272,450	6.0
813,421	VY® Invesco Comstock Portfolio - Class I	15,959,321	2.9
961,874	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	16,024,820	3.0
1,909,313	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	53,976,290	10.0
1,013,928	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	10,686,801	2.0
214,701	VY® T. Rowe Price Growth Equity Portfolio - Class I	16,031,741	3.0
	Total Mutual Funds (Cost $535,122,675)	465,855,822	86.4
	Total Investments in Securities (Cost $621,912,405)	$538,667,930	99.9
	Assets in Excess of Other Liabilities	625,440	0.1
	Net Assets	$539,293,370	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$72,812,108	$—	$—	$72,812,108
Mutual Funds	465,855,822	—	—	465,855,822
Total Investments, at fair value	$538,667,930	$—	$—	$538,667,930
Other Financial Instruments+
Futures	54,979	—	—	54,979
Total Assets	$538,722,909	$—	$—	$538,722,909
See Accompanying Notes to Financial Statements
74

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2022 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Liabilities Table
Other Financial Instruments+
Futures	$(129,125)	$—	$—	$(129,125)
Total Liabilities	$(129,125)	$—	$—	$(129,125)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2022, the following futures contracts were outstanding for Voya Solution 2035 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	14	09/16/22	$2,652,650	$(84,442)
U.S. Treasury 2-Year Note	39	09/30/22	8,190,609	34,380
			$10,843,259	$(50,062)
Short Contracts:
MSCI EAFE Index	(58)	09/16/22	(5,384,140)	(44,683)
MSCI Emerging Markets Index	(107)	09/16/22	(5,364,445)	20,599
			$(10,748,585)	$(24,084)
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$27,387,145	$123,687	$(25,881,111)	$(1,629,720)	$—	$119,736	$862,446	$—
Voya Intermediate Bond Fund - Class R6	60,987,983	28,996,307	(9,825,621)	(8,915,338)	71,243,331	970,260	(1,145,519)	—
Voya Large Cap Value Portfolio - Class R6	—	19,146,658	(1,218,528)	(1,829,329)	16,098,801	—	(37,855)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	32,539,072	4,140,283	(1,903,094)	(8,015,113)	26,761,148	—	(295,090)	—
Voya Multi-Manager International Equity Fund - Class I	73,158,500	4,640,780	(7,190,249)	(17,162,457)	53,446,574	—	(812,223)	—
Voya Multi-Manager International Factors Fund - Class I	67,627,412	8,152,379	(4,729,522)	(12,242,746)	58,807,523	—	52,982	—
Voya Multi-Manager Mid Cap Value Fund - Class I	14,036,669	494,468	(1,115,990)	(2,720,105)	10,695,042	—	421,085	—
Voya U.S. Stock Index Portfolio - Class I	80,572,885	3,994,243	(5,432,840)	(17,302,106)	61,832,182	—	1,784,698	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	27,004,383	11,979,558	(16,165,741)	(798,402)	22,019,798	—	(854,397)	—
VY® Columbia Contrarian Core Portfolio - Class I	41,745,822	1,662,825	(2,764,406)	(8,371,791)	32,272,450	—	1,005,364	—
VY® Invesco Comstock Portfolio - Class I	20,428,220	858,436	(3,687,320)	(1,640,015)	15,959,321	—	462,417	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	20,340,899	1,415,607	(1,049,998)	(4,681,688)	16,024,820	—	270,509	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	68,614,921	717,922	(5,158,815)	(10,197,738)	53,976,290	—	866,105	—
See Accompanying Notes to Financial Statements
75

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2022 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	13,257,061	2,283,122	(712,614)	(4,140,768)	10,686,801	—	67,665	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	40,172,788	8,254,092	(17,618,004)	(14,777,135)	16,031,741	—	2,923,511	—
	$587,873,760	$96,860,367	$(104,453,853)	$(114,424,451)	$465,855,822	$1,089,996	$5,571,698	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$20,599
Interest rate contracts	Variation margin receivable on futures contracts*	34,380
Total Asset Derivatives		$54,979
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$129,125
Total Liability Derivatives		$129,125

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(210,574)
Interest rate contracts	(105,160)
Total	$(315,734)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(108,526)
Interest rate contracts	34,380
Total	$(74,146)
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $626,512,298.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$841,100
Gross Unrealized Depreciation	(88,759,614)
Net Unrealized Depreciation	$(87,918,514)
See Accompanying Notes to Financial Statements
76

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.3%
6,434	iShares 20+ Year Treasury Bond ETF	$739,073	2.1
13,572	iShares MSCI Japan ETF	717,009	2.0
2,092	iShares Russell 2000 ETF	354,301	1.0
8,737	Vanguard FTSE Developed Markets ETF	356,470	1.0
18,999	Vanguard Russell 1000 Growth ETF	1,069,264	3.0
4,368	Vanguard S&P 500 ETF	1,515,172	4.2
	Total Exchange-Traded Funds (Cost $5,692,893)	4,751,289	13.3
MUTUAL FUNDS: 86.7%
	Affiliated Investment Companies: 86.7%
285,942	Voya Intermediate Bond Fund - Class R6	2,557,838	7.1
104,610	Voya Large Cap Value Portfolio - Class R6	1,341,101	3.7
199,718	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,783,486	5.0
456,220	Voya Multi-Manager International Equity Fund - Class I	3,918,931	10.9
483,369	Voya Multi-Manager International Factors Fund - Class I	3,920,122	10.9
80,445	Voya Multi-Manager Mid Cap Value Fund - Class I	712,744	2.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
58,040	Voya Short Term Bond Fund - Class R6	$544,997	1.5
343,475	Voya U.S. Stock Index Portfolio - Class I	6,003,941	16.8
70,018	VY® BrandywineGLOBAL - Bond Portfolio - Class I	733,787	2.1
123,479	VY® Columbia Contrarian Core Portfolio - Class I	2,330,055	6.5
63,244	VY® Invesco Comstock Portfolio - Class I	1,240,847	3.5
64,150	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,068,744	3.0
95,435	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,697,953	7.5
67,573	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	712,215	2.0
20,292	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,515,198	4.2
	Total Mutual Funds (Cost $37,177,238)	31,081,959	86.7
	Total Investments in Securities (Cost $42,870,131)	$35,833,248	100.0
	Liabilities in Excess of Other Assets	(5,999)	—
	Net Assets	$35,827,249	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,751,289	$—	$—	$4,751,289
Mutual Funds	31,081,959	—	—	31,081,959
Total Investments, at fair value	$35,833,248	$—	$—	$35,833,248

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
77

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio	as of June 30, 2022 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$1,288,027	$60,961	$(1,294,637)	$(54,350)	$—	$6,367	$12,851	$—
Voya Intermediate Bond Fund - Class R6	1,700,030	1,735,977	(636,883)	(241,286)	2,557,838	32,413	(88,438)	—
Voya Large Cap Value Portfolio - Class R6	—	1,622,103	(131,463)	(149,539)	1,341,101	—	(3,688)	—
Voya Government Money Market Portfolio - Class I	—	853,745	(853,745)	—	—	—	—	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,035,954	552,384	(332,041)	(472,811)	1,783,486	—	(68,054)	—
Voya Multi-Manager International Equity Fund - Class I	5,841,631	1,051,111	(1,657,121)	(1,316,690)	3,918,931	—	(80,926)	—
Voya Multi-Manager International Factors Fund - Class I	3,817,886	1,491,826	(635,711)	(753,879)	3,920,122	—	(14,330)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	878,680	141,575	(181,039)	(126,472)	712,744	—	(22,503)	—
Voya Short Term Bond Fund - Class R6	—	1,342,456	(795,785)	(1,674)	544,997	1,603	(7,014)	—
Voya U.S. Stock Index Portfolio - Class I	6,089,443	2,600,603	(1,121,122)	(1,564,983)	6,003,941	—	305,346	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	846,869	891,986	(1,007,562)	2,494	733,787	—	(53,695)	—
VY® Columbia Contrarian Core Portfolio - Class I	2,835,273	461,910	(328,989)	(638,139)	2,330,055	—	122,607	—
VY® Invesco Comstock Portfolio - Class I	1,965,719	460,180	(999,119)	(185,933)	1,240,847	—	107,155	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,285,781	294,918	(178,612)	(333,343)	1,068,744	—	47,667	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3,227,025	460,753	(500,023)	(489,802)	2,697,953	—	38,678	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	832,864	248,583	(139,879)	(229,353)	712,215	—	(32,088)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	3,058,730	1,053,054	(1,536,991)	(1,059,595)	1,515,198	—	78,333	—
	$35,703,912	$15,324,125	$(12,330,722)	$(7,615,355)	$31,081,959	$40,383	$341,901	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $43,430,989.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(7,597,742)
Net Unrealized Depreciation	$(7,597,742)
See Accompanying Notes to Financial Statements
78

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.5%
74,652	iShares 20+ Year Treasury Bond ETF	$8,575,275	2.1
157,477	iShares MSCI Japan ETF	8,319,510	2.0
24,269	iShares Russell 2000 ETF	4,110,198	1.0
99,785	Vanguard Emerging Markets ETF	4,156,045	1.0
101,380	Vanguard FTSE Developed Markets ETF	4,136,304	1.0
202,083	Vanguard Russell 1000 Growth ETF	11,373,231	2.7
80,503	Vanguard S&P 500 ETF	27,924,881	6.7
	Total Exchange-Traded Funds (Cost $77,779,651)	68,595,444	16.5
MUTUAL FUNDS: 83.3%
	Affiliated Investment Companies: 83.3%
474,099	Voya Intermediate Bond Fund - Class R6	4,240,958	1.0
1,050,044	Voya Large Cap Value Portfolio - Class R6	13,461,559	3.2
2,775,861	Voya Multi-Manager Emerging Markets Equity Fund - Class I	24,788,440	6.0
6,243,122	Voya Multi-Manager International Equity Fund - Class I	53,628,422	12.9
6,105,675	Voya Multi-Manager International Factors Fund - Class I	49,517,023	11.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
931,705	Voya Multi-Manager Mid Cap Value Fund - Class I	$8,254,907	2.0
4,213,866	Voya U.S. Stock Index Portfolio - Class I	73,658,382	17.8
1,650,195	VY® Columbia Contrarian Core Portfolio - Class I	31,139,185	7.5
837,125	VY® Invesco Comstock Portfolio - Class I	16,424,398	4.0
742,558	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	12,371,020	3.0
1,105,352	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	31,248,299	7.5
782,629	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	8,248,908	2.0
248,513	VY® T. Rowe Price Growth Equity Portfolio - Class I	18,556,487	4.5
	Total Mutual Funds (Cost $408,098,689)	345,537,988	83.3
	Total Investments in Securities (Cost $485,878,340)	$414,133,432	99.8
	Assets in Excess of Other Liabilities	931,091	0.2
	Net Assets	$415,064,523	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$68,595,444	$—	$—	$68,595,444
Mutual Funds	345,537,988	—	—	345,537,988
Total Investments, at fair value	$414,133,432	$—	$—	$414,133,432
Other Financial Instruments+
Futures	42,425	—	—	42,425
Total Assets	$414,175,857	$—	$—	$414,175,857
See Accompanying Notes to Financial Statements
79

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2022 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Liabilities Table
Other Financial Instruments+
Futures	$(140,779)	$—	$—	$(140,779)
Total Liabilities	$(140,779)	$—	$—	$(140,779)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2022, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	35	09/19/22	$8,469,562	$(47,588)
U.S. Treasury 2-Year Note	30	09/30/22	6,300,469	26,446
			$14,770,031	$(21,142)
Short Contracts:
MSCI EAFE Index	(45)	09/16/22	(4,177,350)	(34,388)
MSCI Emerging Markets Index	(83)	09/16/22	(4,161,205)	15,979
S&P 500® E-Mini	(33)	09/16/22	(6,252,675)	(58,803)
			$(14,591,230)	$(77,212)
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$10,581,607	$86,055	$(10,093,446)	$(574,217)	$—	$48,801	$270,615	$—
Voya Intermediate Bond Fund - Class R6	—	10,176,818	(5,713,633)	(222,227)	4,240,958	37,760	(134,225)	—
Voya Large Cap Value Portfolio - Class R6	—	16,149,293	(1,146,072)	(1,541,662)	13,461,559	—	(33,773)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	30,106,595	4,048,091	(2,032,866)	(7,333,380)	24,788,440	—	(415,909)	—
Voya Multi-Manager International Equity Fund - Class I	82,244,175	5,294,953	(16,627,906)	(17,282,800)	53,628,422	—	(1,928,409)	—
Voya Multi-Manager International Factors Fund - Class I	47,094,868	16,457,591	(4,418,976)	(9,616,460)	49,517,023	—	(165,407)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	10,830,778	419,243	(964,342)	(2,030,772)	8,254,907	—	245,098	—
Voya U.S. Stock Index Portfolio - Class I	85,397,460	11,962,249	(4,969,164)	(18,732,163)	73,658,382	—	954,401	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	—	5,037,981	(5,037,981)	—	—	—	(47,620)	—
VY® Columbia Contrarian Core Portfolio - Class I	40,324,275	1,490,380	(2,554,745)	(8,120,725)	31,139,185	—	956,491	—
VY® Invesco Comstock Portfolio - Class I	26,607,798	1,163,725	(6,826,057)	(4,521,068)	16,424,398	—	3,450,666	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	15,749,664	1,211,659	(925,577)	(3,664,726)	12,371,020	—	235,028	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	39,766,646	926,827	(3,728,697)	(5,716,477)	31,248,299	—	278,735	—
See Accompanying Notes to Financial Statements
80

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2022 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	10,258,720	1,712,654	(618,471)	(3,103,995)	8,248,908	—	(60,907)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	37,581,012	8,165,661	(12,593,344)	(14,596,842)	18,556,487	—	2,476,650	—
	$436,543,598	$84,303,180	$(78,251,277)	$(97,057,514)	$345,537,988	$86,561	$6,081,434	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$15,979
Interest rate contracts	Variation margin receivable on futures contracts*	26,446
Total Asset Derivatives		$42,425
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$93,191
Interest rate contracts	Variation margin payable on futures contracts*	47,588
Total Liability Derivatives		$140,779

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,231,444
Interest rate contracts	(78,879)
Total	$1,152,565
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(77,212)
Interest rate contracts	(21,142)
Total	$(98,354)
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $491,078,709.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,468,816
Gross Unrealized Depreciation	(78,512,447)
Net Unrealized Depreciation	$(77,043,631)
See Accompanying Notes to Financial Statements
81

PORTFOLIO OF INVESTMENTS
Voya Solution 2050 Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.9%
11,298	iShares MSCI Japan ETF	$596,873	2.0
3,482	iShares Russell 2000 ETF	589,711	2.0
14,547	Vanguard FTSE Developed Markets ETF	593,518	2.0
14,498	Vanguard Russell 1000 Growth ETF	815,947	2.7
6,203	Vanguard S&P 500 ETF	2,151,697	7.2
	Total Exchange-Traded Funds (Cost $5,611,343)	4,747,746	15.9
MUTUAL FUNDS: 84.1%
	Affiliated Investment Companies: 84.1%
602,788	Voya Government Money Market Portfolio - Class I	602,788	2.0
34,015	Voya Intermediate Bond Fund - Class R6	304,277	1.0
69,730	Voya Large Cap Value Portfolio - Class R6	893,940	3.0
199,699	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,783,312	6.0
414,778	Voya Multi-Manager International Equity Fund - Class I	3,562,942	12.0
402,861	Voya Multi-Manager International Factors Fund - Class I	3,267,204	11.0
83,785	Voya Multi-Manager Mid Cap Value Fund - Class I	742,334	2.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
48,361	Voya Short Term Bond Fund - Class R6	$454,108	1.5
286,424	Voya U.S. Stock Index Portfolio - Class I	5,006,699	16.8
118,715	VY® Columbia Contrarian Core Portfolio - Class I	2,240,149	7.5
63,988	VY® Invesco Comstock Portfolio - Class I	1,255,445	4.2
35,722	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	595,126	2.0
79,519	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,247,994	7.6
70,379	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	741,792	2.5
17,908	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,337,224	4.5
	Total Mutual Funds (Cost $29,937,980)	25,035,334	84.1
	Total Investments in Securities (Cost $35,549,323)	$29,783,080	100.0
	Liabilities in Excess of Other Assets	(2,963)	—
	Net Assets	$29,780,117	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,747,746	$—	$—	$4,747,746
Mutual Funds	25,035,334	—	—	25,035,334
Total Investments, at fair value	$29,783,080	$—	$—	$29,783,080

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
82

PORTFOLIO OF INVESTMENTS
Voya Solution 2050 Portfolio	as of June 30, 2022 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$—	$365,487	$(45,491)	$(15,719)	$304,277	$2,279	$(1,672)	$—
Voya Large Cap Value Portfolio - Class R6	—	1,094,210	(100,332)	(99,938)	893,940	—	(2,557)	—
Voya Government Money Market Portfolio - Class I	—	727,787	(124,999)	—	602,788	505	—	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,060,972	799,393	(689,017)	(388,036)	1,783,312	—	(186,177)	—
Voya Multi-Manager International Equity Fund - Class I	6,334,599	759,783	(2,234,396)	(1,297,044)	3,562,942	—	(122,671)	—
Voya Multi-Manager International Factors Fund - Class I	2,504,499	1,590,268	(255,170)	(572,393)	3,267,204	—	(1,469)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	928,895	105,144	(113,599)	(178,106)	742,334	—	22,724	—
Voya Short Term Bond Fund - Class R6	—	1,125,285	(669,812)	(1,365)	454,108	1,340	(5,852)	—
Voya U.S. Stock Index Portfolio - Class I	5,815,953	1,063,275	(532,164)	(1,340,365)	5,006,699	—	144,458	—
VY® Columbia Contrarian Core Portfolio - Class I	2,761,026	307,746	(242,495)	(586,128)	2,240,149	—	87,229	—
VY® Invesco Comstock Portfolio - Class I	1,896,123	239,176	(561,826)	(318,028)	1,255,445	—	235,634	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	695,245	195,550	(111,060)	(184,609)	595,126	—	27,762	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,722,669	262,775	(330,272)	(407,178)	2,247,994	—	28,763	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class R6	876,491	214,839	(87,633)	(261,905)	741,792	—	(11,831)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,565,698	741,920	(986,306)	(984,088)	1,337,224	—	145,895	—
	$29,162,170	$9,592,638	$(7,084,572)	$(6,634,902)	$25,035,334	$4,124	$360,236	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $36,159,646.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(6,376,566)
Net Unrealized Depreciation	$(6,376,566)
See Accompanying Notes to Financial Statements
83

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.2%
53,430	iShares MSCI Japan ETF	$2,822,707	2.0
16,468	iShares Russell 2000 ETF	2,789,021	2.0
68,794	Vanguard FTSE Developed Markets ETF	2,806,795	2.0
68,565	Vanguard Russell 1000 Growth ETF	3,858,838	2.7
30,349	Vanguard S&P 500 ETF	10,527,461	7.5
	Total Exchange-Traded Funds (Cost $26,335,984)	22,804,822	16.2
MUTUAL FUNDS: 83.6%
	Affiliated Investment Companies: 83.6%
301,527	Voya Large Cap Value Portfolio - Class R6	3,865,577	2.8
1,098,929	Voya Multi-Manager Emerging Markets Equity Fund - Class I	9,813,440	7.0
1,955,807	Voya Multi-Manager International Equity Fund - Class I	16,800,382	11.9
2,072,154	Voya Multi-Manager International Factors Fund - Class I	16,805,167	11.9
395,235	Voya Multi-Manager Mid Cap Value Fund - Class I	3,501,780	2.5
1,530,896	Voya U.S. Stock Index Portfolio - Class I	26,760,064	19.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
560,027	VY® Columbia Contrarian Core Portfolio - Class I	$10,567,707	7.5
319,604	VY® Invesco Comstock Portfolio - Class I	6,270,634	4.5
168,089	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	2,800,365	2.0
375,253	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10,608,415	7.5
331,999	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	3,499,273	2.5
84,351	VY® T. Rowe Price Growth Equity Portfolio - Class I	6,298,524	4.5
	Total Mutual Funds (Cost $140,924,028)	117,591,328	83.6
	Total Investments in Securities (Cost $167,260,012)	$140,396,150	99.8
	Assets in Excess of Other Liabilities	251,601	0.2
	Net Assets	$140,647,751	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$22,804,822	$—	$—	$22,804,822
Mutual Funds	117,591,328	—	—	117,591,328
Total Investments, at fair value	$140,396,150	$—	$—	$140,396,150
Other Financial Instruments+
Futures	14,206	—	—	14,206
Total Assets	$140,410,356	$—	$—	$140,410,356
Liabilities Table
Other Financial Instruments+
Futures	$(47,795)	$—	$—	$(47,795)
Total Liabilities	$(47,795)	$—	$—	$(47,795)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
84

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2022 (Unaudited) (continued)

At June 30, 2022, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	12	09/19/22	$2,903,850	$(16,316)
U.S. Treasury 2-Year Note	10	09/30/22	2,100,156	8,815
			$5,004,006	$(7,501)
Short Contracts:
MSCI EAFE Index	(15)	09/16/22	(1,392,450)	(11,878)
MSCI Emerging Markets Index	(28)	09/16/22	(1,403,780)	5,391
S&P 500® E-Mini	(11)	09/16/22	(2,084,225)	(19,601)
			$(4,880,455)	$(26,088)
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Large Cap Value Portfolio - Class R6	$—	$4,627,456	$(321,573)	$(440,307)	$3,865,576	$—	$(7,659)	$—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,109,823	3,285,434	(658,919)	(2,922,898)	9,813,440	—	(10,157)	—
Voya Multi-Manager International Equity Fund - Class I	32,797,508	2,404,005	(11,832,967)	(6,568,164)	16,800,382	—	(433,762)	—
Voya Multi-Manager International Factors Fund - Class I	10,531,256	9,884,999	(768,860)	(2,842,228)	16,805,167	—	(13,890)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	4,557,094	253,189	(407,547)	(900,956)	3,501,780	—	152,320	—
Voya U.S. Stock Index Portfolio - Class I	30,874,516	4,653,384	(2,120,797)	(6,647,039)	26,760,064	—	182,978	—
VY® Columbia Contrarian Core Portfolio - Class I	13,545,373	720,820	(941,353)	(2,757,133)	10,567,707	—	356,222	—
VY® Invesco Comstock Portfolio - Class I	9,782,524	591,625	(2,290,301)	(1,813,214)	6,270,634	—	1,398,708	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	3,460,884	517,339	(415,673)	(762,185)	2,800,365	—	2,337	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	13,357,413	642,126	(1,471,825)	(1,919,299)	10,608,415	—	96,111	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class R6	4,299,035	790,447	(268,528)	(1,321,680)	3,499,274	—	(2,839)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	12,603,289	2,911,124	(4,594,582)	(4,621,307)	6,298,524	—	569,804	—
	$145,918,715	$31,281,948	$(26,092,925)	$(33,516,410)	$117,591,328	$—	$2,290,173	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$5,391
Interest rate contracts	Variation margin receivable on futures contracts*	8,815
Total Asset Derivatives		$14,206
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$31,479
Interest rate contracts	Variation margin payable on futures contracts*	16,316
Total Liability Derivatives		$47,795
See Accompanying Notes to Financial Statements
85

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2022 (Unaudited) (continued)

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$413,397
Interest rate contracts	(25,822)
Total	$387,575
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(26,088)
Interest rate contracts	(7,501)
Total	$(33,589)
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $169,666,204.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$463,583
Gross Unrealized Depreciation	(29,767,226)
Net Unrealized Depreciation	$(29,303,643)
See Accompanying Notes to Financial Statements
86

PORTFOLIO OF INVESTMENTS
Voya Solution 2060 Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.7%
8,484	iShares MSCI Japan ETF	$448,210	2.0
2,615	iShares Russell 2000 ETF	442,877	2.0
10,924	Vanguard FTSE Developed Markets ETF	445,699	2.0
10,887	Vanguard Russell 1000 Growth ETF	612,720	2.7
3,855	Vanguard S&P 500 ETF	1,337,222	6.0
	Total Exchange-Traded Funds (Cost $3,908,924)	3,286,728	14.7
MUTUAL FUNDS: 85.3%
	Affiliated Investment Companies: 85.3%
48,090	Voya Large Cap Value Portfolio - Class R6	616,514	2.7
150,246	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,341,701	6.0
312,155	Voya Multi-Manager International Equity Fund - Class I	2,681,410	12.0
303,198	Voya Multi-Manager International Factors Fund - Class I	2,458,932	11.0
63,036	Voya Multi-Manager Mid Cap Value Fund - Class I	558,500	2.5
84,763	Voya Short Term Bond Fund - Class R6	795,929	3.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
244,493	Voya U.S. Stock Index Portfolio - Class I	$4,273,729	19.1
89,316	VY® Columbia Contrarian Core Portfolio - Class I	1,685,397	7.5
50,975	VY® Invesco Comstock Portfolio - Class I	1,000,121	4.5
26,924	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	448,552	2.0
59,826	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,691,281	7.5
52,951	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	558,098	2.5
13,490	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,007,262	4.5
	Total Mutual Funds (Cost $22,987,937)	19,117,426	85.3
	Total Investments in Securities (Cost $26,896,861)	$22,404,154	100.0
	Liabilities in Excess of Other Assets	(10,266)	—
	Net Assets	$22,393,888	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,286,728	$—	$—	$3,286,728
Mutual Funds	19,117,426	—	—	19,117,426
Total Investments, at fair value	$22,404,154	$—	$—	$22,404,154

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
87

PORTFOLIO OF INVESTMENTS
Voya Solution 2060 Portfolio	as of June 30, 2022 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Large Cap Value Portfolio - Class R6	$—	$750,082	$(65,294)	$(68,274)	$616,514	$—	$(1,609)	$—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,518,650	619,296	(505,143)	(291,102)	1,341,701	—	(134,117)	—
Voya Multi-Manager International Equity Fund - Class I	4,925,684	662,754	(2,016,852)	(890,176)	2,681,410	—	(190,904)	—
Voya Multi-Manager International Factors Fund - Class I	1,581,241	1,455,548	(150,074)	(427,783)	2,458,932	—	16,466	—
Voya Multi-Manager Mid Cap Value Fund - Class I	684,001	90,907	(81,537)	(134,871)	558,500	—	19,680	—
Voya Short Term Bond Fund - Class R6	—	849,079	(48,703)	(4,447)	795,929	1,084	(516)	—
Voya U.S. Stock Index Portfolio - Class I	4,641,536	1,145,749	(423,772)	(1,089,784)	4,273,729	—	98,655	—
VY® Columbia Contrarian Core Portfolio - Class I	2,033,082	265,449	(178,332)	(434,802)	1,685,397	—	65,234	—
VY® Invesco Comstock Portfolio - Class I	1,477,270	221,285	(437,725)	(260,709)	1,000,121	—	195,184	—
VY® JPMorgan Small Cap Core Equity Portfolio Class R6	525,150	155,372	(98,360)	(133,610)	448,552	—	16,551	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,004,945	277,231	(299,137)	(291,758)	1,691,281	—	11,901	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	645,818	171,053	(58,606)	(200,167)	558,098	—	(2,142)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,897,978	584,869	(848,315)	(627,270)	1,007,262	—	7,628	—
	$21,935,355	$7,248,674	$(5,211,850)	$(4,854,753)	$19,117,426	$1,084	$102,011	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $27,249,173.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(4,845,019)
Net Unrealized Depreciation	$(4,845,019)
See Accompanying Notes to Financial Statements
88

PORTFOLIO OF INVESTMENTS
Voya Solution 2065 Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.6%
2,400	iShares MSCI Japan ETF	$126,792	2.0
740	iShares Russell 2000 ETF	125,327	2.0
3,090	Vanguard FTSE Developed Markets ETF	126,072	2.0
3,079	Vanguard Russell 1000 Growth ETF	173,286	2.7
1,090	Vanguard S&P 500 ETF	378,099	5.9
	Total Exchange-Traded Funds (Cost $1,089,615)	929,576	14.6
MUTUAL FUNDS: 85.3%
	Affiliated Investment Companies: 85.3%
13,624	Voya Large Cap Value Portfolio - Class R6	174,655	2.7
42,564	Voya Multi-Manager Emerging Markets Equity Fund - Class I	380,096	6.0
88,454	Voya Multi-Manager International Equity Fund - Class I	759,823	12.0
85,919	Voya Multi-Manager International Factors Fund - Class I	696,799	11.0
17,858	Voya Multi-Manager Mid Cap Value Fund - Class I	158,219	2.5
24,012	Voya Short Term Bond Fund - Class R6	225,477	3.5
69,299	Voya U.S. Stock Index Portfolio - Class I	1,211,338	19.1
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
25,303	VY® Columbia Contrarian Core Portfolio - Class I	$477,459	7.5
14,441	VY® Invesco Comstock Portfolio - Class I	283,330	4.5
7,639	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	127,266	2.0
16,948	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	479,126	7.5
15,001	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	158,106	2.5
3,825	VY® T. Rowe Price Growth Equity Portfolio - Class I	285,640	4.5
	Total Mutual Funds (Cost $6,486,667)	5,417,334	85.3
	Total Investments in Securities (Cost $7,576,282)	$6,346,910	99.9
	Assets in Excess of Other Liabilities	4,923	0.1
	Net Assets	$6,351,833	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$929,576	$—	$—	$929,576
Mutual Funds	5,417,334	—	—	5,417,334
Total Investments, at fair value	$6,346,910	$—	$—	$6,346,910

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
89

PORTFOLIO OF INVESTMENTS
Voya Solution 2065 Portfolio	as of June 30, 2022 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Large Cap Value Portfolio - Class R6	$—	$208,731	$(15,133)	$(18,943)	$174,655	$—	$(461)	$—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	334,426	239,821	(124,726)	(69,425)	380,096	—	(38,111)	—
Voya Multi-Manager International Equity Fund - Class I	1,081,129	430,976	(619,945)	(132,337)	759,823	—	(138,315)	—
Voya Multi-Manager International Factors Fund - Class I	347,043	502,326	(44,784)	(107,786)	696,799	—	(1,765)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	149,511	60,776	(20,373)	(31,695)	158,219	—	1,956	—
Voya Short Term Bond Fund - Class R6	—	240,101	(13,382)	(1,242)	225,477	304	(140)	—
Voya U.S. Stock Index Portfolio - Class I	1,073,502	619,333	(195,302)	(286,195)	1,211,338	—	29,100	—
VY® Columbia Contrarian Core Portfolio - Class I	444,632	178,971	(41,764)	(104,380)	477,459	—	8,572	—
VY® Invesco Comstock Portfolio - Class I	349,424	171,252	(180,436)	(56,910)	283,330	—	38,189	—
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	138,296	91,663	(75,399)	(27,294)	127,266	—	(4,752)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	439,002	200,595	(82,622)	(77,849)	479,126	—	6,048	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	141,504	78,673	(13,740)	(48,331)	158,106	—	(1,881)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	427,610	242,238	(262,998)	(121,210)	285,640	—	(32,327)	—
	$4,926,079	$3,265,456	$(1,690,604)	$(1,083,597)	$5,417,334	$304	$(133,887)	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $7,576,343.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(1,229,433)
Net Unrealized Depreciation	$(1,229,433)
See Accompanying Notes to Financial Statements
90

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VSOL (0622-081922)

SEMI-ANNUAL REPORT
June 30, 2022
Classes ADV, I, S, S2 and Z
Voya Partners, Inc.
■ Voya Index Solution Income Portfolio	■ Voya Index Solution 2045 Portfolio
■ Voya Index Solution 2025 Portfolio	■ Voya Index Solution 2050 Portfolio
■ Voya Index Solution 2030 Portfolio	■ Voya Index Solution 2055 Portfolio
■ Voya Index Solution 2035 Portfolio	■ Voya Index Solution 2060 Portfolio
■ Voya Index Solution 2040 Portfolio	■ Voya Index Solution 2065 Portfolio

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2022**	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2022**
Voya Index Solution Income Portfolio
Class ADV	$1,000.00	$869.00	0.76%	$3.52	$1,000.00	$1,021.03	0.76%	$3.81
Class I	1,000.00	871.80	0.26	1.21	1,000.00	1,023.51	0.26	1.30
Class S	1,000.00	870.40	0.51	2.37	1,000.00	1,022.27	0.51	2.56
Class S2	1,000.00	869.70	0.66	3.06	1,000.00	1,021.52	0.66	3.31
Class Z	1,000.00	872.90	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2025 Portfolio
Class ADV	$1,000.00	$843.60	0.75%	$3.43	$1,000.00	$1,021.08	0.75%	$3.76
Class I	1,000.00	846.30	0.25	1.14	1,000.00	1,023.55	0.25	1.25
Class S	1,000.00	845.10	0.50	2.29	1,000.00	1,022.32	0.50	2.51
Class S2	1,000.00	844.20	0.65	2.97	1,000.00	1,021.57	0.65	3.26
Class Z	1,000.00	846.40	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2030 Portfolio
Class ADV	$1,000.00	$832.30	0.74%	$3.36	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	834.40	0.24	1.09	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	833.40	0.49	2.23	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	832.50	0.64	2.91	1,000.00	1,021.62	0.64	3.21
Class Z	1,000.00	835.30	0.00	0.00	1,000.00	1,024.79	0.00	0.00
1

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2022**	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2022**
Voya Index Solution 2035 Portfolio
Class ADV	$1,000.00	$817.50	0.74%	$3.33	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	819.00	0.24	1.08	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	817.80	0.49	2.21	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	817.60	0.64	2.88	1,000.00	1,021.62	0.64	3.21
Class Z	1,000.00	819.90	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2040 Portfolio
Class ADV	$1,000.00	$808.00	0.74%	$3.32	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	810.30	0.24	1.08	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	809.20	0.49	2.20	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	808.50	0.64	2.87	1,000.00	1,021.62	0.64	3.21
Class Z	1,000.00	811.10	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2045 Portfolio
Class ADV	$1,000.00	$803.70	0.74%	$3.31	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	805.50	0.24	1.07	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	804.50	0.49	2.19	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	804.20	0.64	2.86	1,000.00	1,021.62	0.64	3.21
Class Z	1,000.00	806.00	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2050 Portfolio
Class ADV	$1,000.00	$801.80	0.74%	$3.31	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	803.50	0.24	1.07	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	802.60	0.49	2.19	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	802.00	0.64	2.86	1,000.00	1,021.62	0.64	3.21
Class Z	1,000.00	804.20	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2055 Portfolio
Class ADV	$1,000.00	$800.60	0.74%	$3.30	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	802.50	0.24	1.07	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	801.50	0.49	2.19	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	800.70	0.64	2.86	1,000.00	1,021.62	0.64	3.21
Class Z	1,000.00	803.50	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2060 Portfolio
Class ADV	$1,000.00	$799.30	0.74%	$3.30	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	801.70	0.24	1.07	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	800.50	0.49	2.19	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	799.60	0.64	2.86	1,000.00	1,021.62	0.64	3.21
Class Z	1,000.00	802.60	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Voya Index Solution 2065 Portfolio
Class ADV	$1,000.00	$799.10	0.74%	$3.30	$1,000.00	$1,021.12	0.74%	$3.71
Class I	1,000.00	801.10	0.24	1.07	1,000.00	1,023.60	0.24	1.20
Class S	1,000.00	800.00	0.49	2.19	1,000.00	1,022.36	0.49	2.46
Class S2	1,000.00	799.70	0.64	2.86	1,000.00	1,021.62	0.64	3.21
Class Z	1,000.00	802.30	0.00	0.00	1,000.00	1,024.79	0.00	0.00

*
The annualized expense ratios do not include expenses of underlying funds.

**
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

2

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited)

	Voya Index Solution Income Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio	Voya Index Solution 2035 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$615,982,203	$918,436,715	$683,081,484	$1,153,717,507
Investments in unaffiliated underlying funds at fair value**	60,087,282	87,823,920	55,427,995	74,189,217
Investments in affiliated funding agreements***	74,872,270	87,677,553	47,346,569	—
Short-term investments at fair value†	1,377,263	—	—	—
Cash	—	1,964,174	1,248,894	1,786,643
Cash collateral for futures contracts	963,777	1,407,583	1,013,328	1,578,228
Receivables:
Investments in affiliated underlying funds sold	98,275	1,395,555	—	—
Fund shares sold	109,304	127,176	313,612	365,733
Variation margin on futures contracts	354,768	514,324	377,008	590,107
Prepaid expenses	10,085	14,076	9,701	15,304
Reimbursement due from Investment Adviser	101,561	152,399	149,931	200,045
Other assets	19,314	22,713	8,206	20,780
Total assets	753,976,102	1,099,536,188	788,976,728	1,232,463,564
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	59,154	16,129	313,684	49,465
Payable for investments in unaffiliated underlying funds purchased	1,216,361	2,105,642	1,364,307	1,948,108
Payable for fund shares redeemed	148,425	1,509,411	880	316,216
Payable for investment management fees	133,162	195,188	140,761	219,165
Payable for distribution and shareholder service fees	60,750	88,118	22,896	83,565
Payable to custodian due to bank overdraft	284,164	—	—	—
Payable for directors fees	2,095	3,037	2,162	3,377
Payable to directors under the deferred compensation plan (Note 6)	19,314	22,713	8,206	20,780
Other accrued expenses and liabilities	101,309	111,848	56,564	107,714
Total liabilities	2,024,734	4,052,086	1,909,460	2,748,390
NET ASSETS	$751,951,368	$1,095,484,102	$787,067,268	$1,229,715,174
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$741,701,861	$1,045,723,995	$756,517,690	$1,164,577,058
Total distributable earnings	10,249,507	49,760,107	30,549,578	65,138,116
NET ASSETS	$751,951,368	$1,095,484,102	$787,067,268	$1,229,715,174
* Cost of investments in affiliated underlying funds	$693,299,084	$1,003,893,323	$755,403,382	$1,274,889,152
** Cost of investments in unaffiliated underlying funds	$70,548,199	$102,359,653	$65,674,062	$90,045,325
*** Cost of investments in affiliated funding agreements	$74,237,344	$86,837,321	$46,816,175	$—
† Cost of short-term investments	$1,377,263	$—	$—	$—
See Accompanying Notes to Financial Statements
3

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited) (continued)

	Voya Index Solution Income Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio	Voya Index Solution 2035 Portfolio
Class ADV
Net assets	$79,041,868	$137,845,945	$38,461,240	$129,966,324
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,942,643	13,040,305	2,514,866	11,701,315
Net asset value and redemption price per share	$9.95	$10.57	$15.29	$11.11
Class I
Net assets	$12,910,815	$46,744,277	$9,885,587	$52,950,230
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,257,628	4,289,065	622,848	4,607,752
Net asset value and redemption price per share	$10.27	$10.90	$15.87	$11.49
Class S
Net assets	$106,624,612	$96,245,260	$11,377,001	$82,098,198
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,512,480	8,955,355	724,404	7,257,689
Net asset value and redemption price per share	$10.14	$10.75	$15.71	$11.31
Class S2
Net assets	$16,729,201	$30,001,186	$12,543,687	$33,701,449
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,692,716	2,854,684	814,018	3,044,161
Net asset value and redemption price per share	$9.88	$10.51	$15.41	$11.07
Class Z
Net assets	$536,644,872	$784,647,434	$714,799,753	$930,998,973
Shares authorized	300,000,000	300,000,000	100,000,000	300,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	51,416,886	70,796,544	44,441,582	79,563,157
Net asset value and redemption price per share	$10.44	$11.08	$16.08	$11.70
See Accompanying Notes to Financial Statements
4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited)

	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio	Voya Index Solution 2055 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$654,632,097	$867,020,674	$482,468,113	$492,580,087
Investments in unaffiliated underlying funds at fair value**	42,147,088	55,953,622	31,124,272	31,786,073
Cash	973,363	1,393,700	939,585	1,125,746
Cash collateral for futures contracts	894,539	1,815,114	1,013,074	1,025,368
Receivables:
Fund shares sold	510,155	772,398	723,505	629,022
Variation margin on futures contracts	335,533	255,363	142,433	144,328
Prepaid expenses	8,372	11,584	6,043	6,327
Reimbursement due from Investment Adviser	136,250	153,736	106,164	93,683
Other assets	5,999	14,042	4,017	5,549
Total assets	699,643,396	927,390,233	516,527,206	527,396,183
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	510,115	522,577	723,473	540,601
Payable for investments in unaffiliated underlying funds purchased	1,067,071	1,167,584	829,544	779,131
Payable for fund shares redeemed	—	249,778	—	88,395
Payable for investment management fees	124,408	165,611	91,708	93,831
Payable for distribution and shareholder service fees	14,508	62,045	11,266	31,794
Payable for directors fees	1,902	2,572	1,387	1,435
Payable to directors under the deferred compensation plan (Note 6)	5,999	14,042	4,017	5,549
Other accrued expenses and liabilities	47,060	82,412	41,197	54,208
Total liabilities	1,771,063	2,266,621	1,702,592	1,594,944
NET ASSETS	$697,872,333	$925,123,612	$514,824,614	$525,801,239
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$666,773,297	$854,258,423	$491,457,029	$497,650,245
Total distributable earnings	31,099,036	70,865,189	23,367,585	28,150,994
NET ASSETS	$697,872,333	$925,123,612	$514,824,614	$525,801,239
* Cost of investments in affiliated underlying funds	$731,318,772	$955,230,765	$539,931,556	$547,622,220
** Cost of investments in unaffiliated underlying funds	$51,072,952	$68,025,724	$37,649,680	$38,529,064
See Accompanying Notes to Financial Statements
5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited) (continued)

	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio	Voya Index Solution 2055 Portfolio
Class ADV
Net assets	$25,869,549	$98,844,004	$19,219,924	$47,571,127
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,559,896	8,329,335	1,126,186	3,030,624
Net asset value and redemption price per share	$16.58	$11.87	$17.07	$15.70
Class I
Net assets	$9,010,442	$45,837,106	$10,167,681	$35,520,402
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	524,853	3,702,600	578,330	2,191,474
Net asset value and redemption price per share	$17.17	$12.38	$17.58	$16.21
Class S
Net assets	$11,128,533	$53,870,908	$9,295,964	$28,253,854
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	651,282	4,437,440	531,824	1,771,635
Net asset value and redemption price per share	$17.09	$12.14	$17.48	$15.95
Class S2
Net assets	$3,796,179	$25,177,499	$3,613,353	$16,719,563
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	226,446	2,121,258	210,408	1,061,332
Net asset value and redemption price per share	$16.76	$11.87	$17.17	$15.75
Class Z
Net assets	$648,067,630	$701,394,095	$472,527,692	$397,736,293
Shares authorized	100,000,000	300,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	37,183,382	55,695,071	26,509,873	24,136,793
Net asset value and redemption price per share	$17.43	$12.59	$17.82	$16.48
See Accompanying Notes to Financial Statements
6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited)

	Voya Index Solution 2060 Portfolio	Voya Index Solution 2065 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$247,547,793	$27,751,359
Investments in unaffiliated underlying funds at fair value**	15,949,045	1,780,202
Cash	595,601	162,982
Cash collateral for futures contracts	517,627	—
Receivables:
Fund shares sold	532,034	115,120
Variation margin on futures contracts	72,840	—
Prepaid expenses	2,917	212
Reimbursement due from Investment Adviser	57,908	4,586
Other assets	1,348	28
Total assets	265,277,113	29,814,489
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	531,975	115,043
Payable for investments in unaffiliated underlying funds purchased	556,005	148,010
Payable for investment management fees	46,762	5,155
Payable for distribution and shareholder service fees	7,099	1,627
Payable for directors fees	690	63
Payable to directors under the deferred compensation plan (Note 6)	1,348	28
Other accrued expenses and liabilities	32,704	4,452
Total liabilities	1,176,583	274,378
NET ASSETS	$264,100,530	$29,540,111
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$260,648,897	$34,365,321
Total distributable earnings (loss)	3,451,633	(4,825,210)
NET ASSETS	$264,100,530	$29,540,111
* Cost of investments in affiliated underlying funds	$282,134,192	$32,713,880
** Cost of investments in unaffiliated underlying funds	$19,203,047	$2,078,275
See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited) (continued)

	Voya Index Solution 2060 Portfolio	Voya Index Solution 2065 Portfolio
Class ADV
Net assets	$12,571,406	$2,803,222
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	931,202	274,162
Net asset value and redemption price per share	$13.50	$10.22
Class I
Net assets	$17,947,574	$2,047,005
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	1,297,976	199,373
Net asset value and redemption price per share	$13.83	$10.27
Class S
Net assets	$5,546,877	$1,755,025
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	406,615	171,398
Net asset value and redemption price per share	$13.64	$10.24
Class S2
Net assets	$1,952,438	$440,119
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	143,875	43,054
Net asset value and redemption price per share	$13.57	$10.22
Class Z
Net assets	$226,082,235	$22,494,740
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	16,116,025	2,182,863
Net asset value and redemption price per share	$14.03	$10.31
See Accompanying Notes to Financial Statements
8

STATEMENTS OF OPERATIONS for the six months ended June 30, 2022 (Unaudited)

	Voya Index Solution Income Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio	Voya Index Solution 2035 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$7,061,046	$10,641,880	$8,281,305	$13,857,055
Dividends from unaffiliated underlying funds	847,432	1,067,430	766,340	1,074,974
Total investment income	7,908,478	11,709,310	9,047,645	14,932,029
EXPENSES:
Investment management fees	888,451	1,266,969	902,438	1,401,390
Distribution and shareholder service fees:
Class ADV	217,095	387,531	106,395	372,390
Class S	146,739	142,841	18,417	121,467
Class S2	36,459	66,780	26,245	75,007
Transfer agent fees:
Class ADV	15,362	23,665	12,449	30,214
Class I	2,478	7,580	2,952	11,484
Class S	20,770	17,460	4,295	19,723
Class S2	3,223	5,093	3,839	7,604
Class Z	495	618	796	767
Shareholder reporting expense	1,736	2,727	1,406	3,258
Registration fees	—	784	1,899	1,955
Professional fees	23,160	33,295	22,625	36,200
Custody and accounting expense	28,405	40,365	29,865	43,440
Directors fees	10,475	15,186	10,809	16,885
Miscellaneous expense	29,495	43,002	28,365	39,565
Interest expense	1,344	60	40	39
Total expenses	1,425,687	2,053,956	1,172,835	2,181,388
Waived and reimbursed fees	(704,233)	(998,787)	(912,519)	(1,185,575)
Net expenses	721,454	1,055,169	260,316	995,813
Net investment income	7,187,024	10,654,141	8,787,329	13,936,216
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	10,035,465	17,582,011	15,305,703	30,716,770
Sale of affiliated funding agreements	159,463	173,181	87,587	—
Sale of unaffiliated underlying funds	4,539,936	597,406	(34,427)	1,950,185
Capital gain distributions from affiliated underlying funds	2,218,125	7,257,661	7,933,840	13,351,178
Futures	(465,776)	(638,210)	(447,672)	(693,513)
Net realized gain	16,487,213	24,972,049	22,845,031	45,324,620
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(124,742,957)	(222,468,158)	(176,132,927)	(309,039,125)
Affiliated funding agreements	393,133	494,986	289,119	—
Unaffiliated underlying funds	(14,957,542)	(16,554,943)	(11,373,104)	(18,155,599)
Futures	(106,185)	(157,506)	(112,787)	(179,235)
Net change in unrealized appreciation (depreciation)	(139,413,551)	(238,685,621)	(187,329,699)	(327,373,959)
Net realized and unrealized loss	(122,926,338)	(213,713,572)	(164,484,668)	(282,049,339)
Decrease in net assets resulting from operations	$(115,739,314)	$(203,059,431)	$(155,697,339)	$(268,113,123)
See Accompanying Notes to Financial Statements
9

STATEMENTS OF OPERATIONS for the six months ended June 30, 2022 (Unaudited)

	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio	Voya Index Solution 2055 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$7,774,928	$10,590,127	$5,779,070	$5,888,347
Dividends from unaffiliated underlying funds	607,710	771,264	372,487	382,444
Total investment income	8,382,638	11,361,391	6,151,557	6,270,791
EXPENSES:
Investment management fees	787,965	1,063,635	570,998	590,692
Distribution and shareholder service fees:
Class ADV	68,989	289,078	53,308	137,293
Class S	17,394	84,616	15,403	44,690
Class S2	8,271	55,762	7,587	38,185
Transfer agent fees:
Class ADV	10,456	29,169	12,057	28,625
Class I	3,536	12,614	6,141	20,262
Class S	5,278	17,084	6,956	18,622
Class S2	1,567	7,030	2,146	9,956
Class Z	859	684	395	548
Shareholder reporting expense	1,444	2,904	1,096	2,178
Registration fees	2,121	1,516	1,671	1,477
Professional fees	19,910	26,607	15,951	14,661
Custody and accounting expense	28,960	36,200	21,084	19,910
Directors fees	9,507	12,858	6,933	7,172
Miscellaneous expense	26,246	30,075	19,210	25,040
Interest expense	—	230	121	125
Total expenses	992,503	1,670,062	741,057	959,436
Waived and reimbursed fees	(821,509)	(912,881)	(598,697)	(553,212)
Net expenses	170,994	757,181	142,360	406,224
Net investment income	8,211,644	10,604,210	6,009,197	5,864,567
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	18,755,488	22,330,263	12,921,081	11,596,778
Sale of unaffiliated underlying funds	493,258	559,058	(7,269)	(14,743)
Capital gain distributions from affiliated underlying funds	8,233,082	11,489,273	6,732,003	6,898,884
Futures	(382,165)	2,534,775	1,403,695	1,432,839
Net realized gain	27,099,663	36,913,369	21,049,510	19,913,758
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(184,469,500)	(255,460,095)	(141,300,212)	(144,742,074)
Unaffiliated underlying funds	(9,474,279)	(12,273,715)	(5,890,996)	(6,079,408)
Futures	(100,746)	(217,437)	(118,247)	(122,269)
Net change in unrealized appreciation (depreciation)	(194,044,525)	(267,951,247)	(147,309,455)	(150,943,751)
Net realized and unrealized loss	(166,944,862)	(231,037,878)	(126,259,945)	(131,029,993)
Decrease in net assets resulting from operations	$(158,733,218)	$(220,433,668)	$(120,250,748)	$(125,165,426)
See Accompanying Notes to Financial Statements
10

STATEMENTS OF OPERATIONS for the six months ended June 30, 2022 (Unaudited)

	Voya Index Solution 2060 Portfolio	Voya Index Solution 2065 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$2,871,028	$269,342
Dividends from unaffiliated underlying funds	188,491	20,284
Total investment income	3,059,519	289,626
EXPENSES:
Investment management fees	284,475	26,362
Distribution and shareholder service fees:
Class ADV	34,480	4,589
Class S	9,187	2,066
Class S2	4,277	787
Transfer agent fees:
Class ADV	9,831	1,475
Class I	13,694	1,358
Class S	5,240	1,330
Class S2	1,526	316
Class Z	318	439
Shareholder reporting expense	1,428	189
Registration fees	1,328	327
Professional fees	8,742	2,001
Custody and accounting expense	12,250	4,895
Directors fees	3,454	316
Miscellaneous expense	11,795	5,301
Total expenses	402,025	51,751
Waived and reimbursed fees	(299,470)	(37,363)
Net expenses	102,555	14,388
Net investment income	2,956,964	275,238
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	4,988,493	(235,043)
Sale of unaffiliated underlying funds	—	(10,929)
Capital gain distributions from affiliated underlying funds	3,408,869	321,784
Futures	695,277	—
Net realized gain	9,092,639	75,812
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(69,720,577)	(5,712,306)
Unaffiliated underlying funds	(2,947,427)	(278,113)
Futures	(54,838)	—
Net change in unrealized appreciation (depreciation)	(72,722,842)	(5,990,419)
Net realized and unrealized loss	(63,630,203)	(5,914,607)
Decrease in net assets resulting from operations	$(60,673,239)	$(5,639,369)
See Accompanying Notes to Financial Statements
11

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution Income Portfolio		Voya Index Solution 2025 Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$7,187,024	$19,067,402	$10,654,141	$21,458,627
Net realized gain	16,487,213	70,916,312	24,972,049	114,385,765
Net change in unrealized appreciation (depreciation)	(139,413,551)	(32,018,677)	(238,685,621)	(3,615,805)
Increase (decrease) in net assets resulting from operations	(115,739,314)	57,965,037	(203,059,431)	132,228,587
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(3,839,468)	—	(10,806,715)
Class I	—	(771,721)	—	(3,537,550)
Class S	—	(5,555,663)	—	(8,623,634)
Class S2	—	(756,222)	—	(2,347,558)
Class Z	—	(28,759,436)	—	(56,670,753)
Total distributions	—	(39,682,510)	—	(81,986,210)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	26,236,626	75,963,411	67,512,402	153,227,809
Reinvestment of distributions	—	39,682,510	—	81,986,210
	26,236,626	115,645,921	67,512,402	235,214,019
Cost of shares redeemed	(90,424,443)	(196,133,245)	(103,483,454)	(188,594,277)
Net increase (decrease) in net assets resulting from capital share transactions	(64,187,817)	(80,487,324)	(35,971,052)	46,619,742
Net increase (decrease) in net assets	(179,927,131)	(62,204,797)	(239,030,483)	96,862,119
NET ASSETS:
Beginning of year or period	931,878,499	994,083,296	1,334,514,585	1,237,652,466
End of year or period	$751,951,368	$931,878,499	$1,095,484,102	$1,334,514,585
See Accompanying Notes to Financial Statements
12

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution 2030 Portfolio		Voya Index Solution 2035 Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$8,787,329	$14,881,340	$13,936,216	$20,841,145
Net realized gain	22,845,031	76,403,831	45,324,620	137,616,081
Net change in unrealized appreciation (depreciation)	(187,329,699)	10,761,882	(327,373,959)	23,152,393
Increase (decrease) in net assets resulting from operations	(155,697,339)	102,047,053	(268,113,123)	181,609,619
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(2,288,149)	—	(9,891,643)
Class I	—	(506,369)	—	(3,819,146)
Class S	—	(895,282)	—	(6,800,155)
Class S2	—	(642,134)	—	(2,812,027)
Class Z	—	(39,398,935)	—	(61,202,550)
Total distributions	—	(43,730,869)	—	(84,525,521)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	53,529,243	143,922,966	101,606,998	175,092,134
Reinvestment of distributions	—	43,730,869	—	84,525,521
	53,529,243	187,653,835	101,606,998	259,617,655
Cost of shares redeemed	(54,090,199)	(82,201,435)	(74,610,919)	(143,063,124)
Net increase (decrease) in net assets resulting from capital share transactions	(560,956)	105,452,400	26,996,079	116,554,531
Net increase (decrease) in net assets	(156,258,295)	163,768,584	(241,117,044)	213,638,629
NET ASSETS:
Beginning of year or period	943,325,563	779,556,979	1,470,832,218	1,257,193,589
End of year or period	$787,067,268	$943,325,563	$1,229,715,174	$1,470,832,218
See Accompanying Notes to Financial Statements
13

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution 2040 Portfolio		Voya Index Solution 2045 Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$8,211,644	$11,455,407	$10,604,210	$14,144,594
Net realized gain	27,099,663	76,970,289	36,913,369	118,254,184
Net change in unrealized appreciation (depreciation)	(194,044,525)	22,881,192	(267,951,247)	36,282,129
Increase (decrease) in net assets resulting from operations	(158,733,218)	111,306,888	(220,433,668)	168,680,907
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,250,768)	—	(7,176,007)
Class I	—	(417,084)	—	(2,972,561)
Class S	—	(683,959)	—	(4,580,764)
Class S2	—	(231,822)	—	(1,610,486)
Class Z	—	(32,448,073)	—	(42,981,726)
Total distributions	—	(35,031,706)	—	(59,321,544)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	68,074,395	132,447,571	79,886,235	137,700,779
Reinvestment of distributions	—	35,031,706	—	59,321,544
	68,074,395	167,479,277	79,886,235	197,022,323
Cost of shares redeemed	(31,395,515)	(54,186,808)	(62,135,934)	(107,534,231)
Net increase in net assets resulting from capital share transactions	36,678,880	113,292,469	17,750,301	89,488,092
Net increase (decrease) in net assets	(122,054,338)	189,567,651	(202,683,367)	198,847,455
NET ASSETS:
Beginning of year or period	819,926,671	630,359,020	1,127,806,979	928,959,524
End of year or period	$697,872,333	$819,926,671	$925,123,612	$1,127,806,979
See Accompanying Notes to Financial Statements
14

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution 2050 Portfolio		Voya Index Solution 2055 Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$6,009,197	$7,537,763	$5,864,567	$7,290,257
Net realized gain	21,049,510	57,470,532	19,913,758	61,995,877
Net change in unrealized appreciation (depreciation)	(147,309,455)	19,814,397	(150,943,751)	20,077,154
Increase (decrease) in net assets resulting from operations	(120,250,748)	84,822,692	(125,165,426)	89,363,288
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(838,663)	—	(2,706,151)
Class I	—	(428,229)	—	(1,828,389)
Class S	—	(589,859)	—	(2,098,710)
Class S2	—	(154,127)	—	(961,382)
Class Z	—	(19,735,291)	—	(18,962,412)
Total distributions	—	(21,746,169)	—	(26,557,044)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	60,306,817	107,713,612	66,214,269	111,457,278
Reinvestment of distributions	—	21,746,169	—	26,557,044
	60,306,817	129,459,781	66,214,269	138,014,322
Cost of shares redeemed	(20,122,805)	(40,985,486)	(36,025,519)	(55,192,501)
Net increase in net assets resulting from capital share transactions	40,184,012	88,474,295	30,188,750	82,821,821
Net increase (decrease) in net assets	(80,066,736)	151,550,818	(94,976,676)	145,628,065
NET ASSETS:
Beginning of year or period	594,891,350	443,340,532	620,777,915	475,149,850
End of year or period	$514,824,614	$594,891,350	$525,801,239	$620,777,915
See Accompanying Notes to Financial Statements
15

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Solution 2060 Portfolio		Voya Index Solution 2065 Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$2,956,964	$3,448,734	$275,238	$191,822
Net realized gain	9,092,639	28,410,564	75,812	1,228,739
Net change in unrealized appreciation (depreciation)	(72,722,842)	8,020,582	(5,990,419)	325,712
Increase (decrease) in net assets resulting from operations	(60,673,239)	39,879,880	(5,639,369)	1,746,273
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(391,665)	—	(102,873)
Class I	—	(589,841)	—	(91,623)
Class S	—	(298,973)	—	(103,041)
Class S2	—	(74,446)	—	(27,062)
Class Z	—	(7,315,564)	—	(1,042,492)
Total distributions	—	(8,670,489)	—	(1,367,091)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	47,340,313	79,342,429	17,415,407	17,085,615
Reinvestment of distributions	—	8,670,489	—	1,367,091
	47,340,313	88,012,918	17,415,407	18,452,706
Cost of shares redeemed	(13,650,755)	(23,039,438)	(3,423,532)	(2,114,217)
Net increase in net assets resulting from capital share transactions	33,689,558	64,973,480	13,991,875	16,338,489
Net increase (decrease) in net assets	(26,983,681)	96,182,871	8,352,506	16,717,671
NET ASSETS:
Beginning of year or period	291,084,211	194,901,340	21,187,605	4,469,934
End of year or period	$264,100,530	$291,084,211	$29,540,111	$21,187,605

See Accompanying Notes to Financial Statements
16

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution Income Portfolio
Class ADV
06-30-22+	11.45	0.06•	(1.56)	(1.50)	—	—	—	—	—	9.95	(13.10)	0.77	0.76	0.76	1.14	79,042	25
12-31-21	11.27	0.16•	0.47	0.63	0.16	0.29	—	0.45	—	11.45	5.62	0.80	0.74	0.74	1.40	96,649	30
12-31-20	10.54	0.20•	0.91	1.11	0.17	0.21	—	0.38	—	11.27	10.74	0.79	0.74	0.74	1.85	104,557	45
12-31-19	9.66	0.16•	1.05	1.21	0.18	0.15	—	0.33	—	10.54	12.62	0.76	0.74	0.74	1.52	81,027	38
12-31-18	10.34	0.16•	(0.51)	(0.35)	0.17	0.16	—	0.33	—	9.66	(3.50)	0.77	0.71	0.71	1.59	87,697	38
12-31-17	9.71	0.16•	0.68	0.84	0.16	0.05	—	0.21	—	10.34	8.69	0.76	0.68	0.68	1.64	110,507	32
Class I
06-30-22+	11.78	0.09•	(1.60)	(1.51)	—	—	—	—	—	10.27	(12.82)	0.27	0.26	0.26	1.64	12,911	25
12-31-21	11.58	0.22•	0.48	0.70	0.21	0.29	—	0.50	—	11.78	6.09	0.30	0.24	0.24	1.87	15,867	30
12-31-20	10.82	0.25•	0.95	1.20	0.23	0.21	—	0.44	—	11.58	11.32	0.29	0.24	0.24	2.31	20,513	45
12-31-19	9.92	0.21•	1.08	1.29	0.24	0.15	—	0.39	—	10.82	13.16	0.26	0.24	0.24	2.02	18,653	38
12-31-18	10.62	0.23	(0.54)	(0.31)	0.23	0.16	—	0.39	—	9.92	(3.04)	0.27	0.21	0.21	2.11	21,140	38
12-31-17	9.96	0.22•	0.71	0.93	0.22	0.05	—	0.27	—	10.62	9.36	0.26	0.18	0.18	2.11	22,916	32
Class S
06-30-22+	11.65	0.07•	(1.58)	(1.51)	—	—	—	—	—	10.14	(12.96)	0.52	0.51	0.51	1.39	106,625	25
12-31-21	11.46	0.19•	0.47	0.66	0.18	0.29	—	0.47	—	11.65	5.81	0.55	0.49	0.49	1.65	131,694	30
12-31-20	10.71	0.23	0.93	1.16	0.20	0.21	—	0.41	—	11.46	11.05	0.54	0.49	0.49	2.10	147,405	45
12-31-19	9.82	0.19•	1.06	1.25	0.21	0.15	—	0.36	—	10.71	12.88	0.51	0.49	0.49	1.78	136,385	38
12-31-18	10.51	0.19•	(0.52)	(0.33)	0.20	0.16	—	0.36	—	9.82	(3.25)	0.52	0.46	0.46	1.84	140,647	38
12-31-17	9.86	0.19•	0.70	0.89	0.19	0.05	—	0.24	—	10.51	9.06	0.51	0.43	0.43	1.89	168,730	32
Class S2
06-30-22+	11.36	0.07•	(1.55)	(1.48)	—	—	—	—	—	9.88	(13.03)	0.67	0.66	0.66	1.25	16,729	25
12-31-21	11.20	0.17•	0.47	0.64	0.19	0.29	—	0.48	—	11.36	5.69	0.70	0.64	0.64	1.50	18,519	30
12-31-20	10.48	0.21•	0.90	1.11	0.18	0.21	—	0.39	—	11.20	10.79	0.69	0.64	0.64	1.99	16,526	45
12-31-19	9.61	0.16•	1.05	1.21	0.19	0.15	—	0.34	—	10.48	12.70	0.66	0.64	0.64	1.55	8,387	38
12-31-18	10.29	0.19•	(0.52)	(0.33)	0.19	0.16	—	0.35	—	9.61	(3.39)	0.67	0.61	0.61	1.85	16,240	38
12-31-17	9.66	0.18•	0.68	0.86	0.18	0.05	—	0.23	—	10.29	8.89	0.66	0.58	0.58	1.75	12,928	32
Class Z
06-30-22+	11.96	0.10•	(1.62)	(1.52)	—	—	—	—	—	10.44	(12.71)	0.24	0.00*	0.00*	1.90	536,645	25
12-31-21	11.72	0.25•	0.50	0.75	0.22	0.29	—	0.51	—	11.96	6.41	0.26	0.00*	0.00*	2.14	669,150	30
12-31-20	10.93	0.30•	0.93	1.23	0.23	0.21	—	0.44	—	11.72	11.48	0.25	0.00*	0.00*	2.66	705,082	45
12-31-19	9.99	0.25•	1.08	1.33	0.24	0.15	—	0.39	—	10.93	13.47	0.26	0.00*	0.00*	2.32	230,574	38
12-31-18	10.67	0.24•	(0.53)	(0.29)	0.23	0.16	—	0.39	—	9.99	(2.83)	0.27	0.00*	0.00*	2.33	178,763	38
12-31-17	9.99	0.25•	0.70	0.95	0.22	0.05	—	0.27	—	10.67	9.54	0.26	0.00*	0.00*	2.45	169,194	32

See Accompanying Notes to Financial Statements
17

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2025 Portfolio
Class ADV
06-30-22+	12.53	0.07•	(2.03)	(1.96)	—	—	—	—	—	10.57	(15.64)	0.76	0.75	0.75	1.16	137,846	27
12-31-21	12.08	0.13•	1.09	1.22	0.22	0.55	—	0.77	—	12.53	10.20	0.79	0.74	0.74	1.07	176,976	40
12-31-20	11.22	0.19•	1.17	1.36	0.17	0.33	—	0.50	—	12.08	12.50	0.79	0.74	0.74	1.70	186,131	50
12-31-19	9.99	0.17•	1.61	1.78	0.16	0.39	—	0.55	—	11.22	18.15	0.75	0.72	0.72	1.55	193,477	28
12-31-18	10.94	0.17•	(0.73)	(0.56)	0.14	0.25	—	0.39	—	9.99	(5.37)	0.76	0.70	0.70	1.53	196,102	35
12-31-17	9.89	0.15•	1.25	1.40	0.14	0.21	—	0.35	—	10.94	14.32	0.76	0.68	0.68	1.44	232,790	32
Class I
06-30-22+	12.88	0.10•	(2.08)	(1.98)	—	—	—	—	—	10.90	(15.37)	0.26	0.25	0.25	1.71	46,744	27
12-31-21	12.40	0.20•	1.11	1.31	0.28	0.55	—	0.83	—	12.88	10.70	0.29	0.24	0.24	1.56	53,067	40
12-31-20	11.51	0.24•	1.21	1.45	0.23	0.33	—	0.56	—	12.40	13.05	0.29	0.24	0.24	2.13	52,341	50
12-31-19	10.24	0.23•	1.65	1.88	0.22	0.39	—	0.61	—	11.51	18.78	0.25	0.22	0.22	2.07	60,504	28
12-31-18	11.21	0.23	(0.76)	(0.53)	0.19	0.25	—	0.44	—	10.24	(4.94)	0.26	0.20	0.20	2.06	56,645	35
12-31-17	10.13	0.21•	1.27	1.48	0.19	0.21	—	0.40	—	11.21	14.84	0.26	0.18	0.18	1.94	60,664	32
Class S
06-30-22+	12.72	0.08•	(2.05)	(1.97)	—	—	—	—	—	10.75	(15.49)	0.51	0.50	0.50	1.39	96,245	27
12-31-21	12.26	0.17•	1.09	1.26	0.25	0.55	—	0.80	—	12.72	10.42	0.54	0.49	0.49	1.33	134,629	40
12-31-20	11.38	0.24	1.17	1.41	0.20	0.33	—	0.53	—	12.26	12.83	0.54	0.49	0.49	1.97	135,558	50
12-31-19	10.13	0.21	1.62	1.83	0.19	0.39	—	0.58	—	11.38	18.46	0.50	0.47	0.47	1.82	133,118	28
12-31-18	11.09	0.19•	(0.74)	(0.55)	0.16	0.25	—	0.41	—	10.13	(5.17)	0.51	0.45	0.45	1.78	120,905	35
12-31-17	10.02	0.18•	1.26	1.44	0.16	0.21	—	0.37	—	11.09	14.62	0.51	0.43	0.43	1.69	149,827	32
Class S2
06-30-22+	12.45	0.07•	(2.01)	(1.94)	—	—	—	—	—	10.51	(15.58)	0.66	0.65	0.65	1.28	30,001	27
12-31-21	12.02	0.14•	1.07	1.21	0.23	0.55	—	0.79	—	12.45	10.24	0.69	0.64	0.64	1.17	36,074	40
12-31-20	11.17	0.20•	1.18	1.38	0.20	0.33	—	0.53	—	12.02	12.71	0.69	0.64	0.64	1.85	36,080	50
12-31-19	9.96	0.18•	1.60	1.78	0.18	0.39	—	0.57	—	11.17	18.23	0.65	0.62	0.62	1.70	32,859	28
12-31-18	10.90	0.17•	(0.72)	(0.55)	0.14	0.25	—	0.39	—	9.96	(5.29)	0.66	0.60	0.60	1.61	26,038	35
12-31-17	9.86	0.16•	1.24	1.40	0.15	0.21	—	0.36	—	10.90	14.41	0.66	0.58	0.58	1.55	34,197	32
Class Z
06-30-22+	13.09	0.12•	(2.13)	(2.01)	—	—	—	—	—	11.08	(15.36)	0.23	0.00*	0.00*	1.95	784,647	27
12-31-21	12.56	0.24•	1.12	1.36	0.28	0.55	—	0.84	—	13.09	11.03	0.25	0.00*	0.00*	1.83	933,768	40
12-31-20	11.62	0.29•	1.21	1.50	0.23	0.33	—	0.56	—	12.56	13.36	0.24	0.00*	0.00*	2.49	827,543	50
12-31-19	10.31	0.26•	1.66	1.92	0.22	0.39	—	0.61	—	11.62	19.04	0.25	0.00*	0.00*	2.35	685,495	28
12-31-18	11.26	0.26•	(0.77)	(0.51)	0.19	0.25	—	0.44	—	10.31	(4.74)	0.26	0.00*	0.00*	2.31	452,255	35
12-31-17	10.16	0.25•	1.25	1.50	0.19	0.21	—	0.40	—	11.26	15.00	0.26	0.00*	0.00*	2.31	371,838	32

See Accompanying Notes to Financial Statements
18

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2030 Portfolio
Class ADV
06-30-22+	18.37	0.11•	(3.19)	(3.08)	—	—	—	—	—	15.29	(16.77)	0.79	0.74	0.74	1.36	38,461	29
12-31-21	17.23	0.18•	1.84	2.02	0.29	0.59	—	0.87	—	18.37	11.80	0.81	0.74	0.74	1.00	46,915	41
12-31-20	15.89	0.26•	1.77	2.03	0.23	0.46	—	0.69	—	17.23	13.22	0.83	0.74	0.74	1.69	42,311	45
12-31-19	13.81	0.23•	2.53	2.76	0.20	0.48	—	0.68	—	15.89	20.35	0.74	0.73	0.73	1.55	36,621	29
12-31-18	15.28	0.24•	(1.21)	(0.97)	0.15	0.35	—	0.50	—	13.81	(6.60)	0.75	0.70	0.70	1.61	27,143	33
12-31-17	13.22	0.21•	1.98	2.19	0.05	0.08	—	0.13	—	15.28	16.62	0.76	0.69	0.69	1.48	20,939	32
Class I
06-30-22+	19.02	0.17•	(3.32)	(3.15)	—	—	—	—	—	15.87	(16.56)	0.29	0.24	0.24	1.94	9,886	29
12-31-21	17.78	0.28•	1.90	2.18	0.35	0.59	—	0.94	—	19.02	12.40	0.31	0.24	0.24	1.51	10,579	41
12-31-20	16.37	0.34•	1.82	2.16	0.29	0.46	—	0.75	—	17.78	13.72	0.33	0.24	0.24	2.13	9,372	45
12-31-19	14.19	0.31•	2.61	2.92	0.26	0.48	—	0.74	—	16.37	21.02	0.24	0.23	0.23	2.01	8,674	29
12-31-18	15.65	0.31•	(1.23)	(0.92)	0.19	0.35	—	0.54	—	14.19	(6.11)	0.25	0.20	0.20	2.03	6,304	33
12-31-17	13.50	0.31•	1.99	2.30	0.07	0.08	—	0.15	—	15.65	17.14	0.26	0.19	0.19	2.10	4,953	32
Class S
06-30-22+	18.85	0.13•	(3.27)	(3.14)	—	—	—	—	—	15.71	(16.66)	0.54	0.49	0.49	1.54	11,377	29
12-31-21	17.63	0.23•	1.90	2.13	0.32	0.59	—	0.90	—	18.85	12.18	0.56	0.49	0.49	1.24	20,843	41
12-31-20	16.24	0.31•	1.79	2.10	0.25	0.46	—	0.71	—	17.63	13.45	0.58	0.49	0.49	1.96	17,414	45
12-31-19	14.09	0.28•	2.58	2.86	0.23	0.48	—	0.71	—	16.24	20.67	0.49	0.48	0.48	1.79	14,570	29
12-31-18	15.56	0.28	(1.24)	(0.96)	0.16	0.35	—	0.51	—	14.09	(6.40)	0.50	0.45	0.45	1.77	11,224	33
12-31-17	13.44	0.27•	1.99	2.26	0.06	0.08	—	0.14	—	15.56	16.91	0.51	0.44	0.44	1.82	12,320	32
Class S2
06-30-22+	18.51	0.12•	(3.22)	(3.10)	—	—	—	—	—	15.41	(16.75)	0.69	0.64	0.64	1.46	12,544	29
12-31-21	17.35	0.20•	1.87	2.07	0.32	0.59	—	0.90	—	18.51	12.01	0.71	0.64	0.64	1.12	14,118	41
12-31-20	16.02	0.31•	1.73	2.04	0.25	0.46	—	0.71	—	17.35	13.26	0.73	0.64	0.64	1.96	10,670	45
12-31-19	13.94	0.27•	2.53	2.80	0.24	0.48	—	0.72	—	16.02	20.50	0.64	0.63	0.63	1.77	5,688	29
12-31-18	15.37	0.26•	(1.22)	(0.96)	0.12	0.35	—	0.47	—	13.94	(6.47)	0.65	0.60	0.60	1.74	2,239	33
12-31-17	13.29	0.22•	1.99	2.21	0.05	0.08	—	0.13	—	15.37	16.69	0.66	0.59	0.59	1.54	1,800	32
Class Z
06-30-22+	19.25	0.18•	(3.35)	(3.17)	—	—	—	—	—	16.08	(16.47)	0.23	0.00*	0.00*	2.11	714,800	29
12-31-21	17.96	0.33•	1.92	2.25	0.37	0.59	—	0.95	—	19.25	12.64	0.25	0.00*	0.00*	1.76	850,871	41
12-31-20	16.48	0.40•	1.83	2.23	0.29	0.46	—	0.75	—	17.96	14.06	0.24	0.00*	0.00*	2.45	699,789	45
12-31-19	14.26	0.36•	2.60	2.96	0.26	0.48	—	0.74	—	16.48	21.20	0.24	0.00*	0.00*	2.30	558,381	29
12-31-18	15.69	0.36•	(1.25)	(0.89)	0.19	0.35	—	0.54	—	14.26	(5.90)	0.25	0.00*	0.00*	2.29	348,273	33
12-31-17	13.51	0.35•	1.98	2.33	0.07	0.08	—	0.15	—	15.69	17.35	0.26	0.00*	0.00*	2.36	267,328	32

See Accompanying Notes to Financial Statements
19

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2035 Portfolio
Class ADV
06-30-22+	13.59	0.09•	(2.57)	(2.48)	—	—	—	—	—	11.11	(18.25)	0.77	0.74	0.74	1.44	129,966	22
12-31-21	12.69	0.12•	1.58	1.70	0.19	0.61	—	0.80	—	13.59	13.56	0.80	0.74	0.74	0.89	169,629	38
12-31-20	11.72	0.18•	1.37	1.55	0.16	0.42	—	0.58	—	12.69	13.85	0.80	0.74	0.74	1.58	172,517	45
12-31-19	10.14	0.17•	2.00	2.17	0.15	0.44	—	0.59	—	11.72	21.91	0.74	0.73	0.73	1.51	186,455	28
12-31-18	11.34	0.16•	(0.94)	(0.78)	0.13	0.29	—	0.42	—	10.14	(7.26)	0.75	0.70	0.70	1.45	176,145	33
12-31-17	9.98	0.15•	1.61	1.76	0.13	0.27	—	0.40	—	11.34	17.95	0.76	0.68	0.68	1.37	215,074	25
Class I
06-30-22+	14.03	0.13•	(2.67)	(2.54)	—	—	—	—	—	11.49	(18.10)	0.27	0.24	0.24	2.00	52,950	22
12-31-21	13.07	0.19•	1.64	1.83	0.26	0.61	—	0.87	—	14.03	14.17	0.30	0.24	0.24	1.40	60,969	38
12-31-20	12.06	0.23•	1.43	1.66	0.23	0.42	—	0.65	—	13.07	14.41	0.30	0.24	0.24	2.01	54,401	45
12-31-19	10.42	0.24	2.05	2.29	0.21	0.44	—	0.65	—	12.06	22.58	0.24	0.23	0.23	2.00	64,433	28
12-31-18	11.65	0.22	(0.98)	(0.76)	0.18	0.29	—	0.47	—	10.42	(6.86)	0.25	0.20	0.20	1.99	55,982	33
12-31-17	10.23	0.20	1.68	1.88	0.19	0.27	—	0.46	—	11.65	18.65	0.26	0.18	0.18	1.89	58,021	25
Class S
06-30-22+	13.83	0.10•	(2.62)	(2.52)	—	—	—	—	—	11.31	(18.22)	0.52	0.49	0.49	1.63	82,098	22
12-31-21	12.90	0.16•	1.61	1.77	0.23	0.61	—	0.84	—	13.83	13.87	0.55	0.49	0.49	1.16	114,671	38
12-31-20	11.91	0.23	1.37	1.60	0.19	0.42	—	0.61	—	12.90	14.12	0.55	0.49	0.49	1.86	112,188	45
12-31-19	10.29	0.21	2.03	2.24	0.18	0.44	—	0.62	—	11.91	22.36	0.49	0.48	0.48	1.76	110,305	28
12-31-18	11.51	0.19•	(0.97)	(0.78)	0.15	0.29	—	0.44	—	10.29	(7.12)	0.50	0.45	0.45	1.70	96,259	33
12-31-17	10.11	0.17•	1.66	1.83	0.16	0.27	—	0.43	—	11.51	18.39	0.51	0.43	0.43	1.61	121,702	25
Class S2
06-30-22+	13.54	0.10•	(2.57)	(2.47)	—	—	—	—	—	11.07	(18.24)	0.67	0.64	0.64	1.59	33,701	22
12-31-21	12.66	0.13•	1.58	1.71	0.22	0.61	—	0.83	—	13.54	13.65	0.70	0.64	0.64	0.96	40,801	38
12-31-20	11.71	0.20•	1.36	1.56	0.19	0.42	—	0.61	—	12.66	13.93	0.70	0.64	0.64	1.79	41,739	45
12-31-19	10.13	0.18•	2.00	2.18	0.16	0.44	—	0.60	—	11.71	22.09	0.64	0.63	0.63	1.62	33,877	28
12-31-18	11.32	0.17•	(0.94)	(0.77)	0.13	0.29	—	0.42	—	10.13	(7.14)	0.65	0.60	0.60	1.52	29,751	33
12-31-17	9.96	0.16	1.62	1.78	0.15	0.27	—	0.42	—	11.32	18.14	0.66	0.58	0.58	1.50	37,316	25
Class Z
06-30-22+	14.27	0.14•	(2.71)	(2.57)	—	—	—	—	—	11.70	(18.01)	0.23	0.00*	0.00*	2.24	930,999	22
12-31-21	13.26	0.23•	1.66	1.89	0.27	0.61	—	0.88	—	14.27	14.41	0.24	0.00*	0.00*	1.67	1,084,762	38
12-31-20	12.20	0.28•	1.43	1.71	0.23	0.42	—	0.65	—	13.26	14.66	0.24	0.00*	0.00*	2.40	876,349	45
12-31-19	10.51	0.27•	2.07	2.34	0.21	0.44	—	0.65	—	12.20	22.88	0.24	0.00*	0.00*	2.31	688,542	28
12-31-18	11.72	0.26•	(1.00)	(0.74)	0.18	0.29	—	0.47	—	10.51	(6.64)	0.25	0.00*	0.00*	2.24	412,024	33
12-31-17	10.27	0.25•	1.66	1.91	0.19	0.27	—	0.46	—	11.72	18.88	0.26	0.00*	0.00*	2.26	327,540	25

See Accompanying Notes to Financial Statements
20

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2040 Portfolio
Class ADV
06-30-22+	20.52	0.14•	(4.08)	(3.94)	—	—	—	—	—	16.58	(19.20)	0.81	0.74	0.74	1.52	25,870	20
12-31-21	18.49	0.16•	2.76	2.92	0.25	0.64	—	0.89	—	20.52	15.95	0.84	0.74	0.74	0.83	28,989	35
12-31-20	16.81	0.27	2.16	2.43	0.22	0.53	—	0.75	—	18.49	15.08	0.86	0.74	0.74	1.62	26,276	32
12-31-19	14.29	0.24•	3.01	3.25	0.19	0.54	—	0.73	—	16.81	23.19	0.74	0.73	0.73	1.48	24,422	23
12-31-18	16.00	0.23•	(1.45)	(1.22)	0.13	0.36	—	0.49	—	14.29	(7.94)	0.75	0.71	0.71	1.48	15,441	30
12-31-17	13.57	0.21•	2.36	2.57	0.05	0.09	—	0.14	—	16.00	19.05	0.77	0.68	0.68	1.44	11,117	29
Class I
06-30-22+	21.19	0.19•	(4.21)	(4.02)	—	—	—	—	—	17.17	(18.97)	0.31	0.24	0.24	2.01	9,010	20
12-31-21	19.04	0.28•	2.85	3.13	0.34	0.64	—	0.97	—	21.19	16.58	0.34	0.24	0.24	1.35	9,660	35
12-31-20	17.28	0.37•	2.21	2.58	0.29	0.53	—	0.82	—	19.04	15.62	0.36	0.24	0.24	2.20	7,830	32
12-31-19	14.65	0.32•	3.09	3.41	0.24	0.54	—	0.78	—	17.28	23.82	0.24	0.23	0.23	1.95	5,832	23
12-31-18	16.36	0.32•	(1.50)	(1.18)	0.17	0.36	—	0.53	—	14.65	(7.53)	0.25	0.21	0.21	1.97	3,952	30
12-31-17	13.82	0.32•	2.38	2.70	0.07	0.09	—	0.16	—	16.36	19.68	0.27	0.18	0.18	2.12	2,612	29
Class S
06-30-22+	21.12	0.15•	(4.18)	(4.03)	—	—	—	—	—	17.09	(19.08)	0.56	0.49	0.49	1.56	11,129	20
12-31-21	18.99	0.23•	2.84	3.07	0.30	0.64	—	0.93	—	21.12	16.30	0.59	0.49	0.49	1.12	16,775	35
12-31-20	17.24	0.32•	2.21	2.53	0.25	0.53	—	0.78	—	18.99	15.34	0.61	0.49	0.49	1.94	13,728	32
12-31-19	14.62	0.28•	3.09	3.37	0.21	0.54	—	0.75	—	17.24	23.53	0.49	0.48	0.48	1.71	11,372	23
12-31-18	16.33	0.26	(1.47)	(1.21)	0.14	0.36	—	0.50	—	14.62	(7.73)	0.50	0.46	0.46	1.64	7,981	30
12-31-17	13.82	0.25•	2.41	2.66	0.06	0.09	—	0.15	—	16.33	19.39	0.52	0.43	0.43	1.64	8,832	29
Class S2
06-30-22+	20.73	0.15•	(4.12)	(3.97)	—	—	—	—	—	16.76	(19.15)	0.71	0.64	0.64	1.63	3,796	20
12-31-21	18.68	0.18•	2.80	2.98	0.29	0.64	—	0.93	—	20.73	16.09	0.74	0.64	0.64	0.89	4,354	35
12-31-20	16.98	0.31•	2.16	2.47	0.24	0.53	—	0.77	—	18.68	15.17	0.76	0.64	0.64	1.89	4,557	32
12-31-19	14.42	0.24•	3.06	3.30	0.20	0.54	—	0.74	—	16.98	23.36	0.64	0.63	0.63	1.51	2,896	23
12-31-18	16.13	0.23•	(1.46)	(1.23)	0.12	0.36	—	0.48	—	14.42	(7.90)	0.65	0.61	0.61	1.47	1,905	30
12-31-17	13.67	0.23•	2.38	2.61	0.06	0.09	—	0.15	—	16.13	19.21	0.67	0.58	0.58	1.50	1,688	29
Class Z
06-30-22+	21.49	0.21•	(4.27)	(4.06)	—	—	—	—	—	17.43	(18.89)	0.23	0.00*	0.00*	2.22	648,068	20
12-31-21	19.27	0.33•	2.89	3.22	0.36	0.64	—	0.99	—	21.49	16.86	0.24	0.00*	0.00*	1.60	760,148	35
12-31-20	17.43	0.41•	2.25	2.66	0.29	0.53	—	0.82	—	19.27	15.96	0.23	0.00*	0.00*	2.41	577,969	32
12-31-19	14.74	0.37•	3.10	3.47	0.24	0.54	—	0.78	—	17.43	24.08	0.24	0.00*	0.00*	2.25	426,037	23
12-31-18	16.42	0.36•	(1.51)	(1.15)	0.17	0.36	—	0.53	—	14.74	(7.32)	0.25	0.00*	0.00*	2.22	243,229	30
12-31-17	13.85	0.34•	2.39	2.73	0.07	0.09	—	0.16	—	16.42	19.86	0.27	0.00*	0.00*	2.21	169,065	29

See Accompanying Notes to Financial Statements
21

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2045 Portfolio
Class ADV
06-30-22+	14.77	0.10•	(3.00)	(2.90)	—	—	—	—	—	11.87	(19.63)	0.78	0.74	0.74	1.44	98,844	19
12-31-21	13.31	0.11•	2.16	2.27	0.19	0.62	—	0.81	—	14.77	17.25	0.81	0.74	0.74	0.73	132,543	38
12-31-20	12.17	0.18•	1.58	1.76	0.15	0.47	—	0.62	—	13.31	15.23	0.81	0.74	0.74	1.54	129,548	34
12-31-19	10.38	0.16•	2.29	2.45	0.14	0.52	—	0.66	—	12.17	24.29	0.73	0.73	0.73	1.39	134,331	24
12-31-18	11.79	0.15•	(1.13)	(0.98)	0.11	0.32	—	0.43	—	10.38	(8.70)	0.74	0.72	0.72	1.31	122,905	31
12-31-17	10.22	0.13•	1.88	2.01	0.12	0.32	—	0.44	—	11.79	19.96	0.75	0.69	0.69	1.20	148,205	25
Class I
06-30-22+	15.37	0.14•	(3.13)	(2.99)	—	—	—	—	—	12.38	(19.45)	0.28	0.24	0.24	1.99	45,837	19
12-31-21	13.81	0.19•	2.24	2.43	0.25	0.62	—	0.87	—	15.37	17.86	0.31	0.24	0.24	1.25	54,110	38
12-31-20	12.61	0.23•	1.66	1.89	0.22	0.47	—	0.69	—	13.81	15.78	0.31	0.24	0.24	1.92	46,883	34
12-31-19	10.74	0.22	2.38	2.60	0.21	0.52	—	0.73	—	12.61	24.89	0.23	0.23	0.23	1.89	53,784	24
12-31-18	12.17	0.22	(1.16)	(0.94)	0.17	0.32	—	0.49	—	10.74	(8.16)	0.24	0.22	0.22	1.84	43,658	31
12-31-17	10.54	0.20•	1.93	2.13	0.18	0.32	—	0.50	—	12.17	20.48	0.25	0.19	0.19	1.76	48,317	25
Class S
06-30-22+	15.09	0.11•	(3.06)	(2.95)	—	—	—	—	—	12.14	(19.55)	0.53	0.49	0.49	1.57	53,871	19
12-31-21	13.58	0.15•	2.20	2.35	0.22	0.62	—	0.84	—	15.09	17.56	0.56	0.49	0.49	1.02	84,023	38
12-31-20	12.41	0.23	1.60	1.83	0.19	0.47	—	0.66	—	13.58	15.49	0.56	0.49	0.49	1.80	77,113	34
12-31-19	10.58	0.20	2.33	2.53	0.18	0.52	—	0.70	—	12.41	24.55	0.48	0.48	0.48	1.64	74,022	24
12-31-18	12.00	0.18•	(1.14)	(0.96)	0.14	0.32	—	0.46	—	10.58	(8.44)	0.49	0.47	0.47	1.53	65,002	31
12-31-17	10.40	0.17	1.90	2.07	0.15	0.32	—	0.47	—	12.00	20.21	0.50	0.44	0.44	1.46	87,386	25
Class S2
06-30-22+	14.76	0.11•	(3.00)	(2.89)	—	—	—	—	—	11.87	(19.58)	0.68	0.64	0.64	1.61	25,177	19
12-31-21	13.32	0.12•	2.15	2.27	0.21	0.62	—	0.83	—	14.76	17.28	0.71	0.64	0.64	0.85	29,628	38
12-31-20	12.19	0.20•	1.58	1.78	0.18	0.47	—	0.65	—	13.32	15.35	0.71	0.64	0.64	1.72	25,318	34
12-31-19	10.41	0.16	2.30	2.46	0.16	0.52	—	0.68	—	12.19	24.34	0.63	0.63	0.63	1.50	20,384	24
12-31-18	11.80	0.16•	(1.12)	(0.96)	0.11	0.32	—	0.43	—	10.41	(8.52)	0.64	0.62	0.62	1.40	16,121	31
12-31-17	10.24	0.14•	1.88	2.02	0.14	0.32	—	0.46	—	11.80	19.97	0.65	0.59	0.59	1.26	19,206	25
Class Z
06-30-22+	15.62	0.16•	(3.19)	(3.03)	—	—	—	—	—	12.59	(19.40)	0.23	0.00*	0.00*	2.24	701,394	19
12-31-21	14.00	0.23•	2.27	2.50	0.26	0.62	—	0.88	—	15.62	18.14	0.24	0.00*	0.00*	1.52	827,504	38
12-31-20	12.74	0.29•	1.66	1.95	0.22	0.47	—	0.69	—	14.00	16.09	0.23	0.00*	0.00*	2.36	650,098	34
12-31-19	10.82	0.27•	2.38	2.65	0.21	0.52	—	0.73	—	12.74	25.17	0.23	0.00*	0.00*	2.21	464,683	24
12-31-18	12.24	0.26•	(1.19)	(0.93)	0.17	0.32	—	0.49	—	10.82	(8.03)	0.24	0.00*	0.00*	2.14	273,348	31
12-31-17	10.57	0.24•	1.93	2.17	0.18	0.32	—	0.50	—	12.24	20.81	0.25	0.00*	0.00*	2.12	208,189	25

See Accompanying Notes to Financial Statements
22

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2050 Portfolio
Class ADV
06-30-22+	21.29	0.14•	(4.36)	(4.22)	—	—	—	—	—	17.07	(19.82)	0.84	0.74	0.74	1.47	19,220	15
12-31-21	18.85	0.15•	3.06	3.21	0.23	0.54	—	0.77	—	21.29	17.22	0.87	0.74	0.74	0.72	23,791	38
12-31-20	17.18	0.25•	2.15	2.40	0.20	0.53	—	0.73	—	18.85	14.66	0.91	0.74	0.74	1.53	19,574	29
12-31-19	14.39	0.24•	3.24	3.48	0.17	0.52	—	0.69	—	17.18	24.60	0.74	0.74	0.74	1.47	17,450	22
12-31-18	16.26	0.22•	(1.62)	(1.40)	0.11	0.36	—	0.47	—	14.39	(8.92)	0.75	0.73	0.73	1.39	11,155	28
12-31-17	13.65	0.20•	2.53	2.73	0.04	0.08	—	0.12	—	16.26	20.12	0.78	0.70	0.70	1.31	7,817	26
Class I
06-30-22+	21.88	0.19•	(4.49)	(4.30)	—	—	—	—	—	17.58	(19.65)	0.34	0.24	0.24	1.95	10,168	15
12-31-21	19.33	0.26•	3.15	3.41	0.32	0.54	—	0.86	—	21.88	17.81	0.37	0.24	0.24	1.23	11,548	38
12-31-20	17.58	0.35•	2.20	2.55	0.27	0.53	—	0.80	—	19.33	15.25	0.41	0.24	0.24	2.07	8,770	29
12-31-19	14.69	0.32•	3.31	3.63	0.22	0.52	—	0.74	—	17.58	25.21	0.24	0.24	0.24	1.97	6,367	22
12-31-18	16.55	0.30•	(1.65)	(1.35)	0.15	0.36	—	0.51	—	14.69	(8.49)	0.25	0.23	0.23	1.82	3,851	28
12-31-17	13.84	0.31•	2.55	2.86	0.07	0.08	—	0.15	—	16.55	20.75	0.28	0.20	0.20	2.00	3,195	26
Class S
06-30-22+	21.78	0.15•	(4.45)	(4.30)	—	—	—	—	—	17.48	(19.74)	0.59	0.49	0.49	1.49	9,296	15
12-31-21	19.26	0.20•	3.14	3.34	0.28	0.54	—	0.82	—	21.78	17.50	0.62	0.49	0.49	0.96	15,698	38
12-31-20	17.53	0.30•	2.20	2.50	0.24	0.53	—	0.77	—	19.26	14.94	0.66	0.49	0.49	1.80	12,575	29
12-31-19	14.65	0.28•	3.31	3.59	0.19	0.52	—	0.71	—	17.53	24.94	0.49	0.49	0.49	1.70	10,885	22
12-31-18	16.51	0.25	(1.63)	(1.38)	0.12	0.36	—	0.48	—	14.65	(8.68)	0.50	0.48	0.48	1.53	7,477	28
12-31-17	13.83	0.24•	2.58	2.82	0.06	0.08	—	0.14	—	16.51	20.47	0.53	0.45	0.45	1.56	8,090	26
Class S2
06-30-22+	21.41	0.16•	(4.40)	(4.24)	—	—	—	—	—	17.17	(19.80)	0.74	0.64	0.64	1.68	3,613	15
12-31-21	18.95	0.19•	3.06	3.25	0.25	0.54	—	0.79	—	21.41	17.33	0.77	0.64	0.64	0.93	3,918	38
12-31-20	17.26	0.29•	2.14	2.43	0.21	0.53	—	0.74	—	18.95	14.77	0.81	0.64	0.64	1.77	3,563	29
12-31-19	14.45	0.25•	3.25	3.50	0.17	0.52	—	0.69	—	17.26	24.69	0.64	0.64	0.64	1.53	3,072	22
12-31-18	16.30	0.22•	(1.60)	(1.38)	0.11	0.36	—	0.47	—	14.45	(8.80)	0.65	0.63	0.63	1.36	2,023	28
12-31-17	13.68	0.23•	2.52	2.75	0.05	0.08	—	0.13	—	16.30	20.21	0.68	0.60	0.60	1.50	1,973	26
Class Z
06-30-22+	22.16	0.22•	(4.56)	(4.34)	—	—	—	—	—	17.82	(19.58)	0.23	0.00*	0.00*	2.24	472,528	15
12-31-21	19.54	0.32•	3.18	3.50	0.34	0.54	—	0.88	—	22.16	18.12	0.24	0.00*	0.00*	1.48	539,936	38
12-31-20	17.73	0.40•	2.21	2.61	0.27	0.53	—	0.80	—	19.54	15.46	0.23	0.00*	0.00*	2.32	398,859	29
12-31-19	14.77	0.37•	3.33	3.70	0.22	0.52	—	0.74	—	17.73	25.56	0.24	0.00*	0.00*	2.23	286,945	22
12-31-18	16.60	0.35•	(1.67)	(1.32)	0.15	0.36	—	0.51	—	14.77	(8.28)	0.25	0.00*	0.00*	2.15	153,539	28
12-31-17	13.85	0.33•	2.57	2.90	0.07	0.08	—	0.15	—	16.60	21.03	0.28	0.00*	0.00*	2.13	97,126	26

See Accompanying Notes to Financial Statements
23

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2055 Portfolio
Class ADV
06-30-22+	19.61	0.12•	(4.03)	(3.91)	—	—	—	—	—	15.70	(19.94)	0.84	0.74	0.74	1.39	47,571	15
12-31-21	17.47	0.13•	2.87	3.00	0.21	0.65	—	0.86	—	19.61	17.32	0.85	0.74	0.74	0.69	63,321	38
12-31-20	15.91	0.24	2.03	2.27	0.18	0.53	—	0.71	—	17.47	14.90	0.89	0.74	0.74	1.49	58,091	29
12-31-19	13.42	0.22	3.00	3.22	0.15	0.58	—	0.73	—	15.91	24.52	0.74	0.74	0.74	1.40	54,378	20
12-31-18	15.18	0.19	(1.49)	(1.30)	0.12	0.34	—	0.46	—	13.42	(8.87)	0.75	0.73	0.73	1.27	46,688	29
12-31-17	13.01	0.16	2.46	2.62	0.14	0.31	—	0.45	—	15.18	20.37	0.76	0.70	0.70	1.19	52,886	25
Class I
06-30-22+	20.20	0.18•	(4.17)	(3.99)	—	—	—	—	—	16.21	(19.75)	0.34	0.24	0.24	1.96	35,520	15
12-31-21	17.95	0.24•	2.95	3.19	0.29	0.65	—	0.94	—	20.20	17.95	0.35	0.24	0.24	1.22	42,496	38
12-31-20	16.33	0.31•	2.09	2.40	0.25	0.53	—	0.78	—	17.95	15.43	0.39	0.24	0.24	1.95	35,009	29
12-31-19	13.75	0.30•	3.09	3.39	0.23	0.58	—	0.81	—	16.33	25.22	0.24	0.24	0.24	1.95	31,202	20
12-31-18	15.54	0.28•	(1.54)	(1.26)	0.19	0.34	—	0.53	—	13.75	(8.48)	0.25	0.23	0.23	1.82	21,247	29
12-31-17	13.29	0.27•	2.49	2.76	0.20	0.31	—	0.51	—	15.54	21.03	0.26	0.20	0.20	1.87	19,100	25
Class S
06-30-22+	19.90	0.14•	(4.09)	(3.95)	—	—	—	—	—	15.95	(19.85)	0.59	0.49	0.49	1.53	28,254	15
12-31-21	17.71	0.18•	2.91	3.09	0.25	0.65	—	0.90	—	19.90	17.64	0.60	0.49	0.49	0.93	43,919	38
12-31-20	16.13	0.27•	2.06	2.33	0.22	0.53	—	0.75	—	17.71	15.11	0.64	0.49	0.49	1.76	40,587	29
12-31-19	13.59	0.25•	3.06	3.31	0.19	0.58	—	0.77	—	16.13	24.94	0.49	0.49	0.49	1.66	35,423	20
12-31-18	15.36	0.23	(1.51)	(1.28)	0.15	0.34	—	0.49	—	13.59	(8.66)	0.50	0.48	0.48	1.55	26,744	29
12-31-17	13.16	0.20•	2.48	2.68	0.17	0.31	—	0.48	—	15.36	20.63	0.51	0.45	0.45	1.40	29,602	25
Class S2
06-30-22+	19.67	0.14•	(4.06)	(3.92)	—	—	—	—	—	15.75	(19.93)	0.74	0.64	0.64	1.60	16,720	15
12-31-21	17.54	0.15•	2.88	3.03	0.25	0.65	—	0.90	—	19.67	17.43	0.75	0.64	0.64	0.78	20,878	38
12-31-20	15.99	0.27•	2.01	2.28	0.20	0.53	—	0.73	—	17.54	14.97	0.79	0.64	0.64	1.73	17,208	29
12-31-19	13.49	0.23•	3.03	3.26	0.18	0.58	—	0.76	—	15.99	24.68	0.64	0.64	0.64	1.53	11,439	20
12-31-18	15.24	0.20•	(1.49)	(1.29)	0.12	0.34	—	0.46	—	13.49	(8.77)	0.65	0.63	0.63	1.30	7,943	29
12-31-17	13.06	0.19•	2.45	2.64	0.15	0.31	—	0.46	—	15.24	20.50	0.66	0.60	0.60	1.35	10,327	25
Class Z
06-30-22+	20.51	0.20•	(4.23)	(4.03)	—	—	—	—	—	16.48	(19.65)	0.23	0.00*	0.00*	2.22	397,736	15
12-31-21	18.20	0.29•	2.99	3.28	0.32	0.65	—	0.97	—	20.51	18.19	0.24	0.00*	0.00*	1.49	450,163	38
12-31-20	16.51	0.37•	2.10	2.47	0.25	0.53	—	0.78	—	18.20	15.69	0.23	0.00*	0.00*	2.32	324,254	29
12-31-19	13.86	0.35•	3.11	3.46	0.23	0.58	—	0.81	—	16.51	25.54	0.24	0.00*	0.00*	2.23	217,585	20
12-31-18	15.62	0.33•	(1.56)	(1.23)	0.19	0.34	—	0.53	—	13.86	(8.24)	0.25	0.00*	0.00*	2.15	111,996	29
12-31-17	13.33	0.30•	2.50	2.80	0.20	0.31	—	0.51	—	15.62	21.27	0.26	0.00*	0.00*	2.07	68,540	25

See Accompanying Notes to Financial Statements
24

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2060 Portfolio
Class ADV
06-30-22+	16.89	0.11•	(3.50)	(3.39)	—	—	—	—	—	13.50	(20.07)	0.88	0.74	0.74	1.42	12,571	15
12-31-21	14.80	0.12•	2.47	2.59	0.13	0.37	—	0.50	—	16.89	17.65	0.91	0.74	0.74	0.72	15,085	37
12-31-20	13.31	0.18•	1.76	1.94	0.12	0.33	—	0.45	—	14.80	15.11	0.92	0.74	0.74	1.42	11,253	34
12-31-19	11.02	0.18•	2.50	2.68	0.09	0.30	—	0.39	—	13.31	24.62	0.77	0.74	0.74	1.45	9,576	36
12-31-18	12.49	0.17•	(1.23)	(1.06)	0.07	0.34	—	0.41	—	11.02	(8.88)	0.81	0.72	0.72	1.42	6,029	40
12-31-17	10.48	0.16•	1.97	2.13	0.03	0.09	—	0.12	—	12.49	20.44	0.90	0.70	0.70	1.40	4,579	51
Class I
06-30-22+	17.25	0.15•	(3.57)	(3.42)	—	—	—	—	—	13.83	(19.83)	0.38	0.24	0.24	1.98	17,948	15
12-31-21	15.10	0.21•	2.51	2.72	0.20	0.37	—	0.57	—	17.25	18.18	0.41	0.24	0.24	1.26	20,267	37
12-31-20	13.55	0.28•	1.77	2.05	0.17	0.33	—	0.50	—	15.10	15.69	0.43	0.24	0.24	2.11	13,765	34
12-31-19	11.19	0.27•	2.52	2.79	0.13	0.30	—	0.43	—	13.55	25.32	0.27	0.24	0.24	2.18	7,603	36
12-31-18	12.65	0.25•	(1.27)	(1.02)	0.10	0.34	—	0.44	—	11.19	(8.46)	0.31	0.22	0.22	2.05	3,020	40
12-31-17	10.57	0.31•	1.91	2.22	0.05	0.09	—	0.14	—	12.65	21.11	0.40	0.20	0.20	2.60	1,563	51
Class S
06-30-22+	17.04	0.11•	(3.51)	(3.40)	—	—	—	—	—	13.64	(19.95)	0.63	0.49	0.49	1.47	5,547	15
12-31-21	14.92	0.15•	2.51	2.66	0.17	0.37	—	0.54	—	17.04	17.96	0.66	0.49	0.49	0.95	9,659	37
12-31-20	13.41	0.24•	1.75	1.99	0.15	0.33	—	0.48	—	14.92	15.37	0.68	0.49	0.49	1.83	8,248	34
12-31-19	11.10	0.22•	2.50	2.72	0.11	0.30	—	0.41	—	13.41	24.87	0.52	0.49	0.49	1.74	5,693	36
12-31-18	12.56	0.21•	(1.25)	(1.04)	0.08	0.34	—	0.42	—	11.10	(8.66)	0.56	0.47	0.47	1.70	3,057	40
12-31-17	10.52	0.18•	1.99	2.17	0.04	0.09	—	0.13	—	12.56	20.76	0.65	0.45	0.45	1.51	2,294	51
Class S2
06-30-22+	16.97	0.12•	(3.52)	(3.40)	—	—	—	—	—	13.57	(20.04)	0.78	0.64	0.64	1.59	1,952	15
12-31-21	14.87	0.13•	2.49	2.62	0.15	0.37	—	0.52	—	16.97	17.78	0.81	0.64	0.64	0.80	2,296	37
12-31-20	13.37	0.22•	1.74	1.96	0.13	0.33	—	0.46	—	14.87	15.17	0.83	0.64	0.64	1.74	2,098	34
12-31-19	11.07	0.19•	2.51	2.70	0.10	0.30	—	0.40	—	13.37	24.76	0.67	0.64	0.64	1.56	1,545	36
12-31-18	12.51	0.15•	(1.20)	(1.05)	0.05	0.34	—	0.39	—	11.07	(8.75)	0.71	0.62	0.62	1.18	751	40
12-31-17	10.50	0.20•	1.95	2.15	0.05	0.09	—	0.14	—	12.51	20.54	0.80	0.60	0.60	1.68	993	51
Class Z
06-30-22+	17.48	0.18•	(3.63)	(3.45)	—	—	—	—	—	14.03	(19.74)	0.24	0.00*	0.00*	2.24	226,082	15
12-31-21	15.27	0.25•	2.55	2.80	0.22	0.37	—	0.59	—	17.48	18.50	0.24	0.00*	0.00*	1.49	243,777	37
12-31-20	13.67	0.31•	1.79	2.10	0.17	0.33	—	0.50	—	15.27	15.92	0.25	0.00*	0.00*	2.35	159,536	34
12-31-19	11.26	0.29•	2.55	2.84	0.13	0.30	—	0.43	—	13.67	25.61	0.27	0.00*	0.00*	2.31	84,826	36
12-31-18	12.70	0.29•	(1.29)	(1.00)	0.10	0.34	—	0.44	—	11.26	(8.27)	0.31	0.00*	0.00*	2.29	32,971	40
12-31-17	10.60	0.26•	1.98	2.24	0.05	0.09	—	0.14	—	12.70	21.24	0.40	0.00*	0.00*	2.16	15,056	51

See Accompanying Notes to Financial Statements
25

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2065 Portfolio
Class ADV
06-30-22+	12.79	0.07•	(2.64)	(2.57)	—	—	—	—	—	10.22	(20.09)	0.97	0.74	0.74	1.24	2,803	31
12-31-21	11.58	0.12•	1.93	2.05	0.08	0.76	—	0.84	—	12.79	17.74	1.12	0.74	0.74	0.92	1,684	42
07-29-20(5) -
12-31-20	10.00	0.08•	1.58	1.66	0.07	0.01	—	0.08	—	11.58	16.62	2.09	0.74	0.74	1.87	382	17
Class I
06-30-22+	12.82	0.13•	(2.68)	(2.55)	—	—	—	—	—	10.27	(19.89)	0.47	0.24	0.24	2.22	2,047	31
12-31-21	11.58	0.20•	1.93	2.13	0.13	0.76	—	0.89	—	12.82	18.45	0.62	0.24	0.24	1.51	1,419	42
07-29-20(5) -
12-31-20	10.00	0.13•	1.55	1.68	0.09	0.01	—	0.10	—	11.58	16.79	1.59	0.24	0.24	2.76	341	17
Class S
06-30-22+	12.80	0.10•	(2.66)	(2.56)	—	—	—	—	—	10.24	(20.00)	0.72	0.49	0.49	1.76	1,755	31
12-31-21	11.58	0.16•	1.93	2.09	0.11	0.76	—	0.87	—	12.80	18.08	0.87	0.49	0.49	1.21	1,626	42
07-29-20(5) -
12-31-20	10.00	0.11•	1.56	1.67	0.08	0.01	—	0.09	—	11.58	16.72	1.84	0.49	0.49	2.50	382	17
Class S2
06-30-22+	12.78	0.09•	(2.65)	(2.56)	—	—	—	—	—	10.22	(20.03)	0.87	0.64	0.64	1.57	440	31
12-31-21	11.57	0.09•	1.97	2.06	0.09	0.76	—	0.86	—	12.78	17.87	1.02	0.64	0.64	0.70	428	42
07-29-20(5) -
12-31-20	10.00	0.13•	1.53	1.66	0.08	0.01	—	0.09	—	11.57	16.59	1.99	0.64	0.64	2.80	175	17
Class Z
06-30-22+	12.85	0.13•	(2.67)	(2.54)	—	—	—	—	—	10.31	(19.77)	0.32	0.00*	0.00*	2.33	22,495	31
12-31-21	11.59	0.22•	1.94	2.16	0.14	0.76	—	0.90	—	12.85	18.69	0.48	0.00*	0.00*	1.72	16,030	42
07-29-20(5) -
12-31-20	10.00	0.12•	1.57	1.69	0.09	0.01	—	0.10	—	11.59	16.89	1.57	0.00*	0.00*	2.74	3,190	17

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
26

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-seven active separate investment series. The ten series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Index Solution Income Portfolio (“Index Solution Income”), Voya Index Solution 2025 Portfolio (“Index Solution 2025”), Voya Index Solution 2030 Portfolio (“Index Solution 2030”), Voya Index Solution 2035 Portfolio (“Index Solution 2035”), Voya Index Solution 2040 Portfolio (“Index Solution 2040”), Voya Index Solution 2045 Portfolio (“Index Solution 2045”), Voya Index Solution 2050 Portfolio (“Index Solution 2050”), Voya Index Solution 2055 Portfolio (“Index Solution 2055”), Voya Index Solution 2060 Portfolio (“Index Solution 2060”) and Voya Index Solution 2065 Portfolio (“Index Solution 2065”), each a diversified series of the Company.
Index Solution 2025, Index Solution 2030, Index Solution 2035, Index Solution 2040, Index Solution 2045, Index Solution 2050, Index Solution 2055, Index Solution 2060 and Index Solution 2065 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Index Solution Income, without a vote of shareholders, if approved by the Board of Directors (the “Board”).
The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Service (“Class S”), Service 2 (“Class S2”) and Class Z. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context.With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. In establishing its exposure to debt instruments, each Portfolio may invest up to 20% of its assets directly in funding agreements (“Funding Agreements”) with affiliated or unaffiliated (if available) insurance companies (but only 10% of its assets directly in Funding Agreements with affiliated insurance companies). The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close

27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board. Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio. Each Portfolio’s fair value policies and procedures and valuation practices may be subject to change as a result of new Rule 2a-5 under the 1940 Act.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.
C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities.Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2022, certain Portfolios used futures to enact tactical positions and to provide the Portfolios with greater liquidity. Certain Portfolios had purchased and sold futures contracts on various equity indices and also purchased and sold futures contracts on various U.S. Treasury Notes/Bonds and Eurodollars. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2022, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts purchased and sold at June 30, 2022.
	Purchased	Sold
Index Solution Income	$16,058,210	$16,152,385
Index Solution 2025	23,228,667	23,386,433
Index Solution 2030	16,591,058	16,620,333
Index Solution 2035	25,793,833	26,021,825
Index Solution 2040	14,464,003	14,677,600
Index Solution 2045	26,568,305	26,608,033
Index Solution 2050	14,503,871	14,592,753
Index Solution 2055	14,976,047	14,934,140
Index Solution 2060	7,364,936	7,365,215
H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS AND FUNDING AGREEMENTS
For the six months ended June 30, 2022, the cost of purchases and the proceeds from sales of the Underlying Funds and Funding Agreements were as follows:
	Purchases	Sales
Index Solution Income	$212,562,274	$269,528,824
Index Solution 2025	323,552,750	349,117,400
Index Solution 2030	260,982,226	252,885,158
Index Solution 2035	334,299,392	294,081,843
Index Solution 2040	200,557,832	156,111,805
Index Solution 2045	223,740,737	193,939,629
Index Solution 2050	133,019,971	86,130,184
Index Solution 2055	124,099,357	87,589,057
Index Solution 2060	77,737,900	40,758,920
Index Solution 2065	22,211,941	7,949,912
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and/or Funding Agreements and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES
Classes ADV and S2 of the Portfolios have a plan of distribution (the “Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each respective Portfolio’s shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Plans each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and each Portfolio makes payments to the Distributor at an annual rate of 0.15% of each Portfolio’s average daily net assets attributable to its Class S2 shares.
The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S and S2 shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S and S2 shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S and S2 shares.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2022, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Index Solution Income	32.23%
	Index Solution 2025	18.89
	Index Solution 2030	13.16
	Index Solution 2035	17.46
	Index Solution 2040	13.26
	Index Solution 2045	18.83
	Index Solution 2050	12.90
	Index Solution 2055	15.68
	Index Solution 2060	15.14
	Index Solution 2065	8.12
Voya Retirement Insurance and Annuity Company	Index Solution Income	67.74
	Index Solution 2025	81.11
	Index Solution 2030	86.81
	Index Solution 2035	82.53
	Index Solution 2040	86.72
	Index Solution 2045	81.17
	Index Solution 2050	87.10
	Index Solution 2055	84.32
	Index Solution 2060	84.86
	Index Solution 2065	91.88
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2022, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Index Solution Income	$41,615
Index Solution 2025	53,543
Index Solution 2030	23,454
Index Solution 2035	68,746
Index Solution 2040	20,769
Index Solution 2045	65,662
Index Solution 2050	27,265
Index Solution 2055	77,272
Index Solution 2060	30,233
Index Solution 2065	4,354
NOTE 7 — FUNDING AGREEMENTS
Index Solution Income, Index Solution 2025 and Index Solution 2030 each invest in a Funding Agreement issued by Voya Retirement Insurance and Annuity Company (“VRIAC”). VRIAC is a subsidiary of Voya Financial, Inc.
The Funding Agreements have a stable principal value and typically pay interest at a relatively short-term rate, which is subject to change periodically. If VRIAC becomes unable to pay interest or repay principal under each contract, Index Solution Income, Index Solution 2025 and/or Index Solution 2030 may lose money. In a rising interest rate environment, the interest rate provided by a Funding Agreement may not increase as quickly as the yields of other short-term investments. Investing in a Funding Agreement in such an environment could adversely affect each Portfolio’s relative performance. In the case of a Funding Agreement with VRIAC, there can be no

32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 7 — FUNDING AGREEMENTS (continued)

guarantee that the interest rate a Portfolio receives under the Funding Agreement will be as favorable to each Portfolio as the rate that might be paid under a Funding Agreement with another, unaffiliated insurer. Neither a Portfolio, the Investment Adviser, VRIAC, nor any of its affiliates guarantee each Portfolio’s performance or that a Portfolio will provide a certain level of income. In the event of an insolvency of the insurer, it is possible that insurance policy holders and other preferred claimants will be paid before each Portfolio. Each Portfolio may withdraw any amount in the Funding Agreements for any reason, at any time.
Interest is credited each calendar day based on the end of day balance and is reinvested in the Fund Agreements. The interest rate is determined by VRIAC and may be revised at any time subject to a 30-day advance notice of any change. If there is a change to the interest rate, VRIAC will no apply a subsequent decrease in the interest rate prior to the last day of the three-month period measured from the first day of the month such prior change was effective. Interest will be accrued to the account value daily at a guaranteed minimum interest rate.
The current day price of each unit of the Funding Agreements issued by VRIAC is determined by applying the current interest rate to the previous day’s price. The significant unobservable input used in the fair value measurement of each Portfolio’s investment in the Funding Agreements issued by VRIAC is the interest rate. Please refer to the table within each respective Portfolio of Investments for fail value measurements.
Below are the interest rates during the period ended June 30, 2022 for the Funding Agreements issued by VRIAC:
Time period	Rate
January 1, 2022 to January 31, 2022	1.60%
February 1, 2022 to March 31, 2022	1.40%
April 1, 2022 to June 30, 2022	1.50%
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses to the levels listed in the table below.
Portfolio	Class ADV(1)(2)	Class I(1)(2)	Class S(1)(2)	Class S2(1)(2)	Class Z(3)(4)
Index Solution Income	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2025	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2030	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2035	0.89%	0.39%	0.64%	0.79%	0.00%
Portfolio	Class ADV(1)(2)	Class I(1)(2)	Class S(1)(2)	Class S2(1)(2)	Class Z(3)(4)
Index Solution 2040	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2045	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2050	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2055	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2060	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2065	0.89%	0.39%	0.64%	0.79%	0.00%

(1)
The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund. The limits exclude interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses.

(2)
Any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

(3)
Pursuant to a side letter agreement, through May 1, 2023, the Investment Adviser has agreed to waive all or a portion of the management fee and/or reimburse expenses so that the direct expense limits are 0.00% for all Portfolios. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(4)
The operating expense limits shown apply only at each Portfolio level and do not include the fees payable by the Underlying Funds in which each Portfolio invests, investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of each Portfolio’s business.

The Expense Limitation Agreement is contractual through May 1, 2023 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective June 13, 2022, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 9 — LINE OF CREDIT (continued)

The following Portfolios utilized the line of credit during the six months ended June 30, 2022.
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Index Solution Income	3	$10,209,667	1.58%
Index Solution 2025	1	1,362,000	1.58
Index Solution 2030	1	906,000	1.58
Index Solution 2035	1	892,000	1.58
Index Solution 2045	4	1,060,250	1.95
Index Solution 2050	4	555,000	1.96
Index Solution 2055	4	573,500	1.96
NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution Income
Class ADV
6/30/2022	126,448	—	—	(626,506)	(500,058)	1,324,666	—	—	(6,596,548)	(5,271,882)
12/31/2021	448,474	—	338,279	(1,621,093)	(834,340)	5,109,216	—	3,839,468	(18,470,481)	(9,521,797)
Class I
6/30/2022	58,033	—	—	(147,335)	(89,302)	634,212	—	—	(1,630,470)	(996,258)
12/31/2021	167,642	—	66,185	(658,714)	(424,887)	1,970,276	—	771,721	(7,714,945)	(4,972,948)
Class S
6/30/2022	121,658	—	—	(910,389)	(788,731)	1,311,416	—	—	(9,893,933)	(8,582,517)
12/31/2021	217,530	—	481,010	(2,262,925)	(1,564,385)	2,515,739	—	5,555,663	(26,324,900)	(18,253,498)
Class S2
6/30/2022	329,656	—	—	(266,683)	62,973	3,569,409	—	—	(2,794,183)	775,226
12/31/2021	502,106	—	67,100	(414,779)	154,427	5,713,537	—	756,222	(4,698,325)	1,771,434
Class Z
6/30/2022	1,728,860	—	—	(6,256,792)	(4,527,932)	19,396,923	—	—	(69,509,309)	(50,112,386)
12/31/2021	5,071,310	—	2,431,060	(11,694,957)	(4,192,587)	60,654,643	—	28,759,436	(138,924,594)	(49,510,515)
Index Solution 2025
Class ADV
6/30/2022	362,689	—	—	(1,450,344)	(1,087,655)	4,116,362	—	—	(16,670,299)	(12,553,937)
12/31/2021	1,024,576	—	878,595	(3,178,930)	(1,275,759)	12,675,726	—	10,806,715	(39,555,819)	(16,073,378)
Class I
6/30/2022	353,598	—	—	(183,665)	169,933	4,228,476	—	—	(2,160,997)	2,067,479
12/31/2021	674,477	—	280,091	(1,055,001)	(100,433)	8,683,047	—	3,537,550	(13,490,514)	(1,269,917)
Class S
6/30/2022	170,050	—	—	(1,798,970)	(1,628,920)	1,970,847	—	—	(21,188,272)	(19,217,425)
12/31/2021	793,951	—	690,996	(1,957,242)	(472,295)	10,014,318	—	8,623,634	(24,728,139)	(6,090,187)
Class S2
6/30/2022	338,043	—	—	(381,386)	(43,343)	3,907,392	—	—	(4,339,243)	(431,851)
12/31/2021	660,546	—	192,108	(957,029)	(104,375)	8,209,547	—	2,347,558	(11,832,103)	(1,274,998)
Class Z
6/30/2022	4,370,603	—	—	(4,935,565)	(564,962)	53,289,325	—	—	(59,124,643)	(5,835,318)
12/31/2021	8,730,674	—	4,423,946	(7,662,881)	5,491,739	113,645,171	—	56,670,753	(98,987,702)	71,328,222
34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2030
Class ADV
6/30/2022	219,700	—	—	(258,055)	(38,355)	3,685,686	—	—	(4,256,350)	(570,664)
12/31/2021	482,643	—	127,403	(513,072)	96,974	8,707,380	—	2,288,149	(9,215,809)	1,779,720
Class I
6/30/2022	87,921	—	—	(21,233)	66,688	1,532,710	—	—	(376,088)	1,156,622
12/31/2021	108,259	—	27,298	(106,527)	29,030	2,028,383	—	506,369	(1,968,454)	566,298
Class S
6/30/2022	133,748	—	—	(515,286)	(381,538)	2,343,938	—	—	(9,223,988)	(6,880,050)
12/31/2021	298,056	—	48,657	(228,334)	118,379	5,486,199	—	895,282	(4,208,511)	2,172,970
Class S2
6/30/2022	117,905	—	—	(66,789)	51,116	1,987,359	—	—	(1,128,426)	858,933
12/31/2021	313,201	—	35,516	(200,722)	147,995	5,690,660	—	642,134	(3,621,527)	2,711,267
Class Z
6/30/2022	2,471,403	—	—	(2,222,543)	248,860	43,979,550	—	—	(39,105,347)	4,874,203
12/31/2021	6,472,391	—	2,100,156	(3,352,144)	5,220,403	122,010,344	—	39,398,935	(63,187,134)	98,222,145
Index Solution 2035
Class ADV
6/30/2022	421,075	—	—	(1,197,235)	(776,160)	5,218,362	—	—	(14,597,302)	(9,378,940)
12/31/2021	822,601	—	747,668	(2,683,246)	(1,112,977)	11,004,007	—	9,891,643	(35,786,364)	(14,890,714)
Class I
6/30/2022	440,680	—	—	(178,273)	262,407	5,654,832	—	—	(2,290,372)	3,364,460
12/31/2021	642,827	—	280,201	(738,630)	184,398	8,849,484	—	3,819,146	(10,133,109)	2,535,521
Class S
6/30/2022	338,143	—	—	(1,372,982)	(1,034,839)	4,231,954	—	—	(17,712,351)	(13,480,397)
12/31/2021	827,678	—	505,588	(1,737,192)	(403,926)	11,223,225	—	6,800,155	(23,555,823)	(5,532,443)
Class S2
6/30/2022	363,163	—	—	(331,469)	31,694	4,480,450	—	—	(4,027,290)	453,160
12/31/2021	622,333	—	213,356	(1,119,869)	(284,180)	8,323,500	—	2,812,027	(14,853,546)	(3,718,019)
Class Z
6/30/2022	6,273,116	—	—	(2,727,152)	3,545,964	82,021,400	—	—	(35,983,604)	46,037,796
12/31/2021	9,690,252	—	4,418,957	(4,182,892)	9,926,317	135,691,918	—	61,202,550	(58,734,282)	138,160,186
Index Solution 2040
Class ADV
6/30/2022	243,995	—	—	(96,895)	147,100	4,492,693	—	—	(1,763,045)	2,729,648
12/31/2021	296,537	—	63,011	(368,190)	(8,642)	5,846,672	—	1,250,768	(7,309,898)	(212,458)
Class I
6/30/2022	88,334	—	—	(19,408)	68,926	1,707,358	—	—	(378,942)	1,328,416
12/31/2021	83,917	—	20,385	(59,548)	44,754	1,720,524	—	417,084	(1,210,093)	927,515
Class S
6/30/2022	108,157	—	—	(251,336)	(143,179)	2,082,480	—	—	(4,957,768)	(2,875,288)
12/31/2021	217,703	—	33,511	(179,589)	71,625	4,447,787	—	683,959	(3,656,280)	1,475,466
Class S2
6/30/2022	45,945	—	—	(29,516)	16,429	854,135	—	—	(541,912)	312,223
12/31/2021	64,990	—	11,562	(110,433)	(33,881)	1,301,229	—	231,822	(2,196,478)	(663,427)
Class Z
6/30/2022	2,994,951	—	—	(1,191,253)	1,803,698	58,937,729	—	—	(23,753,848)	35,183,881
12/31/2021	5,740,937	—	1,566,027	(1,920,890)	5,386,074	119,131,359	—	32,448,073	(39,814,059)	111,765,373
Index Solution 2045
Class ADV
6/30/2022	311,499	—	—	(956,760)	(645,261)	4,167,350	—	—	(12,533,602)	(8,366,252)
12/31/2021	712,976	—	503,933	(1,975,664)	(758,755)	10,226,109	—	7,176,007	(28,116,117)	(10,714,001)
Class I
6/30/2022	281,358	—	—	(99,532)	181,826	3,936,897	—	—	(1,368,512)	2,568,385
12/31/2021	519,981	—	200,985	(594,569)	126,397	7,663,361	—	2,972,561	(8,826,086)	1,809,836
35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2045 (continued)
Class S
6/30/2022	177,897	—	—	(1,308,599)	(1,130,702)	2,425,790	—	—	(18,349,953)	(15,924,163)
12/31/2021	493,136	—	315,263	(917,460)	(109,061)	7,201,616	—	4,580,764	(13,478,520)	(1,696,140)
Class S2
6/30/2022	281,659	—	—	(167,142)	114,517	3,778,494	—	—	(2,162,813)	1,615,681
12/31/2021	439,214	—	113,175	(447,108)	105,281	6,290,657	—	1,610,486	(6,417,708)	1,483,435
Class Z
6/30/2022	4,621,535	—	—	(1,918,898)	2,702,637	65,577,704	—	—	(27,721,054)	37,856,650
12/31/2021	7,028,476	—	2,863,539	(3,336,204)	6,555,811	106,319,036	—	42,981,726	(50,695,800)	98,604,962
Index Solution 2050
Class ADV
6/30/2022	121,767	—	—	(112,922)	8,845	2,323,908	—	—	(2,148,098)	175,810
12/31/2021	262,261	—	40,851	(224,031)	79,081	5,329,530	—	838,663	(4,557,924)	1,610,269
Class I
6/30/2022	104,551	—	—	(54,023)	50,528	2,080,908	—	—	(1,079,496)	1,001,412
12/31/2021	139,014	—	20,343	(85,252)	74,105	2,897,058	—	428,229	(1,786,274)	1,539,013
Class S
6/30/2022	82,245	—	—	(271,133)	(188,888)	1,616,468	—	—	(5,506,839)	(3,890,371)
12/31/2021	198,293	—	28,115	(158,608)	67,800	4,114,575	—	589,859	(3,308,370)	1,396,064
Class S2
6/30/2022	43,184	—	—	(15,751)	27,433	832,843	—	—	(298,026)	534,817
12/31/2021	47,957	—	7,467	(60,411)	(4,987)	983,206	—	154,127	(1,257,941)	(120,608)
Class Z
6/30/2022	2,673,847	—	—	(532,701)	2,141,146	53,452,690	—	—	(11,090,346)	42,362,344
12/31/2021	4,446,626	—	926,540	(1,414,268)	3,958,898	94,389,243	—	19,735,291	(30,074,977)	84,049,557
Index Solution 2055
Class ADV
6/30/2022	193,225	—	—	(391,491)	(198,266)	3,395,514	—	—	(6,857,806)	(3,462,292)
12/31/2021	403,284	—	143,107	(642,901)	(96,510)	7,613,567	—	2,706,151	(12,101,033)	(1,781,315)
Class I
6/30/2022	223,505	—	—	(135,815)	87,690	4,101,823	—	—	(2,472,818)	1,629,005
12/31/2021	364,088	—	94,053	(304,229)	153,912	7,090,718	—	1,828,389	(5,872,620)	3,046,487
Class S
6/30/2022	158,993	—	—	(594,385)	(435,392)	2,871,542	—	—	(10,982,181)	(8,110,639)
12/31/2021	347,808	—	109,479	(541,628)	(84,341)	6,653,836	—	2,098,710	(10,321,505)	(1,568,959)
Class S2
6/30/2022	137,046	—	—	(137,054)	(8)	2,420,977	—	—	(2,369,382)	51,595
12/31/2021	288,458	—	50,706	(258,962)	80,202	5,501,725	—	961,382	(4,948,390)	1,514,717
Class Z
6/30/2022	2,883,436	—	—	(693,073)	2,190,363	53,424,413	—	—	(13,343,332)	40,081,081
12/31/2021	4,275,315	—	961,583	(1,106,640)	4,130,258	84,597,432	—	18,962,412	(21,948,953)	81,610,891
Index Solution 2060
Class ADV
6/30/2022	126,048	—	—	(88,189)	37,859	1,900,946	—	—	(1,316,146)	584,800
12/31/2021	281,399	—	24,073	(172,613)	132,859	4,553,678	—	391,665	(2,760,326)	2,185,017
Class I
6/30/2022	226,154	—	—	(102,865)	123,289	3,528,763	—	—	(1,542,413)	1,986,350
12/31/2021	390,140	—	35,554	(162,864)	262,830	6,410,349	—	589,841	(2,684,499)	4,315,691
Class S
6/30/2022	75,531	—	—	(235,735)	(160,204)	1,166,953	—	—	(3,772,609)	(2,605,656)
12/31/2021	182,215	—	18,230	(186,324)	14,121	2,960,517	—	298,973	(3,003,990)	255,500
Class S2
6/30/2022	30,304	—	—	(21,731)	8,573	456,686	—	—	(328,957)	127,729
12/31/2021	45,859	—	4,556	(56,213)	(5,798)	742,084	—	74,446	(918,223)	(101,693)
36

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2060 (continued)
Class Z
6/30/2022	2,570,689	—	—	(398,385)	2,172,304	40,286,965	—	—	(6,690,630)	33,596,335
12/31/2021	3,877,842	—	435,710	(817,621)	3,495,931	64,675,801	—	7,315,564	(13,672,400)	58,318,965
Index Solution 2065
Class ADV
6/30/2022	172,472	—	—	(29,992)	142,480	1,882,693	—	—	(352,919)	1,529,774
12/31/2021	114,259	—	8,038	(23,611)	98,686	1,426,604	—	102,873	(308,054)	1,221,423
Class I
6/30/2022	111,490	—	—	(22,834)	88,656	1,287,255	—	—	(274,605)	1,012,650
12/31/2021	81,631	—	7,143	(7,498)	81,276	1,056,465	—	91,623	(97,334)	1,050,754
Class S
6/30/2022	78,998	—	—	(34,666)	44,332	898,341	—	—	(420,064)	478,277
12/31/2021	115,202	—	8,045	(29,194)	94,053	1,481,961	—	103,041	(366,190)	1,218,812
Class S2
6/30/2022	19,715	—	—	(10,166)	9,549	222,306	—	—	(119,110)	103,196
12/31/2021	32,698	—	2,116	(16,406)	18,408	423,191	—	27,062	(210,200)	240,053
Class Z
6/30/2022	1,120,314	—	—	(185,182)	935,132	13,124,812	—	—	(2,256,834)	10,867,978
12/31/2021	979,761	—	81,085	(88,284)	972,562	12,697,394	—	1,042,492	(1,132,439)	12,607,447
NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, straddle loss deferrals and wash sale deferrals.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2021		Year Ended December 31, 2020
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Index Solution Income	$20,542,949	$19,139,561	$9,804,300	$8,294,202
Index Solution 2025	36,229,106	45,757,104	21,041,791	31,354,013
Index Solution 2030	21,798,077	21,932,792	11,711,879	18,867,949
Index Solution 2035	36,045,594	48,479,927	19,549,662	38,649,852
Index Solution 2040	15,253,649	19,778,057	8,470,606	15,755,214
Index Solution 2045	22,872,769	36,448,775	12,788,216	29,321,520
Index Solution 2050	9,464,511	12,281,658	5,636,539	11,097,526
Index Solution 2055	10,256,797	16,300,247	5,773,945	12,919,382
Index Solution 2060	3,970,064	4,700,425	2,019,439	3,178,578
Index Solution 2065	607,528	759,563	35,357	—

37

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of December 31, 2021 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Other	Total Distributable Earnings/(Loss)
Index Solution Income	$42,271,439	$42,529,210	$45,617,437	$(4,429,265)	$125,988,821
Index Solution 2025	29,663,588	100,276,205	133,009,717	(10,129,972)	252,819,538
Index Solution 2030	19,395,493	67,657,299	100,974,655	(1,780,530)	186,246,917
Index Solution 2035	25,927,348	123,621,049	184,907,724	(1,204,882)	333,251,239
Index Solution 2040	16,743,337	67,089,166	106,697,938	(698,187)	189,832,254
Index Solution 2045	21,500,287	106,588,359	163,219,170	(8,959)	291,298,857
Index Solution 2050	10,870,864	51,762,332	80,987,261	(2,124)	143,618,333
Index Solution 2055	12,707,672	54,217,516	86,394,259	(3,027)	153,316,420
Index Solution 2060	5,895,507	25,027,743	33,202,327	(705)	64,124,872
Index Solution 2065	16,864	83,198	714,115	(18)	814,159
At December 31, 2021, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2022, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight
Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.
NOTE 13 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and

38

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 13 — LIQUIDITY (continued)

the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2021 through December 31, 2021, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 14 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.

NOTE 15 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2022, the Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Index Solution Income
Class ADV	$0.2609	$0.2693	$0.5903	August 4, 2022	August 2, 2022
Class I	$0.3255	$0.2693	$0.5903	August 4, 2022	August 2, 2022
Class S	$0.2916	$0.2693	$0.5903	August 4, 2022	August 2, 2022
Class S2	$0.2859	$0.2693	$0.5903	August 4, 2022	August 2, 2022
Class Z	$0.3320	$0.2693	$0.5903	August 4, 2022	August 2, 2022
Index Solution 2025
Class ADV	$0.2031	$0.0344	$1.0124	August 4, 2022	August 2, 2022
Class I	$0.2754	$0.0344	$1.0124	August 4, 2022	August 2, 2022
Class S	$0.2345	$0.0344	$1.0124	August 4, 2022	August 2, 2022
Class S2	$0.2235	$0.0344	$1.0124	August 4, 2022	August 2, 2022
Class Z	$0.2813	$0.0344	$1.0124	August 4, 2022	August 2, 2022
39

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 15 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Index Solution 2030
Class ADV	$0.2567	$0.0408	$1.3704	August 4, 2022	August 2, 2022
Class I	$0.3499	$0.0408	$1.3704	August 4, 2022	August 2, 2022
Class S	$0.2788	$0.0408	$1.3704	August 4, 2022	August 2, 2022
Class S2	$0.2878	$0.0408	$1.3704	August 4, 2022	August 2, 2022
Class Z	$0.3599	$0.0408	$1.3704	August 4, 2022	August 2, 2022
Index Solution 2035
Class ADV	$0.1563	$0.0203	$1.1641	August 4, 2022	August 2, 2022
Class I	$0.2310	$0.0203	$1.1641	August 4, 2022	August 2, 2022
Class S	$0.1899	$0.0203	$1.1641	August 4, 2022	August 2, 2022
Class S2	$0.1723	$0.0203	$1.1641	August 4, 2022	August 2, 2022
Class Z	$0.2385	$0.0203	$1.1641	August 4, 2022	August 2, 2022
Index Solution 2040
Class ADV	$0.2107	$0.1028	$1.6643	August 4, 2022	August 2, 2022
Class I	$0.3021	$0.1028	$1.6643	August 4, 2022	August 2, 2022
Class S	$0.2371	$0.1028	$1.6643	August 4, 2022	August 2, 2022
Class S2	$0.2120	$0.1028	$1.6643	August 4, 2022	August 2, 2022
Class Z	$0.3191	$0.1028	$1.6643	August 4, 2022	August 2, 2022
Index Solution 2045
Class ADV	$0.1298	$0.0837	$1.4360	August 4, 2022	August 2, 2022
Class I	$0.2115	$0.0837	$1.4360	August 4, 2022	August 2, 2022
Class S	$0.1607	$0.0837	$1.4360	August 4, 2022	August 2, 2022
Class S2	$0.1599	$0.0837	$1.4360	August 4, 2022	August 2, 2022
Class Z	$0.2222	$0.0837	$1.4360	August 4, 2022	August 2, 2022
Index Solution 2050
Class ADV	$0.1615	$0.0942	$1.7694	August 4, 2022	August 2, 2022
Class I	$0.2621	$0.0942	$1.7694	August 4, 2022	August 2, 2022
Class S	$0.1806	$0.0942	$1.7694	August 4, 2022	August 2, 2022
Class S2	$0.1874	$0.0942	$1.7694	August 4, 2022	August 2, 2022
Class Z	$0.2854	$0.0942	$1.7694	August 4, 2022	August 2, 2022
Index Solution 2055
Class ADV	$0.1372	$0.1481	$1.6702	August 4, 2022	August 2, 2022
Class I	$0.2449	$0.1481	$1.6702	August 4, 2022	August 2, 2022
Class S	$0.1719	$0.1481	$1.6702	August 4, 2022	August 2, 2022
Class S2	$0.1718	$0.1481	$1.6702	August 4, 2022	August 2, 2022
Class Z	$0.2645	$0.1481	$1.6702	August 4, 2022	August 2, 2022
40

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 15 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Index Solution 2060
Class ADV	$0.1069	$0.1140	$1.2986	August 4, 2022	August 2, 2022
Class I	$0.1794	$0.1140	$1.2986	August 4, 2022	August 2, 2022
Class S	$0.1096	$0.1140	$1.2986	August 4, 2022	August 2, 2022
Class S2	$0.1120	$0.1140	$1.2986	August 4, 2022	August 2, 2022
Class Z	$0.2005	$0.1140	$1.2986	August 4, 2022	August 2, 2022
Index Solution 2065
Class ADV	$—	$0.0055	$0.0273	August 4, 2022	August 2, 2022
Class I	$—	$0.0055	$0.0273	August 4, 2022	August 2, 2022
Class S	$—	$0.0055	$0.0273	August 4, 2022	August 2, 2022
Class S2	$—	$0.0055	$0.0273	August 4, 2022	August 2, 2022
Class Z	$0.0002	$0.0055	$0.0273	August 4, 2022	August 2, 2022
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.
41

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.0%
133,523	iShares 20+ Year Treasury Bond ETF	$15,337,787	2.0
281,666	iShares MSCI Japan ETF	14,880,415	2.0
267,475	Schwab U.S. TIPS ETF	14,925,105	2.0
443,047	Xtrackers USD High Yield Corporate Bond ETF	14,943,975	2.0
	Total Exchange-Traded Funds (Cost $70,548,199)	60,087,282	8.0
MUTUAL FUNDS: 81.9%
	Affiliated Investment Companies: 81.9%
2,819,431	Voya Emerging Markets Index Portfolio - Class P2	29,519,444	3.9
5,437,722	Voya International Index Portfolio - Class P2	51,712,738	6.9
1,407,782	Voya Russell Mid Cap Index Portfolio - Class P2	14,725,397	1.9
2,433,142	Voya Short Term Bond Fund - Class P2	22,555,230	3.0
38,066,976	Voya U.S. Bond Index Portfolio - Class P2	363,920,291	48.4
7,583,708	Voya U.S. Stock Index Portfolio - Class P2	133,549,103	17.8
	Total Mutual Funds (Cost $693,299,084)	615,982,203	81.9
Units		Value	Percentage of Net Assets
FUNDING AGREEMENTS: 9.9%
	Investment Contract: 9.9%
7,393,377 (1)(2)(3)	VRIAC Contract, 1.500%	74,872,270	9.9
	Total Funding Agreements (Cost $74,237,344)	74,872,270	9.9
	Total Long-Term Investments (Cost $838,084,627)	750,941,755	99.8
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
1,377,263 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320% (Cost $1,377,263)	$1,377,263	0.2
	Total Short-Term Investments (Cost $1,377,263)	1,377,263	0.2
	Total Investments in Securities (Cost $839,461,890)	$752,319,018	100.0
	Liabilities in Excess of Other Assets	(367,650)	—
	Net Assets	$751,951,368	100.0

(1)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(2)
The Funding Agreement is issued by Voya Retirement Insurance and Annuity Company (“VRIAC”). The interest rate is assessed and may change quarterly.

(3)
Investment in affiliate.

(4)
Rate shown is the 7-day yield as of June 30, 2022.

See Accompanying Notes to Financial Statements
42

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$60,087,282	$—	$—	$60,087,282
Mutual Funds	615,982,203	—	—	615,982,203
Funding Agreements	—	—	74,872,270	74,872,270
Short-Term Investments	1,377,263	—	—	1,377,263
Total Investments, at fair value	$677,446,748	$—	$74,872,270	$752,319,018
Other Financial Instruments+
Futures	76,095	—	—	76,095
Total Assets	$677,522,843	$—	$74,872,270	$752,395,113
Liabilities Table
Other Financial Instruments+
Futures	$(182,280)	$—	$—	$(182,280)
Total Liabilities	$(182,280)	$—	$—	$(182,280)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2022:
Investments, at fair value	Fair Value at June 30, 2022	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs**	Impact to Valuation from an Increase in Input***
Funding Agreements	$74,872,270	Cost Approach	Interest rate	1.500%	1.500%	Increase**

*
Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

**
Unobservable inputs were weighted by the relative fair value of the instruments.

***
Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2022:
Funding Agreements
Assets:
Beginning balance at December 31, 2021	$46,268,502
Purchases	43,292,548
Sales	(15,241,376)
Total realized gain (loss)	159,463
Net change in unrealized appreciation (depreciation)****	393,133
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance at June 30, 2022	$74,872,270
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of June 30, 2022****	$393,133

****
Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at June 30, 2022 may be due to securities no longer held or categorized as Level 3 at period end.

See Accompanying Notes to Financial Statements
43

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$26,586,722	$14,027,577	$(3,204,973)	$(7,889,882)	$29,519,444	$618,263	$159,608	$1,035,532
Voya International Index Portfolio - Class P2	54,928,386	15,060,361	(4,202,859)	(14,073,150)	51,712,738	1,845,916	538,220	—
Voya Russell Mid Cap Index Portfolio - Class P2	18,528,116	3,639,361	(2,527,147)	(4,914,933)	14,725,397	166,367	(378,850)	1,182,589
Voya Short Term Bond - Class P2	27,674,560	27,954,936	(32,975,705)	(98,561)	22,555,230	263,070	(876,901)	—
Voya U.S. Bond Index Portfolio - Class P2	430,745,952	54,074,812	(74,654,446)	(46,246,027)	363,920,291	4,167,430	(3,551,875)	—
Voya U.S. Stock Index Portfolio - Class P2	211,018,081	21,931,915	(47,880,489)	(51,520,404)	133,549,103	—	14,145,263	4
VRIAC Contract	46,268,502	43,292,548	(15,081,913)	393,133	74,872,270	—	159,463	—
	$815,750,319	$179,981,510	$(180,527,532)	$(124,349,824)	$690,854,473	$7,061,046	$10,194,928	$2,218,125
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2022, the following futures contracts were outstanding for Voya Index Solution Income Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	20	09/16/22	$3,789,500	$(122,670)
U.S. Treasury 2-Year Note	54	09/30/22	11,340,844	47,603
			$15,130,344	$(75,067)
Short Contracts:
MSCI EAFE Index	(80)	09/16/22	(7,426,400)	(59,610)
MSCI Emerging Markets Index	(148)	09/16/22	(7,419,980)	28,492
			$(14,846,380)	$(31,118)
See Accompanying Notes to Financial Statements
44

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$28,492
Interest rate contracts	Variation margin receivable on futures contracts*	47,603
Total Asset Derivatives		$76,095
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$182,280
Total Liability Derivatives		$182,280

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(321,183)
Interest rate contracts	(144,593)
Total	$(465,776)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(153,788)
Interest rate contracts	47,603
Total	$(106,185)
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $846,008,947.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$754,134
Gross Unrealized Depreciation	(94,550,248)
Net Unrealized Depreciation	$(93,796,114)
See Accompanying Notes to Financial Statements
45

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.0%
195,732	iShares 20+ Year Treasury Bond ETF	$22,483,735	2.0
396,557	iShares MSCI EAFE Small-Cap ETF	21,648,047	2.0
412,897	iShares MSCI Japan ETF	21,813,349	2.0
392,093	Schwab U.S. TIPS ETF	21,878,789	2.0
	Total Exchange-Traded Funds (Cost $102,359,653)	87,823,920	8.0
MUTUAL FUNDS: 83.9%
	Affiliated Investment Companies: 83.9%
7,223,511	Voya Emerging Markets Index Portfolio - Class P2	75,630,159	6.9
12,502,447	Voya International Index Portfolio - Class P2	118,898,267	10.9
3,090,756	Voya Russell Mid Cap Index Portfolio - Class P2	32,329,311	3.0
1,746,920	Voya Russell Small Cap Index Portfolio - Class P2	21,539,521	2.0
37,144,546	Voya U.S. Bond Index Portfolio - Class P2	355,101,861	32.4
17,884,020	Voya U.S. Stock Index Portfolio - Class P2	314,937,596	28.7
	Total Mutual Funds (Cost $1,003,893,323)	918,436,715	83.9
Units		Value	Percentage of Net Assets
FUNDING AGREEMENTS: 8.0%
	Investment Contract: 8.0%
8,657,854 (1)(2)(3)	VRIAC Contract, 1.500%	$87,677,553	8.0
	Total Funding Agreements (Cost $86,837,321)	87,677,553	8.0
	Total Investments in Securities (Cost $1,193,090,297)	$1,093,938,188	99.9
	Assets in Excess of Other Liabilities	1,545,914	0.1
	Net Assets	$1,095,484,102	100.0

(1)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(2)
The Funding Agreement is issued by Voya Retirement Insurance and Annuity Company (“VRIAC”). The interest rate is assessed and may change quarterly.

(3)
Investment in affiliate.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$87,823,920	$—	$—	$87,823,920
Mutual Funds	918,436,715	—	—	918,436,715
Funding Agreements	—	—	87,677,553	87,677,553
Total Investments, at fair value	$1,006,260,635	$—	$87,677,553	$1,093,938,188
Other Financial Instruments+
Futures	111,416	—	—	111,416
Total Assets	$1,006,372,051	$—	$87,677,553	$1,094,049,604
Liabilities Table
Other Financial Instruments+
Futures	$(268,922)	$—	$—	$(268,922)
Total Liabilities	$(268,922)	$—	$—	$(268,922)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
46

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2022 (Unaudited) (continued)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2022:
Investments, at fair value	Fair Value at June 30, 2022	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs**	Impact to Valuation from an Increase in Input***
Funding Agreements	$87,677,553	Cost Approach	Interest rate	1.500%	1.500%	Increase**

*
Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

**
Unobservable inputs were weighted by the relative fair value of the instruments.

***
Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2022:
Funding Agreements
Assets:
Beginning balance at December 31, 2021	$66,219,843
Purchases	36,581,167
Sales	(15,791,624)
Total realized gain (loss)	173,181
Net change in unrealized appreciation (depreciation)****	494,986
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance at June 30, 2022	$87,677,553
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of June 30, 2022****	$494,986

****
Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at June 30, 2022. may be due to securities no longer held or categorized as Level 3 at period end.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$76,137,068	$27,980,707	$(7,807,746)	$(20,679,870)	$75,630,159	$1,610,947	$663,896	$2,698,183
Voya International Index Portfolio - Class P2	130,597,241	29,375,699	(8,158,068)	(32,916,605)	118,898,267	4,327,197	1,334,794	—
Voya Russell Mid Cap Index Portfolio - Class P2	39,760,871	7,585,553	(2,545,982)	(12,471,131)	32,329,311	373,753	789,162	2,656,758
Voya Russell Small Cap Index Portfolio - Class P2	25,346,037	7,010,864	(1,855,032)	(8,962,348)	21,539,521	212,586	486,935	1,902,720
Voya U.S. Bond Index Portfolio - Class P2	408,713,469	97,234,050	(112,620,648)	(38,225,010)	355,101,861	4,117,397	(10,552,838)	—
Voya U.S. Stock Index Portfolio - Class P2	466,190,306	42,480,748	(84,520,264)	(109,213,194)	314,937,596	—	24,860,062	—
VRIAC Contract	66,219,843	36,581,167	(15,618,443)	494,986	87,677,553	—	173,181	—
	$1,212,964,835	$248,248,788	$(233,126,183)	$(221,973,172)	$1,006,114,268	$10,641,880	$17,755,192	$7,257,661
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
47

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2022 (Unaudited) (continued)

At June 30, 2022, the following futures contracts were outstanding for Voya Index Solution 2025 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	29	09/16/22	$5,494,775	$(180,012)
U.S. Treasury 2-Year Note	79	09/30/22	16,591,234	69,640
			$22,086,009	$(110,372)
Short Contracts:
MSCI EAFE Index	(117)	09/16/22	(10,861,110)	(88,910)
MSCI Emerging Markets Index	(217)	09/16/22	(10,879,295)	41,776
			$(21,740,405)	$(47,134)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$41,776
Interest rate contracts	Variation margin receivable on futures contracts*	69,640
Total Asset Derivatives		$111,416
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$268,922
Total Liability Derivatives		$268,922

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(426,273)
Interest rate contracts	(211,937)
Total	$(638,210)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(227,146)
Interest rate contracts	69,640
Total	$(157,506)
See Accompanying Notes to Financial Statements
48

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2022 (Unaudited) (continued)

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,199,456,585.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$951,648
Gross Unrealized Depreciation	(106,627,552)
Net Unrealized Depreciation	$(105,675,904)
See Accompanying Notes to Financial Statements
49

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.0%
141,108	iShares 20+ Year Treasury Bond ETF	$16,209,076	2.0
285,888	iShares MSCI EAFE Small-Cap ETF	15,606,626	2.0
297,668	iShares MSCI Japan ETF	15,725,800	2.0
141,335	Schwab U.S. TIPS ETF	7,886,493	1.0
	Total Exchange-Traded Funds (Cost $65,674,062)	55,427,995	7.0
MUTUAL FUNDS: 86.8%
	Affiliated Investment Companies: 86.8%
5,201,852	Voya Emerging Markets Index Portfolio - Class P2	54,463,388	6.9
12,272,989	Voya International Index Portfolio - Class P2	116,716,129	14.8
2,967,083	Voya Russell Mid Cap Index Portfolio - Class P2	31,035,684	4.0
3,144,283	Voya Russell Small Cap Index Portfolio - Class P2	38,769,006	4.9
20,889,387	Voya U.S. Bond Index Portfolio - Class P2	199,702,544	25.4
13,764,607	Voya U.S. Stock Index Portfolio - Class P2	242,394,733	30.8
	Total Mutual Funds (Cost $755,403,382)	683,081,484	86.8
Units		Value	Percentage of Net Assets
FUNDING AGREEMENTS: 6.0%
	Investment Contract: 6.0%
4,675,309 (1)(2)(3)	VRIAC Contract, 1.500%	$47,346,569	6.0
	Total Funding Agreements (Cost $46,816,175)	47,346,569	6.0
	Total Investments in Securities (Cost $867,893,619)	$785,856,048	99.8
	Assets in Excess of Other Liabilities	1,211,220	0.2
	Net Assets	$787,067,268	100.0

(1)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(2)
The Funding Agreement is issued by Voya Retirement Insurance and Annuity Company (“VRIAC”). The interest rate is assessed and may change quarterly.

(3)
Investment in affiliate.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$55,427,995	$—	$—	$55,427,995
Mutual Funds	683,081,484	—	—	683,081,484
Funding Agreements	—	—	47,346,569	47,346,569
Total Investments, at fair value	$738,509,479	$—	$47,346,569	$785,856,048
Other Financial Instruments+
Futures	80,279	—	—	80,279
Total Assets	$738,589,758	$—	$47,346,569	$785,936,327
Liabilities Table
Other Financial Instruments+
Futures	$(193,066)	$—	$—	$(193,066)
Total Liabilities	$(193,066)	$—	$—	$(193,066)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
50

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2022 (Unaudited) (continued)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2022:
Investments, at fair value	Fair Value at June 30, 2022	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs**	Impact to Valuation from an Increase in Input***
Funding Agreements	$47,346,569	Cost Approach	Interest rate	1.500%	1.500%	Increase**

*
Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

**
Unobservable inputs were weighted by the relative fair value of the instruments.

***
Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2022:
Funding Agreements
Assets:
Beginning balance at December 31, 2021	$46,784,734
Purchases	8,052,893
Sales	(7,867,764)
Total realized gain (loss)	87,587
Net change in unrealized appreciation (depreciation)****	289,119
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance at June 30, 2022	$47,346,569
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of June 30, 2022****	$289,119

****
Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at June 30, 2022 may be due to securities no longer held or categorized as Level 3 at period end.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$53,823,592	$21,138,446	$(5,992,621)	$(14,506,029)	$54,463,388	$1,161,228	$216,036	$1,944,946
Voya International Index Portfolio - Class P2	129,548,637	27,639,528	(8,079,566)	(32,392,470)	116,716,129	4,260,668	1,409,928	—
Voya Russell Mid Cap Index Portfolio - Class P2	37,460,983	7,468,122	(2,128,319)	(11,765,102)	31,035,684	359,592	601,866	2,556,097
Voya Russell Small Cap Index Portfolio - Class P2	45,342,404	12,213,994	(2,850,677)	(15,936,715)	38,769,006	383,538	765,521	3,432,797
Voya U.S. Bond Index Portfolio - Class P2	177,876,687	102,348,623	(64,103,181)	(16,419,585)	199,702,544	2,116,279	(7,756,189)	—
Voya U.S. Stock Index Portfolio - Class P2	367,991,396	34,230,715	(74,714,352)	(85,113,026)	242,394,733	—	20,068,541	—
VRIAC Contract	46,784,734	8,052,893	(7,780,177)	289,119	47,346,569	—	87,587	—
	$858,828,433	$213,092,321	$(165,648,893)	$(175,843,808)	$730,428,053	$8,281,305	$15,393,290	$7,933,840
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
51

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2022 (Unaudited) (continued)

At June 30, 2022, the following futures contracts were outstanding for Voya Index Solution 2030 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	21	09/16/22	$3,978,975	$(129,041)
U.S. Treasury 2-Year Note	57	09/30/22	11,970,891	50,247
			$15,949,866	$(78,794)
Short Contracts:
MSCI EAFE Index	(84)	09/16/22	(7,797,720)	(64,025)
MSCI Emerging Markets Index	(156)	09/16/22	(7,821,060)	30,032
			$(15,618,780)	$(33,993)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$30,032
Interest rate contracts	Variation margin receivable on futures contracts*	50,247
Total Asset Derivatives		$80,279
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$193,066
Total Liability Derivatives		$193,066

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(295,764)
Interest rate contracts	(151,908)
Total	$(447,672)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(163,034)
Interest rate contracts	50,247
Total	$(112,787)
See Accompanying Notes to Financial Statements
52

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2022 (Unaudited) (continued)

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $872,098,306.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$610,674
Gross Unrealized Depreciation	(86,965,718)
Net Unrealized Depreciation	$(86,355,044)
See Accompanying Notes to Financial Statements
53

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.1%
220,201	iShares 20+ Year Treasury Bond ETF	$25,294,489	2.1
446,133	iShares MSCI EAFE Small-Cap ETF	24,354,401	2.0
464,515	iShares MSCI Japan ETF	24,540,327	2.0
	Total Exchange-Traded Funds (Cost $90,045,325)	74,189,217	6.1
MUTUAL FUNDS: 93.8%
	Affiliated Investment Companies: 93.8%
10,463,475	Voya Emerging Markets Index Portfolio - Class P2	109,552,588	8.9
21,782,700	Voya International Index Portfolio - Class P2	207,153,477	16.8
4,643,850	Voya Russell Mid Cap Index Portfolio - Class P2	48,574,676	4.0
4,921,117	Voya Russell Small Cap Index Portfolio - Class P2	60,677,369	4.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
27,477,366	Voya U.S. Bond Index Portfolio - Class P2	$262,683,615	21.4
26,409,755	Voya U.S. Stock Index Portfolio - Class P2	465,075,782	37.8
	Total Mutual Funds (Cost $1,274,889,152)	1,153,717,507	93.8
	Total Investments in Securities (Cost $1,364,934,477)	$1,227,906,724	99.9
	Assets in Excess of Other Liabilities	1,808,450	0.1
	Net Assets	$1,229,715,174	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$74,189,217	$—	$—	$74,189,217
Mutual Funds	1,153,717,507	—	—	1,153,717,507
Total Investments, at fair value	$1,227,906,724	$—	$—	$1,227,906,724
Other Financial Instruments+
Futures	125,437	—	—	125,437
Total Assets	$1,228,032,161	$—	$—	$1,228,032,161
Liabilities Table
Other Financial Instruments+
Futures	$(304,672)	$—	$—	$(304,672)
Total Liabilities	$(304,672)	$—	$—	$(304,672)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
54

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2022 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$111,848,577	$38,281,645	$(11,171,700)	$(29,405,934)	$109,552,588	$2,347,508	$540,202	$3,931,851
Voya International Index Portfolio - Class P2	230,627,069	46,136,658	(14,228,166)	(55,382,084)	207,153,477	7,593,337	311,754	—
Voya Russell Mid Cap Index Portfolio - Class P2	58,388,120	10,858,984	(2,387,566)	(18,284,862)	48,574,676	565,525	807,352	4,019,934
Voya Russell Small Cap Index Portfolio - Class P2	70,260,812	18,490,291	(3,972,699)	(24,101,035)	60,677,369	603,260	337,638	5,399,393
Voya U.S. Bond Index Portfolio - Class P2	247,276,088	105,442,583	(62,536,159)	(27,498,897)	262,683,615	2,747,425	(4,102,651)	—
Voya U.S. Stock Index Portfolio - Class P2	663,816,849	54,167,995	(98,542,749)	(154,366,313)	465,075,782	—	32,822,475	—
	$1,382,217,515	$273,378,156	$(192,839,039)	$(309,039,125)	$1,153,717,507	$13,857,055	$30,716,770	$13,351,178
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2022, the following futures contracts were outstanding for Voya Index Solution 2035 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	32	09/16/22	$6,063,200	$(203,883)
U.S. Treasury 2-Year Note	89	09/30/22	18,691,391	78,463
			$24,754,591	$(125,420)
Short Contracts:
MSCI EAFE Index	(132)	09/16/22	(12,253,560)	(100,789)
MSCI Emerging Markets Index	(244)	09/16/22	(12,232,940)	46,974
			$(24,486,500)	$(53,815)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$46,974
Interest rate contracts	Variation margin receivable on futures contracts*	78,463
Total Asset Derivatives		$125,437
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$304,672
Total Liability Derivatives		$304,672

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements
55

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2022 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(457,327)
Interest rate contracts	(236,186)
Total	$(693,513)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(257,698)
Interest rate contracts	78,463
Total	$(179,235)
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,370,193,724.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$125,437
Gross Unrealized Depreciation	(142,591,672)
Net Unrealized Depreciation	$(142,466,235)
See Accompanying Notes to Financial Statements
56

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.0%
125,097	iShares 20+ Year Treasury Bond ETF	$14,369,893	2.0
253,449	iShares MSCI EAFE Small-Cap ETF	13,835,781	2.0
263,892	iShares MSCI Japan ETF	13,941,414	2.0
	Total Exchange-Traded Funds (Cost $51,072,952)	42,147,088	6.0
MUTUAL FUNDS: 93.8%
	Affiliated Investment Companies: 93.8%
5,949,567	Voya Emerging Markets Index Portfolio - Class P2	62,291,970	8.9
13,846,441	Voya International Index Portfolio - Class P2	131,679,652	18.9
2,640,788	Voya Russell Mid Cap Index Portfolio - Class P2	27,622,645	4.0
3,358,085	Voya Russell Small Cap Index Portfolio - Class P2	41,405,188	5.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
8,932,302	Voya U.S. Bond Index Portfolio - Class P2	$85,392,809	12.2
17,390,110	Voya U.S. Stock Index Portfolio - Class P2	306,239,833	43.9
	Total Mutual Funds (Cost $731,318,772)	654,632,097	93.8
	Total Investments in Securities (Cost $782,391,724)	$696,779,185	99.8
	Assets in Excess of Other Liabilities	1,093,148	0.2
	Net Assets	$697,872,333	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$42,147,088	$—	$—	$42,147,088
Mutual Funds	654,632,097	—	—	654,632,097
Total Investments, at fair value	$696,779,185	$—	$—	$696,779,185
Other Financial Instruments+
Futures	70,836	—	—	70,836
Total Assets	$696,850,021	$—	$—	$696,850,021
Liabilities Table
Other Financial Instruments+
Futures	$(171,582)	$—	$—	$(171,582)
Total Liabilities	$(171,582)	$—	$—	$(171,582)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
57

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2022 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$62,147,413	$23,583,592	$(6,154,334)	$(17,284,701)	$62,291,970	$1,338,928	$967,807	$2,242,576
Voya International Index Portfolio - Class P2	144,693,779	32,292,308	(9,457,849)	(35,848,586)	131,679,652	4,840,571	1,009,916	—
Voya Russell Mid Cap Index Portfolio - Class P2	32,471,224	6,857,846	(1,876,260)	(9,830,165)	27,622,645	322,662	(78,688)	2,293,585
Voya Russell Small Cap Index Portfolio - Class P2	47,276,136	12,997,724	(2,075,903)	(16,792,769)	41,405,188	413,047	628,585	3,696,921
Voya U.S. Bond Index Portfolio - Class P2	73,302,591	48,309,312	(28,866,447)	(7,352,647)	85,392,809	859,720	(2,365,917)	—
Voya U.S. Stock Index Portfolio - Class P2	419,711,080	40,676,153	(56,786,768)	(97,360,632)	306,239,833	—	18,593,785	—
	$779,602,223	$164,716,935	$(105,217,561)	$(184,469,500)	$654,632,097	$7,774,928	$18,755,488	$8,233,082
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2022, the following futures contracts were outstanding for Voya Index Solution 2040 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	18	09/16/22	$3,410,550	$(114,684)
U.S. Treasury 2-Year Note	50	09/30/22	10,500,781	44,076
			$13,911,331	$(70,608)
Short Contracts:
MSCI EAFE Index	(75)	09/16/22	(6,962,250)	(56,898)
MSCI Emerging Markets Index	(139)	09/16/22	(6,968,765)	26,760
			$(13,931,015)	$(30,138)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$26,760
Interest rate contracts	Variation margin receivable on futures contracts*	44,076
Total Asset Derivatives		$70,836
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$171,582
Total Liability Derivatives		$171,582

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements
58

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2022 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(248,416)
Interest rate contracts	(133,749)
Total	$(382,165)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(144,822)
Interest rate contracts	44,076
Total	$(100,746)
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $784,025,026.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$70,836
Gross Unrealized Depreciation	(87,417,423)
Net Unrealized Depreciation	$(87,346,587)
See Accompanying Notes to Financial Statements
59

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.1%
166,076	iShares 20+ Year Treasury Bond ETF	$19,077,150	2.1
336,474	iShares MSCI EAFE Small-Cap ETF	18,368,116	2.0
350,338	iShares MSCI Japan ETF	18,508,356	2.0
	Total Exchange-Traded Funds (Cost $68,025,724)	55,953,622	6.1
MUTUAL FUNDS: 93.7%
	Affiliated Investment Companies: 93.7%
8,773,999	Voya Emerging Markets Index Portfolio - Class P2	91,863,774	9.9
20,309,043	Voya International Index Portfolio - Class P2	193,139,000	20.9
3,504,651	Voya Russell Mid Cap Index Portfolio - Class P2	36,658,652	4.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
4,456,516	Voya Russell Small Cap Index Portfolio - Class P2	$54,948,847	5.9
3,956,102	Voya U.S. Bond Index Portfolio - Class P2	37,820,331	4.1
25,700,742	Voya U.S. Stock Index Portfolio - Class P2	452,590,070	48.9
	Total Mutual Funds (Cost $955,230,765)	867,020,674	93.7
	Total Investments in Securities (Cost $1,023,256,489)	$922,974,296	99.8
	Assets in Excess of Other Liabilities	2,149,316	0.2
	Net Assets	$925,123,612	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$55,953,622	$—	$—	$55,953,622
Mutual Funds	867,020,674	—	—	867,020,674
Total Investments, at fair value	$922,974,296	$—	$—	$922,974,296
Other Financial Instruments+
Futures	94,485	—	—	94,485
Total Assets	$923,068,781	$—	$—	$923,068,781
Liabilities Table
Other Financial Instruments+
Futures	$(311,922)	$—	$—	$(311,922)
Total Liabilities	$(311,922)	$—	$—	$(311,922)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2022 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$96,055,358	$32,237,418	$(10,461,974)	$(25,967,028)	$91,863,774	$2,015,997	$1,488,552	$3,376,602
Voya International Index Portfolio - Class P2	220,469,948	42,405,250	(17,303,626)	(52,432,572)	193,139,000	7,186,999	336,952	—
Voya Russell Mid Cap Index Portfolio - Class P2	44,624,686	8,073,198	(2,111,823)	(13,927,409)	36,658,652	433,231	572,387	3,079,545
Voya Russell Small Cap Index Portfolio - Class P2	64,963,157	16,008,649	(3,271,819)	(22,751,140)	54,948,847	562,338	920,357	5,033,126
Voya U.S. Bond Index Portfolio - Class P2	33,282,854	36,391,318	(30,477,691)	(1,376,150)	37,820,331	391,562	(3,043,896)	—
Voya U.S. Stock Index Portfolio - Class P2	623,334,139	42,692,551	(74,430,824)	(139,005,796)	452,590,070	—	22,055,911	—
	$1,082,730,142	$177,808,384	$(138,057,757)	$(255,460,095)	$867,020,674	$10,590,127	$22,330,263	$11,489,273
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2022, the following futures contracts were outstanding for Voya Index Solution 2045 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	77	09/19/22	$18,633,037	$(104,693)
U.S. Treasury 2-Year Note	67	09/30/22	14,071,047	59,062
			$32,704,084	$(45,631)
Short Contracts:
MSCI EAFE Index	(99)	09/16/22	(9,190,170)	(77,150)
MSCI Emerging Markets Index	(184)	09/16/22	(9,224,840)	35,423
S&P 500® E-Mini	(73)	09/16/22	(13,831,675)	(130,079)
			$(32,246,685)	$(171,806)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$35,423
Interest rate contracts	Variation margin receivable on futures contracts*	59,062
Total Asset Derivatives		$94,485
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$207,229
Interest rate contracts	Variation margin payable on futures contracts*	104,693
Total Liability Derivatives		$311,922

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements
61

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2022 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$2,709,374
Interest rate contracts	(174,599)
Total	$2,534,775
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(171,806)
Interest rate contracts	(45,631)
Total	$(217,437)
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,027,488,936.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$94,485
Gross Unrealized Depreciation	(104,826,562)
Net Unrealized Depreciation	$(104,732,077)
See Accompanying Notes to Financial Statements
62

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.1%
92,380	iShares 20+ Year Treasury Bond ETF	$10,611,690	2.1
187,164	iShares MSCI EAFE Small-Cap ETF	10,217,283	2.0
194,876	iShares MSCI Japan ETF	10,295,299	2.0
	Total Exchange-Traded Funds (Cost $37,649,680)	31,124,272	6.1
MUTUAL FUNDS: 93.7%
	Affiliated Investment Companies: 93.7%
4,884,450	Voya Emerging Markets Index Portfolio - Class P2	51,140,191	9.9
11,308,204	Voya International Index Portfolio - Class P2	107,541,022	20.9
2,438,978	Voya Russell Mid Cap Index Portfolio - Class P2	25,511,713	5.0
2,481,116	Voya Russell Small Cap Index Portfolio - Class P2	30,592,157	5.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,105,810	Voya U.S. Bond Index Portfolio - Class P2	$10,571,546	2.1
14,600,311	Voya U.S. Stock Index Portfolio - Class P2	257,111,484	49.9
	Total Mutual Funds (Cost $539,931,556)	482,468,113	93.7
	Total Investments in Securities (Cost $577,581,236)	$513,592,385	99.8
	Assets in Excess of Other Liabilities	1,232,229	0.2
	Net Assets	$514,824,614	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$31,124,272	$—	$—	$31,124,272
Mutual Funds	482,468,113	—	—	482,468,113
Total Investments, at fair value	$513,592,385	$—	$—	$513,592,385
Other Financial Instruments+
Futures	52,253	—	—	52,253
Total Assets	$513,644,638	$—	$—	$513,644,638
Liabilities Table
Other Financial Instruments+
Futures	$(170,500)	$—	$—	$(170,500)
Total Liabilities	$(170,500)	$—	$—	$(170,500)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
63

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2022 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$50,747,456	$19,475,983	$(5,028,200)	$(14,055,048)	$51,140,191	$1,106,339	$800,919	$1,853,011
Voya International Index Portfolio - Class P2	116,621,089	27,361,470	(6,892,620)	(29,548,917)	107,541,022	3,944,941	1,306,035	—
Voya Russell Mid Cap Index Portfolio - Class P2	29,456,956	6,553,277	(1,005,967)	(9,492,553)	25,511,713	297,063	415,253	2,111,618
Voya Russell Small Cap Index Portfolio - Class P2	33,984,621	10,319,037	(2,032,020)	(11,679,481)	30,592,157	309,191	(175,424)	2,767,374
Voya U.S. Bond Index Portfolio - Class P2	17,639,360	8,516,178	(15,684,648)	100,656	10,571,546	121,536	(1,522,427)	—
Voya U.S. Stock Index Portfolio - Class P2	334,687,294	34,846,620	(35,797,561)	(76,624,869)	257,111,484	—	12,096,725	—
	$583,136,776	$107,072,565	$(66,441,016)	$(141,300,212)	$482,468,113	$5,779,070	$12,921,081	$6,732,003
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2022, the following futures contracts were outstanding for Voya Index Solution 2050 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	43	09/19/22	$10,405,463	$(58,465)
U.S. Treasury 2-Year Note	37	09/30/22	7,770,578	32,616
			$18,176,041	$(25,849)
Short Contracts:
MSCI EAFE Index	(55)	09/16/22	(5,105,650)	(42,307)
MSCI Emerging Markets Index	(102)	09/16/22	(5,113,770)	19,637
S&P 500® E-Mini	(41)	09/16/22	(7,768,475)	(69,728)
			$(17,987,895)	$(92,398)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$19,637
Interest rate contracts	Variation margin receivable on futures contracts*	32,616
Total Asset Derivatives		$52,253
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$112,035
Interest rate contracts	Variation margin payable on futures contracts*	58,465
Total Liability Derivatives		$170,500

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements
64

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2022 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,497,507
Interest rate contracts	(93,812)
Total	$1,403,695
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(92,398)
Interest rate contracts	(25,849)
Total	$(118,247)
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $579,796,332.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$52,253
Gross Unrealized Depreciation	(66,374,447)
Net Unrealized Depreciation	$(66,322,194)
See Accompanying Notes to Financial Statements
65

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.0%
94,344	iShares 20+ Year Treasury Bond ETF	$10,837,295	2.0
191,144	iShares MSCI EAFE Small-Cap ETF	10,434,551	2.0
199,020	iShares MSCI Japan ETF	10,514,227	2.0
	Total Exchange-Traded Funds (Cost $38,529,064)	31,786,073	6.0
MUTUAL FUNDS: 93.7%
	Affiliated Investment Companies: 93.7%
4,988,028	Voya Emerging Markets Index Portfolio - Class P2	52,224,648	9.9
11,547,875	Voya International Index Portfolio - Class P2	109,820,294	20.9
2,490,682	Voya Russell Mid Cap Index Portfolio - Class P2	26,052,529	5.0
2,533,704	Voya Russell Small Cap Index Portfolio - Class P2	31,240,567	6.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
567,617	Voya U.S. Bond Index Portfolio - Class P2	$5,426,422	1.0
15,208,156	Voya U.S. Stock Index Portfolio - Class P2	267,815,627	50.9
	Total Mutual Funds (Cost $547,622,220)	492,580,087	93.7
	Total Investments in Securities (Cost $586,151,284)	$524,366,160	99.7
	Assets in Excess of Other Liabilities	1,435,079	0.3
	Net Assets	$525,801,239	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$31,786,073	$—	$—	$31,786,073
Mutual Funds	492,580,087	—	—	492,580,087
Total Investments, at fair value	$524,366,160	$—	$—	$524,366,160
Other Financial Instruments+
Futures	53,712	—	—	53,712
Total Assets	$524,419,872	$—	$—	$524,419,872
Liabilities Table
Other Financial Instruments+
Futures	$(175,981)	$—	$—	$(175,981)
Total Liabilities	$(175,981)	$—	$—	$(175,981)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
66

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2022 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$52,960,763	$19,453,613	$(5,638,802)	$(14,550,926)	$52,224,648	$1,133,910	$861,676	$1,899,190
Voya International Index Portfolio - Class P2	121,679,985	26,824,917	(8,631,396)	(30,053,212)	109,820,294	4,037,501	890,936	—
Voya Russell Mid Cap Index Portfolio - Class P2	30,743,404	6,378,960	(1,347,372)	(9,722,463)	26,052,529	304,170	380,032	2,162,134
Voya Russell Small Cap Index Portfolio - Class P2	35,467,036	10,267,418	(2,510,598)	(11,983,289)	31,240,567	317,033	(228,160)	2,837,560
Voya U.S. Bond Index Portfolio - Class P2	18,409,582	2,664,147	(15,950,977)	303,670	5,426,422	95,733	(1,547,776)	—
Voya U.S. Stock Index Portfolio - Class P2	349,313,537	32,178,998	(34,941,054)	(78,735,854)	267,815,627	—	11,240,070	—
	$608,574,307	$97,768,053	$(69,020,199)	$(144,742,074)	$492,580,087	$5,888,347	$11,596,778	$6,898,884
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2022, the following futures contracts were outstanding for Voya Index Solution 2055 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	44	09/19/22	$10,647,450	$(59,824)
U.S. Treasury 2-Year Note	38	09/30/22	7,980,594	33,498
			$18,628,044	$(26,326)
Short Contracts:
MSCI EAFE Index	(56)	09/16/22	(5,198,480)	(43,099)
MSCI Emerging Markets Index	(105)	09/16/22	(5,264,175)	20,214
S&P 500® E-Mini	(41)	09/16/22	(7,768,475)	(73,058)
			$(18,231,130)	$(95,943)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$20,214
Interest rate contracts	Variation margin receivable on futures contracts*	33,498
Total Asset Derivatives		$53,712
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$116,157
Interest rate contracts	Variation margin payable on futures contracts*	59,824
Total Liability Derivatives		$175,981

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements
67

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2022 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,529,473
Interest rate contracts	(96,634)
Total	$1,432,839
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(95,943)
Interest rate contracts	(26,326)
Total	$(122,269)
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $588,793,383.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$53,712
Gross Unrealized Depreciation	(64,603,204)
Net Unrealized Depreciation	$(64,549,492)
See Accompanying Notes to Financial Statements
68

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2060 Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.1%
47,338	iShares 20+ Year Treasury Bond ETF	$5,437,716	2.1
95,909	iShares MSCI EAFE Small-Cap ETF	5,235,672	2.0
99,861	iShares MSCI Japan ETF	5,275,657	2.0
	Total Exchange-Traded Funds (Cost $19,203,047)	15,949,045	6.1
MUTUAL FUNDS: 93.7%
	Affiliated Investment Companies: 93.7%
2,506,689	Voya Emerging Markets Index Portfolio - Class P2	26,245,029	9.9
5,805,576	Voya International Index Portfolio - Class P2	55,211,030	20.9
1,251,875	Voya Russell Mid Cap Index Portfolio - Class P2	13,094,617	5.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,273,507	Voya Russell Small Cap Index Portfolio - Class P2	$15,702,336	5.9
7,796,410	Voya U.S. Stock Index Portfolio - Class P2	137,294,781	52.0
	Total Mutual Funds (Cost $282,134,192)	247,547,793	93.7
	Total Investments in Securities (Cost $301,337,239)	$263,496,838	99.8
	Assets in Excess of Other Liabilities	603,692	0.2
	Net Assets	$264,100,530	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$15,949,045	$—	$—	$15,949,045
Mutual Funds	247,547,793	—	—	247,547,793
Total Investments, at fair value	$263,496,838	$—	$—	$263,496,838
Other Financial Instruments+
Futures	26,760	—	—	26,760
Total Assets	$263,523,598	$—	$—	$263,523,598
Liabilities Table
Other Financial Instruments+
Futures	$(81,598)	$—	$—	$(81,598)
Total Liabilities	$(81,598)	$—	$—	$(81,598)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
69

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2060 Portfolio	as of June 30, 2022 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$24,835,656	$11,052,798	$(2,840,890)	$(6,802,535)	$26,245,029	$559,833	$172,153	$937,666
Voya International Index Portfolio - Class P2	57,131,964	16,739,724	(3,978,295)	(14,682,363)	55,211,030	1,988,110	535,587	—
Voya Russell Mid Cap Index Portfolio - Class P2	14,410,659	3,998,740	(585,120)	(4,729,662)	13,094,617	149,664	187,702	1,063,859
Voya Russell Small Cap Index Portfolio - Class P2	16,628,412	6,152,167	(1,274,917)	(5,803,326)	15,702,336	157,239	(121,413)	1,407,344
Voya U.S. Bond Index Portfolio - Class P2	5,751,971	427,911	(6,404,613)	224,731	—	16,182	(473,963)	—
Voya U.S. Stock Index Portfolio - Class P2	166,660,427	25,839,500	(17,277,724)	(37,927,422)	137,294,781	—	4,688,427	—
	$285,419,089	$64,210,840	$(32,361,559)	$(69,720,577)	$247,547,793	$2,871,028	$4,988,493	$3,408,869
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2022, the following futures contracts were outstanding for Voya Index Solution 2060 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	22	09/19/22	$5,323,725	$(29,912)
U.S. Treasury 2-Year Note	19	09/30/22	3,990,297	16,749
			$9,314,022	$(13,163)
Short Contracts:
MSCI EAFE Index	(28)	09/16/22	(2,599,240)	(20,926)
MSCI Emerging Markets Index	(52)	09/16/22	(2,607,020)	10,011
S&P 500® E-Mini	(21)	09/16/22	(3,978,975)	(30,760)
			$(9,185,235)	$(41,675)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$10,011
Interest rate contracts	Variation margin receivable on futures contracts*	16,749
Total Asset Derivatives		$26,760
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$51,686
Interest rate contracts	Variation margin payable on futures contracts*	29,912
Total Liability Derivatives		$81,598

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements
70

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2060 Portfolio	as of June 30, 2022 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$742,808
Interest rate contracts	(47,531)
Total	$695,277
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(41,675)
Interest rate contracts	(13,163)
Total	$(54,838)
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $302,962,515.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$26,760
Gross Unrealized Depreciation	(39,547,275)
Net Unrealized Depreciation	$(39,520,515)
See Accompanying Notes to Financial Statements
71

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2065 Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.0%
5,284	iShares 20+ Year Treasury Bond ETF	$606,973	2.0
10,705	iShares MSCI EAFE Small-Cap ETF	584,386	2.0
11,146	iShares MSCI Japan ETF	588,843	2.0
	Total Exchange-Traded Funds (Cost $2,078,275)	1,780,202	6.0
MUTUAL FUNDS: 94.0%
	Affiliated Investment Companies: 94.0%
252,794	Voya Emerging Markets Index Portfolio - Class P2	2,646,756	9.0
619,893	Voya International Index Portfolio - Class P2	5,895,185	20.0
140,232	Voya Russell Mid Cap Index Portfolio - Class P2	1,466,832	5.0
142,657	Voya Russell Small Cap Index Portfolio - Class P2	1,758,961	5.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
113,058	Voya Short Term Bond Fund - Class P2	$1,048,043	3.5
848,131	Voya U.S. Stock Index Portfolio - Class P2	14,935,582	50.6
	Total Mutual Funds (Cost $32,713,880)	27,751,359	94.0
	Total Investments in Securities (Cost $34,792,155)	$29,531,561	100.0
	Assets in Excess of Other Liabilities	8,550	0.0
	Net Assets	$29,540,111	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,780,202	$—	$—	$1,780,202
Mutual Funds	27,751,359	—	—	27,751,359
Total Investments, at fair value	$29,531,561	$—	$—	$29,531,561

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
72

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2065 Portfolio	as of June 30, 2022 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$1,817,749	$2,098,781	$(835,642)	$(434,132)	$2,646,756	$48,903	$(139,354)	$81,909
Voya International Index Portfolio - Class P2	4,215,542	4,183,141	(1,234,254)	(1,269,244)	5,895,185	187,698	(11,485)	—
Voya Russell Mid Cap Index Portfolio - Class P2	1,050,405	1,018,705	(192,327)	(409,951)	1,466,832	14,731	(22,954)	104,711
Voya Russell Small Cap Index Portfolio - Class P2	1,212,985	1,293,870	(212,222)	(535,672)	1,758,961	15,102	(23,370)	135,164
Voya Short Term Bond Fund - Class P2	—	1,104,058	(50,334)	(5,681)	1,048,043	1,615	(535)	—
Voya U.S. Bond Index Portfolio - Class P2	418,910	122,159	(550,043)	8,974	—	1,293	(28,737)	—
Voya U.S. Stock Index Portfolio - Class P2	12,118,958	10,084,758	(4,201,534)	(3,066,600)	14,935,582	—	(8,608)	—
	$20,834,549	$19,905,472	$(7,276,356)	$(5,712,306)	$27,751,359	$269,342	$(235,043)	$321,784
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $34,807,865.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(5,276,304)
Net Unrealized Depreciation	$(5,276,304)
See Accompanying Notes to Financial Statements
73

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VINDSOL         (0622-081922)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Partners, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 1, 2022

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 1, 2022